UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21972

Name of Fund:	BlackRock Credit Allocation Income Trust (BTZ)

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Credit Allocation Income Trust, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2023

Date of reporting period: 06/30/2023

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

JUNE 30, 2023

2023 Semi-Annual Report (Unaudited)

BlackRock Core Bond Trust (BHK)

BlackRock Corporate High Yield Fund, Inc. (HYT)

BlackRock Credit Allocation Income Trust (BTZ)

BlackRock Floating Rate Income Trust (BGT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Supplemental Information  (unaudited)

Section 19(a) Notices

BlackRock Core Bond Trust’s (BHK), BlackRock Corporate High Yield Fund, Inc.’s (HYT) and BlackRock Credit Allocation Income Trust’s (BTZ) (collectively the “Trusts”, or individually a “Trust”) amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Trust’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. Each Trust will provide a Form 1099-DIV each calendar year that will tell you how to report these distributions for U.S. federal income tax purposes.

June 30, 2023

	Total Cumulative Distributions for the Fiscal Period						% Breakdown of the Total Cumulative Distributions for the Fiscal Period
Trust Name	Net Income	Net Realized Capital Gains Short-Term	Net Realized Capital Gains Long-Term	Return of Capital	(a)	Total Per Common Share	Net Income	Net Realized Capital Gains Short-Term	Net Realized Capital Gains Long-Term	Return of Capital	Total Per Common Share
BHK	$0.255896	$—	$—	$0.191704		$0.447600	57%	—%	—%	43%	100%
HYT	0.326298	—	—	0.141102		0.467400	70	—	—	30	100
BTZ	0.311561	—	—	0.191839		0.503400	62	—	—	38	100

(a)

Each Trust estimates that it has distributed more than its net income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in a Trust is returned to the shareholder. A return of capital does not necessarily reflect a Trust’s investment performance and should not be confused with “yield” or “income.” When distributions exceed total return performance, the difference will reduce a Trust’s net asset value per share.

Section 19(a) notices for the Trusts, as applicable, are available on the BlackRock website at blackrock.com.

Section 19(b) Disclosure

BlackRock Core Bond Trust (BHK), BlackRock Corporate High Yield Fund, Inc. (HYT), BlackRock Credit Allocation Income Trust (BTZ) and BlackRock Floating Rate Income Trust (BGT) (collectively the “Trusts”, or individually a “Trust”), acting pursuant to a U.S. Securities and Exchange Commission (“SEC”) exemptive order and with the approval of each Trust’s Board of Trustees or Directors, as applicable (the “Board”), each has adopted a managed distribution plan, consistent with its investment objectives and policies, to support a level distribution of income, capital gains and/or return of capital (the “Plan”). In accordance with the Plans, the Trusts currently distribute the following fixed amounts per share on a monthly basis:

Trust Name	Amount Per Common Share
BHK	$0.074600
HYT	0.077900
BTZ	0.083900
BGT	0.113580

The fixed amounts distributed per share are subject to change at the discretion of each Trust’s Board. Under its Plan, each Trust will distribute all available net income to its shareholders as required by the Internal Revenue Code of 1986, as amended (the “Code”). If sufficient income (inclusive of net income and short-term capital gains) is not earned on a monthly basis, the Trusts will distribute long-term capital gains and/or return of capital to shareholders in order to maintain a level distribution. Each monthly distribution to shareholders is expected to be at the fixed amount established by the Board; however, each Trust may make additional distributions from time to time, including additional capital gain distributions at the end of the taxable year, if required to meet requirements imposed by the Code and/or the Investment Company Act of 1940, as amended (the “1940 Act”).

Shareholders should not draw any conclusions about each Trust’s investment performance from the amount of these distributions or from the terms of the Plan. Each Trust’s total return performance is presented in its financial highlights table.

The Board may amend, suspend or terminate a Trust’s Plan at any time without prior notice to the Trust’s shareholders if it deems such actions to be in the best interests of the Trust or its shareholders. The suspension or termination of the Plan could have the effect of creating a trading discount (if the Trust’s stock is trading at or above net asset value) or widening an existing trading discount. The Trusts are subject to risks that could have an adverse impact on their ability to maintain level distributions. Examples of potential risks include, but are not limited to, economic downturns impacting the markets, changes in interest rates, decreased market volatility, companies suspending or decreasing corporate dividend distributions and changes in the Code. Please refer to BHK, HYT and BGT’s prospectus for a more complete description of each Trust’s risks.

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The Markets in Review

Dear Shareholder,

Despite an uncertain economic landscape during the 12-month reporting period ended June 30, 2023, the resilience of the U.S. economy in the face of ever tighter financial conditions provided an encouraging backdrop for investors. Inflation remained elevated as labor costs grew rapidly and unemployment rates reached the lowest levels in decades. However, inflation moderated substantially as the period continued, while ongoing strength in consumer spending backstopped the economy.

Equity returns were strong, as continued job growth eased investors’ concerns about the economy’s durability. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. Most major classes of equities advanced significantly, including large- and small-capitalization U.S. stocks and international equities from developed markets. Emerging market equities also gained, although at a substantially slower pace, pressured by high interest rates and falling commodities prices.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at its June 2023 meeting, which made it the first meeting without a rate increase since the tightening cycle began in early 2022.

Supply constraints have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population exacerbate these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and most recently opted for a pause, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.

While we favor an overweight to developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on emerging market stocks in the near-term as growth trends for emerging markets appear brighter. We also believe that stocks with an A.I. tilt should benefit from an investment cycle that is set to support revenues and margins. We are neutral on credit overall amid tightening credit and financial conditions, however there are selective opportunities in the near term. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S. inflation-linked bonds, U.S. mortgage-backed securities, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2023
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	16.89%	19.59%

U.S. small cap equities (Russell 2000® Index)	8.09	12.31

International equities (MSCI Europe, Australasia, Far East Index)	11.67	18.77

Emerging market equities (MSCI Emerging Markets Index)	4.89	1.75

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.25	3.60

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	1.70	(3.97)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	2.09	(0.94)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	2.67	3.19

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	5.38	9.07
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T	3

4

The Benefits and Risks of Leveraging

The Trusts may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, their common shares (“Common Shares”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by a Trust on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Trust (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Trust’s shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage (after paying the leverage costs) is paid to shareholders in the form of dividends, and the value of these portfolio holdings (less the leverage liability) is reflected in the per share NAV.

To illustrate these concepts, assume a Trust’s capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, a Trust’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by a Trust with the proceeds from leverage earn income based on longer-term interest rates. In this case, a Trust’s financing cost of leverage is significantly lower than the income earned on a Trust’s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.

However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed a Trust’s return on assets purchased with leverage proceeds, income to shareholders is lower than if a Trust had not used leverage. Furthermore, the value of the Trusts’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the amount of each Trust’s obligations under its respective leverage arrangement generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Trusts’ NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that a Trust’s intended leveraging strategy will be successful.

The use of leverage also generally causes greater changes in each Trust’s NAV, market price and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of a Trust’s shares than if the Trust were not leveraged. In addition, each Trust may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Trust to incur losses. The use of leverage may limit a Trust’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Trust incurs expenses in connection with the use of leverage, all of which are borne by shareholders and may reduce income to the shareholders. Moreover, to the extent the calculation of each Trust’s investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Trusts’ investment adviser will be higher than if the Trusts did not use leverage.

Each Trust may utilize leverage through a credit facility or reverse repurchase agreements as described in the Notes to Financial Statements, if applicable.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), each Trust is permitted to borrow money (including through the use of TOB Trusts) or issue debt securities up to 33 1/3% of its total managed assets. A Trust may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Trust may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by its credit facility, which may be more stringent than those imposed by the 1940 Act.

Derivative Financial Instruments

The Trusts may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Trusts must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Trusts’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Trust can realize on an investment and/or may result in lower distributions paid to shareholders. The Trusts’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

T H E B E N E F I T S A N D R I S K S O F L E V E R A G I N G / D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	5

Trust Summary as of June 30, 2023	BlackRock Core Bond Trust (BHK)

Investment Objective

BlackRock Core Bond Trust’s (BHK) (the “Trust”) investment objective is to provide current income and capital appreciation. The Trust seeks to achieve its investment objective by investing, under normal market conditions, at least 75% of its managed assets in bonds that are investment grade quality at the time of investment. Under normal market conditions, the Trust intends to invest its assets primarily in a diversified portfolio of investment grade bonds, which may include, but are not limited to, corporate bonds, U.S. government and agency securities and mortgage-related securities. The Trust may invest up to 25% of its total managed assets in bonds that, at the time of investment, are rated Ba/BB or below by Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”), Fitch Ratings (“Fitch”) or another nationally recognized rating agency or bonds that are unrated but judged to be of comparable quality by the investment adviser. The Trust may invest up to 10% of its total managed assets in bonds issued in foreign currencies. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on New York Stock Exchange	BHK
Initial Offering Date	November 27, 2001
Current Distribution Rate on Closing Market Price as of June 30, 2023 ($ 10.64)(a)	8.41%
Current Monthly Distribution per Common Share(b)	$0.074600
Current Annualized Distribution per Common Share(b)	$0.895200
Leverage as of June 30, 2023(c)	34%

(a)

Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(c)

Represents reverse repurchase agreements as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to any borrowings) minus the sum of its liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	06/30/23	12/31/22	Change	High	Low
Closing Market Price	$10.64	$10.38	2.50%	$11.68	$10.21
Net Asset Value	10.93	10.89	0.37	11.77	10.75

Performance

Returns for the period ended June 30, 2023 were as follows:

		Average Annual Total Returns

	6-month	1 Year	5 Years	10 Years

Trust at NAV(a)(b)	4.56%	0.00%	1.48%	3.91%
Trust at Market Price(a)(b)	6.79	1.99	2.85	4.50
Bloomberg U.S. Credit Index(c)	3.13	1.39	1.65	2.51
Reference Benchmark(d)	3.50	0.67	1.53	2.76
Bloomberg U.S. Long Government/Credit Index(e)	4.39	(2.56)	0.66	2.86
Bloomberg Intermediate Credit Index(f)	2.21	1.56	1.82	2.17
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index(g)	5.38	9.07	3.34	4.43
Bloomberg CMBS, Eligible for U.S. Aggregate Index(h)	1.20	(1.71)	1.29	1.80
Bloomberg MBS Index(i)	1.87	(1.52)	0.03	1.13
Bloomberg ABS Index(j)	1.74	1.18	1.53	1.48

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Trust’s use of leverage, if any.
(b)	The Trust’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)

An index that measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government related bond markets. It is composed of the U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities.

(d)

The Reference Benchmark is comprised of the Bloomberg U.S. Long Government/Credit Index (40%); Bloomberg Intermediate Credit Index (24%); Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (16%); Bloomberg CMBS, Eligible for U.S. Aggregate Index (8%); Bloomberg MBS Index (8%); and Bloomberg ABS Index (4%). The Reference Benchmark’s index content and weightings may have varied over past periods.

(e)

An unmanaged index that is the long component of the Bloomberg U.S. Government/Credit Index. It includes publicly issued U.S. Treasury debt, U.S. government agency debt, taxable debt issued by U.S. states and territories and their political subdivisions, debt issued by U.S. and non-U.S. corporations, non-U.S. government debt and supranational debt.

(f)

An unmanaged index that is the intermediate component of the Bloomberg U.S. Credit Index. The Bloomberg U.S. Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

(g)

An unmanaged index comprised of issuers that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and no issuer represents more than 2% of the index.

(h)	An unmanaged index that is the CMBS component of the Bloomberg U.S. Aggregate Index.

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Trust Summary as of June 30, 2023 (continued)	BlackRock Core Bond Trust (BHK)

(i)

An unmanaged index that is a market value-weighted index, which covers the mortgage-backed securities component of the Bloomberg U.S. Aggregate Bond Index. It is comprised of agency mortgage-backed pass-through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year. The index includes reinvestment of income.

(j)	An unmanaged index that is the asset-backed securities component of the Bloomberg U.S. Aggregate Index.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Past performance is not an indication of future results.

The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.

More information about the Trust’s historical performance can be found in the “Closed End Funds” section of blackrock.com.

The following discussion relates to the Trust’s absolute performance based on NAV:

What factors influenced performance?

Exposure to credit-oriented sectors including investment grade corporate bonds and collateralized loan obligations contributed to the Trust’s performance over the reporting period. Holdings of U.S. Treasuries and mortgage-backed securities (“MBS”) also proved additive.

Derivatives are utilized by the Trust in order to hedge and/or take outright views on interest rates, credit risk and/or foreign exchange positions in the portfolio. The Trust’s use of derivatives detracted from performance during the period.

Describe recent portfolio activity.

The Trust continued to favor agency MBS as a high-quality source of income as well as due to more attractive valuations driven by the spike in interest rate volatility in March and MBS selling by regional banks. The Trust remained cautious on credit risk but opportunistically added senior debt from larger, well-capitalized banks. The Trust reduced exposure to subordinated bank debt.

The Trust’s practice of maintaining a specified level of monthly distributions to shareholders did not have a material impact on the Trust’s investment strategy.

Describe portfolio positioning at period end.

At period end, the Trust maintained diversified exposure across non-government spread sectors, including investment grade and high yield corporate bonds, CMBS, ABS and, to a lesser degree, non-agency MBS. The Trust also held exposure to government-related sectors such as U.S. Treasuries, agency debt and agency MBS.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Overview of the Trust’s Total Investments

PORTFOLIO COMPOSITION

Asset Type(a)	Percentage of Total Investments

Corporate Bonds	45.6%
U.S. Government Sponsored Agency Securities	15.7
Asset-Backed Securities	10.7
Non-Agency Mortgage-Backed Securities	9.2
U.S. Treasury Obligations	9.0
Preferred Securities	3.8
Municipal Bonds	2.4
Floating Rate Loan Interests	2.3
Foreign Agency Obligations	1.3

CREDIT QUALITY ALLOCATION

Credit Rating(a)(b)	Percentage of Total Investments

AAA/Aaa(c)	34.0%
AA/Aa	3.9
A	12.5
BBB/Baa	19.7
BB/Ba	11.1
B	10.6
CCC/Caa	2.8
CC	0.2
C	—	(d)
N/R(e)	5.2

T R U S T S U M M A R Y	7

Trust Summary as of June 30, 2023 (continued)	BlackRock Core Bond Trust (BHK)

(a)	Excludes short-term securities.
(b)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)

The investment adviser evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuer. Using this approach, the investment adviser has deemed U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.

(d)	Rounds to less than 0.1% of total investments.
(e)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2023, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of the Trust’s total investments.

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Trust Summary as of June 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT)

Investment Objective

BlackRock Corporate High Yield Fund, Inc.’s (HYT) (the “Trust”) primary investment objective is to provide shareholders with current income. The Trust’s secondary investment objective is to provide shareholders with capital appreciation. The Trust seeks to achieve its objectives by investing primarily in a diversified portfolio of fixed income securities which are rated at the time of investment to be below investment grade or, if unrated, are considered by the investment adviser to be of comparable quality. The Trust may invest directly in fixed income securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on New York Stock Exchange	HYT
Initial Offering Date	May 30, 2003
Current Distribution Rate on Closing Market Price as of June 30, 2023 ($8.92)(a)	10.48%
Current Monthly Distribution per Common Share(b)	$0.077900
Current Annualized Distribution per Common Share(b)	$0.934800
Leverage as of June 30, 2023(c)	29%

(a)

Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(c)

Represents bank borrowings outstanding as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to borrowings), minus the sum of liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	06/30/23	12/31/22	Change	High	Low

Closing Market Price	$8.92	$8.74	2.06%	$9.43	$8.28
Net Asset Value	9.38	9.25	1.41	9.85	9.13

Performance

Returns for the period ended June 30, 2023 were as follows:

		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years

Trust at NAV(a)(b)	6.88%	10.09%	4.25%	5.97%
Trust at Market Price(a)(b)	7.57	3.82	5.75	5.88
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index(c)	5.38	9.07	3.34	4.43

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Trust’s use of leverage, if any.
(b)	The Trust’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)

An unmanaged index comprised of issuers that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and no issuer represents more than 2% of the index.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Past performance is not an indication of future results.

The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.

More information about the Trust’s historical performance can be found in the “Closed End Funds” section of blackrock.com.

The following discussion relates to the Trust’s absolute performance based on NAV:

What factors influenced performance?

High-yield corporate bonds experienced strong positive returns in the period, as credit sentiment was supported by continued declines in inflation and resilient economic data.

The Trust’s overweight to issues in the B ratings category was the strongest contributor to performance on an absolute basis, followed by the overweight to CCC-rated issues. An underweight to BB issues also contributed to performance. A tactical allocation to bank loans contributed to performance as well as the asset class outperformed high yield corporates over the period. From a sector perspective, technology, leisure and independent energy exposures were the most accretive to performance.

There was very little that negatively impacted performance on an absolute basis. Some currency and interest rate exposures were held as hedges and detracted from performance on a standalone basis.

T R U S T S U M M A R Y	9

Trust Summary as of June 30, 2023 (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Describe recent portfolio activity.

The Trust maintained an underweight to BB-rated issues, while maintaining slight overweights to Bs and CCCs. With expected near-term volatility, the portfolio’s beta (market sensitivity) was held below that of the broader high yield market, despite a constructive stance on opportunities within the asset class based on attractive incremental income. The Trust tactically managed sector-level exposures, although arguably individual security positioning is a more important driver of the portfolio’s composition. The Trust was an active user of liquid high yield products such as exchange-traded funds to manage overall credit exposure and tactically shifted these exposures throughout the period.

The Trust’s practice of maintaining a specified level of monthly distributions to shareholders did not have a material impact on the Trust’s investment strategy.

Describe portfolio positioning at period end.

By credit rating, the Trust’s largest allocation was to issues in the B category, followed by BB and then CCC. While the high yield corporate allocation remained at the core of the portfolio, the Trust ended the period with notable off-benchmark tactical allocations to bank loans and investment grade corporate bonds as a relative value play versus the underweight to BB issues. The largest sector allocations included technology, independent energy and cable & satellite, while the Trust had no exposure to railroads, life insurance and office REITs.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Overview of the Trust’s Total Investments

PORTFOLIO COMPOSITION

Asset Type(a)	Percentage of Total Investments
Corporate Bonds	86.1%
Floating Rate Loan Interests	11.9
Preferred Securities	1.5
Other*	0.5

CREDIT QUALITY ALLOCATION

Credit Rating(a)(b)	Percentage of Total Investments
A	0.5%
BBB/Baa	6.0
BB/Ba	37.6
B	44.0
CCC/Caa	9.7
CC	—	(c)
C	—	(c)
N/R(d)	2.2

(a)	Excludes short-term securities.
(b)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Rounds to less than 0.1% of total investments.
(d)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2023, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of the Trust’s total investments.

*	Includes one or more investment categories that individually represents less than 1.0% of the Trust’s total investments. Please refer to the Consolidated Schedule of Investments for details.

10	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Trust Summary as of June 30, 2023	BlackRock Credit Allocation Income Trust (BTZ)

Investment Objective

BlackRock Credit Allocation Income Trust’s (BTZ) (the “Trust”) investment objective is to provide current income, current gains and capital appreciation. The Trust seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in credit-related securities, including, but not limited to, investment grade corporate bonds, high yield bonds (commonly referred to as “junk” bonds), bank loans, preferred securities or convertible bonds or derivatives with economic characteristics similar to these credit-related securities. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on New York Stock Exchange	BTZ
Initial Offering Date	December 27, 2006
Current Distribution Rate on Closing Market Price as of June 30, 2023 ($10.15)(a)	9.92%
Current Monthly Distribution per Common Share(b)	$0.083900
Current Annualized Distribution per Common Share(b)	$1.006800
Leverage as of June 30, 2023(c)	37%

(a)

Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(c)

Represents reverse repurchase agreements as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to any borrowings) minus the sum of its liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	06/30/23	12/31/22	Change	High	Low

Closing Market Price	$10.15	$10.10	0.50%	$11.46	$9.97
Net Asset Value	11.21	11.19	0.18	12.00	11.07

Performance

Returns for the period ended June 30, 2023 were as follows:

		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Trust at NAV(a)(b)	5.08%	6.02%	3.12%	4.67%
Trust at Market Price(a)(b)	5.41	2.52	4.07	4.88
Reference Benchmark(c)	3.75	3.69	2.42	3.40
Bloomberg U.S. Credit Index(d)	3.13	1.39	1.65	2.51
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index(e)	5.38	9.07	3.34	4.43
Bloomberg USD Capital Securities Index(f)	2.80	1.45	2.79	3.96

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Trust’s use of leverage, if any.
(b)	The Trust’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)

The Reference Benchmark is comprised of the Bloomberg U.S. Credit Index (50.36%), the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (29.93%), and the Bloomberg USD Capital Securities Index (19.71%).

(d)

An index that measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government related bond markets. It is composed of the U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities.

(e)

An unmanaged index comprised of issuers that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and no issuer represents more than 2% of the index.

(f)	An unmanaged index that tracks fixed-rate, investment grade capital securities denominated in USD.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Past performance is not an indication of future results.

The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.

More information about the Trust’s historical performance can be found in the “Closed End Funds” section of blackrock.com.

T R U S T S U M M A R Y	11

Trust Summary as of June 30, 2023 (continued)	BlackRock Credit Allocation Income Trust (BTZ)

The following discussion relates to the Trust’s absolute performance based on NAV:

What factors influenced performance?

Contributions to the Trust’s performance over the reporting period were led by broad U.S. credit exposures, in particular investment grade corporate bonds, high yield corporate bonds, preferred securities, and floating rate exposure in the form of bank loans and collateralized loan obligations (“CLOs”). Exposure to European corporate credit, emerging market bonds and Asian corporate credit also contributed, although to a lesser extent.

The Trust’s stance with respect to duration and corresponding interest rate sensitivity detracted from performance, along with exposure to equity downside hedges. Positioning in securitized assets, specifically uniform mortgage-backed securities (“UMBS”), also detracted over the period.

In addition to employing leverage, the Trust used derivatives as part of its investment strategy, including forward contracts to hedge foreign currency exposure of non-U.S. positions back to U.S. dollars and interest rate futures to adjust duration positioning tactically as needed. The use of derivatives over the period had a negative impact on performance.

Describe recent portfolio activity.

Over the period, the Trust raised the overall credit quality of the portfolio, increasing exposure to investment grade corporate bonds and higher quality bonds within high yield corporates. The Trust also increased exposure to UMBS and CLOs which continue to offer attractive yields and incremental resilience to economic weakness. The Trust decreased exposure to preferred securities, European corporate credit and emerging markets on a weaker view of the fundamental market backdrop. The Trust’s use of leverage decreased over the period.

Describe portfolio positioning at period end.

At period end, the Trust was positioned conservatively in anticipation that interest rates would likely stay “higher for longer”. Holdings were tilted toward domestic assets given elevated geopolitical risks, particularly in Europe and Asia. The Trust was focused on utilizing credit selection across sectors to drive performance in the face of structural headwinds. The Trust maintained a core allocation to the broader U.S. credit markets, with a preference for BB-rated corporate bonds, bank loans and CLOs, in addition to select non-U.S. exposures.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Overview of the Trust’s Total Investments

PORTFOLIO COMPOSITION

Asset Type(a)	Percentage of Total Investments
Corporate Bonds	67.8%
Asset-Backed Securities	9.3
U.S. Government Sponsored Agency Securities	8.7
Preferred Securities	8.3
Floating Rate Loan Interests	3.8
Foreign Agency Obligations	1.5
Other*	0.6

CREDIT QUALITY ALLOCATION

Credit Rating(a)(b)	Percentage of Total Investments
AAA/Aaa	13.8%
AA/Aa	3.2
A	11.7
BBB/Baa	34.3
BB/Ba	19.4
B	14.6
CCC/Caa	2.4
C	—	(c)
N/R(d)	0.6

(a)	Excludes short-term securities.
(b)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Rounds to less than 0.1% of total investments.
(d)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2023, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of the Trust’s total investments.

*	Includes one or more investment categories that individually represents less than 1.0% of the Trust’s total investments. Please refer to the Schedule of Investments for details.

12	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Trust Summary as of June 30, 2023	BlackRock Floating Rate Income Trust (BGT)

Investment Objective

BlackRock Floating Rate Income Trust’s (BGT) (the “Trust”) primary investment objective is to provide a high level of current income. The Trust’s secondary investment objective is to seek the preservation of capital to the extent consistent with its primary objective of high current income. The Trust seeks to achieve its investment objectives by investing primarily, under normal market conditions, at least 80% of its assets in floating and variable rate instruments of U.S. and non-U.S. issuers, including a substantial portion of its assets in global floating and variable rate securities including senior secured floating rate loans made to corporate and other business entities. Under normal market conditions, the Trust expects that the average effective duration of its portfolio will be no more than 1.5 years. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on New York Stock Exchange	BGT
Initial Offering Date	August 30, 2004
Current Distribution Rate on Closing Market Price as of June 30, 2023 ($11.66)(a)	11.69%
Current Monthly Distribution per Common Share(b)	$0.113580
Current Annualized Distribution per Common Share(b)	$1.362960
Leverage as of June 30, 2023(c)	24%

(a)

Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change.
(c)

Represents bank borrowings outstanding as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to borrowings), minus the sum of liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	06/30/23	12/31/22	Change	High	Low
Closing Market Price	$11.66	$10.94	6.58%	$11.75	$10.78
Net Asset Value	12.75	12.43	2.57	12.86	12.42

Performance

Returns for the period ended June 30, 2023 were as follows:

		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Trust at NAV(a)(b)	8.00%	15.23%	4.97%	5.22%
Trust at Market Price(a)(b)	12.22	15.70	4.98	3.93
Morningstar LSTA Leveraged Loan Index(c)	6.48	10.71	4.13	4.07

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Trust’s use of leverage, if any.
(b)	The Trust’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	An unmanaged market value-weighted index designed to measure the performance of the U.S. leveraged loan market based upon market weightings, spreads and interest payments.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Past performance is not an indication of future results.

The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.

More information about the Trust’s historical performance can be found in the “Closed End Funds” section of blackrock.com.

The following discussion relates to the Trust’s absolute performance based on NAV:

What factors influenced performance?

Bank loans performed well in the first half of 2023, as the backdrop of falling inflation and continued economic growth fueled positive returns for the credit-sensitive areas of the fixed-income market.

From a sector perspective, information technology, consumer cyclical services and healthcare were the largest contributors to absolute performance. In terms of credit tiers, B, BB and CCC rated issues contributed to returns, while CC and C rated securities detracted.

The Trust’s practice of maintaining a specified level of monthly distributions to shareholders did not have a material impact on the Trust’s investment strategy.

T R U S T S U M M A R Y	13

Trust Summary as of June 30, 2023 (continued)	BlackRock Floating Rate Income Trust (BGT)

Describe recent portfolio activity.

The Trust maintained an overweight in CCCs given market pricing and issuer-specific opportunities. It also maintained an overweight in B rated debt, but it was underweight in B2s since yield spreads did not reflect the fundamental headwinds for this cohort. BBs remained a slight underweight.

The Trust continued to use liquid, index-based derivatives in the loan and high yield markets to manage its positioning.

Describe portfolio positioning at period end.

The Trust remained predominately invested in bank loans, with a weighting of over 95% of assets held in the category. The rest of the portfolio was allocated to high yield bonds and cash.

The Trust was overweight in B and CCC rated issues. In the CCC space, it focused on avoiding the lowest-quality and most distressed segments of the market.

The Trust’s sector positioning continued to be largely informed by bottom-up security selection. With that said, top-down considerations have become an increasingly important factor in the current market environment. The investment adviser is particularly cautious on sectors and issuers that have high fixed operating costs, above-average economic sensitivity, limited pricing power, and outsized exposure to wage pressures. The Trust maintained its underweights in the healthcare, electric utilities and transportation services sectors.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Overview of the Trust’s Total Investments

PORTFOLIO COMPOSITION

Asset Type(a)	Percentage of Total Investments
Floating Rate Loan Interests	96.2%
Corporate Bonds	1.5
Asset-Backed Securities	1.1
Investment Companies	1.1
Other*	0.1

CREDIT QUALITY ALLOCATION

Credit Rating(a)(b)	Percentage of Total Investments
BBB/Baa	6.8%
BB/Ba	25.7
B	57.2
CCC/Caa	6.5
C	—	(c)
N/R(d)	3.8

(a)	Excludes short-term securities.
(b)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Rounds to less than 0.1% of total investments.
(d)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2023, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of the Trust’s total investments.

*	Includes one or more investment categories that individually represents less than 1.0% of the Trust’s total investments. Please refer to the Schedule of Investments for details.

14	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) June 30, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities
522 Funding CLO Ltd.(a)(b)
Series 2019-4A, Class CR, (3-mo. LIBOR US + 2.40%), 7.65%, 04/20/30	USD	500	$496,237
Series 2019-4A, Class DR, (3-mo. LIBOR US + 3.65%), 8.90%, 04/20/30		600	573,381
AGL CLO 3 Ltd., Series 2020-3A, Class D, (3-mo. LIBOR US + 3.30%), 8.56%, 01/15/33(a)(b)		250	236,037
ALM Ltd., Series 2020-1A, Class D, (3-mo. LIBOR US + 6.00%), 11.26%, 10/15/29(a)(b)		285	259,176
AMMC CLO 20 Ltd., Series 2017-20A, Class AR, (3-mo. LIBOR US + 0.87%), 6.13%, 04/17/29(a)(b)		73	72,970
Anchorage Capital CLO Ltd.(a)(b)
Series 2013-1A, Class A2R, (3-mo. LIBOR US + 1.65%), 6.89%, 10/13/30		380	377,584
Series 2013-1A, Class CR, (3-mo. LIBOR US + 3.20%), 8.44%, 10/13/30		720	696,600
Apidos CLO XXII, Series 2015-22A, Class CR, (3-mo. LIBOR US + 2.95%), 8.20%, 04/20/31(a)(b)		250	236,532
Apidos CLO XXIV, Series 2016-24A, Class A1AL, (3-mo. LIBOR US + 0.95%), 6.20%, 10/20/30(a)(b)		500	494,352
Apidos CLO XXVI, Series 2017-26A, Class A1AR, (3-mo. LIBOR US + 0.90%), 6.16%, 07/18/29(a)(b)		1,077	1,070,870
Apidos CLO XXVII, Series 2017-27A, Class A1R, (3-mo. LIBOR US + 0.93%), 6.19%, 07/17/30(a)(b)		247	245,345
ASSURANT CLO I Ltd., Series 2017-1A, Class CR, (3-mo. LIBOR US + 2.15%), 7.40%, 10/20/34(a)(b)		500	477,973
Bain Capital Credit CLO Ltd.(a)(b)
Series 2021-3A, Class D, (3-mo. LIBOR US + 3.10%), 8.37%, 07/24/34		250	224,075
Series 2021-5A, Class B, (3-mo. LIBOR US + 1.65%), 6.92%, 10/23/34		500	478,447
Ballyrock CLO 21 Ltd., Series 2022-21A, Class D, (3-mo. CME Term SOFR + 8.76%), 13.81%, 10/20/35(a)(b)		500	501,759
Barings CLO Ltd., Series 2017-1A, Class D, (3-mo. LIBOR US + 3.60%), 8.86%, 07/18/29(a)(b)		250	244,959
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A1R2, (3-mo. LIBOR US + 0.87%), 6.13%, 07/15/29(a)(b)		160	159,346
Birch Grove CLO 3 Ltd., Series 2021-3A, Class D1, (3-mo. LIBOR US + 3.20%), 8.47%, 01/19/35(a)(b)		250	235,018
Birch Grove CLO Ltd., Series 19A, Class DR, (3-mo. LIBOR US + 3.35%), 8.90%, 06/15/31(a)(b)		1,000	980,639
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class D, (3-mo. LIBOR US + 2.90%), 8.16%, 04/15/34(a)(b)		500	454,549
Buttermilk Park CLO Ltd., Series 2018-1A, Class D, (3-mo. LIBOR US + 3.10%), 8.36%, 10/15/31(a)(b)		250	225,236
Canyon Capital CLO Ltd.(a)(b)
Series 2016-1A, Class CR, (3-mo. LIBOR US + 1.90%), 7.16%, 07/15/31		250	240,138
Series 2021-2A, Class D, (3-mo. LIBOR US + 3.35%), 8.61%, 04/15/34		500	457,547
Carlyle Global Market Strategies CLO Ltd.(a)(b)
Series 2013-1A, Class A1RR, (3-mo. LIBOR US + 0.95%), 6.27%, 08/14/30		228	225,350
Series 2013-1A, Class CR, (3-mo. LIBOR US + 3.35%), 8.67%, 08/14/30		1,000	922,571
Carlyle U.S. CLO Ltd., Series 2022-6A, Class C, (3-mo. CME Term SOFR + 4.00%), 8.60%, 10/25/34(a)(b)		250	251,489

Security	Par (000)		Value

Asset-Backed Securities (continued)
CarVal CLO II Ltd., Series 2019-1A, Class DR, (3-mo. LIBOR US + 3.20%), 8.45%, 04/20/32(a)(b)	USD	500	$462,671
CarVal CLO III Ltd., Series 2019-2A, Class E, (3-mo. LIBOR US + 6.44%), 11.69%, 07/20/32(a)(b)		500	446,067
CarVal CLO VC Ltd., Series 2021-2A, Class D, (3-mo. LIBOR US + 3.25%), 8.51%, 10/15/34(a)(b)		250	239,753
CBAM Ltd., Series 2017-1A, Class C, (3-mo. LIBOR US + 2.40%), 7.65%, 07/20/30(a)(b)		350	343,651
Cedar Funding IX CLO Ltd.(a)(b)
Series 2018-9A, Class A1, (3-mo. LIBOR US + 0.98%), 6.23%, 04/20/31		250	247,824
Series 2018-9A, Class D, (3-mo. LIBOR US + 2.60%), 7.85%, 04/20/31		250	229,779
Cedar Funding VII CLO Ltd., Series 2018-7A, Class A1, (3-mo. LIBOR US + 1.00%), 6.25%, 01/20/31(a)(b)		496	491,890
Cedar Funding X CLO Ltd., Series 2019-10A, Class BR, (3-mo. LIBOR US + 1.60%), 6.85%, 10/20/32(a)(b)		930	913,290
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class B, (3-mo. LIBOR US + 1.60%), 6.86%, 07/15/33(a)(b)		500	491,308
Cedar Funding XV CLO Ltd., Series 2022-15A, Class B, (3-mo. CME Term SOFR + 1.80%), 6.85%, 04/20/35(a)(b)		400	384,548
CIFC Funding I Ltd., Series 2019-1A, Class DR, (3-mo. LIBOR US + 3.10%), 8.35%, 04/20/32(a)(b)		500	483,132
CIFC Funding II Ltd., Series 2017-2A, Class AR, (3-mo. LIBOR US + 0.95%), 6.20%, 04/20/30(a)(b)		489	484,925
CIFC Funding III Ltd., Series 2015-3A, Class AR, (3-mo. LIBOR US + 0.87%), 6.14%, 04/19/29(a)(b)		217	215,667
CIFC Funding IV Ltd., Series 2017-4A, Class A1R, (3-mo. LIBOR US + 0.95%), 6.22%, 10/24/30(a)(b)		476	471,652
CIFC Funding Ltd.(a)(b)
Series 2013-1A, Class CR, (3-mo. LIBOR US + 3.55%), 8.81%, 07/16/30		500	467,173
Series 2014-2RA, Class B1, (3-mo. LIBOR US + 2.80%), 8.07%, 04/24/30		750	720,776
Series 2014-3A, Class BR2, (3-mo. LIBOR US + 1.80%), 7.07%, 10/22/31		250	245,567
Series 2015-1A, Class ARR, (3-mo. LIBOR US + 1.11%), 6.38%, 01/22/31		1,000	989,300
Series 2020-1A, Class DR, (3-mo. LIBOR US + 3.10%), 8.36%, 07/15/36		500	470,038
CIFC Funding VII Ltd.(a)(b)
Series 2022-7A, Class C, (3-mo. CME Term SOFR + 3.85%), 8.92%, 10/22/35		500	499,736
Series 2022-7A, Class D, (3-mo. CME Term SOFR + 5.35%), 10.42%, 10/22/35		600	600,335
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 1A, (1-mo. LIBOR US + 0.14%), 5.33%, 01/15/37(a)		1,094	983,993
Dewolf Park CLO Ltd., Series 2017-1A, Class DR, (3-mo. LIBOR US + 2.85%), 8.11%, 10/15/30(a)(b)		280	260,017
Dryden 106 CLO Ltd., Series 2022-106A, Class C, (3-mo. CME Term SOFR + 3.90%), 8.46%, 10/15/35(a)(b)		500	502,308
Dryden 37 Senior Loan Fund, Series 2015-37A, Class AR, (3-mo. LIBOR US + 1.10%), 6.36%, 01/15/31(a)(b)		245	243,959
Dryden 50 Senior Loan Fund, Series 2017-50A, Class B, (3-mo. LIBOR US + 1.65%), 6.91%, 07/15/30(a)(b)		250	242,168
Dryden 53 CLO Ltd., Series 2017-53A, Class B, (3-mo. LIBOR US + 1.40%), 6.66%, 01/15/31(a)(b)		1,320	1,302,985

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Dryden 64 CLO Ltd., Series 2018-64A, Class D, (3-mo. LIBOR US + 2.65%), 7.91%, 04/18/31(a)(b)	USD	1,250	$1,142,337
Dryden 78 CLO Ltd., Series 2020-78A, Class D, (3-mo. LIBOR US + 3.00%), 8.26%, 04/17/33(a)(b)		250	230,561
Dryden XXVIII Senior Loan Fund(a)(b)
Series 2013-28A, Class A1LR, (3-mo. LIBOR US + 1.20%), 6.52%, 08/15/30		236	234,170
Series 2013-28A, Class B1LR, (3-mo. LIBOR US + 3.15%), 8.47%, 08/15/30		1,000	954,436
Eaton Vance CLO Ltd., Series 2015-1A, Class A2R, (3-mo. LIBOR US + 1.25%), 6.50%, 01/20/30(a)(b)		1,000	977,500
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class B, 3.50%, 11/25/50(b)		110	87,115
Elmwood CLO 21 Ltd., Series 2022-8A, Class C, (3-mo. CME Term SOFR + 3.85%), 8.90%, 11/20/35(a)(b)		500	500,952
Elmwood CLO IV Ltd., Series 2020-1A, Class B, (3-mo. LIBOR US + 1.70%), 6.96%, 04/15/33(a)(b)		250	245,590
Elmwood CLO V Ltd., Series 2020-2A, Class CR, (3-mo. LIBOR US + 2.00%), 7.25%, 10/20/34(a)(b)		436	425,898
Elmwood CLO VI Ltd., Series 2020-3A, Class BR, (3-mo. LIBOR US + 1.65%), 6.90%, 10/20/34(a)(b)		250	244,188
Fairstone Financial Issuance Trust I, Series 2020-1A, Class C, 5.16%, 10/20/39(b)	CAD	170	116,084
Flatiron CLO 18 Ltd., Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.21%), 6.20%, 04/17/31(a)(b)	USD	1,500	1,488,537
Galaxy 31 Clo Ltd., Series 2023-31A, Class E, (3-mo. CME Term SOFR + 8.43%), 13.21%, 04/15/36(a)(b)		350	348,263
Galaxy XX CLO Ltd., Series 2015-20A, Class CR, (3-mo. LIBOR US + 1.75%), 7.00%, 04/20/31(a)(b)		250	244,054
Galaxy XXIII CLO Ltd., Series 2017-23A, Class AR, (3-mo. LIBOR US + 0.87%), 6.14%, 04/24/29(a)(b)		397	392,819
Galaxy XXVII CLO Ltd., Series 2018-27A, Class A, (3-mo. LIBOR US + 1.02%), 6.34%, 05/16/31(a)(b)		2,000	1,969,863
Generate CLO 2 Ltd., Series 2A, Class AR, (3-mo. LIBOR US + 1.15%), 6.42%, 01/22/31(a)(b)		248	245,655
Generate CLO 3 Ltd., Series 3A, Class DR, (3-mo. LIBOR US + 3.60%), 8.85%, 10/20/29(a)(b)		1,750	1,721,371
Generate CLO 4 Ltd., Series 4A, Class DR, (3-mo. LIBOR US + 3.15%), 8.40%, 04/20/32(a)(b)		1,500	1,364,987
Generate CLO 6 Ltd., Series DR, Class 6A, (3-mo. LIBOR US + 3.50%), 8.77%, 01/22/35(a)(b)		750	701,248
GoldenTree Loan Management U.S. CLO 3 Ltd., Series 2018-3A, Class B1, (3-mo. LIBOR US + 1.55%), 6.80%, 04/20/30(a)(b)		250	245,702
GoldenTree Loan Management U.S. CLO 4 Ltd., Series 2019-5A, Class BR, (3-mo. LIBOR US + 1.60%), 6.87%, 04/24/31(a)(b)		500	496,361
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class BR2, (3-mo. LIBOR US + 1.60%), 6.90%, 10/29/29(a)(b)		1,500	1,492,989
GoldenTree Loan Opportunities X Ltd., Series 2015-10A, Class DR, (3-mo. LIBOR US + 3.05%), 8.30%, 07/20/31(a)(b)		250	241,282
Golub Capital Partners CLO 55B Ltd., Series 2021-55A, Class E, (3-mo. LIBOR US + 6.56%), 11.81%, 07/20/34(a)(b)		250	235,826
Grippen Park CLO Ltd., Series 2017-1A, Class D, (3-mo. LIBOR US + 3.30%), 8.55%, 01/20/30(a)(b)		250	240,206
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class E, (3-mo. LIBOR US + 6.45%), 11.71%, 04/15/33(a)(b)		500	437,892

Security	Par (000)		Value

Asset-Backed Securities (continued)
Highbridge Loan Management, Series 3A-2014, Class CR, (3-mo. LIBOR US + 3.60%), 8.86%, 07/18/29(a)(b)	USD	1,000	$935,974
Jay Park CLO Ltd., Series 2016-1A, Class CR, (3-mo. LIBOR US + 2.65%), 7.90%, 10/20/27(a)(b)		500	490,110
Litigation Fee Residual, 4.00%, 10/30/27(c)		694	669,390
Long Beach Mortgage Loan Trust, Series 2006-8, Class 2A4, (1-mo. LIBOR US + 0.48%), 5.63%, 09/25/36(a)		6,092	1,676,828
Madison Park Funding LIV Ltd., Series 2022-54A, Class E1, (3-mo. CME Term SOFR + 8.95%), 14.01%, 10/21/34(a)(b)		263	261,025
Madison Park Funding LXII Ltd., Series 2022-62A, Class A1, (3-mo. CME Term SOFR + 2.25%), 7.24%, 07/17/33(a)(b)		760	760,000
Madison Park Funding XLVIII Ltd., (3-mo. LIBOR US + 6.25%), 11.52%, 04/19/33		500	467,533
Madison Park Funding XVII Ltd., Series 2015-17A, Class DR, (3-mo. LIBOR US + 3.60%), 8.86%, 07/21/30(a)(b)		1,000	975,751
Madison Park Funding XXIII Ltd.(a)(b)
Series 2017-23A, Class AR, (3-mo. LIBOR US + 0.97%), 6.26%, 07/27/31		983	974,873
Series 2017-23A, Class CR, (3-mo. LIBOR US + 2.00%), 7.29%, 07/27/31		600	582,249
Madison Park Funding XXV Ltd.(a)(b)
Series 2017-25A, Class A1R, (3-mo. LIBOR US + 0.97%), 6.23%, 04/25/29		1,463	1,453,488
Series 2017-25A, Class A2R, (3-mo. LIBOR US + 1.65%), 6.91%, 04/25/29		250	245,107
Madison Park Funding XXXI Ltd., Series 2018-31A, Class D, (3-mo. LIBOR US + 3.00%), 8.27%, 01/23/31(a)(b)		625	604,399
Madison Park Funding XXXIV Ltd., Series 2019-34A, Class DR, (3-mo. LIBOR US + 3.35%), 8.61%, 04/25/32(a)(b)		250	244,359
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR, (3-mo. LIBOR US + 1.65%), 6.91%, 07/15/33(a)(b)		900	887,055
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class C, (3-mo. LIBOR US + 1.90%), 7.16%, 07/17/34(a)(b)		250	241,032
Marble Point CLO XVII Ltd., Series 2020-1A, Class D, (3-mo. LIBOR US + 3.75%), 9.00%, 04/20/33(a)(b)		250	234,994
Marble Point CLO XXIII Ltd., Series 2021-4A, Class D1, (3-mo. LIBOR US + 3.65%), 8.92%, 01/22/35(a)(b)		250	238,116
Mariner Finance Issuance Trust, Series 2022-AA, Class A, 6.45%, 10/20/37(b)		515	513,895
Navient Private Education Refi Loan Trust 5.51%, 10/15/32		178	175,927
Series 2019-D, Class A2A, 3.01%, 12/15/59(b)		586	541,871
Series 2019-GA, Class A, 2.40%, 10/15/68(b)		214	196,647
Series 2021-CA, Class A, 1.06%, 10/15/69(b)		884	762,193
Series 2021-DA, Class C, 3.48%, 04/15/60(b)		770	675,983
Series 2021-DA, Class D, 4.00%, 04/15/60(b)		440	393,305
Series 2021-EA, Class A, 0.97%, 12/16/69(b)		1,029	869,610
Nelnet Student Loan Trust(b)
Series 2021-A, Class D, 4.93%, 04/20/62		460	387,381
Series 2021-BA, Class B, 2.68%, 04/20/62		1,983	1,599,911
Series 2021-CA, Class AFL, (1-mo. LIBOR US + 0.74%), 5.89%, 04/20/62(a)		430	421,467

16	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Neuberger Berman CLO XXII Ltd., Series 2016-22A, Class BR, (3-mo. LIBOR US + 1.65%), 6.91%, 10/17/30(a)(b)	USD	250	$248,821
Neuberger Berman Loan Advisers CLO 25 Ltd., Series 2017-25A, Class AR, (3-mo. LIBOR US + 0.93%), 6.19%, 10/18/29(a)(b)		1,243	1,233,824
Neuberger Berman Loan Advisers CLO 37 Ltd., Series 2020-37A, Class CR, (3-mo. LIBOR US + 1.80%), 7.05%, 07/20/31(a)(b)		1,163	1,142,774
Neuberger Berman Loan Advisers NBLA CLO 52 Ltd., Series 2022-52A, Class D, (3-mo. CME Term SOFR + 5.75%), 10.82%, 10/24/35(a)(b)		568	568,171
OCP CLO Ltd.(a)(b)
Series 2015-9A, Class BR2, (3-mo. CME Term SOFR + 1.75%), 6.74%, 01/15/33		250	244,829
Series 2017-13A, Class A1AR, (3-mo. LIBOR US + 0.96%), 6.22%, 07/15/30		1,000	987,956
Series 2017-14A, Class A2, (3-mo. LIBOR US + 1.50%), 6.88%, 11/20/30		1,620	1,589,111
Octagon 54 Ltd., Series 2021-1A, Class D, (3-mo. LIBOR US + 3.05%), 8.31%, 07/15/34(a)(b)		250	231,769
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A1RR, (3-mo. LIBOR US + 0.97%), 6.24%, 07/19/30(a)(b)		2,722	2,705,200
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class BR2, (3-mo. LIBOR US + 1.40%), 6.66%, 01/25/31(a)(b)		500	486,556
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class AAR3, (3-mo. LIBOR US + 1.00%), 6.32%, 02/14/31(a)(b)		250	247,095
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class DRR, (3-mo. LIBOR US + 2.75%), 8.02%, 01/22/30(a)(b)		500	458,959
OneMain Financial Issuance Trust, Series 2020-1A, Class A, 3.84%, 05/14/32(b)		330	328,799
OZLM VIII Ltd., Series 2014-8A, Class CRR, (3-mo. LIBOR US + 3.15%), 8.41%, 10/17/29(a)(b)		875	851,792
OZLM XXI Ltd., Series 2017-21A, Class C, (3-mo. LIBOR US + 2.67%), 7.92%, 01/20/31(a)(b)		1,000	901,792
Palmer Square CLO Ltd.(a)(b)
Series 2013-2A, Class A2R3, (3-mo. LIBOR US + 1.50%), 6.76%, 10/17/31		250	247,407
Series 2015-2A, Class CR2, (3-mo. LIBOR US + 2.75%), 8.00%, 07/20/30		250	240,235
Series 2020-3A, Class A2R, (3-mo. LIBOR US + 1.60%), 6.92%, 11/15/31		250	247,367
Series 2022-4A, Class C, (3-mo. CME Term SOFR + 4.00%), 9.05%, 10/20/35		1,000	1,014,929
Palmer Square Loan Funding Ltd.(a)(b)
Series 2020-1A, Class C, (3-mo. LIBOR US + 2.50%), 7.88%, 02/20/28		250	244,771
Series 2021-1A, Class A1, (3-mo. LIBOR US + 0.90%), 6.15%, 04/20/29		122	120,922
Series 2021-2A, Class A1, (3-mo. LIBOR US + 0.80%), 6.18%, 05/20/29		143	141,391
Series 2021-3A, Class A1, (3-mo. LIBOR US + 0.80%), 6.05%, 07/20/29		488	483,723
Park Avenue Institutional Advisers CLO Ltd., Series 2017- 1A, Class DR, (3-mo. LIBOR US + 6.81%), 12.13%, 02/14/34(a)(b)		1,300	1,093,905

Security	Par (000)		Value

Asset-Backed Securities (continued)
PPM CLO 2 Ltd., Series 2019-2A, Class DR, (3-mo. LIBOR US + 3.40%), 8.67%, 04/16/32(a)(b)	USD	250	$229,273
Prodigy Finance DAC, Series 2021-1A, Class C, (1-mo. Term SOFR + 3.86%), 8.95%, 07/25/51(a)(b)		153	151,827
Rad CLO 3 Ltd., Series 2019-3A, Class DR, (3-mo. LIBOR US + 2.75%), 8.01%, 04/15/32(a)(b)		400	375,138
Regatta XI Funding Ltd., Series 2018-1A, Class D, (3-mo. LIBOR US + 2.85%), 8.11%, 07/17/31(a)(b)		370	352,537
Regatta XVIII Funding Ltd., Series 2021-1A, Class B, (3-mo. LIBOR US + 1.45%), 6.71%, 01/15/34(a)(b)		850	831,188
Regional Management Issuance Trust, Series 2021-A, Class A, 7.10%, 11/17/32(b)		200	201,028
Republic Finance Issuance Trust, Series 2020-A, Class C, 4.05%, 11/20/30(b)		240	218,662
Romark CLO Ltd., Series 2017-1A, Class B, (3-mo. LIBOR US + 2.15%), 7.42%, 10/23/30(a)(b)		500	482,585
Shackleton CLO Ltd., Series 2015-7RA, Class C, (3-mo. LIBOR US + 2.35%), 7.61%, 07/15/31(a)(b)		250	243,911
Signal Peak CLO 4 Ltd., Series 2017-4A, Class XR, (3-mo. LIBOR US + 0.95%), 6.22%, 10/26/34(a)(b)		1,200	1,199,529
SMB Private Education Loan Trust
(30-day Avg SOFR + 1.80%), 7.20%, 10/15/56		243	243,526
Series 2019-A, Class A2A, 3.44%, 07/15/36(b)		1,465	1,393,441
Series 2019-B, Class A2A, 2.84%, 06/15/37(b)		283	263,610
Series 2021-A, Class A2B, 1.59%, 01/15/53(b)		396	343,254
Series 2021-C, Class C, 3.00%, 01/15/53(b)		190	165,107
Series 2021-C, Class D, 3.93%, 01/15/53(b)		160	146,736
Series 2022-C, Class A1A, 4.48%, 05/16/50(b)		375	358,535
Sterling COOFS Trust(c)
Series 2004-1, Class A, 2.36%, 04/15/29		736	7,356
Series 2004-2, Class Note, 2.08%, 03/30/30(b)		608	6,078
Structured Asset Securities Corp. Pass-Through Certificates, Series 2002-AL1, Class A2, 3.45%, 02/25/32		42	37,033
Symphony CLO XXXII Ltd., Series 2022-32A, Class B, (3-mo. CME Term SOFR + 1.85%), 6.92%, 04/23/35(a)(b)		600	589,092
TCI-Symphony CLO Ltd., Series 2017-1A, Class AR, (3-mo. LIBOR US + 0.93%), 6.19%, 07/15/30(a)(b)		496	490,874
TCW CLO Ltd., Series 2020-1A, Class DRR, (3-mo. LIBOR US + 3.40%), 8.65%, 04/20/34(a)(b)		250	225,294
TICP CLO IX Ltd., Series 2017-9A, Class D, (3-mo. LIBOR US + 2.90%), 8.15%, 01/20/31(a)(b)		500	483,871
TICP CLO XV Ltd., Series 2020-15A, Class D, (3-mo. LIBOR US + 3.15%), 8.40%, 04/20/33(a)(b)		250	240,337
Trestles CLO Ltd.(a)(b)
Series 2017-1A, Class B1R, (3-mo. LIBOR US + 1.75%), 7.01%, 04/25/32		1,750	1,704,537
Series 2017-1A, Class CR, (3-mo. LIBOR US + 2.90%), 8.16%, 04/25/32		250	232,250
Trimaran CAVU Ltd.
(3-mo. Term SOFR + 9.08%), 14.15%, 10/22/35		500	499,512
Series 2019-2A, Class C, (3-mo. LIBOR US + 4.72%), 9.98%, 11/26/32(a)(b)		500	478,304
Series 2021-2A, Class D1, (3-mo. LIBOR US + 3.25%), 8.51%, 10/25/34(a)(b)		500	478,488
Series 2022-2A, Class D, (3-mo. CME Term SOFR + 6.12%), 11.17%, 01/20/36(a)(b)		400	400,100
Unique Pub Finance Co. PLC, Series N, 6.46%, 03/30/32(d)	GBP	6	7,301

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Voya CLO Ltd.(a)(b)
Series 2014-2A, Class A1RR, (3-mo. LIBOR US + 1.02%), 6.28%, 04/17/30	USD	208	$206,716
Series 2017-2A, Class A2AR, (3-mo. LIBOR US + 1.65%), 6.91%, 06/07/30		250	244,394
Series 2017-4A, Class A1, (3-mo. LIBOR US + 1.13%), 6.39%, 10/15/30		227	225,833
Series 2018-2A, Class A2, (3-mo. LIBOR US + 1.25%), 6.51%, 07/15/31		1,000	965,533
Series 2022-3A, Class B, (3-mo. CME Term SOFR + 2.85%), 7.90%, 10/20/34		425	421,744
Series 2022-4A, Class C, (3-mo. CME Term SOFR + 4.05%), 9.10%, 10/20/33		1,000	1,004,033
Whetstone Park CLO Ltd., Series 2021-1A, Classs 1A, (3-mo. LIBOR US + 1.60%), 6.85%, 01/20/35(a)(b)		725	719,222
Whitebox CLO I Ltd., Series 2019-1A, Class CR, (3-mo. LIBOR US + 3.05%), 8.32%, 07/24/32(a)(b)		500	481,440
Whitebox CLO II Ltd., Series 2020-2A, Class DR, (3-mo. LIBOR US + 3.35%), 8.62%, 10/24/34(a)(b)		500	478,425
Whitebox CLO III Ltd.(a)(b)
Series 2021-3A, Class D, (3-mo. LIBOR US + 3.35%), 8.61%, 10/15/34		250	238,807
Series 2021-3A, Class E, (3-mo. LIBOR US + 6.85%), 12.11%, 10/15/34		250	239,407
York CLO 1 Ltd.(a)(b)
Series 2014-1A, Class CRR, (3-mo. LIBOR US + 2.10%), 7.37%, 10/22/29		250	245,664
Series 2014-1A, Class DRR, (3-mo. LIBOR US + 3.01%), 8.28%, 10/22/29		250	244,011

Total Asset-Backed Securities — 16.0% (Cost: $97,636,304)			94,636,692

Corporate Bonds

Aerospace & Defense — 2.7%
Amsted Industries, Inc., 5.63%, 07/01/27(b)		30	29,016
Boeing Co.
2.95%, 02/01/30		800	695,331
3.60%, 05/01/34		550	468,071
Bombardier, Inc.(b)
7.50%, 03/15/25		15	15,026
7.13%, 06/15/26(e)		846	840,300
7.88%, 04/15/27(e)		395	393,983
6.00%, 02/15/28(e)		667	630,384
7.50%, 02/01/29(e)		303	299,469
7.45%, 05/01/34		100	114,000
Eaton Corp., 4.15%, 11/02/42		500	444,799
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(b)		200	181,000
L3Harris Technologies, Inc.
2.90%, 12/15/29		1,200	1,038,492
1.80%, 01/15/31		300	237,437
Lockheed Martin Corp., 3.80%, 03/01/45		800	674,068
Northrop Grumman Corp.
4.70%, 03/15/33		400	392,565
3.85%, 04/15/45		850	692,676
Raytheon Technologies Corp.
2.38%, 03/15/32		1,000	819,330
5.15%, 02/27/33		900	912,302
4.50%, 06/01/42		300	276,140

Security	Par (000)		Value

Aerospace & Defense (continued)
Rolls-Royce PLC, 5.75%, 10/15/27(b)	USD	600	$586,653
Spirit AeroSystems, Inc.(b)
7.50%, 04/15/25		22	21,738
9.38%, 11/30/29		435	465,700
TransDigm, Inc.
6.25%, 03/15/26(b)(e)		3,235	3,219,190
6.38%, 06/15/26		31	30,597
6.75%, 08/15/28(b)		1,708	1,714,473
Triumph Group, Inc., 9.00%, 03/15/28(b)		631	644,276

			15,837,016

Automobile Components — 0.7%
Aptiv PLC, 4.40%, 10/01/46		465	360,033
Clarios Global LP, 6.75%, 05/15/25(b)		237	237,145
Clarios Global LP/Clarios U.S. Finance Co.
4.38%, 05/15/26(d)	EUR	200	207,677
6.25%, 05/15/26(b)(e)	USD	743	738,215
8.50%, 05/15/27(b)		1,562	1,564,556
6.75%, 05/15/28		538	536,118
Dana Financing Luxembourg SARL, 8.50%, 07/15/31(d)	EUR	100	112,557
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(b)	USD	111	101,117
Forvia, 3.75%, 06/15/28(d)	EUR	100	98,794
Goodyear Tire & Rubber Co.
5.00%, 07/15/29(e)	USD	78	70,336
5.63%, 04/30/33		81	70,516
ZF Finance GmbH, 3.75%, 09/21/28(d)	EUR	100	97,966

			4,195,030

Automobiles — 1.0%
Ford Motor Co.
4.35%, 12/08/26	USD	7	6,765
3.25%, 02/12/32(e)		315	247,806
6.10%, 08/19/32		126	122,114
4.75%, 01/15/43		2,000	1,537,628
Ford Motor Credit Co. LLC
2.75%, 06/14/24	GBP	100	121,241
4.39%, 01/08/26	USD	200	189,281
4.95%, 05/28/27(e)		200	188,657
4.87%, 08/03/27	EUR	100	106,959
6.80%, 05/12/28	USD	389	389,357
7.35%, 03/06/30		200	204,248
3.63%, 06/17/31		300	245,887
General Motors Co., 6.25%, 10/02/43		2,506	2,450,620
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		120	95,282
RCI Banque SA, (5-year EUR Swap + 2.85%), 2.63%, 02/18/30(a)(d)	EUR	100	101,272

			6,007,117

Banks — 1.3%
Banco Bilbao Vizcaya Argentaria SA, (5-year USD Swap + 3.87%), 6.13%(a)(f)	USD	2,000	1,675,800
Banco BPM SpA, (3-mo. EURIBOR + 2.80%), 6.00%, 06/14/28	EUR	150	162,540
Banco de Sabadell SA, (1-year EUR Swap + 2.40%), 5.25%, 02/07/29(a)(d)		100	106,803
Bangkok Bank PCL, (5-year CMT + 4.73%), 5.00%	USD	200	189,676
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(d)(e)		252	232,253
Bank of Communications Co. Ltd., (5-year CMT + 3.35%), 3.80%(a)(d)(f)		518	496,948
Citigroup, Inc., (1-day SOFR + 2.66%), 6.17%, 05/25/34		290	292,527

18	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Banks (continued)
Credit Suisse AG/New York, 5.00%, 07/09/27	USD	900	$868,852
Krung Thai Bank PCL, (5-year CMT + 3.53%), 4.40%(a)(d)(e)(f)		252	231,238
Standard Chartered PLC, (5-year USD ICE Swap + 1.97%), 4.87%, 03/15/33(a)(b)		500	452,000
Wells Fargo & Co. 5.39%, 04/24/34		1,124	1,116,822
(1-day SOFR + 2.53%), 3.07%, 04/30/41(a)(e)		2,250	1,654,911

			7,480,370

Beverages — 1.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(e)		4,600	4,396,638
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(b)(g)		701	567,912
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b)
6.00%, 06/15/27		372	365,440
3.25%, 09/01/28		200	171,794
4.00%, 09/01/29(e)		866	685,867
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 04/30/25(b)		200	195,619
2.13%, 08/15/26(d)	EUR	200	193,709
5.25%, 08/15/27(b)	USD	202	171,110
Ball Corp., 6.00%, 06/15/29(e)		129	128,032
Crown Americas LLC, 5.25%, 04/01/30		91	86,541
Keurig Dr. Pepper, Inc., 2.25%, 03/15/31		400	329,022
Mauser Packaging Solutions Holding Co.(b)
7.88%, 08/15/26		2,077	2,063,517
9.25%, 04/15/27		66	60,918
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/27(b)		27	26,735
Trivium Packaging Finance BV(b)
5.50%, 08/15/26		305	292,847
8.50%, 08/15/27		536	515,963

			10,251,664

Biotechnology — 0.6%
Amgen, Inc.
4.20%, 03/01/33		1,000	933,228
5.25%, 03/02/33(e)		600	600,765
4.40%, 05/01/45		650	562,972
Baxalta, Inc., 5.25%, 06/23/45		500	492,820
Cidron Aida Finco SARL, 5.00%, 04/01/28(d)	EUR	100	98,632
Gilead Sciences, Inc., 4.80%, 04/01/44	USD	1,000	954,568

			3,642,985

Broadline Retail — 0.2%
Amazon.com, Inc., 4.05%, 08/22/47(e)		1,500	1,345,439
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(b)		44	40,955

			1,386,394

Building Materials — 0.6%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(b)		146	137,969
Emerald Debt Merger Sub LLC
6.38%, 12/15/30(d)	EUR	100	108,711
6.63%, 12/15/30(b)	USD	1,738	1,722,792
Jeld-Wen, Inc.(b)
6.25%, 05/15/25		98	98,857
4.63%, 12/15/25		78	75,562

Security	Par (000)		Value

Building Materials (continued)
Masonite International Corp., Class C, 5.38%, 02/01/28(b)	USD	17	$16,205
New Enterprise Stone & Lime Co., Inc.(b)
5.25%, 07/15/28		55	50,052
9.75%, 07/15/28		26	25,082
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(b)		520	490,383
Standard Industries, Inc.(b)
5.00%, 02/15/27		25	23,826
4.75%, 01/15/28		62	57,737
4.38%, 07/15/30		559	484,148
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(b)		19	17,951

			3,309,275

Building Products — 1.2%
Advanced Drainage Systems, Inc.(b)
5.00%, 09/30/27		269	254,585
6.38%, 06/15/30		339	335,363
Beacon Roofing Supply, Inc., 4.13%, 05/15/29(b)		86	76,110
Foundation Building Materials, Inc., 6.00%, 03/01/29(b)		47	39,245
GYP Holdings III Corp., 4.63%, 05/01/29(b)		253	222,640
Home Depot, Inc., 5.88%, 12/16/36		1,660	1,807,206
Lowe’s Cos., Inc.
1.70%, 10/15/30		800	641,039
5.00%, 04/15/33(e)		1,000	989,166
4.38%, 09/15/45		1,000	836,614
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26(b)		56	52,909
SRS Distribution, Inc.(b)
4.63%, 07/01/28		345	308,007
6.13%, 07/01/29(e)		340	293,635
6.00%, 12/01/29(e)		423	365,070
White Cap Buyer LLC, 6.88%, 10/15/28(b)(e)		855	774,844
White Cap Parent LLC, (8.25% Cash or 9.00% PIK), 8.25%, 03/15/26(b)(g)		142	136,026

			7,132,459

Capital Markets — 1.4%
Blackstone Private Credit Fund
7.05%, 09/29/25		56	55,855
3.25%, 03/15/27		53	45,798
Charles Schwab Corp., Series H, (10-year CMT + 3.08%), 4.00%(a)(f)		3,000	2,189,250
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)		129	113,071
FMR LLC, 4.95%, 02/01/33(b)		2,300	2,180,288
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32		379	306,010
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/26(e)		125	113,764
5.25%, 05/15/27		356	307,014
4.38%, 02/01/29		226	177,568
MDGH GMTN RSC Ltd., 4.38%, 11/22/33		200	193,000
Morgan Stanley, (5-year CMT + 2.43%), 5.95%, 01/19/38(a)		70	69,093
NFP Corp.(b)
4.88%, 08/15/28		517	461,777
6.88%, 08/15/28		1,279	1,110,198
7.50%, 10/01/30		74	71,647
Northern Trust Corp., 6.13%, 11/02/32		160	165,879
Owl Rock Capital Corp. 3.75%, 07/22/25		129	119,537

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Capital Markets (continued)
Owl Rock Capital Corp. (continued)
3.40%, 07/15/26	USD	46	$40,745
Owl Rock Core Income Corp.
3.13%, 09/23/26		31	26,713
7.75%, 09/16/27(b)		215	213,912
Raymond James Financial, Inc., 4.95%, 07/15/46		400	360,744
SURA Asset Management SA, 4.88%, 04/17/24(d)		178	175,330

			8,497,193

Chemicals — 1.0%
Avient Corp., 7.13%, 08/01/30(b)		74	74,845
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)		348	296,235
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(b)(e)		242	228,097
Braskem Idesa SAPI, 6.99%, 02/20/32(b)		200	128,000
Chemours Co.(b)
5.75%, 11/15/28		31	28,486
4.63%, 11/15/29		118	99,724
Element Solutions, Inc., 3.88%, 09/01/28(b)		975	850,567
HB Fuller Co., 4.25%, 10/15/28		74	65,863
Herens Holdco SARL, 4.75%, 05/15/28(b)		200	155,000
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)(e)		220	191,699
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(g)		176	116,160
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(b)		90	75,168
Olympus Water U.S. Holding Corp.
9.63%, 11/15/28(d)	EUR	100	104,755
9.75%, 11/15/28(b)	USD	363	354,034
Sasol Financing USA LLC, 6.50%, 09/27/28		200	178,900
SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/26(b)(e)		400	364,656
Sherwin-Williams Co., 4.50%, 06/01/47		350	306,440
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)		311	247,130
WESCO Distribution, Inc.(b)
7.13%, 06/15/25		117	118,233
7.25%, 06/15/28(e)		590	601,833
WR Grace Holdings LLC(b)
4.88%, 06/15/27		105	97,380
5.63%, 08/15/29(e)		987	808,649
7.38%, 03/01/31		140	137,197

			5,629,051

Commercial Services & Supplies — 0.8%
ADT Security Corp.(b)
4.13%, 08/01/29		19	16,411
4.88%, 07/15/32		27	23,085
Albion Financing 1 SARL/Aggreko Holdings, Inc., 6.13%, 10/15/26(b)		200	188,000
APX Group, Inc.(b)
6.75%, 02/15/27		123	120,538
5.75%, 07/15/29		181	157,090
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28(d)	EUR	100	92,725
Cablevision Lightpath LLC, 3.88%, 09/15/27(b)	USD	220	184,250
Fortress Transportation and Infrastructure Investors LLC(b)
6.50%, 10/01/25		379	373,377
9.75%, 08/01/27		131	135,293
5.50%, 05/01/28(e)		433	396,196
Garda World Security Corp., 9.50%, 11/01/27(b)		46	44,440

Security	Par (000)		Value

Commercial Services & Supplies (continued)
Herc Holdings, Inc., 5.50%, 07/15/27(b)(e)	USD	333	$319,063
Hertz Corp.(b)
4.63%, 12/01/26		85	76,713
5.00%, 12/01/29		70	57,864
LABL, Inc., 9.50%, 11/01/28(b)		301	306,233
Metis Merger Sub LLC, 6.50%, 05/15/29(b)		82	70,734
NESCO Holdings II, Inc., 5.50%, 04/15/29(b)		146	130,670
Prime Security Services Borrower LLC/Prime Finance, Inc.(b)
5.75%, 04/15/26		209	205,160
6.25%, 01/15/28(e)		172	161,130
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)(e)		400	311,000
United Rentals North America, Inc., 6.00%, 12/15/29(b)		1,223	1,219,992
Verisure Holding AB, 9.25%, 10/15/27(d)	EUR	100	115,940
Williams Scotsman International, Inc., 6.13%, 06/15/25(b)	USD	175	173,702

			4,879,606

Communications Equipment(b) — 0.2%
CommScope Technologies LLC, 6.00%, 06/15/25(e)		530	493,997
CommScope, Inc.
8.25%, 03/01/27		96	76,798
7.13%, 07/01/28		171	121,410
4.75%, 09/01/29(e)		355	279,882
Viasat, Inc., 5.63%, 09/15/25		320	310,077

			1,282,164

Construction & Engineering — 0.7%
ITR Concession Co. LLC, 4.20%, 07/15/25(b)		4,000	3,834,363

Construction Materials(b) — 0.1%
BCPE Empire Holdings, Inc., 7.63%, 05/01/27		210	195,301
Resideo Funding, Inc., 4.00%, 09/01/29		42	34,843
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28		56	56,444

			286,588

Consumer Discretionary — 1.1%
Carnival Corp.(b)
10.50%, 02/01/26		387	406,820
7.63%, 03/01/26(e)		103	100,878
5.75%, 03/01/27		804	740,154
9.88%, 08/01/27		223	232,284
4.00%, 08/01/28		285	252,658
6.00%, 05/01/29		425	379,455
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(b)		1,129	1,234,820
CoreLogic, Inc., 4.50%, 05/01/28(b)(e)		480	387,000
Life Time, Inc.(b)
5.75%, 01/15/26		231	225,117
8.00%, 04/15/26		178	175,754
Lindblad Expeditions LLC, 6.75%, 02/15/27(b)		208	198,120
NCL Corp. Ltd.(b)
5.88%, 03/15/26		210	196,468
8.38%, 02/01/28		95	99,270
7.75%, 02/15/29		46	43,691
NCL Finance Ltd., 6.13%, 03/15/28(b)		177	159,303
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(b)		59	54,163
Royal Caribbean Cruises Ltd.(b)
11.50%, 06/01/25		59	62,599
5.50%, 08/31/26		93	88,174
5.38%, 07/15/27		138	129,038
11.63%, 08/15/27		124	134,843
5.50%, 04/01/28		121	112,837
8.25%, 01/15/29		136	142,800

20	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Consumer Discretionary (continued)
Royal Caribbean Cruises Ltd.(b) (continued)
9.25%, 01/15/29	USD	186	$198,167
7.25%, 01/15/30		192	194,466
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26(d)	EUR	88	93,945
Viking Cruises Ltd.(b)
5.88%, 09/15/27	USD	95	87,316
9.13%, 07/15/31		410	414,100
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)		111	101,565

			6,645,805

Consumer Finance — 0.9%
Block, Inc.(e)
2.75%, 06/01/26		446	406,080
3.50%, 06/01/31		620	513,498
Capital One Financial Corp.(a)
(1-day SOFR + 2.60%), 5.82%, 02/01/34		440	419,793
(1-day SOFR + 2.64%), 6.31%, 06/08/29		95	94,360
(1-day SOFR + 2.86%), 6.38%, 06/08/34		70	69,498
Discover Financial Services, 6.70%, 11/29/32		65	66,965
Ford Motor Credit Co. LLC, 7.20%, 06/10/30		236	238,174
Global Payments, Inc.
3.20%, 08/15/29		400	347,674
5.40%, 08/15/32		172	167,603
Moody’s Corp., 2.75%, 08/19/41		350	245,610
Navient Corp.
7.25%, 09/25/23		28	28,000
6.13%, 03/25/24		51	50,601
5.88%, 10/25/24		39	38,328
5.50%, 03/15/29		30	25,577
9.38%, 07/25/30		101	100,460
OneMain Finance Corp.
6.88%, 03/15/25		53	52,477
7.13%, 03/15/26(e)		168	165,059
3.50%, 01/15/27		206	176,736
6.63%, 01/15/28		165	155,639
5.38%, 11/15/29		42	35,706
4.00%, 09/15/30		74	56,980
Sabre Global, Inc.(b)(e)
9.25%, 04/15/25		124	115,642
7.38%, 09/01/25		168	149,118
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(b)		395	370,419
Shift4 Payments, Inc., 0.00%, 12/15/25(h)(i)		112	121,632
Verscend Escrow Corp., 9.75%, 08/15/26(b)(e)		1,355	1,359,190

			5,570,819

Consumer Staples Distribution & Retail — 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
3.25%, 03/15/26		41	37,866
7.50%, 03/15/26		65	66,102
4.63%, 01/15/27		222	210,346
5.88%, 02/15/28		219	212,811
6.50%, 02/15/28		109	109,181
3.50%, 03/15/29		69	59,729
4.88%, 02/15/30(e)		194	179,105
Bellis Acquisition Co. PLC, 3.25%, 02/16/26(d)	GBP	100	106,046
Darling Ingredients, Inc., 6.00%, 06/15/30(b)	USD	297	290,066
Kraft Heinz Foods Co.
5.00%, 06/04/42		500	467,912

Security	Par (000)		Value

Consumer Staples Distribution & Retail (continued)
Kraft Heinz Foods Co. (continued)
4.38%, 06/01/46	USD	200	$169,971
Lamb Weston Holdings, Inc.(b)
4.88%, 05/15/28		229	219,322
4.13%, 01/31/30(e)		172	153,719
4.38%, 01/31/32		75	66,996
Performance Food Group, Inc.(b)
5.50%, 10/15/27		28	26,979
4.25%, 08/01/29		279	248,397
Post Holdings, Inc.(b)
4.63%, 04/15/30		159	139,341
4.50%, 09/15/31		9	7,686
U.S. Foods, Inc.(b)
4.75%, 02/15/29		290	265,509
4.63%, 06/01/30		27	24,198
United Natural Foods, Inc., 6.75%, 10/15/28(b)		24	19,893

			3,081,175

Containers & Packaging — 0.4%
Clydesdale Acquisition Holdings, Inc.(b)
6.63%, 04/15/29		591	563,636
8.75%, 04/15/30		382	337,200
Crown European Holdings SA, 5.00%, 05/15/28	EUR	100	110,075
International Paper Co., 6.00%, 11/15/41	USD	870	891,822
LABL, Inc., 5.88%, 11/01/28(b)		148	134,603
OI European Group BV, 6.25%, 05/15/28	EUR	100	111,416
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/31	USD	158	159,975
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28(b)		113	112,167

			2,420,894

Diversified Consumer Services — 0.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)(e)
6.63%, 07/15/26		605	574,111
9.75%, 07/15/27		249	220,104
6.00%, 06/01/29		898	662,639
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL(b)
4.63%, 06/01/28		571	483,334
4.63%, 06/01/28(e)		400	336,500
Clarivate Science Holdings Corp.(b)
3.88%, 07/01/28		755	669,267
4.88%, 07/01/29(e)		393	348,633
Garda World Security Corp.(b)
4.63%, 02/15/27		169	154,635
7.75%, 02/15/28		370	367,270
Graham Holdings Co., 5.75%, 06/01/26(b)		27	26,460
Rekeep SpA, 7.25%, 02/01/26(d)	EUR	100	102,004
Sotheby’s, 7.38%, 10/15/27(b)(e)	USD	665	598,096

			4,543,053

Diversified REITs — 1.8%
Alexandria Real Estate Equities, Inc.
4.75%, 04/15/35		140	129,897
4.00%, 02/01/50		550	410,196
American Tower Corp., 2.90%, 01/15/30(e)		1,500	1,293,751
Crown Castle, Inc.
2.10%, 04/01/31		1,000	799,812
2.90%, 04/01/41		350	245,418
Equinix, Inc., 2.50%, 05/15/31		500	407,098
ERP Operating LP, 4.50%, 06/01/45		1,155	969,345

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified REITs (continued)
Healthpeak OP LLC, 4.00%, 06/01/25	USD	2,000	$1,931,807
Iron Mountain, Inc., 5.63%, 07/15/32(b)		62	55,464
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 08/01/29(e)		345	260,806
3.50%, 03/15/31		634	436,837
Prologis LP, 4.63%, 01/15/33(e)		1,000	976,247
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27		245	228,095
7.25%, 07/15/28		223	225,281
Service Properties Trust, 7.50%, 09/15/25		64	62,848
Simon Property Group LP, 4.75%, 03/15/42		1,670	1,467,800
Ventas Realty LP, 4.13%, 01/15/26		870	832,119
VICI Properties LP, 4.95%, 02/15/30		138	129,455
VICI Properties LP/VICI Note Co., Inc., 3.88%, 02/15/29(b)		34	29,837

			10,892,113

Diversified Telecommunication Services — 2.2%
AT&T, Inc.
6.38%, 03/01/41		520	553,489
5.15%, 03/15/42		1,200	1,122,182
4.75%, 05/15/46(e)		1,500	1,324,030
British Telecommunications PLC, (5-year UK Government Bond + 3.82%), 8.38%, 12/20/83	GBP	100	124,672
Level 3 Financing, Inc.(b)
3.40%, 03/01/27	USD	748	634,678
10.50%, 05/15/30(e)		665	674,731
Lumen Technologies, Inc., 4.00%, 02/15/27(b)		772	575,302
SoftBank Group Corp.(d)
3.13%, 09/19/25	EUR	100	102,300
3.88%, 07/06/32		100	82,522
Telecom Italia Capital SA
6.00%, 09/30/34	USD	189	152,420
7.20%, 07/18/36		48	41,258
7.72%, 06/04/38		69	61,010
Telecom Italia SpA/Milano, 6.88%, 02/15/28(d)	EUR	100	108,498
Verizon Communications, Inc., 6.55%, 09/15/43(e)	USD	5,000	5,521,391
Zayo Group Holdings, Inc.(b)
4.00%, 03/01/27		2,034	1,436,521
6.13%, 03/01/28(e)		864	539,886

			13,054,890

Education — 0.1%
Grand Canyon University, 5.13%, 10/01/28		702	635,661

Electric Utilities — 4.7%
Baltimore Gas and Electric Co.
3.50%, 08/15/46		800	603,551
3.75%, 08/15/47		500	390,394
CenterPoint Energy Houston Electric LLC, Series AI, 4.45%, 10/01/32		750	720,768
Cleveland Electric Illuminating Co., 5.95%, 12/15/36		434	428,300
Comision Federal de Electricidad, 4.88%, 01/15/24		200	197,654
Duke Energy Carolinas LLC
6.10%, 06/01/37		640	670,683
6.00%, 01/15/38		1,675	1,754,390
Duke Energy Florida LLC
6.35%, 09/15/37		2,775	3,009,225
6.40%, 06/15/38		770	844,544
E.ON International Finance BV, 6.65%, 04/30/38(b)		2,000	2,116,316
Electricite de France SA(b)
5.60%, 01/27/40		2,800	2,575,178
(5-year CMT + 5.41%), 9.13%(a)(f)		200	205,096

Security		Par (000)	Value

Electric Utilities (continued)
Eversource Energy, 2.55%, 03/15/31	USD	350	$290,857
FirstEnergy Transmission LLC, 5.45%, 07/15/44(b)		280	258,917
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(d)		576	504,495
Ohio Power Co., Series D, 6.60%, 03/01/33		3,000	3,235,432
Oncor Electric Delivery Co. LLC
4.15%, 06/01/32		1,000	949,346
4.55%, 09/15/32		1,000	970,421
Pacific Gas and Electric Co.
6.10%, 01/15/29		165	162,346
6.40%, 06/15/33		240	238,686
6.75%, 01/15/53		120	118,427
PacifiCorp., 6.25%, 10/15/37(e)		1,225	1,224,203
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/30		750	599,854
Southern California Edison Co., 5.63%, 02/01/36		1,300	1,285,668
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(d)(e)		211	206,702
Tierra Mojada Luxembourg II SARL, 5.75%, 12/01/40		182	155,641
Virginia Electric and Power Co., Series A, 6.00%, 05/15/37(e)		3,920	4,078,385
Vistra Operations Co. LLC(b)
5.50%, 09/01/26		12	11,547
5.00%, 07/31/27		12	11,232

			27,818,258

Electrical Equipment(b) — 0.2%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26		406	399,506
Regal Rexnord Corp.
6.05%, 02/15/26		65	65,082
6.05%, 04/15/28		411	408,003
6.30%, 02/15/30		145	144,571
6.40%, 04/15/33		150	149,873

			1,167,035

Electronic Equipment, Instruments & Components — 0.4%
CDW LLC/CDW Finance Corp., 3.25%, 02/15/29		191	163,655
Corning, Inc., 4.38%, 11/15/57(e)		2,000	1,619,918
Imola Merger Corp., 4.75%, 05/15/29(b)		203	176,550
Vertiv Group Corp., 4.13%, 11/15/28(b)		412	371,201

			2,331,324

Energy Equipment & Services — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27		331	317,760
6.25%, 04/01/28		347	325,785
Halliburton Co., 5.00%, 11/15/45(e)		500	452,403
Noble Finance II LLC, 8.00%, 04/15/30		227	230,786
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26		315	308,572
6.88%, 09/01/27		291	277,874
Valaris Ltd., 8.38%, 04/30/30		366	367,230
Vallourec SA, 8.50%, 06/30/26(d)	EUR	23	25,074
Weatherford International Ltd.(b)
6.50%, 09/15/28	USD	119	119,512
8.63%, 04/30/30		220	223,353

			2,648,349

Environmental, Maintenance & Security Service — 0.3%
Clean Harbors, Inc., 6.38%, 02/01/31(b)		77	77,482
Covanta Holding Corp.
4.88%, 12/01/29(b)		92	79,580

22	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Environmental, Maintenance & Security Service (continued)
Covanta Holding Corp. (continued)
5.00%, 09/01/30	USD	48	$40,710
GFL Environmental, Inc.(b)
3.75%, 08/01/25		120	114,164
4.00%, 08/01/28		174	155,565
3.50%, 09/01/28		111	98,788
4.75%, 06/15/29		267	243,934
4.38%, 08/15/29		252	224,368
Tervita Corp., 11.00%, 12/01/25(b)		77	81,686
Waste Management, Inc., 2.95%, 06/01/41		350	259,290
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		634	587,717

			1,963,284

Financial Services — 4.8%
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 05/01/28(b)		272	210,524
ASG Finance Designated Activity Co., 7.88%, 12/03/24(b)		200	192,750
Bank of America Corp.(a)
(1-day SOFR + 1.99%), 6.20%, 11/10/28		248	254,907
(3-mo. CME Term SOFR + 1.57%), 4.27%, 07/23/29(e)		4,000	3,795,173
Barclays PLC, (1-year CMT + 1.05%), 2.28%, 11/24/27(a)(e)		3,000	2,638,987
BNP Paribas SA, (5-year CMT + 3.34%), 4.63%(a)(b)(f)		2,000	1,427,500
Citigroup, Inc., (1-day SOFR + 2.34%), 6.27%, 11/17/33(a)(e)		1,567	1,663,241
Credit Agricole SA, (5-year USD Swap + 4.90%), 7.88%(a)(b)(f)		1,000	988,388
Deutsche Bank AG, (1-day SOFR + 3.18%), 6.72%, 01/18/29(a)(e)		850	851,212
GGAM Finance Ltd.(b)
7.75%, 05/15/26		30	30,112
8.00%, 06/15/28		30	30,015
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(b)(g)		225	204,823
Goldman Sachs Group, Inc.(a)
(3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(e)		4,000	3,777,963
Series R, (5-year CMT + 3.22%), 4.95%(f)		333	313,929
Home Point Capital, Inc., 5.00%, 02/01/26(b)		582	521,812
HSBC Holdings PLC
6.10%, 01/14/42		610	645,939
(5-year CMT + 3.25%), 4.70%(a)(f)		275	205,676
(5-year USD ICE Swap + 4.37%), 6.38%(a)(f)		1,000	957,650
ION Trading Technologies SARL, 5.75%, 05/15/28(b)		200	172,642
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 08/15/28(b)		220	180,359
JPMorgan Chase & Co.(a)
(1-day SOFR + 1.18%), 2.55%, 11/08/32		1,000	819,324
(1-day SOFR + 2.08%), 4.91%, 07/25/33(e)		1,381	1,349,477
(3-mo. CME Term SOFR + 1.42%), 3.70%, 05/06/30		1,000	916,429
(3-mo. CME Term SOFR + 2.46%), 3.11%, 04/22/41		800	607,148
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(b)
5.25%, 10/01/25		30	28,329
4.25%, 02/01/27		42	36,494
4.75%, 06/15/29		46	37,436
Lloyds Banking Group PLC, (5-year CMT + 4.82%), 6.75%(a)(f)		595	544,551
Morgan Stanley, (1-day SOFR + 1.73%), 5.12%, 02/01/29(a)		3,000	2,958,711
Nationstar Mortgage Holdings, Inc.(b)
6.00%, 01/15/27		33	30,699

Security		Par (000)	Value

Financial Services (continued)
Nationstar Mortgage Holdings, Inc.(b) (continued)
5.13%, 12/15/30	USD	69	$55,973
5.75%, 11/15/31		78	64,073
NatWest Group PLC, (1-year CMT + 2.27%), 5.52%, 09/30/28(a)		1,000	980,239
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/26(b)		569	503,565
Spectrum Brands, Inc.(b)
5.00%, 10/01/29		53	47,306
5.50%, 07/15/30		104	94,900

			28,138,256

Food Products — 0.4%
Aramark International Finance SARL, 3.13%, 04/01/25(d)	EUR	100	104,630
Aramark Services, Inc.(b)
5.00%, 04/01/25	USD	73	71,931
6.38%, 05/01/25		14	13,987
5.00%, 02/01/28(e)		541	509,914
BRF SA, 4.88%, 01/24/30(d)		200	161,250
Chobani LLC/Chobani Finance Corp., Inc.(b)
7.50%, 04/15/25(e)		803	798,994
4.63%, 11/15/28		628	571,480
Darling Global Finance BV, 3.63%, 05/15/26(d)	EUR	100	106,392

			2,338,578

Gas Utilities — 0.0%
Howard Midstream Energy Partners LLC, 8.88%, 07/15/28	USD	179	179,895

Ground Transportation — 1.1%
Burlington Northern Santa Fe LLC, 5.75%, 05/01/40		1,890	1,998,939
Danaos Corp., 8.50%, 03/01/28(b)		100	100,320
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(b)		2,294	2,237,052
Norfolk Southern Corp., 2.30%, 05/15/31		1,800	1,495,278
Union Pacific Corp.
3.38%, 02/14/42		350	279,657
3.84%, 03/20/60		800	636,365

			6,747,611

Health Care Equipment & Supplies — 0.5%
Avantor Funding, Inc.
2.63%, 11/01/25(d)	EUR	100	104,544
4.63%, 07/15/28(b)(e)	USD	379	351,304
3.88%, 11/01/29(b)		17	14,884
Becton Dickinson & Co.
4.30%, 08/22/32		750	711,421
4.69%, 12/15/44		600	543,950
Embecta Corp., 6.75%, 02/15/30(b)		50	44,808
Garden Spinco Corp., 8.63%, 07/20/30(b)		136	146,166
Thermo Fisher Scientific, Inc., 5.30%, 02/01/44		1,000	1,010,272

			2,927,349

Health Care Providers & Services — 1.9%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28(b)		37	35,385
AdaptHealth LLC(b)
6.13%, 08/01/28		49	42,445
5.13%, 03/01/30		18	14,580
Aetna, Inc., 4.50%, 05/15/42		575	493,299
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		219	188,828
Cano Health LLC, 6.25%, 10/01/28(b)		53	33,125
CHS/Community Health Systems, Inc.(b)
5.63%, 03/15/27		92	81,074
6.00%, 01/15/29		332	279,295
5.25%, 05/15/30(e)		468	368,656
4.75%, 02/15/31		223	168,540

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
Elevance Health, Inc., 4.65%, 08/15/44	USD	1,500	$1,346,895
Encompass Health Corp., 4.75%, 02/01/30		279	254,030
HCA, Inc., 5.50%, 06/15/47		1,090	1,026,660
HealthEquity, Inc., 4.50%, 10/01/29(b)		355	312,873
IQVIA, Inc., 6.50%, 05/15/30(b)		200	201,975
Legacy LifePoint Health LLC, 6.75%, 04/15/25(b)(e)		202	187,622
Medline Borrower LP(b)
3.88%, 04/01/29		281	244,207
5.25%, 10/01/29(e)		1,044	905,878
ModivCare, Inc., 5.88%, 11/15/25(b)		173	160,222
Molina Healthcare, Inc.(b)
4.38%, 06/15/28		32	29,499
3.88%, 11/15/30		122	104,817
3.88%, 05/15/32		13	10,899
Northwell Healthcare, Inc., 4.26%, 11/01/47		725	594,990
Surgery Center Holdings, Inc., 6.75%, 07/01/25(b)(e)		189	188,327
Teleflex, Inc., 4.63%, 11/15/27		14	13,195
Tenet Healthcare Corp.
4.88%, 01/01/26		300	292,197
6.25%, 02/01/27		123	121,742
5.13%, 11/01/27		379	361,823
4.63%, 06/15/28		55	51,369
6.13%, 10/01/28(e)		122	117,449
6.13%, 06/15/30		122	120,255
6.75%, 05/15/31		550	551,340
UnitedHealth Group, Inc.
5.80%, 03/15/36		1,750	1,870,716
3.05%, 05/15/41		600	463,791

			11,237,998

Health Care Technology(b) — 0.2%
AthenaHealth Group, Inc., 6.50%, 02/15/30(e)		1,232	1,036,901
Catalent Pharma Solutions, Inc., 3.50%, 04/01/30(e)		328	265,680
Fortrea Holdings, Inc., 7.50%, 07/01/30		132	135,164

			1,437,745

Hotels, Restaurants & Leisure — 1.9%
Accor SA, (5-year EUR Swap + 4.56%), 4.38%(a)(d)(f)	EUR	100	107,245
Boyd Gaming Corp., 4.75%, 12/01/27	USD	88	83,378
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b)
3.88%, 01/15/28		39	35,653
4.38%, 01/15/28(e)		214	197,559
4.00%, 10/15/30		70	59,908
Caesars Entertainment, Inc.(b)
6.25%, 07/01/25		820	816,203
8.13%, 07/01/27(e)		876	896,559
4.63%, 10/15/29(e)		134	117,010
7.00%, 02/15/30		925	928,922
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(b)		103	104,218
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(b)		418	389,082
Churchill Downs, Inc.
5.50%, 04/01/27(b)		244	234,589
4.75%, 01/15/28(b)		309	286,567
6.75%, 05/01/31		280	276,850
Corvias Campus Living - USG LLC, 5.30%, 07/01/50(c)		5,581	1,864,288
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)
4.63%, 01/15/29		156	136,890
6.75%, 01/15/30		46	39,148

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Fortune Star BVI Ltd., 6.75%, 07/02/23(d)	USD	200	$199,880
Hilton Domestic Operating Co., Inc.(b)
5.75%, 05/01/28		112	110,288
3.75%, 05/01/29		99	87,874
4.00%, 05/01/31		79	68,610
3.63%, 02/15/32		77	64,198
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27		44	42,684
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28		166	168,428
Lottomatica SpA/Roma, (3-mo. EURIBOR + 4.13%), 7.59%, 06/01/28(a)(d)	EUR	100	109,529
Melco Resorts Finance Ltd.
4.88%, 06/06/25(b)	USD	200	188,790
5.25%, 04/26/26(d)		250	232,010
5.75%, 07/21/28(b)		200	174,875
5.38%, 12/04/29(b)		200	164,750
Merlin Entertainments Ltd., 5.75%, 06/15/26(b)		200	192,748
MGM China Holdings Ltd.
5.88%, 05/15/26(d)(e)		450	428,472
4.75%, 02/01/27(b)		200	180,250
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29		63	47,719
5.88%, 09/01/31		79	58,282
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 03/01/30(b)		50	44,000
Scientific Games International, Inc.(b)
8.63%, 07/01/25		136	138,890
7.00%, 05/15/28(e)		100	99,466
7.25%, 11/15/29		96	96,120
Six Flags Entertainment Corp., 7.25%, 05/15/31(b)		263	256,149
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(b)		135	135,675
Station Casinos LLC, 4.50%, 02/15/28(b)		123	110,401
Vail Resorts, Inc., 6.25%, 05/15/25(b)		105	105,125
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)(e)		125	118,407
Wynn Macau Ltd.
4.88%, 10/01/24(d)		200	194,208
5.50%, 10/01/27(d)		200	177,125
5.63%, 08/26/28(b)(e)		200	172,500
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
5.13%, 10/01/29		503	450,785
7.13%, 02/15/31(e)		230	228,607

			11,420,914

Household Durables — 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(b)		141	112,903
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(b)		173	160,144
K Hovnanian Enterprises, Inc., 7.75%, 02/15/26(b)		88	86,240
NCR Corp., 5.13%, 04/15/29(b)		91	80,559
SWF Escrow Issuer Corp., 6.50%, 10/01/29(b)(e)		223	133,806
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(b)		125	122,774
Tempur Sealy International, Inc., 3.88%, 10/15/31(b)		76	61,913
Tri Pointe Homes, Inc., 5.25%, 06/01/27		28	26,487

			784,826

24	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Household Products — 0.0%
Central Garden & Pet Co.
5.13%, 02/01/28	USD	35	$32,880
4.13%, 10/15/30(e)		105	87,958

			120,838

Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp.(b)
5.13%, 03/15/28(e)		539	481,005
5.00%, 02/01/31		41	33,910
Clearway Energy Operating LLC, 4.75%, 03/15/28(b)		124	114,405
Greenko Dutch BV, 3.85%, 03/29/26(d)(e)		188	168,503
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26(d)(e)		200	186,484
India Cleantech Energy, 4.70%, 08/10/26(b)		229	200,073
NRG Energy, Inc.
5.75%, 01/15/28		45	42,644
7.00%, 03/15/33(b)		150	151,243
SCC Power PLC(b)(g)
(4.00% Cash and 4.00% Cash + 4.00% PIK), 8.00%, 12/31/28		250	83,606
(4.00% Cash or 4.00% PIK), 4.00%, 05/17/32		135	12,569
Talen Energy Supply LLC, 8.63%, 06/01/30		91	94,185
TransAlta Corp., 7.75%, 11/15/29		77	79,271

			1,647,898

Industrial Conglomerates — 0.4%
Emerald Debt Merger Sub LLC, 6.38%, 12/15/30	EUR	110	119,582
General Electric Co., 6.15%, 08/07/37	USD	2,150	2,249,493

			2,369,075

Insurance — 2.4%
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/29(b)		82	70,997
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(b)
4.25%, 10/15/27		319	286,268
6.75%, 10/15/27(e)		1,419	1,333,860
6.75%, 04/15/28		397	393,720
5.88%, 11/01/29(e)		1,342	1,167,433
Aon Global Ltd., 4.60%, 06/14/44		500	436,025
Berkshire Hathaway Finance Corp., 4.40%, 05/15/42(e)		500	476,150
GTCR AP Finance, Inc., 8.00%, 05/15/27(b)		148	145,076
HUB International Ltd.(b)
7.00%, 05/01/26		938	935,519
7.25%, 06/15/30		993	1,025,372
Jones Deslauriers Insurance Management, Inc.(b)
8.50%, 03/15/30		352	359,114
10.50%, 12/15/30		183	183,563
Liberty Mutual Group, Inc., 6.50%, 05/01/42(b)		2,000	2,009,838
Marsh & McLennan Cos., Inc., 5.88%, 08/01/33		1,500	1,590,359
Progressive Corp., 3.00%, 03/15/32		750	652,620
Prudential Financial, Inc.
5.90%, 03/17/36		500	511,042
5.70%, 12/14/36		1,625	1,688,448
Ryan Specialty Group LLC, 4.38%, 02/01/30(b)		132	116,846
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47(b)		700	578,759

			13,961,009

Interactive Media & Services — 0.1%
Cablevision Lightpath LLC, 5.63%, 09/15/28(b)		200	148,160
iliad SA(d)
5.38%, 06/14/27	EUR	100	107,581

Security		Par (000)	Value

Interactive Media & Services (continued)
iliad SA(d) (continued)
5.63%, 02/15/30	EUR	100	$105,465
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.,
4.75%, 04/30/27(b)	USD	200	176,640

			537,846

Internet Software & Services — 0.5%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27(b)		27	25,650
Match Group Holdings II LLC(b)
5.63%, 02/15/29		6	5,626
4.13%, 08/01/30		20	17,130
3.63%, 10/01/31(e)		209	171,786
Uber Technologies, Inc.
0.00%, 12/15/25(h)(i)		884	806,231
8.00%, 11/01/26(b)		265	270,065
7.50%, 09/15/27(b)(e)		788	806,008
6.25%, 01/15/28(b)		190	189,061
4.50%, 08/15/29(b)(e)		588	541,194

			2,832,751

IT Services — 0.9%
Ahead DB Holdings LLC, 6.63%, 05/01/28(b)		99	80,514
CA Magnum Holdings, 5.38%, 10/31/26(b)		258	230,435
Camelot Finance SA, 4.50%, 11/01/26(b)		279	262,829
Dun & Bradstreet Corp., 5.00%, 12/15/29(b)		534	470,844
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28(d)	EUR	100	109,456
Fidelity National Information Services, Inc., 4.50%, 08/15/46	USD	1,000	797,046
Fiserv, Inc., 4.40%, 07/01/49		500	422,486
International Business Machines Corp.
4.40%, 07/27/32		500	479,370
4.75%, 02/06/33		550	539,618
2.95%, 05/15/50		750	502,357
KBR, Inc., 4.75%, 09/30/28(b)		136	123,423
McAfee Corp., 7.38%, 02/15/30(b)(e)		734	638,229
Presidio Holdings, Inc., 4.88%, 02/01/27(b)		32	30,020
Twilio, Inc.
3.63%, 03/15/29		117	99,538
3.88%, 03/15/31(e)		214	178,180
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.,
3.88%, 02/01/29(b)		657	565,080

			5,529,425

Leisure Products — 0.1%
Mattel, Inc.
6.20%, 10/01/40		194	173,447
5.45%, 11/01/41		149	123,525

			296,972

Machinery — 0.6%
Chart Industries, Inc.(b)
7.50%, 01/01/30		445	454,013
9.50%, 01/01/31		66	70,027
GrafTech Global Enterprises, Inc., 9.88%, 12/15/28		192	190,560
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(b)(g)		241	219,310
Madison IAQ LLC, 5.88%, 06/30/29(b)(e)		232	187,899
OT Merger Corp., 7.88%, 10/15/29(b)		78	48,751
Terex Corp., 5.00%, 05/15/29(b)		110	102,265

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Machinery (continued)
Titan Acquisition Ltd./Titan Co.-Borrower LLC, 7.75%, 04/15/26(b)	USD	514	$466,455
TK Elevator Holdco GmbH, 7.63%, 07/15/28(b)(e)		400	362,834
TK Elevator Midco GmbH, 4.38%, 07/15/27(d)	EUR	200	194,786
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)(e)	USD	1,207	1,115,114

			3,412,014

Marine Transportation — 0.0%
Huntington Ingalls Industries, Inc., 4.20%, 05/01/30		126	116,747

Media — 4.8%
Altice Financing SA
3.00%, 01/15/28(d)	EUR	100	84,079
5.75%, 08/15/29(b)(e)	USD	1,451	1,124,033
Altice France Holding SA, 10.50%, 05/15/27(b)		488	295,499
AMC Networks, Inc.
4.75%, 08/01/25		115	100,587
4.25%, 02/15/29		83	44,618
Bell Telephone Co. of Canada or Bell Canada,
Series US-4, 3.65%, 03/17/51		335	254,642
Cable One, Inc.
0.00%, 03/15/26(h)(i)		62	50,685
1.13%, 03/15/28(h)		492	370,230
4.00%, 11/15/30(b)		96	75,000
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
5.13%, 05/01/27		228	212,324
5.00%, 02/01/28		210	191,329
6.38%, 09/01/29(e)		517	487,096
4.75%, 03/01/30(e)		225	192,394
4.25%, 02/01/31		431	348,666
7.38%, 03/01/31(e)		935	911,093
4.75%, 02/01/32		241	196,531
4.25%, 01/15/34(e)		286	216,150
Charter Communications Operating LLC/Charter Communications Operating Capital
5.38%, 05/01/47		1,100	909,211
4.80%, 03/01/50		1,000	754,499
Clear Channel International BV, 6.63%, 08/01/25(b)		256	254,717
Clear Channel Outdoor Holdings, Inc.(b)
5.13%, 08/15/27(e)		1,112	1,009,577
7.75%, 04/15/28(e)		237	186,045
7.50%, 06/01/29		508	375,908
CMG Media Corp., 8.88%, 12/15/27(b)		213	149,280
Comcast Corp.
6.45%, 03/15/37		790	869,896
3.90%, 03/01/38		1,500	1,303,267
4.70%, 10/15/48		3,000	2,805,573
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(b)		1,055	1,024,739
CSC Holdings LLC
5.25%, 06/01/24		276	256,692
5.50%, 04/15/27(b)		200	166,398
11.25%, 05/15/28(b)		1,007	976,518
4.13%, 12/01/30(b)(e)		400	279,810
4.50%, 11/15/31(b)		606	422,513
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(b)(e)		279	252,672
Discovery Communications LLC, 3.45%, 03/15/25		210	201,035
DISH DBS Corp.
7.75%, 07/01/26(e)		343	210,247
5.25%, 12/01/26(b)		613	491,732

Security		Par (000)	Value

Media (continued)
DISH DBS Corp. (continued)
5.75%, 12/01/28(b)	USD	192	$142,806
5.13%, 06/01/29		52	24,146
DISH Network Corp., 11.75%, 11/15/27(b)		127	123,941
Frontier Communications Holdings LLC(b)
5.88%, 10/15/27		152	139,500
5.00%, 05/01/28		446	384,813
8.75%, 05/15/30		821	802,424
GCI LLC, 4.75%, 10/15/28(b)		72	61,387
Iliad Holding SASU(b)
6.50%, 10/15/26		529	499,282
7.00%, 10/15/28		802	739,159
Interpublic Group of Cos., Inc., 5.40%, 10/01/48		500	465,351
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(g)		179	63,359
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(b)		155	112,251
Live Nation Entertainment, Inc.(b)
5.63%, 03/15/26		11	10,745
6.50%, 05/15/27(e)		821	825,370
4.75%, 10/15/27(e)		345	321,712
3.75%, 01/15/28		132	117,810
Lorca Telecom Bondco SA, 4.00%, 09/18/27(d)	EUR	100	99,436
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27(b)	USD	108	101,165
Network i2i Ltd., (5-year CMT + 4.27%), 5.65%(a)(d)(f)		400	387,464
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27(e)		269	244,171
4.25%, 01/15/29(e)		291	244,545
4.63%, 03/15/30		18	14,996
Radiate Holdco LLC/Radiate Finance, Inc.(b)
4.50%, 09/15/26		297	236,788
6.50%, 09/15/28		640	373,482
Sable International Finance Ltd., 5.75%, 09/07/27(b)		200	183,856
Sinclair Television Group, Inc., 4.13%, 12/01/30(b)(e)		577	377,935
Sirius XM Radio, Inc., 5.00%, 08/01/27(b)		403	373,899
Stagwell Global LLC, 5.63%, 08/15/29(b)		69	59,045
Summer BidCo BV, (9.00% Cash or 9.75% PIK), 9.00%, 11/15/25(d)(g)	EUR	119	108,191
TCI Communications, Inc., 7.88%, 02/15/26	USD	610	648,343
TEGNA, Inc., 4.75%, 03/15/26(b)		32	30,554
Univision Communications, Inc.(b)
5.13%, 02/15/25		52	50,895
6.63%, 06/01/27		37	35,762
7.38%, 06/30/30(e)		120	114,254
UPC Broadband Finco BV, 4.88%, 07/15/31(b)		303	249,396
VZ Secured Financing BV, 3.50%, 01/15/32(d)	EUR	100	83,883
Walt Disney Co.
7.63%, 11/30/28	USD	385	431,174
5.40%, 10/01/43		500	509,751
Ziggo Bond Co. BV, 6.00%, 01/15/27(b)		150	137,673
Ziggo BV, 4.88%, 01/15/30(b)		200	165,986

			28,151,985

Metals & Mining — 1.2%
ABJA Investment Co. Pte. Ltd.(d)
5.95%, 07/31/24		250	248,430
5.45%, 01/24/28		200	198,046
Arconic Corp.(b)
6.00%, 05/15/25		89	89,708
6.13%, 02/15/28(e)		393	397,875

26	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Metals & Mining (continued)
ATI, Inc.
5.88%, 12/01/27	USD	121	$117,100
5.13%, 10/01/31		187	166,600
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)		862	851,496
Carpenter Technology Corp.
6.38%, 07/15/28		180	176,400
7.63%, 03/15/30		151	152,706
Constellium SE
4.25%, 02/15/26(d)	EUR	100	106,401
5.63%, 06/15/28(b)	USD	250	235,232
3.75%, 04/15/29(b)		841	715,487
First Quantum Minerals Ltd., 8.63%, 06/01/31(b)		222	226,440
JSW Steel Ltd., 5.95%, 04/18/24(d)		200	198,348
Kaiser Aluminum Corp.(b)
4.63%, 03/01/28		98	85,707
4.50%, 06/01/31		535	426,491
New Gold, Inc., 7.50%, 07/15/27(b)		470	438,877
Novelis Corp.(b)
3.25%, 11/15/26(e)		628	568,445
4.75%, 01/30/30(e)		296	263,057
3.88%, 08/15/31		396	325,754
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(d)	EUR	100	95,542
Rio Tinto Finance USA PLC, 4.75%, 03/22/42	USD	400	378,806
Stillwater Mining Co., 4.00%, 11/16/26(d)		200	177,512
Vedanta Resources Finance II PLC, 13.88%, 01/21/24(d)		200	182,074

			6,822,534

Multi-Utilities — 0.5%
American Water Capital Corp., 4.45%, 06/01/32		1,350	1,307,041
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28(b)		184	186,874
KeySpan Gas East Corp., 5.82%, 04/01/41(b)		1,010	969,907
NiSource, Inc., 1.70%, 02/15/31		400	312,748

			2,776,570

Offshore Drilling & Other Services — 0.2%
Entegris Escrow Corp., 4.75%, 04/15/29(b)		786	729,664
Entegris, Inc., 4.38%, 04/15/28(b)		201	181,901
KLA Corp., 3.30%, 03/01/50		500	374,971

			1,286,536

Oil, Gas & Consumable Fuels — 7.6%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(b)		461	452,932
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
5.75%, 03/01/27		203	195,781
5.75%, 01/15/28		39	37,178
5.38%, 06/15/29(e)		140	130,085
Antero Resources Corp., 7.63%, 02/01/29(b)		83	84,213
Apache Corp.
4.25%, 01/15/30(e)		39	34,737
5.10%, 09/01/40		57	46,313
5.35%, 07/01/49		97	75,418
Arcosa, Inc., 4.38%, 04/15/29(b)		117	104,832
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		479	595,502
8.25%, 12/31/28		593	583,159
5.88%, 06/30/29		44	39,254

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Baytex Energy Corp., 8.50%, 04/30/30	USD	94	$91,798
Buckeye Partners LP
5.85%, 11/15/43		94	69,560
5.60%, 10/15/44		59	42,480
Burlington Resources LLC, 5.95%, 10/15/36		685	725,401
Callon Petroleum Co.
8.25%, 07/15/25		31	30,768
6.38%, 07/01/26		111	108,047
8.00%, 08/01/28(b)(e)		404	399,519
7.50%, 06/15/30(b)(e)		318	300,151
Cellnex Finance Co. SA, 1.25%, 01/15/29(d)	EUR	100	90,392
Cellnex Telecom SA, Series CLNX, 0.75%, 11/20/31(d)(h)		100	87,028
Cheniere Energy Partners LP
4.50%, 10/01/29	USD	549	503,848
3.25%, 01/31/32(e)		149	122,575
Chesapeake Energy Corp.(b)
5.88%, 02/01/29		28	26,596
6.75%, 04/15/29(e)		290	287,748
Civitas Resources, Inc.(b)
5.00%, 10/15/26		24	22,629
8.38%, 07/01/28		523	528,910
8.75%, 07/01/31		432	437,962
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		66	55,980
CNX Resources Corp., 7.38%, 01/15/31(b)		70	68,106
Comstock Resources, Inc.(b)
6.75%, 03/01/29(e)		356	325,721
5.88%, 01/15/30		339	294,310
ConocoPhillips, 6.50%, 02/01/39		600	691,731
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)		1,000	891,913
Crescent Energy Finance LLC(b)
7.25%, 05/01/26		496	465,501
9.25%, 02/15/28(e)		180	174,643
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(b)
5.63%, 05/01/27		34	32,232
6.00%, 02/01/29		314	293,197
8.00%, 04/01/29		29	29,360
7.38%, 02/01/31		69	68,010
CrownRock LP/CrownRock Finance, Inc.(b)
5.63%, 10/15/25		659	649,247
5.00%, 05/01/29		43	40,259
DCP Midstream Operating LP(b)
6.45%, 11/03/36		106	108,846
6.75%, 09/15/37		172	182,540
Devon Energy Corp.
5.85%, 12/15/25		1,000	1,007,582
4.75%, 05/15/42		300	252,873
Diamondback Energy, Inc., 6.25%, 03/15/33(e)		431	445,856
DT Midstream, Inc., 4.38%, 06/15/31(b)		209	180,002
Earthstone Energy Holdings LLC
8.00%, 04/15/27(b)(e)		189	182,538
9.88%, 07/15/31		223	220,424
Ecopetrol SA
8.88%, 01/13/33		175	172,511
5.88%, 05/28/45		111	75,330
eG Global Finance PLC(b)
6.75%, 02/07/25		241	234,071
8.50%, 10/30/25		200	194,053

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Enbridge, Inc.(a)
(3-mo. LIBOR US + 3.64%), 6.25%, 03/01/78	USD	1,935	$1,780,459
Series 20-A, (5-year CMT + 5.31%), 5.75%, 07/15/80		950	857,973
Energean Israel Finance Ltd., 8.50%, 09/30/33		108	107,722
Energy Transfer LP
5.30%, 04/15/47		540	469,676
Series H, (5-year CMT + 5.69%), 6.50%(a)(f)		307	278,854
EnLink Midstream LLC
5.63%, 01/15/28(b)		235	227,406
5.38%, 06/01/29		280	266,759
6.50%, 09/01/30(b)		160	159,805
EnLink Midstream Partners LP
4.15%, 06/01/25		4	3,880
4.85%, 07/15/26		67	64,655
5.60%, 04/01/44		155	129,770
5.45%, 06/01/47		42	34,524
Enterprise Products Operating LLC, 6.13%, 10/15/39		1,400	1,486,015
EOG Resources, Inc., 5.10%, 01/15/36		200	191,778
EQM Midstream Partners LP
6.00%, 07/01/25(b)		89	88,017
4.13%, 12/01/26		68	63,242
6.50%, 07/01/27(b)		245	241,636
4.50%, 01/15/29(b)		13	11,595
7.50%, 06/01/30(b)		57	57,681
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25		72	70,905
7.75%, 02/01/28		107	101,771
8.88%, 04/15/30		109	106,492
Gulfport Energy Corp., 8.00%, 05/17/26(b)		25	25,118
Harvest Midstream I LP, 7.50%, 09/01/28(b)		40	39,658
Hess Corp., 4.30%, 04/01/27		1,100	1,055,005
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
6.25%, 11/01/28		70	65,891
5.75%, 02/01/29		127	114,997
6.00%, 04/15/30		12	10,927
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26(d)		200	192,412
HTA Group Ltd., 7.00%, 12/18/25(b)		200	188,962
IHS Holding Ltd., 6.25%, 11/29/28(b)		200	163,912
Impulsora Pipeline LLC, 6.05%, 01/01/43(c)		1,614	1,390,995
ITT Holdings LLC, 6.50%, 08/01/29(b)(e)		232	195,455
Kinder Morgan, Inc., 5.05%, 02/15/46(e)		1,400	1,196,120
Kinetik Holdings LP, 5.88%, 06/15/30(b)(e)		322	306,058
Leviathan Bond Ltd., 6.75%, 06/30/30(b)(d)		88	81,650
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(b)		22	21,278
Marathon Petroleum Corp., 6.50%, 03/01/41(e)		1,150	1,184,783
Matador Resources Co.(e)
5.88%, 09/15/26		366	354,670
6.88%, 04/15/28		167	165,295
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26(d)		288	283,049
MPLX LP
4.25%, 12/01/27		250	237,419
4.80%, 02/15/29		500	482,183
Murphy Oil Corp.
5.75%, 08/15/25		9	8,882
5.88%, 12/01/27		40	38,859
5.88%, 12/01/42		18	14,958
Murphy Oil USA, Inc., 4.75%, 09/15/29		95	87,217
Nabors Industries Ltd.(b)
7.25%, 01/15/26		140	130,693
7.50%, 01/15/28		204	178,512

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Nabors Industries, Inc.
5.75%, 02/01/25(e)	USD	773	$748,048
7.38%, 05/15/27(b)		258	245,495
New Fortress Energy, Inc.(b)
6.75%, 09/15/25		637	597,528
6.50%, 09/30/26		928	830,278
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26(b)(e)		151	148,716
NGPL PipeCo LLC, 7.77%, 12/15/37(b)		138	147,111
Northern Oil and Gas, Inc.
8.13%, 03/01/28(b)		593	581,140
8.75%, 06/15/31		218	214,185
NuStar Logistics LP
6.00%, 06/01/26		99	96,437
6.38%, 10/01/30		17	16,219
Occidental Petroleum Corp.
6.45%, 09/15/36		81	83,130
6.20%, 03/15/40		232	228,657
4.63%, 06/15/45		18	13,927
OQ SAOC, 5.13%, 05/06/28(b)		200	189,238
PDC Energy, Inc.
6.13%, 09/15/24		58	57,971
5.75%, 05/15/26(e)		164	163,343
Permian Resources Operating LLC(b)
5.38%, 01/15/26		32	30,423
7.75%, 02/15/26		380	381,617
6.88%, 04/01/27		116	114,260
5.88%, 07/01/29		449	422,963
Petroleos Mexicanos
4.25%, 01/15/25		55	51,826
6.50%, 03/13/27		212	188,150
8.75%, 06/02/29		204	183,062
5.95%, 01/28/31(e)		245	178,514
6.70%, 02/16/32		235	178,353
6.38%, 01/23/45		48	29,304
Precision Drilling Corp., 6.88%, 01/15/29(b)		9	8,132
Puma International Financing SA, 5.13%, 10/06/24(b)		200	194,000
Rockcliff Energy II LLC, 5.50%, 10/15/29(b)		63	58,115
Rockies Express Pipeline LLC, 4.95%, 07/15/29(b)		36	32,940
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26		1,750	1,764,326
SM Energy Co.
5.63%, 06/01/25		111	108,468
6.75%, 09/15/26		85	82,850
6.63%, 01/15/27		14	13,598
6.50%, 07/15/28		139	133,440
Southwestern Energy Co., 5.38%, 02/01/29(e)		212	199,633
Suncor Energy, Inc., 6.50%, 06/15/38		1,000	1,038,260
Sunoco LP/Sunoco Finance Corp., 5.88%, 03/15/28		4	3,847
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
7.50%, 10/01/25		9	8,983
6.00%, 03/01/27		29	27,214
5.50%, 01/15/28		56	51,183
6.00%, 12/31/30		20	17,620
6.00%, 09/01/31		88	75,718
Tap Rock Resources LLC, 7.00%, 10/01/26(b)		516	531,480
TransCanada PipeLines Ltd., 4.63%, 03/01/34		500	458,140
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)		125	127,656
Transocean, Inc.(b)
7.50%, 01/15/26		174	165,300
11.50%, 01/30/27		106	109,842

28	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Transocean, Inc.(b) (continued)
8.75%, 02/15/30	USD	689	$699,335
Venture Global Calcasieu Pass LLC(b)
3.88%, 08/15/29		200	174,718
4.13%, 08/15/31		301	258,850
3.88%, 11/01/33(e)		575	470,859
Venture Global LNG, Inc.(b)
8.13%, 06/01/28		890	903,915
8.38%, 06/01/31		1,365	1,376,148
Vermilion Energy, Inc., 6.88%, 05/01/30(b)		108	99,543
Vivo Energy Investments BV, 5.13%, 09/24/27(b)		200	180,192
Western Midstream Operating LP
6.15%, 04/01/33		50	50,395
5.45%, 04/01/44		137	115,734
5.30%, 03/01/48		75	62,604
5.50%, 08/15/48		69	57,702
5.50%, 02/01/50		545	446,393

			44,834,253

Passenger Airlines — 1.3%
ABRA Global Finance, (6.00% Cash & 5.50% PIK), 11.50%, 03/02/28(b)(g)		188	153,243
Air Canada, 3.88%, 08/15/26(b)		83	76,929
Allegiant Travel Co., 7.25%, 08/15/27(b)		80	79,705
American Airlines Pass-Through Trust
Series 2015-2, Class A, 4.00%, 03/22/29		1,003	900,183
Series 2015-2, Class AA, 3.60%, 09/22/27		1,003	931,878
American Airlines, Inc.(b)
11.75%, 07/15/25		551	604,187
7.25%, 02/15/28		47	46,720
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
5.50%, 04/20/26		212	210,543
5.75%, 04/20/29		411	399,477
Avianca Midco 2 PLC, 9.00%, 12/01/28(b)		150	125,564
Deutsche Lufthansa AG, 2.88%, 05/16/27(d)	EUR	100	100,258
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(b)(e)	USD	138	130,622
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(b)		610	611,294
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.30%, 02/15/27		2,313	2,224,336
Series 2020-1, Class A, 5.88%, 04/15/29(e)		225	223,016
United Airlines, Inc.(b)
4.38%, 04/15/26		373	354,390
4.63%, 04/15/29(e)		235	214,124
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 7.88%, 05/01/27(b)		85	76,368

			7,462,837

Pharmaceuticals — 1.6%
AbbVie, Inc.
3.20%, 05/14/26		500	473,881
4.55%, 03/15/35		2,140	2,037,864
4.45%, 05/14/46		2,095	1,844,637
Bristol-Myers Squibb Co.
3.55%, 03/15/42		350	290,194
4.35%, 11/15/47		300	271,255
Cheplapharm Arzneimittel GmbH, 3.50%, 02/11/27(d)	EUR	100	98,890
CVS Health Corp.
5.13%, 07/20/45	USD	700	647,592
5.05%, 03/25/48		1,821	1,678,493

Security	Par (000)		Value

Pharmaceuticals (continued)
Gruenenthal GmbH, 4.13%, 05/15/28(d)	EUR	100	$100,970
Jazz Securities DAC, 4.38%, 01/15/29(b)	USD	200	178,438
Option Care Health, Inc., 4.38%, 10/31/29(b)(e)		166	146,106
Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, 04/30/31(b)(e)		387	319,284
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30		500	415,525
Teva Pharmaceutical Finance Netherlands II BV, 7.38%, 09/15/29	EUR	100	111,328
Teva Pharmaceutical Finance Netherlands III BV
7.13%, 01/31/25	USD	200	201,258
3.15%, 10/01/26		299	266,297
4.75%, 05/09/27		200	183,777
7.88%, 09/15/29(e)		200	205,218

			9,471,007

Real Estate — 0.0%
VICI Properties LP/VICI Note Co., Inc., 4.50%, 01/15/28(b)		68	62,478

Real Estate Management & Development — 0.4%
Agps Bondco PLC, 5.50%, 11/13/26(d)(j)(k)	EUR	100	41,466
China SCE Group Holdings Ltd., 7.38%, 04/09/24(d)	USD	200	58,924
CIFI Holdings Group Co. Ltd., 6.45%, 11/07/24(d)(j)(k)		200	21,500
Country Garden Holdings Co. Ltd., 6.50%, 04/08/24(d)(e)		200	117,528
Easy Tactic Ltd., (6.50% Cash or 7.50% PIK), 7.50%, 07/11/27(g)		218	16,440
Fantasia Holdings Group Co. Ltd.(j)(k)
11.75%, 04/17/22(d)		200	12,000
10.88%, 01/09/23		307	18,420
11.88%, 06/01/23		400	24,000
9.25%, 07/28/23(d)		300	18,000
Global Prime Capital Pte. Ltd., 5.95%, 01/23/25(d)		200	190,442
i-595 Express LLC, 3.31%, 12/31/31(c)		696	640,063
Modern Land China Co. Ltd., (9.00% Cash or 9.00% PIK), 9.00%, 12/30/26(d)(g)(j)(k)		226	11,273
Realogy Group LLC/Realogy Co.-Issuer Corp.(b)
5.75%, 01/15/29		180	134,678
5.25%, 04/15/30		91	64,672
Ronshine China Holdings Ltd., 7.35%, 12/15/23(d)(j)(k)		200	9,000
Theta Capital Pte. Ltd., 8.13%, 01/22/25(d)		200	166,246
VICI Properties LP, 5.13%, 05/15/32(e)		439	410,748
Wanda Properties Overseas Ltd., 6.88%, 07/23/23(d)		200	181,000
Yuzhou Group Holdings Co. Ltd.(d)(j)(k)
7.70%, 02/20/25		263	14,465
7.38%, 01/13/26		200	11,000
Zhenro Properties Group Ltd., 7.88%, 04/14/24(d)(j)(k)		200	8,000

			2,169,865

Semiconductors & Semiconductor Equipment — 1.0%
Broadcom, Inc.
4.75%, 04/15/29		2,500	2,418,494
4.15%, 04/15/32(b)		1,500	1,358,656
Intel Corp.
5.13%, 02/10/30		750	754,600
2.00%, 08/12/31(e)		1,000	816,903
QUALCOMM, Inc., 4.65%, 05/20/35		250	249,554
Sensata Technologies BV(b)
5.00%, 10/01/25		70	68,532
5.88%, 09/01/30		200	194,457

			5,861,196

Software — 2.0%
ACI Worldwide, Inc., 5.75%, 08/15/26(b)		262	255,450

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Software (continued)
Alteryx, Inc., 8.75%, 03/15/28(b)(e)	USD	174	$170,918
Boxer Parent Co., Inc.
6.50%, 10/02/25(d)	EUR	100	107,610
7.13%, 10/02/25(b)	USD	187	187,165
9.13%, 03/01/26(b)		948	943,260
Capstone Borrower, Inc., 8.00%, 06/15/30		205	202,440
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)		533	527,025
Cloud Software Group, Inc.
6.50%, 03/31/29(b)		2,143	1,908,086
9.00%, 09/30/29		989	863,827
Consensus Cloud Solutions, Inc.(b)
6.00%, 10/15/26		48	43,560
6.50%, 10/15/28		45	38,475
Crowdstrike Holdings, Inc., 3.00%, 02/15/29		30	25,870
Elastic NV, 4.13%, 07/15/29(b)		129	111,285
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		65	56,110
Microsoft Corp., 2.92%, 03/17/52(e)		1,600	1,190,348
MicroStrategy, Inc., 6.13%, 06/15/28(b)(e)		305	273,461
Open Text Corp., 6.90%, 12/01/27(b)		303	308,463
Oracle Corp.
5.38%, 07/15/40(e)		3,025	2,886,934
4.00%, 11/15/47		400	307,954
3.95%, 03/25/51		600	453,673
SS&C Technologies, Inc., 5.50%, 09/30/27(b)		647	619,391
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)		189	153,358

			11,634,663

Specialized REITs — 0.1%
Iron Mountain, Inc., 7.00%, 02/15/29		357	357,600
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)		344	341,270

			698,870

Specialty Retail(b) — 0.1%
Arko Corp., 5.13%, 11/15/29		123	99,959
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/29(e)		493	489,834
Staples, Inc., 7.50%, 04/15/26		113	93,328

			683,121

Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc.(e)
4.65%, 02/23/46		2,400	2,367,700
3.75%, 11/13/47		1,000	865,576
Coherent Corp., 5.00%, 12/15/29(b)(e)		404	364,655
Seagate HDD Cayman(b)
8.25%, 12/15/29		243	253,806
8.50%, 07/15/31		307	321,948

			4,173,685

Textiles, Apparel & Luxury Goods(b) — 0.1%
Hanesbrands, Inc.
4.88%, 05/15/26		65	60,680
9.00%, 02/15/31(e)		203	204,597
Levi Strauss & Co., 3.50%, 03/01/31		11	9,102

			274,379

Tobacco — 0.8%
Altria Group, Inc.
2.45%, 02/04/32		200	155,971
5.38%, 01/31/44		2,000	1,880,446

Security	Par (000)		Value

Tobacco (continued)
Reynolds American, Inc.
4.45%, 06/12/25	USD	635	$617,055
7.00%, 08/04/41		1,000	992,667
5.85%, 08/15/45		1,500	1,333,957

			4,980,096

Transportation Infrastructure — 0.4%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)		200	192,478
Azzurra Aeroporti SpA, 2.63%, 05/30/27(d)	EUR	100	97,778
FedEx Corp., 4.75%, 11/15/45(e)	USD	1,250	1,110,905
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27(d)		200	176,988
Transurban Finance Co. Pty. Ltd., 4.13%, 02/02/26(b)		580	557,920
XPO Escrow Sub LLC, 7.50%, 11/15/27(b)		60	61,310

			2,197,379

Wireless Telecommunication Services — 1.1%
Altice France SA/France(b)
5.13%, 07/15/29		544	386,171
5.50%, 10/15/29		200	143,028
Crown Castle, Inc., 3.10%, 11/15/29		750	653,019
Kenbourne Invest SA, 6.88%, 11/26/24(b)		210	182,276
Millicom International Cellular SA, 4.50%, 04/27/31(b)		200	153,100
Rogers Communications, Inc., 7.50%, 08/15/38		2,325	2,577,531
SBA Communications Corp., 3.13%, 02/01/29(e)		321	272,097
T-Mobile U.S., Inc.
2.55%, 02/15/31		500	415,605
4.50%, 04/15/50		500	429,023
VICI Properties LP/VICI Note Co., Inc.(b)
5.63%, 05/01/24		37	36,772
3.50%, 02/15/25		75	71,663
4.25%, 12/01/26		73	68,290
4.63%, 12/01/29		378	343,175
4.13%, 08/15/30		174	153,195
Vmed O2 U.K. Financing I PLC, 4.50%, 07/15/31(d)	GBP	100	96,026
Vodafone Group PLC 4.25%, 09/17/50(e)	USD	700	561,986
(5-year EUR Swap + 3.49%), 6.50%, 08/30/84(a)(d)	EUR	100	109,634

			6,652,591

Total Corporate Bonds — 68.2% (Cost: $429,256,771)			402,655,727

Floating Rate Loan Interests(a)

Aerospace & Defense — 0.2%
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR at 0.75% Floor + 7.75%), 12.98%, 02/01/29	USD	404	391,290
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.95%, 02/01/28		518	507,633

			898,923

Beverages — 0.0%
Naked Juice LLC, 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.34%, 01/24/30		20	15,750

Broadline Retail — 0.0%
PUG LLC, USD Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.72%, 02/12/27		109	96,377

30	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Capital Markets — 0.0%
Ascensus Holdings, Inc., 2021 2nd Lien Term Loan, (1-mo. LIBOR US at 0.50% Floor + 6.50%), 11.69%, 08/02/29	USD	122	$108,523

Chemicals — 0.2%
Arc Falcon I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.95%, 09/30/28		126	116,860
Aruba Investments Holdings LLC, 2020 2nd Lien Term Loan, (1-mo. LIBOR US at 0.75% Floor + 7.75%), 12.94%, 11/24/28		64	56,672
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 9.99%, 08/27/26		47	46,397
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.38%), 9.62%, 10/04/29		360	343,870
Momentive Performance Materials USA LLC, 2023 Term Loan, (1-mo. CME Term SOFR + 4.50%), 9.60%, 03/29/28		149	144,664
Nouryon USA LLC, 2023 USD Term Loan B, (3-mo. CME Term SOFR + 4.00%), 9.32%, 04/03/28		160	158,249

			866,712

Commercial Services & Supplies — 0.0%
Amentum Government Services Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 4.00%), 9.22%, 01/29/27(c)		41	40,027
PECF USS Intermediate Holding III Corp., Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 4.25%), 9.52%, 12/15/28		93	76,194
TruGreen LP, 2020 2nd Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 8.50%), 13.77%, 11/02/28(c)		106	60,420

			176,641

Construction & Engineering — 0.3%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (1-mo. LIBOR US at 1.00% Floor + 4.25%), 9.42%, 06/21/24		1,536	1,514,207
Propulsion BC Newco LLC, Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.99%, 09/14/29		70	69,563

			1,583,770

Containers & Packaging — 0.0%
Mauser Packaging Solutions Holding Co., Term Loan B, (1-mo. CME Term SOFR + 4.00%), 9.16%, 08/14/26		96	95,613
Trident TPI Holdings, Inc., 2023 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.74%, 09/15/28		171	168,408

			264,021

Diversified Consumer Services — 0.0%
Ascend Learning LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.75%), 10.95%, 12/10/29		83	70,204
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.70%, 12/11/28		72	67,353
WCG Intermediate Corp., 2019 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%), 9.22%, 01/08/27		117	115,023

			252,580

Security	Par (000)		Value

Diversified Telecommunication Services — 0.1%
Frontier Communications Holdings LLC, 2021 1st Lien Term Loan, (1-mo. LIBOR US at 0.75% Floor + 3.75%), 9.00%, 05/01/28	USD	144	$138,926
Radiate Holdco LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.47%, 09/25/26		39	31,949
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR + 3.00%), 8.22%, 03/09/27		327	256,167

			427,042

Energy Equipment & Services — 0.0%
Lealand Finance Co. BV, 2020 Make Whole Term Loan, (3-mo. CME Term SOFR + 3.00%), 8.22%, 06/28/24		8	6,266

Entertainment — 0.0%
Delta 2 Lux SARL, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.10%, 01/15/30		63	62,968
EP Purchaser LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 9.00%, 11/06/28		101	98,399

			161,367

Financial Services — 0.1%
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR + 5.50%), 10.49%, 08/15/28		94	82,869
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 8.99%, 04/09/27		103	100,206
2021 USD 2nd Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 6.75%), 12.29%, 04/07/28		145	134,306
White Cap Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.85%, 10/19/27		298	294,582

			611,963

Food Products — 0.0%
Chobani LLC, 2020 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.50%), 8.72%, 10/25/27		33	32,452

Health Care Equipment & Supplies — 0.1%
Bausch and Lomb, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.59%, 05/10/27		178	171,977
Chariot Buyer LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.45%, 11/03/28		221	215,802

			387,779

Health Care Providers & Services — 0.1%
LifePoint Health, Inc., 2018 Term Loan B, (3-mo. LIBOR US + 3.75%), 9.02%, 11/16/25		131	121,504
Quorum Health Corp., 2020 Term Loan, (3-mo. LIBOR US at 1.00% Floor + 8.25%), 13.24%, 04/29/25		108	73,208
Surgery Center Holdings, Inc., 2021 Term Loan, (1-mo. LIBOR US at 0.75% Floor + 3.75%), 8.90%, 08/31/26		113	112,464

			307,176

Health Care Technology — 0.3%
AthenaHealth Group, Inc.
2022 Delayed Draw Term loan, (1-mo. CME Term SOFR + 3.50%), 8.26%, 02/15/29		150	14,188
2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.59%, 02/15/29		1,219	1,174,496

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Health Care Technology (continued)
Polaris Newco LLC, USD Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 4.00%), 9.54%, 06/02/28	USD	197	$180,864
Verscend Holding Corp., 2021 Term Loan B, (1-mo. LIBOR US + 4.00%), 9.22%, 08/27/25		625	624,215

			1,993,763

Hotels, Restaurants & Leisure — 0.1%
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.10%, 01/27/29		169	166,551
IRB Holding Corp., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.20%, 12/15/27		110	109,578

			276,129

Household Durables — 0.1%
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR + 3.50%), 8.67%, 02/26/29		146	137,663
Sunset Debt Merger Sub, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.22%, 10/06/28		281	226,979

			364,642

Insurance — 0.0%
Alliant Holdings Intermediate LLC, 2021 Term Loan B4, (1-mo. LIBOR US at 0.50% Floor + 3.50%), 8.65%, 11/06/27		93	92,429
HUB International Ltd., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.07%, 11/10/29		139	138,980

			231,409

Interactive Media & Services — 0.0%
Acuris Finance U.S., Inc., 2021 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.39%, 02/16/28		66	64,762
Grab Holdings, Inc., Term Loan B, (1-mo. LIBOR US at 1.00% Floor + 4.50%), 9.70%, 01/29/26		23	22,945

			87,707

IT Services — 0.1%
Epicor Software Corp.
2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.75%), 12.95%, 07/31/28		62	61,858
2020 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.47%, 07/30/27		89	87,910
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.34%, 10/01/27		300	295,108
Quartz Acquireco LLC, Term Loan B, 06/28/30(c)(l)		100	99,875

			544,751

Leisure Products — 0.0%
Peloton Interactive, Inc., Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 6.50%), 12.26%, 05/25/27		70	69,939

Life Sciences Tools & Services — 0.0%
Fortrea Holdings, Inc., Term Loan B, 06/12/30(l)		71	70,965

Machinery — 0.2%
Madison IAQ LLC, Term Loan, (6-mo. LIBOR US at 0.50% Floor + 3.25%), 8.30%, 06/21/28		132	128,801
Roper Industrial Products Investment Co., USD Term Loan, (3-mo. CME Term SOFR + 4.50%), 9.74%, 11/22/29		203	202,473

Security	Par (000)		Value

Machinery (continued)
SPX Flow, Inc., 2022 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.70%, 04/05/29	USD	185	$182,199
Titan Acquisition Ltd., 2018 Term Loan B, (3-mo. LIBOR US + 3.00%), 8.73%, 03/28/25		596	581,243

			1,094,716

Media — 0.3%
AVSC Holding Corp., 2018 2nd Lien Term Loan, (1-mo. LIBOR US at 1.00% Floor + 7.25%), 12.43%, 09/01/25		156	139,348
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3-mo. LIBOR US + 3.50%), 8.81%, 08/21/26		926	878,134
DirecTV Financing LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.22%, 08/02/27		556	542,531
Intelsat Jackson Holdings SA, 2021 Exit Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.44%, 02/01/29		384	381,954

			1,941,967

Metals & Mining — 0.0%
Grinding Media, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.20%, 10/12/28		63	61,028

Oil, Gas & Consumable Fuels — 0.0%
Freeport LNG Investments LLLP, Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 3.50%), 8.75%, 12/21/28		170	166,655
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.68%, 09/19/29		78	77,017

			243,672

Passenger Airlines — 0.2%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3-mo. LIBOR US at 0.75% Floor + 4.75%), 10.00%, 04/20/28		433	441,436
Air Canada, 2021 Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 3.50%), 8.84%, 08/11/28		208	207,468
Mileage Plus Holdings LLC, 2020 Term Loan B, (3-mo. LIBOR US at 1.00% Floor + 5.25%), 10.76%, 06/21/27		99	102,821
United Airlines, Inc., 2021 Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 3.75%), 9.29%, 04/21/28		332	332,060

			1,083,785

Pharmaceuticals — 0.0%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.72%, 05/04/25		48	46,241

Professional Services — 0.1%
CoreLogic, Inc., Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.50%), 8.75%, 06/02/28		86	77,332
Dun & Bradstreet Corp., Term Loan, (1-mo. CME Term SOFR + 3.25%), 8.43%, 02/06/26		109	109,232
Galaxy U.S. Opco, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.85%, 04/29/29(c)		139	130,266

			316,830

Software — 0.8%
Boxer Parent Co., Inc., 2021 USD 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.50%), 10.72%, 02/27/26		279	270,862
Central Parent, Inc., 2022 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 18.65%, 07/06/29.		118	117,995
Cloud Software Group, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.84%, 03/30/29		438	408,891
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.08%, 10/08/29(c)		234	210,277

32	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Software (continued)
Cloudera, Inc. (continued)
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.95%, 10/08/28	USD	198	$192,362
Delta TopCo, Inc., 2020 Term Loan B, (6-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.07%, 12/01/27		113	109,422
Helios Software Holdings, Inc., 2021 USD Term Loan B, (3-mo. CME Term SOFR + 3.75%), 9.14%, 03/11/28		80	79,266
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 4.75%), 10.03%, 07/27/28		563	421,999
2021 USD 2nd Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 8.25%), 13.53%, 07/27/29		280	180,600
McAfee Corp., 2022 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.01%, 03/01/29		472	450,250
MH Sub I LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.25%), 11.35%, 02/23/29		35	30,341
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.35%, 05/03/28		427	409,066
Planview Parent, Inc., 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.25%), 12.59%, 12/18/28.		103	90,640
Proofpoint, Inc.
1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.47%, 08/31/28		19	18,591
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.25%), 11.47%, 08/31/29		250	241,682
RealPage, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.22%, 04/24/28		216	211,233
Sabre Global, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.72%, 12/17/27		54	41,979
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.72%, 12/17/27		85	65,852
Sophia LP, 2021 Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 3.50%), 9.04%, 10/07/27		485	479,728
Sovos Compliance LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.72%, 08/11/28		117	112,727
UKG, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.25%), 10.27%, 05/03/27		295	285,252
Ultimate Software Group, Inc.
2021 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.27%, 05/04/26		185	181,742
Term Loan B, (3-mo. CME Term SOFR + 3.75%), 8.90%, 05/04/26		143	141,075

			4,751,832

Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.85%, 03/08/30(c)		75	75,000

Trading Companies & Distributors — 0.0%
SRS Distribution, Inc., 2022 Incremental Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.70%, 06/02/28		175	170,321

Security		Par (000)	Value

Transportation Infrastructure — 0.1%
Apple Bidco LLC, 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.10%, 09/22/28	USD	115	$113,995
Brown Group Holding LLC, 2022 Incremental Term Loan B2, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.85%, 07/02/29		225	224,131

			338,126

Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd., 2017 Term Loan B, (1-mo. LIBOR US + 3.25%), 8.98%, 05/28/24		371	339,744

Total Floating Rate Loan Interests — 3.5% (Cost: $21,005,010)			20,299,909

Foreign Agency Obligations

Bahrain — 0.0%
Bahrain Government International Bond, 5.45%, 09/16/32(d)		200	178,142

Canada — 1.1%
CDP Financial, Inc., 5.60%, 11/25/39(b)(e)		5,890	6,338,227

Colombia — 0.2%
Colombia Government International Bond
4.50%, 01/28/26		300	284,784
3.88%, 04/25/27		200	181,054
3.13%, 04/15/31		400	302,108
8.00%, 04/20/33(e)		200	203,350

			971,296

Dominican Republic — 0.2%
Dominican Republic International Bond
6.88%, 01/29/26(d)		115	115,780
5.95%, 01/25/27(d)		228	222,943
4.50%, 01/30/30(b)		226	197,519
7.05%, 02/03/31(b)		150	149,418
4.88%, 09/23/32(b)		300	255,303

			940,963

Egypt — 0.0%
Egypt Government International Bond, 7.50%, 02/16/61(b)		219	109,165

Guatemala — 0.1%
Guatemala Government Bond(b)
5.25%, 08/10/29		200	190,184
5.38%, 04/24/32		200	189,542

			379,726

Ivory Coast — 0.1%
Ivory Coast Government International Bond, 6.38%, 03/03/28(d)		400	384,604

Morocco — 0.0%
Morocco Government International Bond, 2.38%, 12/15/27(b)		200	174,420

Oman — 0.1%
Oman Government International Bond(d)
6.50%, 03/08/47		228	211,858
6.75%, 01/17/48(e)		200	191,706

			403,564

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pakistan — 0.0%
Pakistan Government International Bond, 6.00%, 04/08/26(d)	USD	200	$96,208

Paraguay — 0.0%
Paraguay Government International Bond, 5.40%, 03/30/50(b)		200	171,318

Romania — 0.1%
Romanian Government International Bond
5.25%, 11/25/27(b)		204	198,906
2.50%, 02/08/30(d)	EUR	222	199,214
2.12%, 07/16/31(d)		226	186,248

			584,368

Senegal — 0.0%
Senegal Government International Bond, 6.25%, 05/23/33(d)(e)	USD	200	166,820

South Africa — 0.1%
Republic of South Africa Government International Bond
4.85%, 09/30/29		200	175,668
5.88%, 04/20/32(e)		200	177,132

			352,800

Sri Lanka — 0.0%
Sri Lanka Government International Bond(d)(j)(k)
6.85%, 03/14/24		432	189,147
7.85%, 03/14/29(e)		200	87,550

			276,697

Ukraine — 0.0%
Ukraine Government International Bond(j)(k)
7.75%, 09/01/27(d)		385	91,072
7.25%, 03/15/35(b)		200	45,754

			136,826

Total Foreign Agency Obligations — 2.0% (Cost: $12,295,885)			11,665,144

Municipal Bonds

California — 1.2%
City of Los Angeles California, GO, Series A, 5.00%, 09/01/42		2,000	1,989,960
East Bay Municipal Utility District Water System Revenue, RB, BAB, 5.87%, 06/01/40		1,900	2,083,648
Oxnard Union High School District, Refunding GO, (BAM), 3.18%, 08/01/43		1,600	1,185,152
State of California, Refunding GO, 5.13%, 03/01/38		1,000	997,276
University of California, RB, BAB, 5.95%, 05/15/45		885	961,826

			7,217,862

Georgia — 0.4%
Municipal Electric Authority of Georgia, Refunding RB, BAB, 7.06%, 04/01/57		1,907	2,007,449

Hawaii — 0.3%
City & County Honolulu HI Wastewater System Revenue, Refunding RB, Series A, 2.62%, 07/01/45		1,000	664,624
State of Hawaii, GO, Series GK, 6.15%, 10/01/38		1,000	1,086,213

			1,750,837

Security		Par (000)	Value

Illinois — 0.3%
State of Illinois, GO, 5.10%, 06/01/33	USD	2,000	$1,960,802

Massachusetts — 0.1%
University of Massachusetts Building Authority, Refunding RB, Series 3, 3.43%, 11/01/40		500	404,174

New York — 1.2%
Metropolitan Transportation Authority, RB, BAB, 7.34%, 11/15/39		1,295	1,609,779
New York City Industrial Development Agency, Refunding RB, (AGM), 3.19%, 03/01/40		165	125,593
New York City Municipal Water Finance Authority, Refunding RB, BAB, 5.72%, 06/15/42		1,390	1,520,164
New York State Dormitory Authority, RB, BAB
Series D, 5.60%, 03/15/40		1,900	2,015,761
Series F, 5.63%, 03/15/39		1,100	1,152,808
Port Authority of New York & New Jersey, RB, 159th Series, 6.04%, 12/01/29		780	833,100

			7,257,205

Total Municipal Bonds — 3.5% (Cost: $19,978,919)			20,598,329

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 9.0%
Alternative Loan Trust
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35		401	354,558
Series 2006-OA21, Class A1, (1-mo. LIBOR US + 0.19%), 5.35%, 03/20/47(a)		365	298,922
Series 2007-OA10, Class 2A1, (1-mo. LIBOR US + 0.50%), 5.65%, 09/25/47(a)		4,064	562,223
Banc of America Funding Trust, Series 2007-2, Class 1A2, 6.00%, 03/25/37		218	178,279
Bravo Residential Funding Trust
4.85%, 09/25/62		487	473,937
6.44%, 05/25/63		1,497	1,492,870
Series 2021-NQM1, Class A1, 0.94%, 02/25/49(a)(b)		785	681,679
Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A12, 6.50%, 04/25/49(a)(b)		538	535,939
CIM TRUST
6.03%, 04/25/58		1,338	1,316,277
6.64%, 12/25/67		1,321	1,321,438
COLT Mortgage Loan Trust(b)
Series 2020-2, Class M1, 5.25%, 03/25/65(a)		3,050	2,906,732
Series 2020-3, Class M1, 3.36%, 04/27/65(a)		3,820	3,359,663
Series 2022-1, Class A1, 4.55%, 04/25/67(a)		1,591	1,527,737
Series 2022-7, Class A1, 5.16%, 04/25/67		2,211	2,151,786
Series 2022-9, Class A1, 6.79%, 12/25/67		364	363,883
Credit Suisse Mortgage Capital Certificates Trust, Series 2022-NQM5, Class A1, 5.17%, 05/25/67(a)(b)		2,810	2,726,572
Deephaven Residential Mortgage Trust, Series 2022-2, Class A1, 4.30%, 03/25/67(a)(b)		284	263,333
Ellington Financial Mortgage Trust(a)(b)
Series 2020-1, Class M1, 5.24%, 05/25/65		1,500	1,403,392
Series 2021-2, Class A1, 0.93%, 06/25/66		206	162,782
GCAT Trust, Series 2022-NQM3, Class A1, 4.35%, 04/25/67(a)(b)		1,161	1,097,686

34	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
GMACM Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 3.89%, 06/19/35(a)	USD	93	$83,738
GS Mortgage-Backed Securities Corp. Trust, Series 2022- PJ2, Class A4, 2.50%, 06/25/52(a)(b)		1,081	867,603
GS Mortgage-Backed Securities Trust(a)(b)
Series 2021-PJ2, Class A2, 2.50%, 11/25/51		936	753,299
Series 2021-PJ7, Class A2, 2.50%, 01/25/52		2,440	1,964,987
GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37		83	54,609
Homeward Opportunities Fund Trust, Series 2022-1, Class A1, 5.08%, 07/25/67(b)		1,236	1,190,448
JP Morgan Mortgage Trust
Series 2006-S3, Class 1A12, 6.50%, 08/25/36		42	15,048
Series 2022-DSC1, Class A1, 4.75%, 01/25/63(a)(b)		483	451,481
Series 2022-INV3, Class A3B, 3.00%, 09/25/52(a)(b)		764	640,407
Series 2023-DSC1, Class A1, 4.63%, 07/25/63(a)(b)		342	317,375
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A3, 3.00%, 04/25/52(a)(b)		799	667,525
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 4.08%, 05/25/36(a)		140	102,970
MFA Trust(b)
Series 2021-NQM1, Class M1, 2.31%, 04/25/65(a)		2,750	1,967,423
Series 2023-NQM1, Class A1, 5.75%, 11/25/67		931	912,175
Mill City Mortgage Trust, 6.24%, 12/26/67		2,008	1,985,619
OBX Trust(b)
Series 2022-INC3, Class A1, 3.00%, 02/25/52(a)		702	585,791
Series 2022-NQM9, Class A1A, 6.45%, 09/25/62		541	540,504
Series 2023-NQM1, Class A1, 6.12%, 11/25/62(a)		758	754,109
Onslow Bay Financial LLC, 6.57%, 06/25/63		1,763	1,763,190
PRKCM Trust, 6.48%, 06/25/58		1,744	1,740,886
RCKT Mortgage Trust, Series 2022-2, Class A1, 3.00%, 02/25/52(a)(b)		1,054	885,231
SG Residential Mortgage Trust, Series 2022-2, Class A1, 5.35%, 08/25/62(b)		701	681,713
Spruce Hill Mortgage Loan Trust, Series 2022-SH1, Class A1A, 4.10%, 07/25/57(b)		716	674,770
STAR Trust, Series 2021-1, Class M1, 2.36%, 05/25/65(a)(b)		2,050	1,509,759
Starwood Mortgage Residential Trust, Series 2020-3, Class M1, 3.54%, 04/25/65(a)(b)		2,000	1,609,256
Verus Securitization Trust
6.48%, 06/25/68		1,560	1,559,973
Series 2022-3, Class A1, 4.13%, 02/25/67(b)		3,027	2,764,748
Series 2022-7, Class A1, 5.15%, 07/25/67(b)		1,703	1,637,941
Series 2022-INV2, Class A1, 6.79%, 10/25/67(b)		527	526,923
Series 2023-1, Class A1, 5.85%, 12/25/67(b)		1,042	1,028,657

			53,417,846

Commercial Mortgage-Backed Securities — 4.7%
3650R 2021-PF1 Commercial Mortgage Trust, Series 2021-PF1, Class A5, 2.52%, 11/15/54		1,250	991,087
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class C, 3.72%, 04/14/33(a)(b)		4,170	3,773,870
Bayview Commercial Asset Trust, Series 2007-2A, Class A1, (1-mo. LIBOR US + 0.27%), 5.42%, 07/25/37(a)(b)		673	595,420

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust(a)(b)
Series 2019-XL, Class A, (1-mo. Term SOFR + 1.03%), 6.18%, 10/15/36	USD	1,096	$1,089,350
Series 2021-CIP, Class A, (1-mo. LIBOR US + 0.92%), 6.11%, 12/15/38		605	589,822
Series 2021-SOAR, Class A, (1-mo. LIBOR US + 0.67%), 5.86%, 06/15/38		1,638	1,594,990
Series 2021-XL2, Class A, (1-mo. LIBOR US + 0.69%), 5.88%, 10/15/38		463	449,696
Series 2022-LP2, Class A, (1-mo. Term SOFR + 1.01%), 6.16%, 02/15/39		1,634	1,583,916
BX Trust(a)(b)
Series 2021-LBA, Class AJV, (1-mo. Term SOFR + 0.91%), 6.06%, 02/15/36		1,690	1,638,095
Series 2021-SDMF, Class A, (1-mo. LIBOR US + 0.59%), 5.78%, 09/15/34		199	192,008
Series 2022 VAMF, Class A, (1-mo. Term SOFR + 0.85%), 6.00%, 01/15/39		1,300	1,263,313
Series 2022-GPA, Class A, (1-mo. Term SOFR + 2.17%), 7.31%, 10/15/39		650	648,981
Cantor Commercial Real Estate Lending, Series 2019-CF2, Class A5, 2.87%, 11/15/52		550	459,460
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class A, 4.15%, 01/10/36(b)		700	695,265
Cold Storage Trust, Class A, (1-mo. LIBOR US + 0.90%), 6.09%, 11/15/37(a)(b)		238	233,848
Credit Suisse Mortgage Capital Certificates Trust, Series 2020-FACT, Class D, (1-mo. LIBOR US + 3.71%), 8.90%, 10/15/37(a)(b)		900	830,171
CSMC 2021-BHAR, Series 2021-BHAR, Class C, (1-mo. LIBOR US + 2.00%), 7.19%, 11/15/38(a)(b)		300	292,307
Extended Stay America Trust, Series 2021-ESH, Class D, (1-mo. LIBOR US + 2.25%), 7.44%, 07/15/38(a)(b)		800	777,316
GS Mortgage Securities Corp. Trust, Series 2022-SHIP, Class A, (1-mo. Term SOFR + 0.73%), 5.88%, 08/15/36(a)(b)		700	695,190
GS Mortgage Securities Trust, Series 2019-GC38, Class AAB, 3.84%, 02/10/52		930	880,231
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-ACB, Class A, (30-day Avg SOFR + 1.40%), 6.47%, 03/15/39(a)(b)		1,700	1,663,744
KKR Industrial Portfolio Trust, Series 2021-KDIP, Class A, (1-mo. Term SOFR + 0.66%), 5.81%, 12/15/37(a)(b)		315	309,736
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-1A, Class B, (1-mo. LIBOR US + 1.00%), 6.15%, 04/25/31(a)(b)		396	393,823
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.31%, 04/15/48		1,200	1,138,114
STWD Trust 2021-FLWR, Series 2021-FLWR, Class A, (1-mo. LIBOR US + 0.58%), 5.77%, 07/15/36(a)(b)		1,207	1,170,643
TPGI Trust 2021-DGWD, Series 2021-DGWA, Class A, (1-mo. LIBOR US + 0.70%), 5.89%, 06/15/26(a)(b)		1,033	1,003,805

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
UBS Commercial Mortgage Trust, Series 2019-C18, Class A4, 3.04%, 12/15/52	USD	1,200	$1,028,794
Wells Fargo Commercial Mortgage Trust, Series 2016- LC25, Class A4, 3.64%, 12/15/59		1,700	1,581,024

			27,564,019

Total Non-Agency Mortgage-Backed Securities — 13.7% (Cost: $88,098,654)			80,981,865

Preferred Securities

Capital Trusts — 5.3%(a)

Banks(f) — 2.0%
AIB Group PLC, 5.25%(d)	EUR	200	203,574
Banco Mercantil del Norte SA, 6.75%(b)	USD	200	191,768
Bank of East Asia Ltd., 5.88%(d)		250	227,828
Citigroup, Inc., Series P, 5.95%		70	67,132
Hongkong & Shanghai Banking Corp. Ltd., Series 3H, 5.46%		25	24,851
Industrial & Commercial Bank of China Ltd., 3.20%(d)		250	232,692
ING Groep NV, Series NC10, 4.25%		1,500	997,953
Kasikornbank PCL, 5.28%(d)		300	282,138
Nordea Bank Abp, 6.13%(b)		2,960	2,794,306
PNC Financial Services Group, Inc. 6.25%, 12/31/99(e)		1,705	1,530,664
Series V, 6.20%		205	191,091
Rizal Commercial Banking Corp., 6.50%(d)		200	176,712
U.S. Bancorp, Series J, 5.30%(e)		1,900	1,543,750
Wells Fargo & Co., Series S, 5.90%		3,390	3,343,387

			11,807,846

Capital Markets — 0.4%
Bank of New York Mellon Corp., 4.63%(f)		2,750	2,433,750

Diversified Telecommunication Services — 0.0%
Telefonica Europe BV, 6.14%(d)(f)	EUR	200	210,329

Electric Utilities — 0.5%
Edison International, Series B, 5.00%(f)	USD	115	99,349
EDP - Energias de Portugal SA, 5.94%, 04/23/83(d)	EUR	100	108,030
Electricite de France SA, 3.38%(d)(f)		200	167,124
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79	USD	2,750	2,543,675

			2,918,178

Financial Services(f) — 2.3%
Bank of America Corp., Series FF, 5.88%		3,500	3,206,875
Barclays PLC, 4.38%		310	210,614
HSBC Holdings PLC(e)
6.50%		1,090	981,803
6.00%		435	388,781
JPMorgan Chase & Co., Series FF, 5.00%		2,500	2,442,188
Lloyds Banking Group PLC
8.00%		200	182,730
7.50%		1,750	1,636,513
NatWest Group PLC, 6.00%		1,575	1,456,875
Societe Generale SA, 7.88%(b)		1,000	977,925

Security		Par (000)	Value

Financial Services (continued)
UBS Group AG, 4.88%(b)	USD	2,000	$1,601,100
Woori Bank, 4.25%(d)		250	240,135

			13,325,539

Independent Power and Renewable Electricity Producers(b)(f) — 0.1%
NRG Energy, Inc., 10.25%		325	306,465
Vistra Corp., 7.00%		162	141,345

			447,810

			31,143,452

		Shares

Preferred Stocks — 0.3%(a)(f)

Capital Markets — 0.3%
Morgan Stanley, Series K, 5.90%		66,567	1,564,990

Financial Services — 0.0%
Federal National Mortgage Association, Series S		10,000	23,500

			1,588,490

Trust Preferred — 0.1%

Financial Services — 0.1%
Citigroup Capital XIII, 10/30/40(a)		29,583	841,932

			841,932

Total Preferred Securities — 5.7% (Cost: $36,599,722)			33,573,874

		Par (000)

U.S. Government Sponsored Agency Securities

Agency Obligations — 1.9%
Fannie Mae, 5.63%, 07/15/37(e)	USD	1,600	1,834,159
Fannie Mae Mortgage-Backed Securities, 3.50%, 04/01/53(e)		5,299	4,829,862
Resolution Funding Corp. Principal Strip, 0.00%, 04/15/30(i)		6,055	4,488,992

			11,153,013

Collateralized Mortgage Obligations(e) — 4.9%
Fannie Mae REMICS
Series 2015-47, Class GL, 3.50%, 07/25/45		1,636	1,434,320
Series 2022-25, Class KL, 4.00%, 05/25/52		14,500	13,047,057
Freddie Mac REMICS
Series 4350, Class DY, 4.00%, 06/15/44		1,730	1,620,824
Series 4398, Class ZX, 4.00%, 09/15/54		10,884	9,769,119
Series 4549, Class TZ, 4.00%, 11/15/45		3,150	2,939,965

			28,811,285

Interest Only Collateralized Mortgage Obligations — 0.1%
Fannie Mae REMICS, Series 2012-47, Class NI, 4.50%, 04/25/42		826	148,743

36	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Interest Only Collateralized Mortgage Obligations (continued)
Ginnie Mae(a)
Series 2009-116, Class KS, (1-mo. LIBOR US + 6.47%), 1.31%, 12/16/39	USD	621	$41,961
Series 2011-52, Class NS, (1-mo. LIBOR US + 6.67%), 1.51%, 04/16/41		5,139	318,620

			509,324

Mortgage-Backed Securities — 16.6%
Fannie Mae Mortgage-Backed Securities(e)
4.50%, 07/01/55		2,861	2,814,973
4.00%, 02/01/56 - 04/01/56		3,063	2,936,865
Freddie Mac Mortgage-Backed Securities, 4.50%, 03/01/47(e)		580	573,906
Ginnie Mae Mortgage-Backed Securities, 5.50%, 08/15/33		25	24,949
Uniform Mortgage-Backed Securities(e)
1.50%, 05/01/31		6,788	6,136,391
5.00%, 08/01/34 - 07/13/53(m)		23,043	22,809,634
3.50%, 09/01/34 - 07/13/53(m)		13,214	12,076,721
4.50%, 06/01/37 - 07/13/53(m)		17,143	16,624,657
5.50%, 12/01/37 - 07/13/53(m)		17,939	17,969,819
6.00%, 12/01/38		214	221,981
4.00%, 10/01/49 - 07/13/53(m)		10,483	9,918,674
3.00%, 02/01/52		7,093	6,244,462

			98,353,032

Total U.S. Government Sponsored Agency Securities — 23.5% (Cost: $143,727,586)			138,826,654

U.S. Treasury Obligations
U.S. Treasury Bonds(e)
3.00%, 11/15/44		33,795	28,597,699
2.50%, 02/15/46		57,350	44,143,818
2.75%, 11/15/47		2,000	1,608,672
U.S. Treasury Notes, 3.63%, 05/31/28(e)		5,000	4,890,625

Total U.S. Treasury Obligations — 13.4% (Cost: $97,869,177)			79,240,814

Total Long-Term Investments — 149.5% (Cost: $946,468,028)			882,479,008

Short-Term Securities

U.S. Treasury Obligations — 5.6%
U.S. Treasury Bills, 5.34%, 12/14/23(e)(n)		34,000	33,190,964

Total Short-Term Securities — 5.6% (Cost: $33,195,573)			33,190,964

Total Investments Before TBA Sale Commitments — 155.1% (Cost: $979,663,601)			915,669,972

Security		Par (000)	Value

TBA Sale Commitments(m)

Mortgage-Backed Securities — (2.5)%
Uniform Mortgage-Backed Securities
3.50%, 07/13/53	USD	(5,000)	$(4,556,055)
4.00%, 07/13/53 - 08/14/53		(6,000)	(5,632,734)
4.50%, 07/13/53		(5,000)	(4,807,031)

Total TBA Sale Commitments — (2.5)% (Proceeds: $(15,070,294))			(14,995,820)

Total Investments, Net of TBA Sale Commitments — 152.6% (Cost: $964,593,307)			900,674,152

Liabilities in Excess of Other Assets — (52.6)%			(310,281,299)

Net Assets — 100.0%			$590,392,853

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(f)	Perpetual security with no stated maturity date.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Convertible security.
(i)	Zero-coupon bond.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Non-income producing security.
(l)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)	Represents or includes a TBA transaction.
(n)	Rates are discount rates or a range of discount rates as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Core Bond Trust (BHK)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the six months ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class(a)	$2,477,689	$—	$(2,477,689	)(b)	$—	$—	$—	—	$200,756	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
BNP Paribas SA	4.67	%(b)	02/27/23	Open		$1,810,000	$1,838,864	U.S. Government Sponsored Agency Securities	Open/Demand
BNP Paribas SA	5.20	(b)	02/27/23	Open		18,937,500	19,253,220	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	5.20	(b)	02/27/23	Open		1,597,500	1,623,786	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	5.20	(b)	03/10/23	Open		25,030,812	25,410,474	U.S. Treasury Obligations	Open/Demand
BNP Paribas SA	5.20	(b)	03/28/23	Open		29,486,137	29,872,602	U.S. Treasury Obligations	Open/Demand
Barclays Capital, Inc.	(1.75	)(b)	04/19/23	Open		168,175	167,586	Corporate Bonds	Open/Demand
BNP Paribas SA	5.07	(b)	04/19/23	Open		439,900	444,141	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.10	(b)	04/19/23	Open		358,065	361,538	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	04/19/23	Open		124,603	125,844	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	04/19/23	Open		896,250	905,177	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	04/19/23	Open		488,262	493,126	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	04/19/23	Open		821,677	829,861	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	04/19/23	Open		611,972	618,068	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	04/19/23	Open		972,500	982,186	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	04/19/23	Open		177,187	178,952	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	04/19/23	Open		181,750	183,560	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	04/19/23	Open		160,250	161,846	Corporate Bonds	Open/Demand
BNP Paribas SA	4.93	(b)	04/26/23	Open		948,750	956,767	Corporate Bonds	Open/Demand
BNP Paribas SA	5.20	(b)	05/01/23	Open		207,139	208,848	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	05/01/23	Open		174,150	175,595	Corporate Bonds	Open/Demand
BNP Paribas SA	5.12	(b)	05/05/23	Open		100,200	100,970	Corporate Bonds	Open/Demand
BNP Paribas SA	5.05	(b)	05/10/23	Open		284,500	286,535	Corporate Bonds	Open/Demand
BNP Paribas SA	5.12	(b)	05/10/23	Open		1,311,950	1,321,466	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	05/10/23	Open		278,000	280,060	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	05/10/23	Open		161,714	162,912	Corporate Bonds	Open/Demand
BNP Paribas SA	5.05	(b)	05/18/23	Open		561,094	564,478	Corporate Bonds	Open/Demand
BNP Paribas SA	4.25	(b)	05/30/23	Open		146,377	146,913	Corporate Bonds	Open/Demand
BNP Paribas SA	4.90	(b)	05/30/23	Open		109,828	110,291	Corporate Bonds	Open/Demand
BNP Paribas SA	5.00	(b)	05/30/23	Open		706,640	709,682	Corporate Bonds	Open/Demand
BNP Paribas SA	5.10	(b)	05/30/23	Open		216,056	217,005	Corporate Bonds	Open/Demand
BNP Paribas SA	5.14	(b)	05/30/23	Open		1,572,876	1,579,838	Corporate Bonds	Open/Demand
BNP Paribas SA	5.20	(b)	05/30/23	Open		1,061,415	1,066,168	Capital Trusts	Open/Demand
BNP Paribas SA	5.20	(b)	05/30/23	Open		407,500	409,325	Corporate Bonds	Open/Demand
BNP Paribas SA	5.20	(b)	05/30/23	Open		129,188	129,766	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	05/30/23	Open		1,267,875	1,273,585	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	05/30/23	Open		285,500	286,786	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	05/30/23	Open		84,656	85,038	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	05/30/23	Open		171,375	172,147	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	05/30/23	Open		148,350	149,018	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	05/30/23	Open		269,800	271,015	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	06/01/23	Open		117,338	117,832	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.20	(b)	06/02/23	Open		133,600	134,102	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.20	(b)	06/02/23	Open		287,767	288,848	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	06/05/23	Open		174,945	175,580	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	06/05/23	Open		483,600	485,356	Corporate Bonds	Open/Demand

38	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
BofA Securities, Inc.	0.00%		06/06/23	07/19/23		$304,500	$304,500	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	2.25		06/06/23	07/19/23		413,640	414,260	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	3.25		06/06/23	07/19/23		226,729	227,220	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	3.90		06/06/23	07/19/23		89,063	89,294	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90		06/06/23	07/19/23		497,267	498,892	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90		06/06/23	07/19/23		259,871	260,720	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95		06/06/23	07/19/23		241,931	242,730	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00		06/06/23	07/19/23		284,820	285,769	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.05		06/06/23	07/19/23		138,875	139,343	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.07		06/06/23	07/19/23		133,151	133,601	Foreign Agency Obligations	Up to 30 Days
BofA Securities, Inc.	5.08		06/06/23	07/19/23		131,250	131,695	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10		06/06/23	07/19/23		694,230	696,590	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10		06/06/23	07/19/23		204,543	205,238	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10		06/06/23	07/19/23		75,000	75,255	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10		06/06/23	07/19/23		161,562	162,112	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10		06/06/23	07/19/23		855,461	858,370	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/06/23	07/19/23		131,813	132,265	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/06/23	07/19/23		218,429	219,179	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/06/23	07/19/23		413,070	414,488	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/06/23	07/19/23		190,417	191,071	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/06/23	07/19/23		202,760	203,456	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/06/23	07/19/23		141,250	141,735	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/06/23	07/19/23		319,995	321,094	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/06/23	07/19/23		78,111	78,379	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/06/23	07/19/23		370,982	372,256	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/06/23	07/19/23		98,498	98,836	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/06/23	07/19/23		121,975	122,394	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/06/23	07/19/23		358,530	359,761	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/06/23	07/19/23		297,237	298,258	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/06/23	07/19/23		378,125	379,423	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/06/23	07/19/23		86,538	86,835	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/06/23	07/19/23		232,170	232,967	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/06/23	07/19/23		468,312	469,920	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/06/23	07/19/23		297,876	298,899	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/06/23	07/19/23		148,730	149,241	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/06/23	07/19/23		605,662	607,742	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/06/23	07/19/23		100,625	100,970	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/06/23	07/19/23		1,245,000	1,249,274	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.20		06/06/23	07/19/23		133,133	133,594	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.20		06/06/23	07/19/23		119,925	120,341	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.20		06/06/23	07/19/23		634,147	636,346	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.20		06/06/23	07/19/23		251,066	251,937	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.20		06/06/23	07/19/23		229,046	229,840	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.20		06/06/23	07/19/23		228,386	229,178	Corporate Bonds	Up to 30 Days
Merrill Lynch International	5.15		06/06/23	07/19/23		152,590	153,113	Corporate Bonds	Up to 30 Days
Merrill Lynch International	5.20		06/06/23	07/19/23		181,500	182,129	Foreign Agency Obligations	Up to 30 Days
BofA Securities, Inc.	5.15		06/07/23	07/19/23		184,669	185,276	Corporate Bonds	Up to 30 Days
BNP Paribas SA	5.14	(b)	06/07/23	Open		2,229,000	2,236,320	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.20	(b)	06/07/23	Open		560,000	561,860	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.20	(b)	06/07/23	Open		390,625	391,923	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.20	(b)	06/07/23	Open		2,430,000	2,438,073	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.20	(b)	06/07/23	Open		82,180	82,453	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.20	(b)	06/07/23	Open		470,387	471,950	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.20	(b)	06/07/23	Open		2,741,250	2,750,357	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	06/07/23	Open		139,025	139,490	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.28		06/08/23	07/13/23		4,694,004	4,706,396	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28		06/08/23	07/13/23		5,444,558	5,458,931	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28		06/08/23	07/13/23		1,807,404	1,812,176	U.S. Government Sponsored Agency Securities	Up to 30 Days

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
HSBC Securities (USA), Inc.	5.28%	06/08/23	07/13/23		$2,848,739	$2,856,260	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28	06/08/23	07/13/23		1,124,447	1,127,415	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28	06/08/23	07/13/23		1,317,159	1,320,637	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28	06/08/23	07/13/23		1,714,406	1,718,932	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28	06/08/23	07/13/23		1,364,719	1,368,322	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28	06/08/23	07/13/23		216,197	216,768	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28	06/08/23	07/13/23		263,812	264,508	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28	06/08/23	07/13/23		517,043	518,408	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28	06/08/23	07/13/23		2,060,474	2,065,913	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28	06/08/23	07/13/23		2,165,015	2,170,731	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28	06/08/23	07/13/23		293,871	294,647	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28	06/08/23	07/13/23		352,456	353,386	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28	06/08/23	07/13/23		678,236	680,026	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28	06/08/23	07/13/23		2,743,074	2,750,316	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28	06/08/23	07/13/23		2,028,363	2,033,717	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28	06/08/23	07/13/23		310,326	311,145	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28	06/08/23	07/13/23		831,762	833,958	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28	06/08/23	07/13/23		1,980,611	1,985,839	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28	06/08/23	07/13/23		1,803,961	1,808,724	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28	06/08/23	07/13/23		192,343	192,851	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28	06/08/23	07/13/23		1,807,687	1,812,459	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28	06/08/23	07/13/23		1,820,130	1,824,935	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28	06/08/23	07/13/23		2,107,652	2,113,217	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28	06/08/23	07/13/23		1,864,749	1,869,672	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28	06/08/23	07/13/23		1,673,171	1,677,588	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28	06/08/23	07/13/23		558,955	560,431	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28	06/08/23	07/13/23		6,000,932	6,016,775	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28	06/08/23	07/13/23		1,576,690	1,580,852	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	5.28	06/08/23	07/13/23		1,964,094	1,969,280	U.S. Government Sponsored Agency Securities	Up to 30 Days
BofA Securities, Inc.	5.00	06/08/23	07/19/23		561,094	562,808	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00	06/08/23	07/19/23		157,750	158,232	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.20	06/08/23	07/19/23		1,546,875	1,551,791	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.20	06/08/23	07/19/23		1,137,585	1,141,200	Corporate Bonds	Up to 30 Days

40	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
J.P. Morgan Securities LLC	4.25%		06/08/23	07/21/23		$138,053	$138,411	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.15		06/08/23	07/21/23		90,055	90,338	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.15		06/08/23	07/21/23		248,000	248,781	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.15		06/08/23	07/21/23		253,207	254,004	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.15		06/08/23	07/21/23		111,510	111,861	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.15		06/08/23	07/21/23		192,750	193,357	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.15		06/08/23	07/21/23		88,298	88,575	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.15		06/08/23	07/21/23		125,750	126,146	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.15		06/08/23	07/21/23		596,250	598,127	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.15		06/08/23	07/21/23		84,844	85,111	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.20		06/08/23	07/21/23		712,500	714,764	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.20		06/08/23	07/21/23		1,072,750	1,076,159	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.20		06/08/23	07/21/23		163,505	164,025	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.20		06/08/23	07/21/23		219,725	220,423	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.20		06/08/23	07/21/23		355,781	356,912	Corporate Bonds	Up to 30 Days
Nomura Securities International, Inc.	5.23	(b)	06/08/23	Open		1,093,730	1,097,226	Corporate Bonds	Open/Demand
Cantor Fitzgerald & Co.	5.21		06/13/23	07/13/23		6,091,386	6,107,254	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	5.23		06/15/23	07/17/23		1,605,062	1,608,560	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	5.23		06/15/23	07/17/23		2,884,113	2,890,398	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	5.23		06/15/23	07/17/23		13,088,242	13,101,552	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	5.23		06/15/23	07/17/23		1,437,811	1,440,945	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	5.23		06/15/23	07/17/23		9,610,476	9,620,249	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.19	(b)	06/15/23	Open		161,425	161,774	Corporate Bonds	Open/Demand
BNP Paribas SA	5.19	(b)	06/15/23	Open		148,215	148,536	Corporate Bonds	Open/Demand
BofA Securities, Inc.	3.00		06/16/23	07/19/23		280,350	280,607	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00		06/16/23	07/19/23		53,918	54,000	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00		06/16/23	07/19/23		203,770	204,081	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/16/23	07/19/23		427,229	427,901	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/16/23	07/19/23		430,000	430,677	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/16/23	07/19/23		578,250	579,160	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.20		06/16/23	07/19/23		534,625	535,474	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.20		06/16/23	07/19/23		449,375	450,089	Corporate Bonds	Up to 30 Days
Nomura Securities International, Inc.	5.10	(b)	06/16/23	Open		4,937,500	4,947,930	U.S. Treasury Obligations	Open/Demand
Barclays Capital, Inc.	(3.75)		06/21/23	07/18/23		62,700	62,733	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.50		06/21/23	07/18/23		310,000	310,349	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.50		06/21/23	07/18/23		38,160	38,203	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.20		06/21/23	07/18/23		166,750	166,967	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	5.20		06/21/23	07/18/23		165,500	165,715	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	5.20		06/21/23	07/18/23		773,750	774,756	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.20		06/21/23	07/18/23		1,020,312	1,021,639	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.20		06/21/23	07/18/23		1,233,750	1,235,354	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.20		06/21/23	07/18/23		194,462	194,715	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	5.20		06/21/23	07/18/23		935,000	936,215	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.20		06/21/23	07/18/23		1,106,875	1,108,314	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.20		06/21/23	07/18/23		921,050	922,247	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	5.20		06/21/23	07/18/23		1,273,125	1,274,780	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.20		06/21/23	07/18/23		3,625,000	3,629,712	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.20		06/21/23	07/18/23		105,053	105,189	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	5.20		06/21/23	07/19/23		232,242	232,544	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	1.00	(b)	06/21/23	Open		155,689	155,728	Corporate Bonds	Open/Demand
BNP Paribas SA	5.14	(b)	06/21/23	Open		82,158	82,263	Corporate Bonds	Open/Demand
BNP Paribas SA	5.14	(b)	06/21/23	Open		141,514	141,696	Corporate Bonds	Open/Demand
BNP Paribas SA	5.17	(b)	06/21/23	Open		806,250	807,292	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	06/21/23	Open		83,543	83,652	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	06/21/23	Open		343,159	343,607	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	06/21/23	Open		111,388	111,533	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
Nomura Securities International, Inc.	5.23	%(b)	06/21/23	Open		$127,613	$127,779	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	06/21/23	Open		618,395	619,204	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	06/21/23	Open		197,625	197,883	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.23	(b)	06/21/23	Open		5,312,500	5,319,446	Corporate Bonds	Open/Demand
BNP Paribas SA	5.12	(b)	06/22/23	Open		1,122,000	1,123,277	Corporate Bonds	Open/Demand
BNP Paribas SA	5.16	(b)	06/22/23	Open		364,999	365,417	Corporate Bonds	Open/Demand
BNP Paribas SA	5.16	(b)	06/22/23	Open		258,100	258,396	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.12	(b)	06/23/23	Open		33,170,400	33,205,761	U.S. Treasury Obligations	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/23/23	Open		4,249,250	4,254,198	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/23/23	Open		3,920,000	3,924,565	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	06/26/23	Open		152,000	152,132	Corporate Bonds	Open/Demand
BofA Securities, Inc.	4.45		06/27/23	07/19/23		272,500	272,601	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.07		06/27/23	07/19/23		517,435	517,654	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.20		06/27/23	07/19/23		163,735	163,806	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.25		06/27/23	07/21/23		107,250	107,288	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.25		06/27/23	07/21/23		171,925	171,986	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.75		06/27/23	07/21/23		156,750	156,812	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00		06/27/23	07/21/23		139,000	139,058	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.05		06/27/23	07/21/23		138,500	138,558	Foreign Agency Obligations	Up to 30 Days
J.P. Morgan Securities LLC	5.05		06/27/23	07/21/23		354,375	354,524	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.10		06/27/23	07/21/23		64,000	64,027	Foreign Agency Obligations	Up to 30 Days
J.P. Morgan Securities LLC	5.15		06/27/23	07/21/23		162,500	162,570	Foreign Agency Obligations	Up to 30 Days
J.P. Morgan Securities LLC	5.15		06/27/23	07/21/23		192,644	192,726	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.25		06/27/23	07/21/23		192,465	192,549	Corporate Bonds	Up to 30 Days
Nomura Securities International, Inc.	5.23	(b)	06/27/23	Open		182,250	182,329	Corporate Bonds	Open/Demand
BofA Securities, Inc.	3.00		06/28/23	07/19/23		172,727	172,756	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	3.50		06/28/23	07/19/23		158,847	158,878	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.20		06/28/23	07/19/23		379,186	379,296	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.20		06/28/23	07/19/23		826,250	826,489	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.20		06/28/23	07/19/23		1,308,625	1,309,003	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	5.20		06/28/23	07/19/23		807,500	807,733	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/28/23	07/19/23		697,744	697,947	Corporate Bonds	Up to 30 Days
TD Securities (USA) LLC	5.24	(b)	06/29/23	Open		2,508,750	2,509,115	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/30/23	Open		6,000,437	6,001,311	Foreign Agency Obligations	Open/Demand

						$303,494,156	$305,139,899

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Ultra Long Treasury Note	418	09/20/23	$49,546	$(532,745)
Ultra U.S. Treasury Bond	507	09/20/23	69,063	710,915
5-Year U.S. Treasury Note	106	09/29/23	11,357	(83,436)

				94,734

Short Contracts
10-Year Japanese Government Treasury Bonds	19	09/12/23	19,560	(86,634)
10-Year U.S. Treasury Note	801	09/20/23	89,962	1,538,409
2-Year U.S. Treasury Note	16	09/29/23	3,254	45,905

				1,497,680

				$1,592,414

42	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Core Bond Trust (BHK)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	119,131	CAD	157,000	Natwest Markets PLC	09/20/23	$476
USD	5,553,830	EUR	5,061,000	BNP Paribas SA	09/20/23	10,149
USD	193,626	GBP	151,000	BNP Paribas SA	09/20/23	1,815
USD	220,028	JPY	30,687,000	The Bank of New York Mellon	09/20/23	4,810

						17,250

USD	370,403	EUR	342,243	State Street Bank and Trust Co.	09/14/23	(4,366)
JPY	30,687,807	USD	217,685	Toronto-Dominion Bank	09/20/23	(2,461)
USD	107,572	EUR	100,000	Morgan Stanley & Co. International PLC	09/20/23	(1,965)
USD	113,579	EUR	105,000	Royal Bank of Canada	09/20/23	(1,436)
USD	3,265	EUR	3,000	State Street Bank and Trust Co.	09/20/23	(21)
USD	36,842	EUR	34,000	State Street Bank and Trust Co.	09/20/23	(401)
USD	124,430	GBP	99,000	Bank of America N.A.	09/20/23	(1,327)
USD	122,789	GBP	97,000	State Street Bank and Trust Co.	09/20/23	(427)

						(12,404)

						$4,846

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.40.V1	5.00%	Quarterly	06/20/28	USD	4,550	$(135,298)	$4,432	$(139,730)
CDX.NA.IG.40.V1	1.00	Quarterly	06/20/28	USD	26,090	(399,747)	(173,054)	(226,693)

						$(535,045)	$(168,622)	$(366,423)

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day SOFR, 1.09%	Annual	3.53%	Annual	N/A	11/10/52	USD	3,200	$173,852	$98	$173,754
1-Day SOFR, 1.09%	Annual	3.06%	Annual	N/A	11/28/52	USD	2,000	(69,168)	62	(69,230)
1-Day SOFR, 1.09%	Annual	3.05%	Annual	N/A	12/01/52	USD	1,500	(53,451)	46	(53,497)

								$51,233	$206	$51,027

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Casino, Guichard-Perrachon S.A.	5.00%	Quarterly	BNP Paribas SA	12/20/23	CC	EUR	4	$(564)	$(4,296)	$3,732
Thyssenkrupp AG	1.00	Quarterly	Bank of America N.A.	12/20/23	BB	EUR	10	(4,082)	(3,017)	(1,065)
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B	EUR	10	(21)	162	(183)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Bank of America N.A.	06/20/26	BB-	EUR	10	(1,359,816)	(878,550)	(481,266)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Credit Suisse International	12/20/26	BB-	EUR	5	1,934	740	1,194
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Credit Suisse International	12/20/26	BB-	EUR	25	1,198	635	563
K&S AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/26	BBB-	EUR	10	406	317	89
CMA CGM SA	5.00	Quarterly	Credit Suisse International	06/20/27	NR	EUR	20	(108)	766	(874)
Ladbrokes Coral Group Ltd.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB	EUR	10	557	720	(163)
Ladbrokes Coral Group Ltd.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB	EUR	30	(1,383)	(1,178)	(205)
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	CCC+	EUR	5	(811)	(677)	(134)
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC+	EUR	3	(1,348)	(1,143)	(205)
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC+	EUR	9	(1,003)	(842)	(161)
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/27	CCC+	EUR	3	(635)	(969)	334

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Core Bond Trust (BHK)

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Adler Real Estate AG	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC+	EUR	6	$(661)	$(566)	$(95)
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	CCC+	EUR	4	(2,278)	(1,900)	(378)
United Group B.V.	5.00	Quarterly	Bank of America N.A.	12/20/27	B	EUR	14	(4,028)	(199)	(3,829)
United Group B.V.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	B	EUR	6	(189)	(898)	709
Casino, Guichard-Perrachon S.A.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	CC	EUR	4	21	(98)	119
K&S AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/28	BBB-	EUR	3	123	(261)	384
CMBX.NA.15	3.00	Monthly	Morgan Stanley & Co. International PLC	11/15/64	N/R	USD	4,710	(1,338)	(1,906)	568

								$(1,374,026)	$(893,160)	$(480,866)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$4,638	$(173,054)	$173,754	$(489,150)
OTC Swaps	3,340	(896,500)	7,692	(488,558)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$2,295,229	$—	$2,295,229
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	17,250	—	—	17,250
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	—	—	—	—	173,754	—	173,754
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	11,032	—	—	—	—	11,032

	$—	$11,032	$—	$17,250	$2,468,983	$—	$2,497,265

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$702,815	$—	$702,815
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	12,404	—	—	12,404

44	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Core Bond Trust (BHK)

Derivative Financial Instruments Categorized by Risk Exposure (continued)

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$366,423	$—	$—	$122,727	$—	$489,150
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	1,385,058	—	—	—	—	1,385,058

	$—	$1,751,481	$—	$12,404	$825,542	$—	$2,589,427

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(2,455,995)	$—	$(2,455,995)
Forward foreign currency exchange contracts	—	—	—	(12,942)	—	—	(12,942)
Swaps	—	(1,023,785)	—	—	5,753,983	—	4,730,198

	$—	$(1,023,785)	$—	$(12,942)	$3,297,988	$—	$2,261,261

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$1,483,328	$—	$1,483,328
Forward foreign currency exchange contracts	—	—	—	16,441	—	—	16,441
Swaps	—	50,697	—	—	(5,425,960)	—	(5,375,263)

	$—	$50,697	$—	$16,441	$(3,942,632)	$—	$(3,875,494)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$146,021,894
Average notional value of contracts — short	$140,497,505
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$6,904,644
Average amounts sold — in USD	$322,964
Credit default swaps:
Average notional value — buy protection	$30,395,000
Average notional value — sell protection	$4,932,891
Interest rate swaps:
Average notional value — pays fixed rate	$—	(a)
Average notional value — receives fixed rate	$6,700,000

(a)	Derivative not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Core Bond Trust (BHK)

Derivative Financial Instruments — Offsetting as of Period End

The Trust’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$816,484	$160,404
Forward foreign currency exchange contracts	17,250	12,404
Swaps — centrally cleared	—	11,407
Swaps — OTC(a)	11,032	1,385,058

Total derivative assets and liabilities in the Statements of Assets and Liabilities	844,766	1,569,273

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(816,484)	(171,811)

Total derivative assets and liabilities subject to an MNA	$28,282	$1,397,462

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

The following table presents the Trust’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the Trust:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)(c)
BNP Paribas SA	$15,696	$(4,296)	$—	$—	$11,400
Citibank N.A.	334	(334)	—	—	—
Credit Suisse International	3,898	(874)	—	—	3,024
JPMorgan Chase Bank N.A.	2,116	(2,116)	—	—	—
Morgan Stanley & Co. International PLC	952	(952)	—	—	—
Natwest Markets PLC	476	—	—	—	476
The Bank of New York Mellon	4,810	—	—	—	4,810

	$28,282	$(8,572)	$—	$—	$19,710

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged (d)	Net Amount of Derivative Liabilities	(b)(e)
Bank of America N.A.	$1,370,064	$—	$—	$—	$1,370,064
Barclays Bank PLC	2,351	—	—	(2,351)	—
BNP Paribas SA	4,296	(4,296)	—	—	—
Citibank N.A.	969	(334)	—	—	635
Credit Suisse International	874	(874)	—	—	—
JPMorgan Chase Bank N.A.	3,386	(2,116)	—	—	1,270
Morgan Stanley & Co. International PLC	6,410	(952)	—	(5,458)	—
Royal Bank of Canada	1,436	—	—	—	1,436
State Street Bank and Trust Co.	5,215	—	—	—	5,215
Toronto-Dominion Bank	2,461	—	—	—	2,461

	$1,397,462	$(8,572)	$—	$(7,809)	$1,381,081

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(e)	Net amount represents the net amount payable due to counterparty in the event of default.

46	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Core Bond Trust (BHK)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$93,953,868	$682,824	$94,636,692
Corporate Bonds
Aerospace & Defense	—	15,837,016	—	15,837,016
Automobile Components	—	4,195,030	—	4,195,030
Automobiles	—	6,007,117	—	6,007,117
Banks	—	7,480,370	—	7,480,370
Beverages	—	10,251,664	—	10,251,664
Biotechnology	—	3,642,985	—	3,642,985
Broadline Retail	—	1,386,394	—	1,386,394
Building Materials	—	3,309,275	—	3,309,275
Building Products	—	7,132,459	—	7,132,459
Capital Markets	—	8,497,193	—	8,497,193
Chemicals	—	5,629,051	—	5,629,051
Commercial Services & Supplies	—	4,879,606	—	4,879,606
Communications Equipment	—	1,282,164	—	1,282,164
Construction & Engineering	—	3,834,363	—	3,834,363
Construction Materials	—	286,588	—	286,588
Consumer Discretionary	—	6,645,805	—	6,645,805
Consumer Finance	—	5,570,819	—	5,570,819
Consumer Staples Distribution & Retail	—	3,081,175	—	3,081,175
Containers & Packaging	—	2,420,894	—	2,420,894
Diversified Consumer Services	—	4,543,053	—	4,543,053
Diversified REITs	—	10,892,113	—	10,892,113
Diversified Telecommunication Services	—	13,054,890	—	13,054,890
Education	—	635,661	—	635,661
Electric Utilities	—	27,818,258	—	27,818,258
Electrical Equipment	—	1,167,035	—	1,167,035
Electronic Equipment, Instruments & Components	—	2,331,324	—	2,331,324
Energy Equipment & Services	—	2,648,349	—	2,648,349
Environmental, Maintenance & Security Service	—	1,963,284	—	1,963,284
Financial Services	—	28,138,256	—	28,138,256
Food Products	—	2,338,578	—	2,338,578
Gas Utilities	—	179,895	—	179,895
Ground Transportation	—	6,747,611	—	6,747,611
Health Care Equipment & Supplies	—	2,927,349	—	2,927,349
Health Care Providers & Services	—	11,237,998	—	11,237,998
Health Care Technology	—	1,437,745	—	1,437,745
Hotels, Restaurants & Leisure	—	9,556,626	1,864,288	11,420,914
Household Durables	—	784,826	—	784,826
Household Products	—	120,838	—	120,838
Independent Power and Renewable Electricity Producers	—	1,647,898	—	1,647,898
Industrial Conglomerates	—	2,369,075	—	2,369,075
Insurance	—	13,961,009	—	13,961,009
Interactive Media & Services	—	537,846	—	537,846
Internet Software & Services	—	2,832,751	—	2,832,751
IT Services	—	5,529,425	—	5,529,425
Leisure Products	—	296,972	—	296,972
Machinery	—	3,412,014	—	3,412,014
Marine Transportation	—	116,747	—	116,747
Media	—	28,151,985	—	28,151,985
Metals & Mining	—	6,822,534	—	6,822,534
Multi-Utilities	—	2,776,570	—	2,776,570
Offshore Drilling & Other Services	—	1,286,536	—	1,286,536
Oil, Gas & Consumable Fuels	87,028	43,356,230	1,390,995	44,834,253

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Core Bond Trust (BHK)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Passenger Airlines	$—	$7,462,837	$—	$7,462,837
Pharmaceuticals	—	9,471,007	—	9,471,007
Real Estate	—	62,478	—	62,478
Real Estate Management & Development	—	1,529,802	640,063	2,169,865
Semiconductors & Semiconductor Equipment	—	5,861,196	—	5,861,196
Software	—	11,634,663	—	11,634,663
Specialized REITs	—	698,870	—	698,870
Specialty Retail	—	683,121	—	683,121
Technology Hardware, Storage & Peripherals	—	4,173,685	—	4,173,685
Textiles, Apparel & Luxury Goods	—	274,379	—	274,379
Tobacco	—	4,980,096	—	4,980,096
Transportation Infrastructure	—	2,197,379	—	2,197,379
Wireless Telecommunication Services	—	6,652,591	—	6,652,591
Floating Rate Loan Interests	—	19,684,044	615,865	20,299,909
Foreign Agency Obligations	—	11,665,144	—	11,665,144
Municipal Bonds	—	20,598,329	—	20,598,329
Non-Agency Mortgage-Backed Securities	—	80,981,865	—	80,981,865
Preferred Securities
Capital Trusts	—	31,143,452	—	31,143,452
Preferred Stocks
Capital Markets	1,564,990	—	—	1,564,990
Financial Services	—	23,500	—	23,500
Trust Preferred	841,932	—	—	841,932
U.S. Government Sponsored Agency Securities	—	138,826,654	—	138,826,654
U.S. Treasury Obligations	—	79,240,814	—	79,240,814
Short-Term Securities
U.S. Treasury Obligations	—	33,190,964	—	33,190,964
Unfunded Floating Rate Loan Interests(a)	—	719	—	719
Liabilities
Investments
TBA Sale Commitments	—	(14,995,820)	—	(14,995,820)

	$2,493,950	$892,986,886	$5,194,035	$900,674,871

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$7,692	$—	$7,692
Foreign Currency Exchange Contracts	—	17,250	—	17,250
Interest Rate Contracts	2,295,229	173,754	—	2,468,983
Liabilities
Credit Contracts	—	(854,981)	—	(854,981)
Foreign Currency Exchange Contracts	—	(12,404)	—	(12,404)
Interest Rate Contracts	(702,815)	(122,727)	—	(825,542)

	$1,592,414	$(791,416)	$—	$800,998

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $305,139,899 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total
Assets
Opening balance, as of December 31, 2022	$1,619,981	$4,333,458	$135,835	$477,212	$6,566,486
Transfers into Level 3	—	—	360,622	—	360,622
Transfers out of Level 3	(726,572)	—	(58,455)	(477,212)	(1,262,239)

48	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Core Bond Trust (BHK)

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total
Accrued discounts/premiums	$(20,953)	$—	$581	$—	$(20,372)
Net realized gain (loss)	1,395	—	26	—	1,421
Net change in unrealized appreciation (depreciation)(a)(b)	33,329	(377,959)	5,452	—	(339,178)
Purchases	—	—	173,252	—	173,252
Sales	(224,356)	(60,153)	(1,448)	—	(285,957)

Closing balance, as of June 30, 2023	$682,824	$3,895,346	$615,865	$—	$5,194,035

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2023(b)	$33,329	$(377,959)	$5,452	$—	$(339,178)

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	49

Consolidated Schedule of Investments (unaudited) June 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class B, (3-mo. LIBOR US + 1.80%), 7.12%, 05/15/30(a)(b)	USD	500	$483,147
BlueMountain Fuji Eur CLO IV DAC, Series 4X, Class ER, (3-mo. EURIBOR + 6.21%), 9.63%, 02/25/34(a)(c)	EUR	100	98,199
Contego CLO VIII DAC, Series 8X, Class ER, (3-mo. EURIBOR + 6.06%), 9.32%, 01/25/34(a)(c)		100	97,092
CVC Cordatus Loan Fund XXII DAC, Series 22X, Class D, (3-mo. EURIBOR + 3.15%), 6.68%, 12/15/34(a)(c)		100	97,302
Galaxy XXVIII CLO Ltd., Series 2018-28A, Class C, (3-mo. LIBOR US + 1.95%), 7.21%, 07/15/31(a)(b)	USD	250	238,252
Greene King Finance PLC(a)
Series B1, (3-mo. LIBOR GBP + 1.92%), 6.80%, 12/15/34	GBP	100	93,679
Series B2, (1-day SONIA + 2.20%), 6.63%, 03/15/36(c)		100	93,949
Margay CLO I DAC, (3-mo. EURIBOR + 6.40%), 9.95%, 07/15/36	EUR	100	108,303
Neuberger Berman Loan Advisers Euro CLO 2 DAC, Series 2021-2X, Class E, (3-mo. EURIBOR + 6.06%), 9.24%, 04/15/34(a)(c)		100	98,372
Palmer Square European CLO DAC, (3-mo. EURIBOR + 6.20%), 10.05%, 07/15/36		100	107,788
Rockfield Park CLO DAC, Series 1X, Class D, (3-mo. EURIBOR + 5.95%), 9.13%, 07/16/34(a)(c)		100	97,337
Unique Pub Finance Co. PLC, Series N, 6.46%, 03/30/32(c)	GBP	89	108,299

Total Asset-Backed Securities — 0.1% (Cost: $1,888,621)			1,721,719

		Shares

Common Stocks

Capital Markets — 0.0%
ARDAGH MP USA INC, (Acquired 08/02/21, Cost: $1,599,352)(d)		162,646	611,549

Chemicals — 0.1%
Element Solutions, Inc.(e)		37,305	716,256

Electrical Equipment — 0.0%
SunPower Corp.(f)		1,025	10,045

Energy Equipment & Services — 0.0%
Nine Energy Service, Inc.(f)		2,390	9,154

Financial Services — 0.0%
Block, Inc.(f)		4,614	307,154
UCI International Remainco LLC(g)		109,729	1

			307,155

Ground Transportation — 0.0%
Uber Technologies, Inc.(f)		14,860	641,506

Security		Shares	Value

Hotels, Restaurants & Leisure — 0.1%
Carnival Corp.(f)		54,231	$1,021,170

IT Services — 0.0%
Twilio, Inc., Class A(f)		2,522	160,450

Metals & Mining — 0.2%
Constellium SE(f)		138,993	2,390,679

Oil, Gas & Consumable Fuels — 0.0%
Kcad Holdings I Ltd.(g)		2,223,465,984	22,235

Pharmaceuticals — 0.1%
Catalent, Inc.(f)		19,494	845,260

Real Estate Management & Development — 0.0%
ADLER Group SA(b)(f)		8,254	4,976
ADLER Group SA		3,728	2,152

			7,128

Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd.(f)		128	3,604

Software — 0.1%
Informatica, Inc., Class A(f)		62,173	1,150,200

Total Common Stocks — 0.6% (Cost: $32,788,118)			7,896,391

		Par (000)

Corporate Bonds

Aerospace & Defense — 6.3%
Bombardier, Inc.(b)
7.50%, 03/15/25	USD	166	166,285
7.13%, 06/15/26		6,036	5,995,334
7.88%, 04/15/27		4,116	4,105,403
6.00%, 02/15/28		3,089	2,919,426
7.50%, 02/01/29		4,951	4,893,296
7.45%, 05/01/34		434	494,760
F-Brasile SpA/F-Brasile U.S. LLC, Series XR,
7.38%, 08/15/26(b)		2,695	2,438,975
Rolls-Royce PLC(b)
3.63%, 10/14/25		4,941	4,667,911
5.75%, 10/15/27		1,584	1,548,763
Spirit AeroSystems, Inc.(b)
7.50%, 04/15/25		126	124,502
9.38%, 11/30/29		3,295	3,527,544
TransDigm, Inc.
6.25%, 03/15/26(b)		32,149	31,991,881
6.38%, 06/15/26		417	411,582
7.50%, 03/15/27		2,638	2,641,746
6.75%, 08/15/28(b)		13,672	13,723,817
Triumph Group, Inc., 9.00%, 03/15/28(b)		4,764	4,864,230

			84,515,455

Air Freight & Logistics — 0.1%
XPO, Inc., 6.25%, 06/01/28(b)		758	745,286

Automobile Components — 2.6%
Adient Global Holdings Ltd., 3.50%, 08/15/24(c)	EUR	15	15,979
Clarios Global LP, 6.75%, 05/15/25(b)	USD	1,456	1,456,891
Clarios Global LP/Clarios U.S. Finance Co. 4.38%, 05/15/26(c)	EUR	1,777	1,845,204

50	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Automobile Components (continued)
Clarios Global LP/Clarios U.S. Finance Co. (continued)
6.25%, 05/15/26(b)	USD	6,305	$6,264,398
8.50%, 05/15/27(b)		13,945	13,967,814
6.75%, 05/15/28		7,569	7,542,526
Dana Financing Luxembourg SARL, 8.50%, 07/15/31(c)	EUR	200	225,115
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(b)	USD	1,030	938,293
Dometic Group AB, 3.00%, 05/08/26(c)	EUR	100	101,536
Forvia, 2.75%, 02/15/27(c)		167	164,826
Goodyear Tire & Rubber Co.
9.50%, 05/31/25	USD	1,085	1,109,491
5.00%, 07/15/29		520	468,903
5.63%, 04/30/33		311	270,747
IHO Verwaltungs GmbH, (8.75% Cash or 9.50% PIK), 8.75%, 05/15/28(c)(h)	EUR	116	130,468
Titan International, Inc., 7.00%, 04/30/28	USD	348	325,361
ZF Finance GmbH(c)
5.75%, 08/03/26	EUR	200	218,750
2.00%, 05/06/27		200	189,596
2.75%, 05/25/27		100	97,111

			35,333,009

Automobiles — 2.2%
Asbury Automotive Group, Inc., 5.00%, 02/15/32(b)	USD	1,694	1,474,957
Constellation Automotive Financing PLC, 4.88%, 07/15/27(c)	GBP	100	97,155
Ford Motor Co.
3.25%, 02/12/32	USD	2,054	1,615,850
6.10%, 08/19/32		3,623	3,511,252
Ford Motor Credit Co. LLC
3.81%, 01/09/24		713	702,839
4.54%, 03/06/25	GBP	200	240,792
5.13%, 06/16/25	USD	263	255,775
4.13%, 08/04/25		2,166	2,054,238
4.39%, 01/08/26		507	479,826
6.86%, 06/05/26	GBP	108	133,664
4.95%, 05/28/27	USD	640	603,704
4.87%, 08/03/27	EUR	175	187,179
6.80%, 05/12/28	USD	7,889	7,896,234
6.13%, 05/15/28	EUR	100	111,781
5.11%, 05/03/29	USD	200	185,482
7.35%, 03/06/30		4,545	4,641,545
3.63%, 06/17/31		200	163,925
Ken Garff Automotive LLC, 4.88%, 09/15/28(b)		680	598,075
LCM Investments Holdings II LLC, 4.88%, 05/01/29(b)		1,552	1,328,110
Lithia Motors, Inc., 3.88%, 06/01/29(b)		721	626,445
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		975	774,170
RCI Banque SA, (5-year EUR Swap + 2.85%), 2.63%, 02/18/30(a)(c)	EUR	600	607,631
Wabash National Corp., 4.50%, 10/15/28(b)	USD	1,072	929,551

			29,220,180

Banks — 0.7%
Banco BPM SpA (3-mo. EURIBOR + 2.80%), 6.00%, 06/14/28	EUR	175	189,630

Security		Par (000)	Value

Banks (continued)
Banco BPM SpA (continued)
(5-year EUR Swap + 4.67%), 4.25%, 10/01/29(a)(c)	EUR	250	$264,625
Banco de Sabadell SA(a)(c)
(1-year EUR Swap + 2.40%), 5.25%, 02/07/29		100	106,803
(5-year EUR Swap + 2.95%), 2.50%, 04/15/31		100	95,344
Banco Espirito Santo SA(f)(i)
4.75%, 01/15/18		1,900	476,855
4.00%, 01/21/19		1,100	276,074
Bank of Ireland Group PLC, (5-year EUR Swap + 7.92%), 7.50%(a)(c)(j)		200	213,618
Citigroup, Inc., (1-day SOFR + 2.66%), 6.17%, 05/25/34	USD	2,175	2,193,949
Commerzbank AG, (5-year EUR Swap + 6.36%), 6.13%(a)(c)(j)	EUR	400	397,197
First-Citizens Bank & Trust Co., 6.00%, 04/01/36	USD	3,261	2,925,589
Intesa Sanpaolo SpA
5.71%, 01/15/26(b)		400	380,812
5.15%, 06/10/30(c)	GBP	125	127,906
(1-year CMT + 2.60%), 4.20%, 06/01/32(a)(b)	USD	855	637,221
(1-year CMT + 2.75%), 4.95%, 06/01/42(a)(b)		630	414,904
Macquarie Bank Ltd., 6.80%, 01/18/33(b)		623	625,111

			9,325,638

Beverages — 3.4%
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(b)(h)		3,679	2,980,762
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.00%, 06/15/27(b)		2,141	2,103,242
3.25%, 09/01/28(b)		1,708	1,467,117
3.00%, 09/01/29(c)	EUR	464	375,981
4.00%, 09/01/29(b)	USD	10,956	8,677,084
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 04/30/25(b)		200	195,619
2.13%, 08/15/26(c)	EUR	1,239	1,200,030
4.13%, 08/15/26(b)	USD	1,200	1,117,724
4.75%, 07/15/27(c)	GBP	100	100,517
5.25%, 08/15/27(b)	USD	868	735,266
Ball Corp., 6.00%, 06/15/29		1,028	1,020,290
Canpack SA/Canpack U.S. LLC, 3.13%, 11/01/25(b)		584	532,900
Crown European Holdings SA, 3.38%, 05/15/25(c)	EUR	100	106,796
Mauser Packaging Solutions Holding Co.(b)
7.88%, 08/15/26	USD	15,705	15,603,050
9.25%, 04/15/27		557	514,112
OI European Group BV, 6.25%, 05/15/28(c)	EUR	100	111,416
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/27(b)	USD	211	208,927
Trivium Packaging Finance BV
5.50%, 08/15/26(b)		3,921	3,764,765
8.50%, 08/15/27(b)		5,459	5,254,925
(3-mo. EURIBOR + 3.75%), 7.07%, 08/15/26(a)(c)	EUR	100	107,210

			46,177,733

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	51

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Biotechnology(c) — 0.0%
Cidron Aida Finco SARL
5.00%, 04/01/28	EUR	163	$160,771
6.25%, 04/01/28	GBP	133	146,825
Grifols Escrow Issuer SA, 3.88%, 10/15/28	EUR	100	93,161

			400,757

Broadline Retail — 0.0%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(b)	USD	697	648,761

Building Materials — 2.2%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(b)		1,004	948,774
Emerald Debt Merger Sub LLC
6.38%, 12/15/30(c)	EUR	100	108,711
6.63%, 12/15/30(b)	USD	13,876	13,754,585
HT Troplast GmbH, 9.25%, 07/15/25(c)	EUR	100	110,678
Jeld-Wen, Inc.(b)
6.25%, 05/15/25	USD	852	859,455
4.63%, 12/15/25		930	900,938
New Enterprise Stone & Lime Co., Inc.(b)
5.25%, 07/15/28		435	395,863
9.75%, 07/15/28		640	617,395
PCF GmbH, 4.75%, 04/15/26(c)	EUR	100	83,641
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(b)	USD	4,882	4,603,940
Standard Industries, Inc.
2.25%, 11/21/26(c)	EUR	511	494,300
5.00%, 02/15/27(b)		128	121,990
4.75%, 01/15/28(b)	USD	100	93,125
4.38%, 07/15/30(b)		2,772	2,400,821
3.38%, 01/15/31(b)		4,471	3,599,348

			29,093,564

Building Products(b) — 1.7%
Advanced Drainage Systems, Inc.
5.00%, 09/30/27		547	517,689
6.38%, 06/15/30		4,547	4,498,211
Beacon Roofing Supply, Inc., 4.13%, 05/15/29		552	488,520
Foundation Building Materials, Inc., 6.00%, 03/01/29		440	367,400
GYP Holdings III Corp., 4.63%, 05/01/29		2,104	1,851,520
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26		386	364,695
SRS Distribution, Inc.
4.63%, 07/01/28		1,999	1,784,657
6.13%, 07/01/29		1,746	1,507,902
6.00%, 12/01/29		3,566	3,077,636
White Cap Buyer LLC, 6.88%, 10/15/28		6,735	6,103,594
White Cap Parent LLC, (8.25% Cash or 9.00% PIK), 8.25%, 03/15/26(h)		2,051	1,964,714

			22,526,538

Capital Markets — 2.2%
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(b)		708	725,674
Blackstone Holdings Finance Co. LLC, 6.20%, 04/22/33(b)		1,774	1,811,951
Blackstone Private Credit Fund
7.05%, 09/29/25		432	430,880
3.25%, 03/15/27		590	509,831
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29(b)		1,129	989,589

Security		Par (000)	Value

Capital Markets (continued)
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32	USD	1,733	$1,399,248
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/26		308	280,315
5.25%, 05/15/27		3,545	3,057,207
4.38%, 02/01/29		3,191	2,507,169
Lehman Brothers Holdings, Inc.
5.38%, 10/17/12	EUR	350	1,604
1.00%, 05/17/13	USD	1,535	2,302
4.75%, 01/16/14	EUR	1,890	8,662
1.00%, 02/05/14		3,950	18,103
1.00%, 12/31/49	USD	430	645
Morgan Stanley, (5-year CMT + 2.43%), 5.95%, 01/19/38(a)		505	498,456
NFP Corp.(b)
6.88%, 08/15/28		7,807	6,776,634
7.50%, 10/01/30		4,085	3,955,119
Northern Trust Corp., 6.13%, 11/02/32		1,435	1,487,726
Owl Rock Capital Corp.
3.75%, 07/22/25		1,102	1,021,156
3.40%, 07/15/26		785	695,327
Owl Rock Core Income Corp.
5.50%, 03/21/25		873	840,069
3.13%, 09/23/26		540	465,318
7.75%, 09/16/27(b)		1,852	1,842,626

			29,325,611

Chemicals — 3.1%
Avient Corp., 7.13%, 08/01/30(b)		440	445,026
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25(c)	EUR	242	258,800
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)	USD	2,011	1,711,864
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(b)		2,464	2,322,438
Chemours Co.(b)
5.75%, 11/15/28		855	785,651
4.63%, 11/15/29		462	390,443
Element Solutions, Inc., 3.88%, 09/01/28(b)		7,277	6,348,281
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(c)	EUR	100	96,758
HB Fuller Co., 4.25%, 10/15/28	USD	606	539,364
Herens Holdco SARL, 4.75%, 05/15/28(b)		4,049	3,137,975
Herens Midco SARL, 5.25%, 05/15/29(c)	EUR	102	63,665
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)	USD	1,557	1,356,707
INEOS Finance PLC, 6.63%, 05/15/28(c)	EUR	100	107,020
INEOS Quattro Finance 2 PLC, 2.50%, 01/15/26(c)		215	209,613
Ingevity Corp., 3.88%, 11/01/28(b)	USD	494	421,761
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(h)		1,348	889,680
Kronos International, Inc., 3.75%, 09/15/25(c)	EUR	100	99,161
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(b)	USD	725	605,519
Minerals Technologies, Inc., 5.00%, 07/01/28(b)		878	798,980
NOVA Chemicals Corp., 4.88%, 06/01/24(b)		456	445,503
Olympus Water U.S. Holding Corp.
9.63%, 11/15/28(c)	EUR	179	187,512
9.75%, 11/15/28(b)	USD	3,576	3,487,673

52	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
SCIL IV LLC/SCIL USA Holdings LLC
5.38%, 11/01/26(b)	USD	1,495	$1,362,904
9.50%, 07/15/28	EUR	100	107,885
(3-mo. EURIBOR + 4.38%), 7.63%, 11/01/26(a)(c)		100	106,474
Scotts Miracle-Gro Co., 4.38%, 02/01/32	USD	1,734	1,365,323
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)		3,950	3,138,788
Synthomer PLC, 3.88%, 07/01/25(c)	EUR	133	133,914
WESCO Distribution, Inc.(b)
7.13%, 06/15/25	USD	1,940	1,960,438
7.25%, 06/15/28		2,820	2,876,558
WR Grace Holdings LLC(b)
4.88%, 06/15/27		733	679,807
5.63%, 08/15/29		5,346	4,379,978
7.38%, 03/01/31		1,068	1,046,620

			41,868,083

Commercial Services & Supplies — 3.1%
ADT Security Corp.(b)
4.13%, 08/01/29		1,619	1,398,411
4.88%, 07/15/32		339	289,845
Albion Financing 1 SARL/Aggreko Holdings, Inc.,
6.13%, 10/15/26(b)		940	883,600
APX Group, Inc.(b)
6.75%, 02/15/27		1,620	1,587,568
5.75%, 07/15/29		1,478	1,282,760
BCP V Modular Services Finance II PLC(c)
4.75%, 11/30/28	EUR	200	185,450
6.13%, 11/30/28	GBP	100	104,775
Cablevision Lightpath LLC, 3.88%, 09/15/27(b)	USD	866	725,275
EC Finance PLC, 3.00%, 10/15/26(c)	EUR	109	110,674
Fortress Transportation and Infrastructure Investors LLC(b)
6.50%, 10/01/25	USD	3,129	3,082,577
9.75%, 08/01/27		1,544	1,594,599
5.50%, 05/01/28		3,594	3,288,521
Garda World Security Corp., 9.50%, 11/01/27(b)		328	316,879
Herc Holdings, Inc., 5.50%, 07/15/27(b)		4,178	4,003,139
Hertz Corp.(b)
4.63%, 12/01/26		666	601,065
5.00%, 12/01/29		476	393,478
Inter Media and Communication SpA, 6.75%, 02/09/27(c)	EUR	200	210,850
LABL, Inc., 9.50%, 11/01/28(b)	USD	2,391	2,432,570
Metis Merger Sub LLC, 6.50%, 05/15/29(b)		763	658,167
NESCO Holdings II, Inc., 5.50%, 04/15/29(b)		1,353	1,210,935
Paprec Holding SA, 3.50%, 07/01/28(c)	EUR	100	96,194
Prime Security Services Borrower LLC/Prime Finance, Inc.(b)
5.75%, 04/15/26	USD	1,037	1,017,948
6.25%, 01/15/28		3,124	2,926,568
Q-Park Holding I BV, 1.50%, 03/01/25(c)	EUR	100	104,394
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)	USD	2,072	1,610,980
United Rentals North America, Inc., 6.00%, 12/15/29(b)		8,933	8,911,030
Verisure Holding AB(c)
3.88%, 07/15/26	EUR	140	143,213
9.25%, 10/15/27		100	115,940

Security		Par (000)	Value

Commercial Services & Supplies (continued)

Verisure Holding AB(c) (continued)
7.13%, 02/01/28	EUR	100	$109,284
Williams Scotsman International, Inc.(b)
6.13%, 06/15/25	USD	1,652	1,639,743
4.63%, 08/15/28		1,196	1,093,226

			42,129,658

Communications Equipment(b) — 1.0%
CommScope Technologies LLC, 6.00%, 06/15/25		3,219	3,000,331
CommScope, Inc.
6.00%, 03/01/26		4,383	4,084,839
8.25%, 03/01/27		1,785	1,427,969
4.75%, 09/01/29		1,804	1,422,275
Viasat, Inc.
5.63%, 09/15/25		2,321	2,249,026
5.63%, 04/15/27		837	781,473
Viavi Solutions, Inc., 3.75%, 10/01/29		1,269	1,078,274

			14,044,187

Construction Materials(b) — 0.3%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/29		1,630	1,391,475
BCPE Empire Holdings, Inc., 7.63%, 05/01/27		1,897	1,764,218
H&E Equipment Services, Inc., 3.88%, 12/15/28		358	309,950
Resideo Funding, Inc., 4.00%, 09/01/29		290	240,584
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28		412	415,263

			4,121,490

Consumer Discretionary — 4.0%
APi Group DE, Inc., 4.75%, 10/15/29(b)		1,283	1,155,470
Carnival Corp.
10.13%, 02/01/26(c)	EUR	201	229,969
10.50%, 02/01/26(b)	USD	3,051	3,207,251
7.63%, 03/01/26(b)		842	824,654
5.75%, 03/01/27(b)		5,401	4,972,107
9.88%, 08/01/27(b)		1,240	1,291,626
6.00%, 05/01/29(b)		2,706	2,416,010
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(b)		10,283	11,246,811
CoreLogic, Inc., 4.50%, 05/01/28(b)		1,332	1,073,925
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc., 5.00%, 02/01/26(b)		561	504,900
Life Time, Inc.(b)
5.75%, 01/15/26		1,652	1,609,928
8.00%, 04/15/26		1,262	1,246,075
Lindblad Expeditions LLC, 6.75%, 02/15/27(b)		1,551	1,477,327
NCL Corp. Ltd.(b)
5.88%, 03/15/26		2,002	1,872,998
8.38%, 02/01/28		719	751,315
7.75%, 02/15/29		1,692	1,607,078
NCL Finance Ltd., 6.13%, 03/15/28(b)		849	764,116
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(b)		1,612	1,479,836
Royal Caribbean Cruises Ltd.(b)
11.50%, 06/01/25		521	552,781
4.25%, 07/01/26		462	424,093
5.50%, 08/31/26		258	244,613
5.38%, 07/15/27		868	811,627
11.63%, 08/15/27		860	935,198
5.50%, 04/01/28		2,640	2,461,905
8.25%, 01/15/29		923	969,150

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	53

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Consumer Discretionary (continued)
Royal Caribbean Cruises Ltd.(b) (continued)
9.25%, 01/15/29	USD	1,695	$1,805,873
7.25%, 01/15/30		1,455	1,473,688
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26(c)	EUR	88	93,945
TUI Cruises GmbH, 6.50%, 05/15/26(c)		100	100,390
Viking Cruises Ltd.(b)
5.88%, 09/15/27	USD	1,436	1,319,856
9.13%, 07/15/31		3,191	3,222,910
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)		886	810,690

			52,958,115

Consumer Finance — 3.6%
American Express Co., (5-year CMT + 2.85%), 3.55%(a)(j)		4,020	3,336,600
Block, Inc.
2.75%, 06/01/26		3,632	3,306,910
3.50%, 06/01/31		8,304	6,877,556
Capital One Financial Corp.(a)
(1-day SOFR + 2.64%), 6.31%, 06/08/29		725	720,116
(1-day SOFR + 2.86%), 6.38%, 06/08/34		520	516,274
Discover Financial Services, 6.70%, 11/29/32		445	458,454
Encore Capital Group, Inc., 5.38%, 02/15/26(c)	GBP	100	110,934
Ford Motor Credit Co. LLC, 7.20%, 06/10/30	USD	3,760	3,794,630
Global Payments, Inc.
3.20%, 08/15/29		671	583,223
5.40%, 08/15/32		2,892	2,818,071
5.95%, 08/15/52		1,413	1,352,027
Iron Mountain U.K. PLC, 3.88%, 11/15/25(c)	GBP	100	118,375
Navient Corp.
5.88%, 10/25/24	USD	1,965	1,931,131
9.38%, 07/25/30		805	800,693
Nexi SpA, 0.00%, 02/24/28(c)(k)(l)	EUR	200	164,144
OneMain Finance Corp.
6.88%, 03/15/25	USD	1,060	1,049,539
7.13%, 03/15/26		809	794,836
6.63%, 01/15/28		3,592	3,388,226
5.38%, 11/15/29		705	599,354
Sabre Global, Inc.(b)
9.25%, 04/15/25		152	141,755
7.38%, 09/01/25		1,829	1,623,439
Shift4 Payments LLC/Shift4 Payments Finance
Sub, Inc., 4.63%, 11/01/26(b)		3,237	3,035,562
SLM Corp., 3.13%, 11/02/26		930	804,450
Verscend Escrow Corp., 9.75%, 08/15/26(b)		10,288	10,319,811

			48,646,110

Consumer Staples Distribution & Retail — 1.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
4.63%, 01/15/27		373	353,419
5.88%, 02/15/28		1,328	1,290,471
6.50%, 02/15/28		4,762	4,769,905
3.50%, 03/15/29		449	388,672
4.88%, 02/15/30		801	739,499
Bellis Acquisition Co. PLC(c)
3.25%, 02/16/26	GBP	100	106,046
4.50%, 02/16/26		328	356,242
Darling Ingredients, Inc., 6.00%, 06/15/30(b)	USD	1,415	1,381,966

Security		Par (000)	Value

Consumer Staples Distribution & Retail (continued)
Lamb Weston Holdings, Inc.(b)
4.88%, 05/15/28	USD	100	$95,774
4.13%, 01/31/30		205	183,211
4.38%, 01/31/32		744	664,597
Performance Food Group, Inc.(b)
5.50%, 10/15/27		2,744	2,643,935
4.25%, 08/01/29		86	76,567
Picard Groupe SAS, 3.88%, 07/01/26(c)	EUR	112	111,826
Post Holdings, Inc.(b)
5.50%, 12/15/29	USD	937	864,635
4.50%, 09/15/31		141	120,419
Premier Foods Finance PLC, 3.50%, 10/15/26(c)	GBP	100	110,627
U.S. Foods, Inc.(b)
6.25%, 04/15/25	USD	841	840,651
4.75%, 02/15/29		224	205,083
4.63%, 06/01/30		149	133,540
United Natural Foods, Inc., 6.75%, 10/15/28(b)		454	376,311

			15,813,396

Containers & Packaging — 1.0%
Clydesdale Acquisition Holdings, Inc.(b)
6.63%, 04/15/29		4,060	3,872,017
8.75%, 04/15/30		3,713	3,277,554
Crown European Holdings SA, 5.00%, 05/15/28	EUR	100	110,075
Fiber Bidco SpA, 11.00%, 10/25/27(c)		100	116,540
Graphic Packaging International LLC
4.75%, 07/15/27(b)	USD	574	545,739
3.50%, 03/15/28(b)		35	31,298
2.63%, 02/01/29(c)	EUR	556	531,616
Kleopatra Finco SARL, 4.25%, 03/01/26(c)		100	90,984
LABL, Inc., 5.88%, 11/01/28(b)	USD	1,085	986,786
OI European Group BV, 6.25%, 05/15/28	EUR	620	690,777
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/31	USD	1,256	1,271,700
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28(b)		903	896,343
Trident TPI Holdings, Inc., 12.75%, 12/31/28		565	585,905

			13,007,334

Diversified Consumer Services — 3.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)
6.63%, 07/15/26		11,899	11,291,477
9.75%, 07/15/27		3,520	3,111,516
6.00%, 06/01/29		7,236	5,339,483
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28(b)		5,681	4,791,069
4.88%, 06/01/28(c)	GBP	100	98,425
Cedacri Mergeco SpA, (3-mo. EURIBOR + 5.50%), 8.88%, 05/15/28	EUR	100	104,755
Clarivate Science Holdings Corp.(b)
3.88%, 07/01/28	USD	6,415	5,686,550
4.88%, 07/01/29		4,846	4,298,914
Garda World Security Corp.(b)
4.63%, 02/15/27		595	544,426
7.75%, 02/15/28		2,744	2,723,752
Graham Holdings Co., 5.75%, 06/01/26(b)		705	690,900
Macquarie Airfinance Holdings Ltd., 8.38%, 05/01/28		579	587,071

54	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Consumer Services (continued)
Rekeep SpA, 7.25%, 02/01/26(c)	EUR	100	$102,004
Sotheby’s, 7.38%, 10/15/27(b)	USD	5,001	4,497,862

			43,868,204

Diversified REITs — 1.5%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)		866	729,300
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)		590	432,825
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26(b)		1,021	915,064
Iron Mountain, Inc., 5.63%, 07/15/32(b)		3,252	2,909,173
MPT Operating Partnership LP/MPT Finance Corp.
2.55%, 12/05/23	GBP	556	678,668
4.63%, 08/01/29	USD	4,629	3,499,339
3.50%, 03/15/31		87	59,945
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27		1,591	1,481,221
7.25%, 07/15/28		1,748	1,765,882
4.50%, 02/15/29(b)		5,411	4,788,735
RLJ Lodging Trust LP, 4.00%, 09/15/29(b)		1,279	1,071,145
Service Properties Trust, 7.50%, 09/15/25		524	514,566
VICI Properties LP, 4.95%, 02/15/30		1,185	1,111,625
VICI Properties LP/VICI Note Co., Inc., 3.88%, 02/15/29(b)		241	211,493

			20,168,981

Diversified Telecommunication Services — 2.5%
British Telecommunications PLC, (5-year UK Government Bond + 3.82%), 8.38%, 12/20/83	GBP	150	187,008
Level 3 Financing, Inc.(b)
3.40%, 03/01/27	USD	7,197	6,106,654
10.50%, 05/15/30		6,143	6,232,891
Lumen Technologies, Inc., 4.00%, 02/15/27(b)		5,093	3,795,355
SoftBank Group Corp.(c)
2.13%, 07/06/24	EUR	249	261,520
4.75%, 07/30/25		100	106,954
3.88%, 07/06/32		200	165,044
Telecom Italia Capital SA
6.38%, 11/15/33	USD	1,453	1,232,595
6.00%, 09/30/34		2,290	1,846,778
7.20%, 07/18/36		196	168,470
7.72%, 06/04/38		185	163,579
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	83	94,538
Telecom Italia SpA
5.30%, 05/30/24(b)	USD	322	312,970
2.75%, 04/15/25(c)	EUR	139	142,955
3.00%, 09/30/25(c)		100	102,736
1.63%, 01/18/29(c)		143	119,387
Telecom Italia SpA/Milano, 6.88%, 02/15/28(c)		218	236,526
Zayo Group Holdings, Inc.(b)
4.00%, 03/01/27	USD	12,949	9,145,286
6.13%, 03/01/28		5,556	3,471,769

			33,893,015

Electric Utilities — 0.6%
Edison International, Series A, (5-year CMT + 4.70%), 5.38%(a)(j)		2,200	1,922,580
EDP - Energias de Portugal SA(a)(c)
(5-year EUR Swap + 1.84%), 1.70%, 07/20/80	EUR	100	99,545

Security		Par (000)	Value

Electric Utilities (continued)
EDP - Energias de Portugal SA(a)(c) (continued)
(5-year EUR Swap + 2.38%), 1.88%, 08/02/81	EUR	200	$191,578
Electricite de France SA, (5-year CMT + 5.41%), 9.13%(a)(b)(j)	USD	774	793,721
Enel SpA, (5-year EURIBOR ICE Swap + 3.49%), 6.38%(a)(c)(j)	EUR	100	109,787
Pacific Gas and Electric Co.
6.10%, 01/15/29	USD	1,285	1,264,328
6.40%, 06/15/33		1,890	1,879,654
6.75%, 01/15/53		885	873,402
Palomino Funding Trust I, 7.23%, 05/17/28(b)		682	682,336

			7,816,931

Electrical Equipment(b) — 0.6%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26		2,205	2,169,730
GrafTech Finance, Inc., 4.63%, 12/15/28		532	432,262
Regal Rexnord Corp.
6.05%, 02/15/26		460	460,584
6.05%, 04/15/28		3,214	3,190,562
6.30%, 02/15/30		1,055	1,051,877
6.40%, 04/15/33		1,095	1,094,077

			8,399,092

Electronic Equipment, Instruments & Components — 0.5%
BWX Technologies, Inc., 4.13%, 06/30/28(b)		1,495	1,363,962
CDW LLC/CDW Finance Corp., 3.25%, 02/15/29		1,306	1,119,025
Imola Merger Corp., 4.75%, 05/15/29(b)		107	93,058
Vertiv Group Corp., 4.13%, 11/15/28(b)		5,085	4,581,451

			7,157,496

Energy Equipment & Services — 1.4%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27		3,608	3,463,680
6.25%, 04/01/28		801	752,027
Enerflex Ltd., 9.00%, 10/15/27(b)		1,227	1,193,834
Nine Energy Service, Inc., 13.00%, 02/01/28		478	419,791
Noble Finance II LLC, 8.00%, 04/15/30		1,765	1,794,440
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26		3,626	3,552,009
6.88%, 09/01/27		1,338	1,277,649
Valaris Ltd., 8.38%, 04/30/30		2,924	2,933,825
Vallourec SA, 8.50%, 06/30/26(c)	EUR	138	150,444
Weatherford International Ltd.(b)
6.50%, 09/15/28	USD	728	731,130
8.63%, 04/30/30		1,785	1,812,207

			18,081,036

Entertainment — 0.1%
Allwyn Entertainment Financing U.K. PLC
7.88%, 04/30/29(b)		800	812,312
7.25%, 04/30/30(c)	EUR	100	110,620

			922,932

Environmental, Maintenance & Security Service — 1.5%
Clean Harbors, Inc., 6.38%, 02/01/31(b)	USD	1,231	1,238,706
Covanta Holding Corp.
4.88%, 12/01/29(b)		2,689	2,325,985
5.00%, 09/01/30		520	441,025
GFL Environmental, Inc.(b)
3.75%, 08/01/25		964	917,119
5.13%, 12/15/26		218	210,324
4.00%, 08/01/28		3,809	3,405,441

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	55

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Environmental, Maintenance & Security Service (continued)
GFL Environmental, Inc.(b) (continued)
3.50%, 09/01/28	USD	280	$249,196
4.75%, 06/15/29		2,070	1,891,176
4.38%, 08/15/29		3,161	2,814,388
Tervita Corp., 11.00%, 12/01/25(b)		415	440,257
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		6,819	6,321,198

			20,254,815

Financial Services — 2.0%
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 05/01/28(b)		2,432	1,882,334
Bank of America Corp., (1-day SOFR + 1.99%), 6.20%, 11/10/28(a)		1,563	1,606,528
Barclays PLC, 5.20%, 05/12/26		800	771,798
Enact Holdings, Inc., 6.50%, 08/15/25(b)		2,158	2,119,861
Garfunkelux Holdco 3 SA, 6.75%, 11/01/25(c)	EUR	100	79,658
GGAM Finance Ltd.(b)
7.75%, 05/15/26	USD	237	237,889
8.00%, 06/15/28		237	237,121
Global Aircraft Leasing Co. Ltd.(b)(h)
(6.50% Cash or 7.25% PIK), 6.50%, 09/15/24		708	644,926
Series 2021, (6.50% Cash or 7.25% PIK), 7.25%, 09/15/24		1,563	1,430,385
Home Point Capital, Inc., 5.00%, 02/01/26(b)		4,175	3,743,240
HSBC Holdings PLC, (1-day SOFR + 3.35%), 7.39%, 11/03/28(a)		1,270	1,340,337
Intrum AB, 4.88%, 08/15/25(c)	EUR	100	90,098
ION Trading Technologies SARL, 5.75%, 05/15/28(b)	USD	1,268	1,094,550
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 08/15/28(b)		1,679	1,376,468
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(b)
5.25%, 10/01/25		241	227,574
4.75%, 06/15/29		1,196	973,348
Lloyds Banking Group PLC, (5-year EURIBOR ICE Swap + 5.29%), 4.95%(a)(c)(j)	EUR	200	198,577
Nationstar Mortgage Holdings, Inc.(b)
6.00%, 01/15/27	USD	85	79,074
5.75%, 11/15/31		1,420	1,166,452
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/26(b)		6,248	5,529,480
Spectrum Brands, Inc., 5.50%, 07/15/30(b)		996	908,850
UBS Group AG(a)
(1-year EURIBOR ICE Swap + 4.95%), 7.75%, 03/01/29(c)	EUR	112	135,289
(5-year CMT + 3.31%), 4.38%(b)(j)	USD	950	669,218
UniCredit SpA, (5-year EUR Swap + 2.80%), 2.73%, 01/15/32(a)(c)	EUR	200	190,349

			26,733,404

Food Products — 1.4%
Aramark International Finance SARL, 3.13%, 04/01/25(c)		582	608,945
Aramark Services, Inc.(b)
5.00%, 04/01/25	USD	338	333,048
6.38%, 05/01/25		1,513	1,511,605
5.00%, 02/01/28		5,051	4,760,769
Chobani LLC/Chobani Finance Corp., Inc.(b)
7.50%, 04/15/25		6,490	6,457,623

Security		Par (000)	Value

Food Products (continued)
Chobani LLC/Chobani Finance Corp., Inc.(b) (continued)
4.63%, 11/15/28	USD	3,990	$3,630,900
Darling Global Finance BV, 3.63%, 05/15/26(c)	EUR	457	486,212
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(b)	USD	512	410,222
Tereos Finance Groupe I SA, 7.25%, 04/15/28(c)	EUR	100	110,915

			18,310,239

Gas Utilities — 0.1%
Howard Midstream Energy Partners LLC, 8.88%, 07/15/28	USD	1,391	1,397,955
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)		537	449,549

			1,847,504

Health Care Equipment & Supplies — 0.7%
Avantor Funding, Inc.
2.63%, 11/01/25(c)	EUR	527	550,946
3.88%, 07/15/28(c)		100	99,779
4.63%, 07/15/28(b)	USD	2,380	2,206,076
3.88%, 11/01/29(b)		6,485	5,677,802
Embecta Corp., 6.75%, 02/15/30(b)		376	336,957
Garden Spinco Corp., 8.63%, 07/20/30(b)		963	1,034,985

			9,906,545

Health Care Providers & Services — 3.5%
Acadia Healthcare Co., Inc.(b)
5.50%, 07/01/28		286	273,516
5.00%, 04/15/29		146	134,627
AdaptHealth LLC, 6.13%, 08/01/28(b)		1,120	970,172
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		1,951	1,682,211
Cano Health LLC, 6.25%, 10/01/28(b)		484	302,500
Centene Corp., 2.63%, 08/01/31		5	3,984
CHS/Community Health Systems, Inc.(b)
6.00%, 01/15/29		2,656	2,234,360
5.25%, 05/15/30		3,975	3,131,216
4.75%, 02/15/31		1,945	1,469,999
Encompass Health Corp.
4.50%, 02/01/28		2,223	2,068,176
4.75%, 02/01/30		251	228,536
4.63%, 04/01/31		1,228	1,088,574
HealthEquity, Inc., 4.50%, 10/01/29(b)		3,489	3,074,966
IQVIA, Inc., 6.50%, 05/15/30(b)		1,412	1,425,941
Legacy LifePoint Health LLC(b)
6.75%, 04/15/25		1,553	1,442,457
4.38%, 02/15/27		664	513,780
Medline Borrower LP(b)
3.88%, 04/01/29		1,055	916,862
5.25%, 10/01/29		5,836	5,063,892
ModivCare, Inc., 5.88%, 11/15/25(b)		1,322	1,224,358
Molina Healthcare, Inc.(b)
4.38%, 06/15/28		294	271,024
3.88%, 05/15/32		149	124,914
Surgery Center Holdings, Inc.(b)
6.75%, 07/01/25		997	993,448
10.00%, 04/15/27		1,948	1,991,830
Teleflex, Inc., 4.63%, 11/15/27		80	75,400
Tenet Healthcare Corp.
4.88%, 01/01/26		3,460	3,370,003

56	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
Tenet Healthcare Corp. (continued)
6.25%, 02/01/27	USD	2,018	$1,997,352
5.13%, 11/01/27		140	133,655
6.13%, 10/01/28		596	573,769
6.13%, 06/15/30		3,898	3,842,259
6.75%, 05/15/31		6,830	6,846,637

			47,470,418

Health Care Technology — 1.0%
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)		9,684	8,150,443
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27(b)		727	666,941
2.38%, 03/01/28(c)	EUR	100	87,717
3.13%, 02/15/29(b)	USD	2,537	2,062,758
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)		1,036	1,060,833
IQVIA, Inc.
1.75%, 03/15/26(c)	EUR	330	332,639
5.00%, 10/15/26(b)	USD	1,054	1,017,713
2.25%, 03/15/29(c)	EUR	100	93,167

			13,472,211

Hotels, Restaurants & Leisure — 6.4%
Accor SA, (5-year EUR Swap + 4.56%), 4.38%(a)(c)(j)		200	214,490
Boyne USA, Inc., 4.75%, 05/15/29(b)	USD	1,752	1,578,830
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b) 3.88%, 01/15/28		495	452,516
4.38%, 01/15/28		1,545	1,426,303
4.00%, 10/15/30		416	356,026
Caesars Entertainment, Inc.(b)
6.25%, 07/01/25		8,780	8,739,342
8.13%, 07/01/27		8,705	8,909,298
4.63%, 10/15/29		3,544	3,094,658
7.00%, 02/15/30		6,747	6,775,607
CCM Merger, Inc., 6.38%, 05/01/26(b)		485	470,450
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(b)		526	489,610
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27		406	386,010
6.50%, 10/01/28		293	285,737
Churchill Downs, Inc.
5.50%, 04/01/27(b)		850	817,217
4.75%, 01/15/28(b)		4,469	4,144,555
6.75%, 05/01/31		10,340	10,223,675
Cirsa Finance International SARL, 4.75%, 05/22/25(c)	EUR	147	157,766
Codere Finance 2 Luxembourg SA(c)(h)
(2.00% Cash or 10.75% PIK), 12.75%, 11/30/27		59	19,576
(8.00% Cash and 3.00% PIK), 11.00%, 09/30/26		132	115,654
CPUK Finance Ltd., 4.50%, 08/28/27(c)	GBP	100	108,172
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)
4.63%, 01/15/29	USD	1,524	1,337,310
6.75%, 01/15/30		318	270,630
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28(b)		1,133	1,115,680

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Hilton Domestic Operating Co., Inc. (continued)
3.75%, 05/01/29(b)	USD	544	$482,861
4.88%, 01/15/30		1,860	1,734,301
4.00%, 05/01/31(b)		1,094	950,118
3.63%, 02/15/32(b)		484	403,529
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27		240	232,820
IRB Holding Corp., 7.00%, 06/15/25(b)		794	797,970
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28		1,313	1,332,207
Lottomatica SpA/Roma(c) 6.25%, 07/15/25	EUR	249	275,785
(3-mo. EURIBOR + 4.13%), 7.59%, 06/01/28(a)		195	213,582
Melco Resorts Finance Ltd.(b)
4.88%, 06/06/25	USD	1,071	1,010,970
5.75%, 07/21/28		600	524,625
5.38%, 12/04/29		3,257	2,682,954
Merlin Entertainments Ltd., 5.75%, 06/15/26(b)		1,386	1,335,748
MGM China Holdings Ltd.(b)
5.25%, 06/18/25		600	575,280
5.88%, 05/15/26		200	190,432
4.75%, 02/01/27		440	396,550
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)		1,247	1,101,161
Motion Bondco DAC, 6.63%, 11/15/27(b)		450	411,937
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/29(b)		1,188	899,851
Raptor Acquisition Corp./Raptor Co.-Issuer LLC, 4.88%, 11/01/26(b)		973	917,052
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 03/01/30(b)		378	332,640
Scientific Games International, Inc.(b)
8.63%, 07/01/25		1,054	1,076,396
7.00%, 05/15/28		706	702,231
7.25%, 11/15/29		241	241,301
Six Flags Entertainment Corp., 7.25%, 05/15/31(b)		2,309	2,248,851
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(b)		1,358	1,364,786
Station Casinos LLC, 4.63%, 12/01/31(b)		3,720	3,134,100
Stonegate Pub Co. Financing PLC, 8.00%, 07/13/25(c)	GBP	159	182,969
Vail Resorts, Inc., 6.25%, 05/15/25(b)	USD	811	811,969
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)		1,353	1,281,633
Wynn Macau Ltd.(b)
5.50%, 01/15/26		400	370,750
5.63%, 08/26/28		3,847	3,318,037
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
5.13%, 10/01/29		1,884	1,688,428
7.13%, 02/15/31		1,419	1,410,403

			86,123,339

Household Durables — 1.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
6.63%, 01/15/28		406	388,063
4.63%, 08/01/29		547	466,170

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	57

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Household Durables (continued)
Ashton Woods USA LLC/Ashton Woods Finance Co.(b) (continued)
4.63%, 04/01/30	USD	636	$542,890
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b)
5.00%, 06/15/29		1,154	924,041
4.88%, 02/15/30		1,424	1,117,110
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(b)		1,328	1,229,313
Installed Building Products, Inc., 5.75%, 02/01/28(b)		723	680,947
K Hovnanian Enterprises, Inc., 7.75%, 02/15/26(b)		1,136	1,113,280
KB Home, 7.25%, 07/15/30		328	332,133
Mattamy Group Corp., 4.63%, 03/01/30(b)		1,582	1,367,630
NCR Corp., 5.13%, 04/15/29(b)		2,760	2,443,319
SWF Escrow Issuer Corp., 6.50%, 10/01/29(b)		1,738	1,042,849
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(b)		1,431	1,405,514
Tempur Sealy International, Inc.(b)
4.00%, 04/15/29		19	16,448
3.88%, 10/15/31		1,724	1,404,462

			14,474,169

Household Products — 0.0%
Central Garden & Pet Co.
5.13%, 02/01/28		280	263,042
4.13%, 10/15/30		349	292,356

			555,398

Independent Power and Renewable Electricity Producers — 0.4%
Calpine Corp.(b)
5.25%, 06/01/26		136	131,335
5.13%, 03/15/28		300	267,721
4.63%, 02/01/29		2,297	1,937,938
Clearway Energy Operating LLC(b)
4.75%, 03/15/28		133	122,708
3.75%, 01/15/32		89	72,438
Cullinan Holdco Scsp, 4.63%, 10/15/26(c)	EUR	100	92,082
NRG Energy, Inc.
5.75%, 01/15/28	USD	234	221,750
7.00%, 03/15/33(b)		980	988,119
Talen Energy Supply LLC, 8.63%, 06/01/30		716	741,060
TransAlta Corp., 7.75%, 11/15/29		590	607,405

			5,182,556

Industrial Conglomerates — 0.1%
Emerald Debt Merger Sub LLC, 6.38%, 12/15/30	EUR	840	913,171

Insurance — 3.4%
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/29(b)	USD	706	611,266
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(b)
4.25%, 10/15/27		2,522	2,263,225
6.75%, 10/15/27		12,437	11,690,780
6.75%, 04/15/28		3,067	3,041,662
5.88%, 11/01/29		6,180	5,376,106
AmWINS Group, Inc., 4.88%, 06/30/29(b)		1,494	1,349,057
Ardonagh Midco 2 PLC, (11.50% Cash or 12.75% PIK), 11.50%, 01/15/27(b)(h)		284	261,431
Galaxy Bidco Ltd., 6.50%, 07/31/26(c)	GBP	100	115,227

Security		Par (000)	Value

Insurance (continued)
GTCR AP Finance, Inc., 8.00%, 05/15/27(b)	USD	1,586	$1,554,664
HUB International Ltd.(b)
7.00%, 05/01/26		6,921	6,902,694
7.25%, 06/15/30		7,599	7,846,727
Jones Deslauriers Insurance Management, Inc.(b)
8.50%, 03/15/30		2,698	2,752,527
10.50%, 12/15/30		1,397	1,401,300
Liberty Mutual Group, Inc., (5-year EUR Swap + 3.70%), 3.63%, 05/23/59(a)(c)	EUR	100	103,391
Ryan Specialty Group LLC, 4.38%, 02/01/30(b)	USD	168	148,714

			45,418,771

Interactive Media & Services — 0.1%
Cablevision Lightpath LLC, 5.63%, 09/15/28(b)		1,201	889,704
iliad SA(c)
5.38%, 06/14/27	EUR	100	107,581
5.63%, 02/15/30		100	105,465
United Group BV, 4.00%, 11/15/27(c)		100	89,226

			1,191,976

Internet Software & Services — 1.7%
ANGI Group LLC, 3.88%, 08/15/28(b)	USD	869	709,544
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 03/01/29(b)		298	255,339
Match Group Holdings II LLC(b)
4.63%, 06/01/28		2,149	1,974,071
5.63%, 02/15/29		2,261	2,119,934
4.13%, 08/01/30		872	746,868
3.63%, 10/01/31		464	381,380
Uber Technologies, Inc.
7.50%, 05/15/25(b)		2,820	2,853,727
0.00%, 12/15/25(k)(l)		1,757	1,602,431
8.00%, 11/01/26(b)		2,453	2,499,882
7.50%, 09/15/27(b)		2,568	2,626,687
6.25%, 01/15/28(b)		1,356	1,349,301
4.50%, 08/15/29(b)		5,966	5,491,095

			22,610,259

IT Services — 2.3%
Ahead DB Holdings LLC, 6.63%, 05/01/28(b)		886	720,557
Atos SE, 2.50%, 11/07/28(c)	EUR	100	80,274
Banff Merger Sub, Inc., 8.38%, 09/01/26(c)		100	104,438
Booz Allen Hamilton, Inc., 4.00%, 07/01/29(b)	USD	2,334	2,090,673
CA Magnum Holdings, 5.38%, 10/31/26(b)		2,652	2,368,660
Camelot Finance SA, 4.50%, 11/01/26(b)		334	314,641
Dun & Bradstreet Corp., 5.00%, 12/15/29(b)		5,191	4,577,061
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28(c)	EUR	100	109,456
Gartner, Inc., 4.50%, 07/01/28(b)	USD	105	98,092
KBR, Inc., 4.75%, 09/30/28(b)		1,071	971,959
La Financiere Atalian SASU, 5.13%, 05/15/25(c)	EUR	100	74,872
McAfee Corp., 7.38%, 02/15/30(b)	USD	7,292	6,340,557
Presidio Holdings, Inc., 4.88%, 02/01/27(b)		265	248,599
Science Applications International Corp., 4.88%, 04/01/28(b)		1,024	952,357
Twilio, Inc.
3.63%, 03/15/29		4,541	3,863,259
3.88%, 03/15/31		2,101	1,749,324
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)		6,563	5,644,779

			30,309,558

58	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Leisure Products — 0.1%
Mattel, Inc.
6.20%, 10/01/40	USD	169	$151,095
5.45%, 11/01/41		727	602,704

			753,799

Machinery — 1.7%
Chart Industries, Inc.(b)
7.50%, 01/01/30		3,372	3,440,300
9.50%, 01/01/31		502	532,629
GrafTech Global Enterprises, Inc., 9.88%, 12/15/28		1,500	1,488,750
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(b)(h)		1,662	1,512,420
IMA Industria Macchine Automatiche SpA, 3.75%, 01/15/28(c)	EUR	100	95,480
Loxam SAS, 6.38%, 05/15/28		115	124,021
Madison IAQ LLC, 5.88%, 06/30/29(b)	USD	1,905	1,542,876
OT Merger Corp., 7.88%, 10/15/29(b)		621	388,135
Renk AG/Frankfurt am Main, 5.75%, 07/15/25(c)	EUR	129	138,329
Terex Corp., 5.00%, 05/15/29(b)	USD	1,766	1,641,814
Titan Acquisition Ltd./Titan Co.-Borrower LLC, 7.75%, 04/15/26(b)		4,542	4,121,865
TK Elevator Holdco GmbH
6.63%, 07/15/28(c)	EUR	90	83,487
7.63%, 07/15/28(b)	USD	2,645	2,399,239
TK Elevator Midco GmbH, 4.38%, 07/15/27(c)	EUR	568	553,192
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)	USD	4,635	4,282,149

			22,344,686

Marine Transportation — 0.0%
Huntington Ingalls Industries, Inc., 4.20%, 05/01/30		265	245,540

Media — 11.5%
Altice Financing SA
2.25%, 01/15/25(c)	EUR	100	101,482
5.00%, 01/15/28(b)	USD	3,307	2,642,834
4.25%, 08/15/29(c)	EUR	101	84,345
5.75%, 08/15/29(b)	USD	3,543	2,744,623
Altice France Holding SA, 10.50%, 05/15/27(b)		2,428	1,470,227
AMC Networks, Inc.
4.75%, 08/01/25		1,038	907,908
4.25%, 02/15/29		684	367,696
Block Communications, Inc., 4.88%, 03/01/28(b)		495	409,613
Cable One, Inc.
0.00%, 03/15/26(k)(l)		475	388,313
1.13%, 03/15/28(k)		1,164	875,910
4.00%, 11/15/30(b)		2,710	2,117,188
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
4.75%, 03/01/30		492	420,701
4.25%, 02/01/31		1,212	980,471
7.38%, 03/01/31		22,313	21,742,481
4.75%, 02/01/32		3,977	3,243,164
4.25%, 01/15/34		128	96,738
Clear Channel International BV, 6.63%, 08/01/25(b)		1,965	1,955,152
Clear Channel Outdoor Holdings, Inc.(b)
5.13%, 08/15/27		3,195	2,900,718
7.50%, 06/01/29		9,625	7,122,272
CMG Media Corp., 8.88%, 12/15/27(b)		1,482	1,038,654

Security		Par (000)	Value

Media (continued)
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(b)	USD	9,224	$8,959,423
CSC Holdings LLC
5.25%, 06/01/24		1,120	1,041,648
5.50%, 04/15/27(b)		2,570	2,138,211
11.25%, 05/15/28(b)		4,925	4,775,920
4.13%, 12/01/30(b)		6,384	4,465,773
DISH DBS Corp., 5.75%, 12/01/28(b)		5,230	3,889,988
DISH Network Corp., 11.75%, 11/15/27(b)		3,434	3,351,279
Frontier Communications Holdings LLC(b)
5.00%, 05/01/28		345	297,670
8.75%, 05/15/30		12,473	12,190,783
GCI LLC, 4.75%, 10/15/28(b)		498	424,595
Global Switch Holdings Ltd., 2.25%, 05/31/27(c)	EUR	106	107,203
Iliad Holding SASU(b)
6.50%, 10/15/26	USD	7,579	7,153,234
7.00%, 10/15/28		3,741	3,447,871
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)		4,017	3,764,942
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(h)		1,228	433,717
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(b)		1,076	779,239
Live Nation Entertainment, Inc.(b)
5.63%, 03/15/26		104	101,588
6.50%, 05/15/27		8,159	8,202,430
4.75%, 10/15/27		3,015	2,811,488
3.75%, 01/15/28		799	713,108
Lorca Telecom Bondco SA, 4.00%, 09/18/27(c)	EUR	274	272,454
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27(b)	USD	972	910,482
Odeon Finco PLC, 12.75%, 11/01/27(b)		303	296,874
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		1,625	1,475,013
4.25%, 01/15/29		1,148	964,733
4.63%, 03/15/30		1,362	1,134,689
Pinewood Finance Co. Ltd., 3.63%, 11/15/27(c)	GBP	100	110,490
Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 09/15/28(b)	USD	4,185	2,442,220
RCS & RDS SA, 2.50%, 02/05/25(c)	EUR	100	103,716
Sable International Finance Ltd., 5.75%, 09/07/27(b)	USD	539	495,492
SES SA, (5-year EUR Swap + 5.40%), 5.63%(a)(c)(j)	EUR	100	107,920
Sinclair Television Group, Inc., 4.13%, 12/01/30(b)	USD	2,989	1,957,795
Sirius XM Radio, Inc., 5.00%, 08/01/27(b)		6,532	6,060,324
Stagwell Global LLC, 5.63%, 08/15/29(b)		553	473,220
Summer BC Holdco B SARL, 5.75%, 10/31/26(c)	EUR	100	96,980
Summer BidCo BV, (9.00% Cash or 9.75% PIK), 9.00%, 11/15/25(c)(h)		174	159,041
TEGNA, Inc., 4.75%, 03/15/26(b)	USD	240	229,153
Tele Columbus AG, 3.88%, 05/02/25(c)	EUR	185	135,254
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28(b)	USD	2,000	1,834,000
Univision Communications, Inc.(b)
6.63%, 06/01/27		1,630	1,575,475
7.38%, 06/30/30		892	849,289
UPC Broadband Finco BV, 4.88%, 07/15/31(b)		1,894	1,558,932

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	59

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Virgin Media Secured Finance PLC, 5.00%, 04/15/27(c)	GBP	142	$163,311
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28(c)		100	100,441
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(b)	USD	2,360	2,064,369
VZ Secured Financing BV, 3.50%, 01/15/32(c)	EUR	170	142,601
Warnermedia Holdings, Inc.
5.14%, 03/15/52	USD	4,489	3,655,159
5.39%, 03/15/62		2,348	1,913,552
Ziggo Bond Co. BV(b)
6.00%, 01/15/27		291	267,086
5.13%, 02/28/30		868	657,276
Ziggo BV, 4.88%, 01/15/30(b)		1,165	966,868

			153,834,809

Metals & Mining — 3.8%
Arconic Corp.(b)
6.00%, 05/15/25		1,484	1,495,802
6.13%, 02/15/28		3,194	3,233,618
ATI, Inc.
5.88%, 12/01/27		1,060	1,025,833
4.88%, 10/01/29		550	495,104
5.13%, 10/01/31		1,063	947,038
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)		6,251	6,174,825
Carpenter Technology Corp.
6.38%, 07/15/28		379	371,420
7.63%, 03/15/30		1,152	1,165,019
Constellium SE
4.25%, 02/15/26(c)	EUR	394	419,219
5.63%, 06/15/28(b)	USD	4,620	4,347,087
3.75%, 04/15/29(b)		5,957	5,067,959
ERO Copper Corp., 6.50%, 02/15/30(b)		1,008	867,122
First Quantum Minerals Ltd., 8.63%, 06/01/31(b)		1,764	1,799,280
Kaiser Aluminum Corp.(b)
4.63%, 03/01/28		5,292	4,628,172
4.50%, 06/01/31		2,662	2,122,093
New Gold, Inc., 7.50%, 07/15/27(b)		2,345	2,189,714
Novelis Corp.(b)
3.25%, 11/15/26		1,542	1,395,769
4.75%, 01/30/30		7,524	6,686,631
3.88%, 08/15/31		6,036	4,965,284
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(c)	EUR	1,029	983,130
Vedanta Resources Finance II PLC, 8.95%, 03/11/25(b)	USD	577	435,456

			50,815,575

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.50%, 11/01/23(b)		157	155,643

Multi-Utilities — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28(b)		1,438	1,460,461
UGI International LLC, 2.50%, 12/01/29(c)	EUR	100	85,435

			1,545,896

Security	Par (000)		Value

Offshore Drilling & Other Services(b) — 0.6%
Entegris Escrow Corp., 4.75%, 04/15/29	USD	8,811	$8,179,481
Entegris, Inc., 4.38%, 04/15/28		511	462,445

			8,641,926

Oil, Gas & Consumable Fuels — 16.8%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(b)		3,920	3,851,400
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 03/01/27(b)		2,034	1,961,664
Antero Resources Corp., 7.63%, 02/01/29(b)		410	415,992
Apache Corp.
5.10%, 09/01/40		171	138,938
5.35%, 07/01/49		305	237,138
Arcosa, Inc., 4.38%, 04/15/29(b)		1,988	1,781,253
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		4,668	5,803,351
8.25%, 12/31/28		4,696	4,618,066
5.88%, 06/30/29		1,814	1,618,344
Baytex Energy Corp., 8.50%, 04/30/30		756	738,287
Buckeye Partners LP
4.13%, 03/01/25(b)		34	32,300
5.85%, 11/15/43		816	603,840
5.60%, 10/15/44		553	398,160
Callon Petroleum Co.
8.25%, 07/15/25		279	276,908
6.38%, 07/01/26		929	904,282
8.00%, 08/01/28(b)		4,799	4,745,775
7.50%, 06/15/30(b)		4,240	4,002,018
Cellnex Finance Co. SA(c)
1.00%, 09/15/27	EUR	100	93,714
2.00%, 09/15/32		100	85,676
2.00%, 02/15/33		100	84,730
Cellnex Telecom SA(c)
1.75%, 10/23/30		100	87,927
Series CLNX, 0.75%, 11/20/31(k)		200	174,055
Cheniere Energy Partners LP, 4.50%, 10/01/29	USD	1,502	1,378,470
Chesapeake Energy Corp., 6.75%, 04/15/29(b)		2,403	2,384,342
CITGO Petroleum Corp., 7.00%, 06/15/25(b)		2,745	2,693,531
Civitas Resources, Inc.(b)
5.00%, 10/15/26		194	182,917
8.38%, 07/01/28		4,068	4,113,968
8.75%, 07/01/31		3,369	3,415,492
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		520	441,057
CNX Resources Corp., 7.38%, 01/15/31(b)		473	460,200
Comstock Resources, Inc.(b)
6.75%, 03/01/29		3,944	3,608,550
5.88%, 01/15/30		1,377	1,195,471
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)		7,398	6,598,369
Crescent Energy Finance LLC(b)
7.25%, 05/01/26		5,449	5,113,941
9.25%, 02/15/28		1,363	1,322,437
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(b)
6.00%, 02/01/29		1,687	1,575,236
8.00%, 04/01/29		265	268,289
7.38%, 02/01/31		921	907,785

60	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
CrownRock LP/CrownRock Finance, Inc.(b)
5.63%, 10/15/25	USD	3,586	$3,532,927
5.00%, 05/01/29		240	224,700
DCP Midstream Operating LP(b)
6.45%, 11/03/36		920	944,699
6.75%, 09/15/37		2,031	2,155,460
Diamondback Energy, Inc., 6.25%, 03/15/33		2,505	2,591,342
DT Midstream, Inc., 4.13%, 06/15/29(b)		4,234	3,715,653
Dycom Industries, Inc., 4.50%, 04/15/29(b)		90	81,738
Earthstone Energy Holdings LLC
8.00%, 04/15/27(b)		1,407	1,358,895
9.88%, 07/15/31		1,724	1,704,088
eG Global Finance PLC(b)
6.75%, 02/07/25		1,158	1,124,708
8.50%, 10/30/25		1,586	1,538,843
Energy Transfer LP
5.30%, 04/15/47		626	544,476
Series H, (5-year CMT + 5.69%), 6.50%(a)(j)		2,326	2,112,752
EnLink Midstream LLC
5.63%, 01/15/28(b)		1,459	1,411,850
5.38%, 06/01/29		835	795,514
6.50%, 09/01/30(b)		3,529	3,524,701
EnLink Midstream Partners LP
5.60%, 04/01/44		1,433	1,199,743
5.45%, 06/01/47		246	202,213
EnQuest PLC, 11.63%, 11/01/27(b)		200	181,000
EQM Midstream Partners LP
6.00%, 07/01/25(b)		634	627,000
4.13%, 12/01/26		361	335,742
6.50%, 07/01/27(b)		1,843	1,817,698
7.50%, 06/01/30(b)		1,558	1,576,612
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27(b)		540	530,336
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25		667	656,858
7.75%, 02/01/28		477	453,689
8.88%, 04/15/30		849	829,468
Gulfport Energy Corp., 8.00%, 05/17/26(b)		152	152,714
Harbour Energy PLC, 5.50%, 10/15/26(b)		420	384,851
Harvest Midstream I LP, 7.50%, 09/01/28(b)		315	312,304
Hess Midstream Operations LP, 4.25%, 02/15/30(b)		1,313	1,145,593
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
6.25%, 11/01/28		514	483,830
5.75%, 02/01/29		1,157	1,047,650
6.00%, 04/15/30		130	118,375
Infrastrutture Wireless Italiane SpA, 1.63%, 10/21/28(c)	EUR	200	191,212
ITT Holdings LLC, 6.50%, 08/01/29(b)	USD	1,889	1,591,445
Kinetik Holdings LP, 5.88%, 06/15/30(b)		2,333	2,217,493
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(b)		135	130,567
Matador Resources Co.
5.88%, 09/15/26		2,078	2,013,676
6.88%, 04/15/28		3,215	3,182,185
Murphy Oil Corp.
5.75%, 08/15/25		129	127,310
5.88%, 12/01/42		141	117,173
Nabors Industries Ltd.(b)
7.25%, 01/15/26		596	556,378

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Nabors Industries Ltd.(b) (continued)
7.50%, 01/15/28	USD	1,749	$1,530,480
Nabors Industries, Inc.
5.75%, 02/01/25		4,816	4,660,540
7.38%, 05/15/27(b)		2,672	2,542,488
Neptune Energy Bondco PLC, 6.63%, 05/15/25(b)		200	199,646
New Fortress Energy, Inc.(b)
6.75%, 09/15/25		6,575	6,167,580
6.50%, 09/30/26		5,475	4,898,462
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26(b)		1,331	1,310,864
NGPL PipeCo LLC, 7.77%, 12/15/37(b)		1,640	1,748,281
Northern Oil and Gas, Inc.
8.13%, 03/01/28(b)		6,436	6,307,280
8.75%, 06/15/31		1,719	1,688,918
NuStar Logistics LP, 6.00%, 06/01/26		1,631	1,588,770
Occidental Petroleum Corp.
6.45%, 09/15/36		822	843,618
6.20%, 03/15/40		1,963	1,934,713
4.63%, 06/15/45		100	77,370
ONEOK, Inc., 4.95%, 07/13/47		625	515,032
PDC Energy, Inc.
6.13%, 09/15/24		356	355,820
5.75%, 05/15/26		134	133,464
Permian Resources Operating LLC(b)
7.75%, 02/15/26		1,419	1,425,036
6.88%, 04/01/27		1,827	1,799,595
5.88%, 07/01/29		2,147	2,022,497
Plains All American Pipeline LP/PAA Finance Corp., 5.15%, 06/01/42		604	501,119
Precision Drilling Corp., 6.88%, 01/15/29(b)		76	68,667
Rockcliff Energy II LLC, 5.50%, 10/15/29(b)		530	488,901
Rockies Express Pipeline LLC, 4.95%, 07/15/29(b)		452	413,580
SM Energy Co.
5.63%, 06/01/25		933	911,718
6.75%, 09/15/26		2,755	2,685,324
6.63%, 01/15/27		85	82,556
6.50%, 07/15/28		855	820,800
Southwestern Energy Co.
5.38%, 02/01/29		800	753,331
4.75%, 02/01/32		2,256	1,988,295
Sunoco LP/Sunoco Finance Corp.
6.00%, 04/15/27		238	234,488
5.88%, 03/15/28		352	338,492
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
7.50%, 10/01/25		74	73,858
5.50%, 01/15/28		1,520	1,389,253
6.00%, 12/31/30		171	150,651
6.00%, 09/01/31		686	590,257
Tap Rock Resources LLC, 7.00%, 10/01/26(b)		6,903	7,110,090
Targa Resources Corp., 6.25%, 07/01/52		642	627,547
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, 01/15/32		621	536,811
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)		947	967,124
Transocean, Inc.(b)
7.50%, 01/15/26		1,355	1,287,250
11.50%, 01/30/27		1,179	1,221,739

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	61

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Transocean, Inc.(b) (continued)
8.75%, 02/15/30	USD	4,552	$4,620,280
Vantage Drilling International, 9.50%, 02/15/28(b)		2,353	2,310,340
Venture Global Calcasieu Pass LLC(b)
3.88%, 08/15/29		4,589	4,008,907
4.13%, 08/15/31		34	29,239
3.88%, 11/01/33		7,564	6,194,052
Venture Global LNG, Inc.(b)
8.13%, 06/01/28		6,959	7,067,802
8.38%, 06/01/31		10,557	10,643,223
Vermilion Energy, Inc., 6.88%, 05/01/30(b)		807	743,804
Western Midstream Operating LP
6.15%, 04/01/33		350	352,762
5.45%, 04/01/44		1,001	845,621
5.30%, 03/01/48		1,851	1,545,077
5.50%, 08/15/48		703	587,892
5.50%, 02/01/50		3,466	2,838,897

			224,639,535

Passenger Airlines — 2.2%
Air France-KLM, 8.13%, 05/31/28(c)	EUR	100	112,803
Allegiant Travel Co., 7.25%, 08/15/27(b)	USD	553	550,959
American Airlines, Inc.(b)
11.75%, 07/15/25		7,195	7,889,519
7.25%, 02/15/28		345	342,945
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
5.50%, 04/20/26		659	652,584
5.75%, 04/20/29		4,463	4,333,295
Deutsche Lufthansa AG, 3.50%, 07/14/29(c)	EUR	100	98,724
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(b)	USD	1,196	1,132,059
International Consolidated Airlines Group SA, 3.75%, 03/25/29(c)	EUR	100	95,071
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(b)	USD	3,195	3,203,693
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25(b)		1,166	1,174,715
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 04/15/29		2,421	2,400,452
Series 2020-1, Class B, 4.88%, 07/15/27		192	183,064
United Airlines, Inc.(b)
4.38%, 04/15/26		215	204,273
4.63%, 04/15/29		6,123	5,579,081
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(b)
7.88%, 05/01/27		700	628,915
6.38%, 02/01/30		862	694,110

			29,276,262

Personal Care Products — 0.0%
Coty, Inc., 3.88%, 04/15/26(c)	EUR	106	111,908
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29(b)	USD	83	76,526

			188,434

Security	Par (000)		Value

Pharmaceuticals — 0.9%
Bayer AG, (5-year EUR Swap + 3.75%), 4.50%, 03/25/82(a)(c)	EUR	300	$308,704
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28(b)	USD	743	672,415
Gruenenthal GmbH, 4.13%, 05/15/28(c)	EUR	117	118,135
Option Care Health, Inc., 4.38%, 10/31/29(b)	USD	1,054	927,687
Organon & Co./Organon Foreign Debt Co-Issuer BV(b)
4.13%, 04/30/28		400	355,012
5.13%, 04/30/31		2,127	1,754,827
Rossini SARL, 6.75%, 10/30/25(c)	EUR	101	110,903
Teva Pharmaceutical Finance Netherlands II BV
3.75%, 05/09/27		100	98,402
7.38%, 09/15/29		192	213,749
7.88%, 09/15/31		100	112,750
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	USD	4,163	3,707,672
4.75%, 05/09/27		513	471,388
6.75%, 03/01/28		531	520,863
7.88%, 09/15/29		1,670	1,713,570
8.13%, 09/15/31		912	950,076

			12,036,153

Real Estate — 0.2%
VICI Properties LP, 5.63%, 05/15/52		2,051	1,827,031
VICI Properties LP/VICI Note Co., Inc., 4.50%, 01/15/28(b)		323	296,771

			2,123,802

Real Estate Management & Development — 0.4%
Adler Financing SARL, 12.50%, 06/30/25	EUR	120	133,825
Agps Bondco PLC(c)(f)(i)
6.00%, 08/05/25		200	93,861
5.50%, 11/13/26		200	82,931
Aroundtown SA, (5-year GBP Swap + 4.38%), 4.75%(a)(c)(j)	GBP	215	95,567
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(b)	USD	1,451	1,313,155
DEMIRE Deutsche Mittelstand Real Estate AG, 1.88%, 10/15/24(c)	EUR	100	80,749
Heimstaden Bostad AB, (5-year EUR Swap + 3.15%), 2.63%(a)(c)(j)		375	189,542
Howard Hughes Corp., 4.38%, 02/01/31(b)	USD	2,347	1,873,000
Realogy Group LLC/Realogy Co.-Issuer Corp., 5.25%, 04/15/30(b)		2,339	1,662,291
Starwood Property Trust, Inc., 4.38%, 01/15/27(b)		334	287,657

			5,812,578

Semiconductors & Semiconductor Equipment(b) — 0.4%
Sensata Technologies BV, 5.88%, 09/01/30		1,209	1,175,493
Sensata Technologies, Inc., 4.38%, 02/15/30		3,077	2,751,599
Synaptics, Inc., 4.00%, 06/15/29		1,613	1,352,285

			5,279,377

Software — 4.3%
Alteryx, Inc., 8.75%, 03/15/28(b)		1,309	1,285,811
Boxer Parent Co., Inc.
6.50%, 10/02/25(c)	EUR	173	186,165
7.13%, 10/02/25(b)	USD	3,099	3,101,743
9.13%, 03/01/26(b)		4,443	4,420,785
Capstone Borrower, Inc., 8.00%, 06/15/30		1,656	1,635,317

62	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Software (continued)
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)	USD	5,945	$5,878,360
Cloud Software Group, Inc.
6.50%, 03/31/29(b)		17,659	15,723,235
9.00%, 09/30/29		7,891	6,892,271
Consensus Cloud Solutions, Inc.(b)
6.00%, 10/15/26		386	350,295
6.50%, 10/15/28		475	406,125
Crowdstrike Holdings, Inc., 3.00%, 02/15/29		138	119,002
Elastic NV, 4.13%, 07/15/29(b)		3,665	3,161,702
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 4.63%, 05/01/28(b)		400	340,000
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		526	454,056
MicroStrategy, Inc., 6.13%, 06/15/28(b)		2,441	2,188,588
Open Text Corp., 6.90%, 12/01/27(b)		4,576	4,658,505
SS&C Technologies, Inc., 5.50%, 09/30/27(b)		6,271	6,003,403
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)		165	133,884

			56,939,247

Specialized REITs — 0.4%
Iron Mountain, Inc., 7.00%, 02/15/29		3,092	3,097,201
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)		2,647	2,625,992

			5,723,193

Specialty Retail — 0.4%
Arko Corp., 5.13%, 11/15/29(b)		981	797,229
Goldstory SASU, 5.38%, 03/01/26(c)	EUR	100	104,799
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/29(b)	USD	3,269	3,248,007
Staples, Inc., 7.50%, 04/15/26(b)		1,051	868,035

			5,018,070

Technology Hardware, Storage & Peripherals(b) — 0.5%
Coherent Corp., 5.00%, 12/15/29		1,682	1,518,190
Seagate HDD Cayman
8.25%, 12/15/29		1,902	1,986,582
8.50%, 07/15/31		2,409	2,526,294

			6,031,066

Textiles, Apparel & Luxury Goods — 0.2%
Crocs, Inc.(b)
4.25%, 03/15/29		217	184,493
4.13%, 08/15/31		282	227,715
European TopSoho SARL, Series SMCP, 4.00%, 09/21/21(c)(f)(i)(k)	EUR	200	189,022
Hanesbrands, Inc.(b)
4.88%, 05/15/26	USD	521	486,372
9.00%, 02/15/31		1,541	1,553,122
Kontoor Brands, Inc., 4.13%, 11/15/29(b)		525	438,395
Levi Strauss & Co., 3.50%, 03/01/31(b)		318	263,145

			3,342,264

Transportation Infrastructure — 0.1%
Azzurra Aeroporti SpA, 2.13%, 05/30/24(c)	EUR	288	303,861
Gatwick Airport Finance PLC, 4.38%, 04/07/26(c)	GBP	100	115,034
XPO Escrow Sub LLC, 7.50%, 11/15/27(b)	USD	412	420,994

			839,889

Wireless Telecommunication Services — 1.4%
Altice France SA/France
2.13%, 02/15/25(c)	EUR	200	199,962

Security	Par (000)		Value

Wireless Telecommunication Services (continued)
Altice France SA/France (continued)
5.88%, 02/01/27(c)	EUR	100	$90,570
8.13%, 02/01/27(b)	USD	4,519	3,913,100
5.13%, 01/15/29(b)		1,181	841,931
5.50%, 10/15/29(b)		1,541	1,102,034
Cellnex Finance Co. SA, 1.50%, 06/08/28(c)	EUR	100	93,148
Eutelsat SA, 1.50%, 10/13/28(c)		200	160,227
Liberty Costa Rica Senior Secured Finance, 10.88%, 01/15/31(b)	USD	643	635,207
SBA Communications Corp.
3.13%, 02/01/29		3,693	3,130,390
3.88%, 02/15/27		87	80,145
VICI Properties LP/VICI Note Co., Inc.(b)
5.63%, 05/01/24		300	298,151
3.50%, 02/15/25		401	383,156
4.25%, 12/01/26		425	397,580
4.63%, 12/01/29		3,379	3,067,693
4.13%, 08/15/30		1,219	1,073,244
Vmed O2 U.K. Financing I PLC
4.00%, 01/31/29(c)	GBP	200	200,761
4.25%, 01/31/31(b)	USD	3,172	2,564,747
4.50%, 07/15/31(c)	GBP	201	193,012
4.75%, 07/15/31(b)	USD	324	269,406
Vodafone Group PLC(a)(c)
(5-year EUR Swap + 3.48%), 3.00%, 08/27/80	EUR	100	87,845
(5-year EUR Swap + 3.49%), 6.50%, 08/30/84		100	109,634

			18,891,943

Total Corporate Bonds — 120.9% (Cost: $1,672,633,188)			1,619,462,612

Floating Rate Loan Interests(a)

Aerospace & Defense — 0.4%
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR at 0.75% Floor + 7.75%), 12.98%, 02/01/29	USD	2,790	2,699,416
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.95%, 02/01/28		2,888	2,831,386

			5,530,802

Beverages — 0.0%
Naked Juice LLC, 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.06%, 01/24/30		156	122,850

Broadline Retail — 0.1%
PUG LLC, USD Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.72%, 02/12/27		1,075	952,678

Capital Markets — 0.1%
Ascensus Holdings, Inc., 2021 2nd Lien Term Loan, (1-mo. LIBOR US at 0.50% Floor + 6.50%), 11.69%, 08/02/29		994	884,723

Chemicals — 0.7%
Arc Falcon I, Inc.
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.00%), 12.20%, 09/30/29		2,814	2,405,970
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.95%, 09/30/28		1,005	936,100

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	63

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Chemicals (continued)
Aruba Investments Holdings LLC, 2020 2nd Lien Term Loan, (1-mo. LIBOR US at 0.75% Floor + 7.75%), 12.94%, 11/24/28	USD	443	$389,928
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 9.99%, 08/27/26		229	223,654
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.38%), 9.62%, 10/04/29		2,501	2,388,090
Momentive Performance Materials USA LLC, 2023 Term Loan, (1-mo. CME Term SOFR + 4.50%), 9.60%, 03/29/28		1,172	1,143,663
Nouryon USA LLC, 2023 USD Term Loan B, (3-mo. CME Term SOFR + 4.00%), 9.32%, 04/03/28		1,251	1,237,314
W.R. Grace Holdings LLC, 2021 Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 3.75%), 9.31%, 09/22/28		481	477,145

			9,201,864

Commercial Services & Supplies — 0.3%
Amentum Government Services Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 4.00%), 9.22%, 01/29/27(g)		358	351,666
Garda World Security Corp., 2022 Term Loan B, 02/01/29(m)(n)		819	809,016
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 10.20%, 10/29/28		972	961,698
PECF USS Intermediate Holding III Corp., Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 4.25%), 9.52%, 12/15/28		1,283	1,045,301
TruGreen LP, 2020 2nd Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 8.50%), 13.77%, 11/02/28(g)		868	494,760

			3,662,441

Construction & Engineering — 0.9%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (1-mo. LIBOR US at 1.00% Floor + 4.25%), 9.42%, 06/21/24		11,864	11,729,717
Propulsion BC Newco LLC, Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.99%, 09/14/29		150	149,155

			11,878,872

Containers & Packaging — 0.2%
Mauser Packaging Solutions Holding Co., Term Loan B, 08/14/26		2,089	2,087,553
Trident TPI Holdings, Inc., 2023 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.74%, 09/15/28		1,354	1,333,316

			3,420,869

Security	Par (000)		Value

Diversified Consumer Services — 0.2%
Ascend Learning LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.75%), 10.95%, 12/10/29	USD	657	$555,710
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.70%, 12/11/28		591	553,796
WCG Intermediate Corp., 2019 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%), 9.22%, 01/08/27		1,219	1,194,762

			2,304,268

Diversified Telecommunication Services — 0.6%
Frontier Communications Holdings LLC, 2021 1st Lien Term Loan, (1-mo. LIBOR US at 0.75% Floor + 3.75%), 9.00%, 05/01/28		698	674,751
Lumen Technologies, Inc., 2020 Term Loan B, 03/15/27(m)(n)		1,966	1,508,694
Northwest Fiber LLC, 2021 Term Loan, 04/30/27(m)(n)		1,147	1,120,493
Radiate Holdco LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.47%, 09/25/26		1,750	1,455,097
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR + 3.00%), 8.22%, 03/09/27		3,955	3,095,535

			7,854,570

Electronic Equipment, Instruments & Components — 0.1%
Ingram Micro, Inc., 2021 Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 3.50%), 9.04%, 06/30/28		1,025	1,020,863

Energy Equipment & Services — 0.0%
Lealand Finance Co. BV, 2020 Make Whole Term Loan, (3-mo. CME Term SOFR + 3.00%), 8.22%, 06/28/24		90	67,799

Entertainment — 0.0%
Delta 2 Lux SARL, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.10%, 01/15/30		138	137,931
EP Purchaser LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 9.00%, 11/06/28		365	356,415

			494,346

Financial Services — 0.2%
Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 6.75%), 12.29%, 04/07/28		1,206	1,117,057
White Cap Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.85%, 10/19/27		1,253	1,240,391

			2,357,448

Food Products — 0.0%
Chobani LLC, 2020 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.50%), 8.72%, 10/25/27		270	267,824

64	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Health Care Equipment & Supplies — 0.4%
Bausch and Lomb, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.59%, 05/10/27	USD	1,388	$1,344,902
Chariot Buyer LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.45%, 11/03/28		1,047	1,021,752
Medline Borrower LP, USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.47%, 10/23/28		2,758	2,724,397

			5,091,051

Health Care Providers & Services — 0.3%
EyeCare Partners LLC, 2020 Term Loan, (3-mo. CME Term SOFR + 3.75%), 9.25%, 02/18/27		731	535,809
LifePoint Health, Inc., 2018 Term Loan B, (3-mo. LIBOR US + 3.75%), 9.02%, 11/16/25		1,264	1,168,408
Quorum Health Corp., 2020 Term Loan, (3-mo. LIBOR US at 1.00% Floor + 8.25%), 13.24%, 04/29/25		1,360	920,232
Surgery Center Holdings, Inc., 2021 Term Loan, (1-mo. LIBOR US at 0.75% Floor + 3.75%), 8.90%, 08/31/26		807	805,244

			3,429,693

Health Care Technology — 1.9%
AthenaHealth Group, Inc.
2022 Delayed Draw Term loan, (1-mo. CME Term SOFR + 3.50%), 8.26%, 02/15/29(n)		1,204	86,684
2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.59%, 02/15/29		9,773	9,128,123
Polaris Newco LLC, USD Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 4.00%), 9.54%, 06/02/28		1,351	1,240,211
Verscend Holding Corp.
2021 2nd Lien Term Loan, (1-mo. LIBOR US at 0.50% Floor + 7.00%), 12.22%, 04/02/29(g)		9,376	9,376,345
2021 Term Loan B, (1-mo. LIBOR US + 4.00%), 9.22%, 08/27/25		5,441	5,432,916

			25,264,279

Hotels, Restaurants & Leisure — 0.8%
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., Term Loan B4, (1-mo. LIBOR US + 1.75%), 6.94%, 11/19/26		4,068	4,036,238
Carnival Corp., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.47%, 10/18/28		2,888	2,858,794
Fertitta Entertainment LLC, 2022 Term Loan B, 01/27/29		3,218	3,171,894
IRB Holding Corp., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.20%, 12/15/27		837	830,228

			10,897,154

Security	Par (000)			Value

Household Durables — 0.2%
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR + 3.50%), 8.67%, 02/26/29	USD	1,123		$1,062,905
Sunset Debt Merger Sub, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.22%, 10/06/28		2,063		1,663,719

				2,726,624

Insurance — 0.8%
Alliant Holdings Intermediate LLC
2021 Term Loan B4, (1-mo. LIBOR US at 0.50% Floor + 3.50%), 8.65%, 11/06/27		835		828,812
2023 Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.65%, 11/05/27(n)		6,917		6,868,412
HUB International Ltd., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.07%, 11/10/29		691		689,903
NFP Corp., 2020 Term Loan, 02/15/27(m)(n)		2,099		2,052,849
Ryan Specialty Group LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.20%, 09/01/27		537		536,296

				10,976,272

Interactive Media & Services — 0.1%
Acuris Finance U.S., Inc., 2021 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.39%, 02/16/28		543		535,456
Arches Buyer, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.45%, 12/06/27		721		694,786
Grab Holdings, Inc., Term Loan B, (1-mo. LIBOR US at 1.00% Floor + 4.50%), 9.70%, 01/29/26		149		148,402

				1,378,644

IT Services — 0.2%
Epicor Software Corp., 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.75%), 12.95%, 07/31/28		506		504,841
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.34%, 10/01/27		1,771		1,741,715
Quartz Acquireco LLC, Term Loan B, 06/28/30(g)(m)(n)		765		764,044
TierPoint LLC, 2021 Term Loan, (1-mo. LIBOR US at 0.75% Floor + 3.75%), 9.23%, 05/05/26		339		336,470

				3,347,070

Leisure Products — 0.0%
Peloton Interactive, Inc., Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 6.50%), 12.26%, 05/25/27		507		504,346

Life Sciences Tools & Services — 0.0%
Fortrea Holdings, Inc., Term Loan B, 06/12/30(m)(n)		553		552,723
PRA Health Sciences, Inc., US Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.75%, 07/03/28		—	(o)	2

				552,725

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	65

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Machinery — 1.4%
Gates Global LLC, 2021 Term Loan B3, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 7.70%, 03/31/27	USD	1,219	$1,211,242
Madison IAQ LLC, Term Loan, (6-mo. LIBOR US at 0.50% Floor + 3.25%), 8.30%, 06/21/28		1,021	999,179
Roper Industrial Products Investment Co., USD Term Loan, (3-mo. CME Term SOFR + 4.50%), 9.74%, 11/22/29		1,547	1,539,387
SPX Flow, Inc., 2022 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.70%, 04/05/29		1,277	1,259,067
Titan Acquisition Ltd., 2018 Term Loan B, (3-mo. LIBOR US + 3.00%), 8.73%, 03/28/25		8,620	8,401,409
Vertical U.S. Newco, Inc., Term Loan B, 07/30/27(m)(n)		4,808	4,772,427

			18,182,711

Media — 1.6%
AVSC Holding Corp., 2018 2nd Lien Term Loan, (1-mo. LIBOR US at 1.00% Floor + 7.25%), 12.43%, 09/01/25		639	569,547
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3-mo. CME Term SOFR + 3.50%), 8.81%, 08/21/26(n)		12,153	11,574,818
DirecTV Financing LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.22%, 08/02/27		5,950	5,810,543
Intelsat Jackson Holdings SA, 2021 Exit Term Loan B, 02/01/29		2,270	2,257,573
Sinclair Television Group, Inc., 2022 Term Loan B4, (1-mo. CME Term SOFR + 3.75%), 8.95%, 04/21/29(g)		841	632,760

			20,845,241

Oil, Gas & Consumable Fuels — 0.1%
Freeport LNG Investments LLLP, Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 3.50%), 8.75%, 12/21/28		1,339	1,309,774
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.68%, 09/19/29		425	420,679

			1,730,453

Passenger Airlines — 0.6%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3-mo. LIBOR US at 0.75% Floor + 4.75%), 10.00%, 04/20/28		2,902	2,960,675
Air Canada, 2021 Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 3.50%), 8.84%, 08/11/28		782	780,631
Mileage Plus Holdings LLC, 2020 Term Loan B, (3-mo. LIBOR US at 1.00% Floor + 5.25%), 10.76%, 06/21/27		340	352,443
SkyMiles IP Ltd., 2020 Skymiles Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 8.80%, 10/20/27		1,483	1,539,161
United Airlines, Inc., 2021 Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 3.75%), 9.29%, 04/21/28		1,822	1,818,568

			7,451,478

Security	Par (000)		Value

Pharmaceuticals — 0.0%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.72%, 05/04/25	USD	397	$381,921

Professional Services — 0.3%
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. LIBOR US at 0.50% Floor + 6.50%), 11.75%, 06/04/29		1,107	888,546
Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.50%), 8.75%, 06/02/28		2,499	2,252,526
Galaxy U.S. Opco, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.85%, 04/29/29(g)		480	450,347

			3,591,419

Software — 3.7%
Boxer Parent Co., Inc.
2021 USD 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.50%), 10.72%, 02/27/26		2,250	2,184,367
2021 USD Term Loan, (1-mo. CME Term SOFR + 3.75%), 8.97%, 10/02/25		1,279	1,267,523
Central Parent, Inc., 2022 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.49%, 07/06/29		623	620,715
Cloud Software Group, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.84%, 03/30/29		5,114	4,775,368
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.08%, 10/08/29(g)		1,896	1,705,932
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.95%, 10/08/28		996	969,610
Delta TopCo, Inc., 2020 Term Loan B, (6-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.07%, 12/01/27		1,284	1,240,790
Helios Software Holdings, Inc., 2021 USD Term Loan B, (3-mo. CME Term SOFR + 3.75%), 9.14%, 03/11/28		303	298,982
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 4.75%), 10.03%, 07/27/28		3,476	2,605,726
2021 USD 2nd Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 8.25%), 13.53%, 07/27/29		2,293	1,478,985
McAfee Corp., 2022 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.01%, 03/01/29		2,726	2,602,353
MH Sub I LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.25%), 11.35%, 02/23/29		288	249,661
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.35%, 05/03/28		3,383	3,240,914
Planview Parent, Inc., 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.25%), 12.59%, 12/18/28		850	748,000
Proofpoint, Inc., 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.25%), 11.47%, 08/31/29		2,070	2,003,064

66	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Software (continued)
RealPage, Inc., 2nd Lien Term Loan, (1-mo. LIBOR US at 0.75% Floor + 6.50%), 11.69%, 04/23/29	USD	7,231	$6,984,249
Sabre Global, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.72%, 12/17/27		342	265,825
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.72%, 12/17/27		534	415,676
Severin Acquisition LLC, 2018 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 8.05%, 08/01/25		2,143	2,140,433
Sophia LP
2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.00%), 13.20%, 10/09/28		10,251	10,199,745
2021 Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 3.50%), 9.04%, 10/07/27		1,111	1,097,741
UKG, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.25%), 10.27%, 05/03/27		2,177	2,105,228

			49,200,887

Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.85%, 03/08/30(g)		563	563,996

Trading Companies & Distributors — 0.2%
SRS Distribution, Inc., 2022 Incremental Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.70%, 06/02/28		3,417	3,329,076

Transportation Infrastructure — 0.2%
Apple Bidco LLC, 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.10%, 09/22/28		903	897,090
Brown Group Holding LLC, 2022 Incremental Term Loan B2, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.85%, 07/02/29		1,294	1,291,092

			2,188,182

Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd., 2017 Term Loan B, (1-mo. LIBOR US + 3.25%), 8.98%, 05/28/24		1,916	1,752,994

Total Floating Rate Loan Interests — 16.7% (Cost: $228,792,073)			223,408,433

Preferred Securities

Capital Trusts — 1.2%

Automobiles — 0.1%
General Motors Financial Co., Inc., Series C, 5.70%(a)(j)		655	574,988

Banks(a)(j) — 0.3%
AIB Group PLC, 5.25%(c)	EUR	210	213,753
Citigroup, Inc., Series P, 5.95%	USD	600	575,417

Security	Par (000)		Value

Banks (continued)
Hongkong & Shanghai Banking Corp. Ltd., Series 3H, 5.46%	USD	60	$59,643
PNC Financial Services Group, Inc.
6.25%, 12/31/99		1,572	1,411,263
Series V, 6.20%		1,417	1,320,857

			3,580,933

Consumer Staples Distribution & Retail — 0.0%
Casino Guichard Perrachon SA, 3.99%(c)(f)(i)(j)	EUR	100	600

Diversified Telecommunication Services(a) — 0.1%
British Telecommunications PLC, 4.88%, 11/23/81(b)	USD	200	162,567
Telefonica Europe BV(c)(j)
7.13%	EUR	200	222,602
6.14%		300	315,493

			700,662

Electric Utilities(a) — 0.1%
Edison International, Series B, 5.00%(j)	USD	940	812,066
EDP - Energias de Portugal SA, 5.94%, 04/23/83(c)	EUR	100	108,030
Electricite de France SA(c)(j)
3.00%		200	184,369
3.38%		200	167,124
Naturgy Finance BV, 2.37%(c)(j)		200	191,672

			1,463,261

Financial Services(a)(j) — 0.3%
Barclays PLC
4.38%	USD	2,490	1,691,706
8.00%		980	875,532
8.00%		200	188,980
BNP Paribas SA, 6.88%(c)	EUR	200	208,923
Lloyds Banking Group PLC, 8.00%	USD	1,320	1,206,018
Societe Generale SA, 7.88%(c)	EUR	100	104,291

			4,275,450

Health Care Providers & Services — 0.0%
Clariane SE, 4.13%(a)(c)(j)	GBP	200	203,131

Independent Power and Renewable Electricity Producers(a)(b)(j) — 0.3%
NRG Energy, Inc., 10.25%	USD	2,427	2,288,588
Vistra Corp., 7.00%		1,272	1,109,820

			3,398,408

Media — 0.0%
SES SA, 2.88%(a)(c)(j)	EUR	134	123,739

Oil, Gas & Consumable Fuels(a)(c)(j) — 0.0%
Abertis Infraestructuras Finance BV, 3.25%		200	195,641
Repsol International Finance BV, 4.25%		124	121,630

			317,271

Transportation Infrastructure — 0.0%
Poste Italiane SpA, 2.63%(a)(c)(j)		200	165,317

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	67

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 2.63%, 08/27/80(a)(c)	EUR	400	$392,776

			15,196,536

	Shares

Preferred Stocks — 1.0%

Commercial Services & Supplies — 0.1%
Verscend Intermediate Holding(g)		790	1,036,072

Financial Services — 0.1%
Alliant Holdings, Inc.(g)		1,431	1,359,579

IT Services — 0.8%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $6,755,577)(d)(g)		61,653	10,838,848

Wireless Telecommunication Services — 0.0%
CF-B L2 (D) LLC, (Acquired 04/08/15, Cost: $674,329)(d)		688,714	6,887
Ligado Networks LLC(p)		32,168	321,684

			328,571

			13,563,070

Total Preferred Securities — 2.2% (Cost: $31,922,244)			28,759,606

Total Long-Term Investments — 140.5% (Cost: $1,968,024,244)			1,881,248,761

Options Purchased — 0.0% (Cost: $448,059)			270,369

Total Investments Before Options Written — 140.5% (Cost: $1,968,472,303)			1,881,519,130

Options Written — (0.0)% (Premiums Received: $(141,072))			(87,588)

Total Investments, Net of Options Written — 140.5% (Cost: $1,968,331,231)			1,881,431,542

Liabilities in Excess of Other Assets — (40.5)%			(542,195,263)

Net Assets — 100.0%			$1,339,236,279

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $11,457,284, representing 0.9% of its net assets as of period end, and an original cost of $9,029,258.

(e)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(f)	Non-income producing security.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Perpetual security with no stated maturity date.
(k)	Convertible security.
(l)	Zero-coupon bond.
(m)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	When-issued security.
(o)	Rounds to less than 1,000.
(p)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the six months ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class(a)	$723,084	$—	$(723,084	)(b)	$—	$—	$—	—	$37,586	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

68	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
U.S. Long Bond	6	09/20/23	$763	$(2,071)
Ultra U.S. Treasury Bond	29	09/20/23	3,950	(28,370)

				$(30,441)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	19,763,741	EUR	18,009,966	BNP Paribas SA	09/20/23	$36,115
USD	93,803	EUR	85,000	Morgan Stanley & Co. International PLC	09/20/23	697
USD	195,948	EUR	178,000	Nomura International PLC	09/20/23	972
USD	131,937	EUR	120,000	Royal Bank of Canada	09/20/23	492
USD	11,217,772	EUR	10,221,034	Toronto-Dominion Bank	09/20/23	21,930
USD	4,589,316	GBP	3,579,000	BNP Paribas SA	09/20/23	43,020

						103,226

USD	202,714	EUR	188,000	Bank of America N.A.	09/20/23	(3,216)
USD	15,072	EUR	14,000	Royal Bank of Canada	09/20/23	(263)
USD	213,429	EUR	198,000	Royal Bank of Canada	09/20/23	(3,454)
USD	91,787	EUR	85,000	State Street Bank and Trust Co.	09/20/23	(1,320)
USD	192,555	EUR	179,000	Toronto-Dominion Bank	09/20/23	(3,517)
USD	64,559	GBP	51,000	State Street Bank and Trust Co.	09/20/23	(225)

						(11,995)

						$91,231

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value

Put
SPDR S&P 500 ETF Trust	389	08/18/23	USD 425.00	USD 17,244	$96,083
SPDR S&P 500 ETF Trust	413	09/15/23	USD 425.00	USD 18,307	174,286

					$270,369

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value

Put
SPDR S&P 500 ETF Trust	389	08/18/23	USD 390.00	USD 17,244	$(26,258)
SPDR S&P 500 ETF Trust	413	09/15/23	USD 390.00	USD 18,307	(61,330)

					$(87,588)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.40.V1	5.00%	Quarterly	06/20/28	B	USD 16,772	$498,719	$9,936	$488,783

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	69

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT)

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Intrum AB	5.00%	Quarterly	Goldman Sachs International	06/20/28	EUR	61	$12,471	$13,260	$(789)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Casino, Guichard-Perrachon S.A.	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	CC	EUR	8	$(8,056)	$(755)	$(7,301)
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B	EUR	70	3,901	5,039	(1,138)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Bank of America N.A.	06/20/26	BB-	EUR	61	751	(1,593)	2,344
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Bank of America N.A.	12/20/26	BB-	EUR	37	(159)	(1,141)	982
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Barclays Bank PLC	12/20/26	BB-	EUR	41	(176)	1,264	(1,440)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Credit Suisse International	12/20/26	BB-	EUR	40	(170)	1,300	(1,470)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Credit Suisse International	12/20/26	BB-	EUR	55	(237)	1,686	(1,923)
K&S AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/26	BBB-	EUR	90	10,781	5,721	5,060
CMA CGM SA	5.00	Quarterly	Credit Suisse International	06/20/27	NR	EUR	125	12,088	4,633	7,455
Ladbrokes Coral Group Ltd.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB	EUR	50	(940)	(4,489)	3,549
Ladbrokes Coral Group Ltd.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB	EUR	180	(3,383)	(25,775)	22,392
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	CCC+	EUR	35	(8,775)	(7,444)	(1,331)
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC+	EUR	21	(5,274)	(4,400)	(874)
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC+	EUR	59	(14,825)	(12,367)	(2,458)
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/27	CCC+	EUR	17	(4,301)	(3,685)	(616)
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC+	EUR	36	(9,003)	(7,672)	(1,331)
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	CCC+	EUR	26	(6,526)	(5,482)	(1,044)
United Group B.V.	5.00	Quarterly	Bank of America N.A.	12/20/27	B	EUR	68	(6,692)	(9,534)	2,842
United Group B.V.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	B	EUR	82	(8,110)	(12,380)	4,270
Casino, Guichard-Perrachon S.A.	5.00	Quarterly	Deutsche Bank AG	06/20/28	CC	EUR	58	(59,192)	(47,005)	(12,187)
Casino, Guichard-Perrachon S.A.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	CC	EUR	8	(8,164)	(6,035)	(2,129)
Ladbrokes Coral Group Ltd.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	BB	EUR	16	(569)	(1,103)	534

								$(117,031)	$(131,217)	$14,186

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.

(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps

Paid by the Trust		Received by the Trust								Upfront Premium	Unrealized
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Paid (Received)	Appreciation (Depreciation)

1-Day SOFR, 1.09%	Quarterly	Markit iBoxx $ Liquid High Yield Index	Monthly	JPMorgan Chase Bank N.A.	N/A	03/20/24	USD	1,535	$6,130	$(16,550)	$22,680
1-Day SOFR, 1.09%	Quarterly	Markit iBoxx $ Liquid High Yield Index	Monthly	Morgan Stanley & Co. International PLC	N/A	03/20/24	USD	9,430	133,105	(55,170)	188,275
1-Day SOFR, 1.09%	Quarterly	Markit iBoxx $ Liquid High Yield Index	Monthly	Morgan Stanley & Co. International PLC	N/A	03/20/24	USD	346	3,592	(2,408)	6,000
1-Day SOFR, 1.09%	Quarterly	Markit iBoxx $ Liquid High Yield Index	Monthly	Morgan Stanley & Co. International PLC	N/A	03/20/24	USD	693	10,186	(5,019)	15,205
1-Day SOFR, 1.09%	Quarterly	Markit iBoxx $ Liquid High Yield Index	Monthly	Morgan Stanley & Co. International PLC	N/A	03/20/24	USD	1,386	34,018	(12,387)	46,405
1-Day SOFR, 1.09%	Quarterly	Markit iBoxx $ Liquid High Yield Index	Monthly	Morgan Stanley & Co. International PLC	N/A	03/20/24	USD	624	2,635	(6,728)	9,363

									$189,666	$(98,262)	$287,928

70	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT)

Balances Reported in the Consolidated Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Centrally Cleared Swaps(a)	$9,936	$—	$488,783	$—	$—
OTC Swaps	32,903	(249,122)	337,356	(36,031)	—
Options Written	N/A	N/A	53,484	—	(87,588)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$103,226	$—	$—	$103,226
Options purchased
Investments at value — unaffiliated(a)	—	—	270,369	—	—	—	270,369
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(b)	—	488,783	—	—	—	—	488,783
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	82,331	—	—	287,928	—	370,259

	$—	$571,114	$270,369	$103,226	$287,928	$—	$1,232,637

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(b)	$—	$—	$—	$—	$30,441	$—	$30,441
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	11,995	—	—	11,995
Options written
Options written at value	—	—	87,588	—	—	—	87,588
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	186,891	—	—	98,262	—	285,153

	$—	$186,891	$87,588	$11,995	$128,703	$—	$415,177

(a)	Includes options purchased at value as reported in the Consolidated Schedule of Investments.
(b)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2023, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(1,412,063)	$—	$(758,810)	$—	$(2,170,873)
Forward foreign currency exchange contracts	—	—	—	(305,526)	—	—	(305,526)
Options purchased(a)	—	—	(2,027,113)	—	—	—	(2,027,113)
Options written	—	—	1,155,118	—	—	—	1,155,118
Swaps	—	362,414	—	—	(1,929)	—	360,485

	$—	$362,414	$(2,284,058)	$(305,526)	$(760,739)	$—	$(2,987,909)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(188,778)	$—	$(495,022)	$—	$(683,800)
Forward foreign currency exchange contracts	—	—	—	157,845	—	—	157,845
Options purchased(b)	—	—	(197,450)	—	—	—	(197,450)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	71

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT)

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Options written	$—	$—	$(85,337)	$—	$—	$—	$(85,337)
Swaps	—	517,333	—	—	433,882	—	951,215

	$—	$517,333	$(471,565)	$157,845	$(61,140)	$—	$142,473

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$28,228,470
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$33,748,222
Average amounts sold — in USD	$500,689
Options:
Average value of option contracts purchased	$297,643
Average value of option contracts written	$77,657
Credit default swaps:
Average notional value — buy protection	$33,282
Average notional value — sell protection	$18,306,483
Total return swaps:
Average notional value	$14,014,000

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Trust’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments
Futures contracts	$—	$42,103
Forward foreign currency exchange contracts	103,226	11,995
Options	270,369	87,588
Swaps — centrally cleared	112,936	—
Swaps — OTC(a)	370,259	285,153

Total derivative assets and liabilities in the Consolidated Statements of Assets and Liabilities	856,790	426,839

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(383,305)	(129,691)

Total derivative assets and liabilities subject to an MNA	$473,485	$297,148

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Consolidated Statements of Assets and Liabilities.

The following table presents the Trust’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the Trust:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)(c)

Bank of America N.A.	$6,168	$(6,168)		$—	$—	$—
Barclays Bank PLC	1,264	(1,264)		—	—	—
BNP Paribas SA	79,135	—		—	—	79,135
Credit Suisse International	15,074	(3,393)		—	—	11,681
Goldman Sachs International	13,260	(789)		—	—	12,471
JPMorgan Chase Bank N.A.	69,245	(69,245)		—	—	—
Morgan Stanley & Co. International PLC	265,945	(88,238)		—	(20,000)	157,707
Nomura International PLC	972	—		—	—	972

72	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT)

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)(c)

Royal Bank of Canada	$492	$(492)		$—	$—	$—
Toronto-Dominion Bank	21,930	(3,517)		—	—	18,413

	$473,485	$(173,106)		$—	$(20,000)	$280,379

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged (d)	Net Amount of Derivative Liabilities	(b)(e)

Bank of America N.A.	$24,259	$(6,168)		$—	$—	$18,091

Barclays Bank PLC	21,539	(1,264)		—	—	20,275

Citibank N.A.	4,301	—		—	—	4,301

Credit Suisse International	3,393	(3,393)		—	—	—

Deutsche Bank AG	59,192	—		—	—	59,192

Goldman Sachs International	789	(789)		—	—	—

JPMorgan Chase Bank N.A.	86,658	(69,245)		—	(17,413)	—

Morgan Stanley & Co. International PLC	88,238	(88,238)		—	—	—

Royal Bank of Canada	3,717	(492)		—	—	3,225

State Street Bank and Trust Co.	1,545	—		—	—	1,545
Toronto-Dominion Bank	3,517	(3,517)		—	—	—

	$297,148	$(173,106)		$—	$(17,413)	$106,629

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(e)

Net amount represents the net amount payable due to counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Consolidated Statements of Assets and Liabilities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$1,721,719	$—	$1,721,719
Common Stocks
Capital Markets	—	611,549	—	611,549
Chemicals	716,256	—	—	716,256
Electrical Equipment	10,045	—	—	10,045
Energy Equipment & Services	9,154	—	—	9,154
Financial Services	307,154	—	1	307,155
Ground Transportation	641,506	—	—	641,506
Hotels, Restaurants & Leisure	1,021,170	—	—	1,021,170
IT Services	160,450	—	—	160,450
Metals & Mining	2,390,679	—	—	2,390,679
Oil, Gas & Consumable Fuels	—	—	22,235	22,235
Pharmaceuticals	845,260	—	—	845,260
Real Estate Management & Development	4,976	2,152	—	7,128
Semiconductors & Semiconductor Equipment	3,604	—	—	3,604
Software	1,150,200	—	—	1,150,200

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	73

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Corporate Bonds
Aerospace & Defense	$—	$84,515,455	$—	$84,515,455
Air Freight & Logistics	—	745,286	—	745,286
Automobile Components	—	35,333,009	—	35,333,009
Automobiles	—	29,220,180	—	29,220,180
Banks	—	9,325,638	—	9,325,638
Beverages	—	46,177,733	—	46,177,733
Biotechnology	—	400,757	—	400,757
Broadline Retail	—	648,761	—	648,761
Building Materials	—	29,093,564	—	29,093,564
Building Products	—	22,526,538	—	22,526,538
Capital Markets	—	29,325,611	—	29,325,611
Chemicals	—	41,868,083	—	41,868,083
Commercial Services & Supplies	—	42,129,658	—	42,129,658
Communications Equipment	—	14,044,187	—	14,044,187
Construction Materials	—	4,121,490	—	4,121,490
Consumer Discretionary	—	52,958,115	—	52,958,115
Consumer Finance	164,144	48,481,966	—	48,646,110
Consumer Staples Distribution & Retail	—	15,813,396	—	15,813,396
Containers & Packaging	—	13,007,334	—	13,007,334
Diversified Consumer Services	—	43,868,204	—	43,868,204
Diversified REITs	—	20,168,981	—	20,168,981
Diversified Telecommunication Services	—	33,893,015	—	33,893,015
Electric Utilities	—	7,816,931	—	7,816,931
Electrical Equipment	—	8,399,092	—	8,399,092
Electronic Equipment, Instruments & Components	—	7,157,496	—	7,157,496
Energy Equipment & Services	—	18,081,036	—	18,081,036
Entertainment	—	922,932	—	922,932
Environmental, Maintenance & Security Service	—	20,254,815	—	20,254,815
Financial Services	—	26,733,404	—	26,733,404
Food Products	—	18,310,239	—	18,310,239
Gas Utilities	—	1,847,504	—	1,847,504
Health Care Equipment & Supplies	—	9,906,545	—	9,906,545
Health Care Providers & Services	—	47,470,418	—	47,470,418
Health Care Technology	—	13,472,211	—	13,472,211
Hotels, Restaurants & Leisure	—	86,123,339	—	86,123,339
Household Durables	—	14,474,169	—	14,474,169
Household Products	—	555,398	—	555,398
Independent Power and Renewable Electricity Producers	—	5,182,556	—	5,182,556
Industrial Conglomerates	—	913,171	—	913,171
Insurance	—	45,418,771	—	45,418,771
Interactive Media & Services	—	1,191,976	—	1,191,976
Internet Software & Services	—	22,610,259	—	22,610,259
IT Services	—	30,309,558	—	30,309,558
Leisure Products	—	753,799	—	753,799
Machinery	—	22,344,686	—	22,344,686
Marine Transportation	—	245,540	—	245,540
Media	—	153,834,809	—	153,834,809
Metals & Mining	—	50,815,575	—	50,815,575
Mortgage Real Estate Investment Trusts (REITs)	—	155,643	—	155,643
Multi-Utilities	—	1,545,896	—	1,545,896
Offshore Drilling & Other Services	—	8,641,926	—	8,641,926
Oil, Gas & Consumable Fuels	174,055	224,465,480	—	224,639,535
Passenger Airlines	—	29,276,262	—	29,276,262
Personal Care Products	—	188,434	—	188,434
Pharmaceuticals	—	12,036,153	—	12,036,153
Real Estate	—	2,123,802	—	2,123,802
Real Estate Management & Development	—	5,812,578	—	5,812,578
Semiconductors & Semiconductor Equipment	—	5,279,377	—	5,279,377
Software	—	56,939,247	—	56,939,247
Specialized REITs	—	5,723,193	—	5,723,193
Specialty Retail	—	5,018,070	—	5,018,070
Technology Hardware, Storage & Peripherals	—	6,031,066	—	6,031,066
Textiles, Apparel & Luxury Goods	189,022	3,153,242	—	3,342,264

74	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Corporate Bonds (continued)
Transportation Infrastructure	$—	$839,889	$—	$839,889
Wireless Telecommunication Services	—	18,891,943	—	18,891,943
Floating Rate Loan Interests	—	209,068,583	14,339,850	223,408,433
Preferred Securities
Capital Trusts	—	15,196,536	—	15,196,536
Preferred Stocks	321,684	—	13,234,499	13,556,183
Options Purchased
Equity Contracts	270,369	—	—	270,369
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(20,170)	—	(20,170)

	$8,379,728	$1,845,515,760	$27,596,585	1,881,492,073

Investments Valued at NAV(b)				6,887

				$1,881,498,960

Derivative Financial Instruments(c)
Assets
Credit Contracts	$—	$538,211	$—	$538,211
Foreign Currency Exchange Contracts	—	103,226	—	103,226
Interest Rate Contracts	—	287,928	—	287,928
Liabilities
Credit Contracts	—	(36,031)	—	(36,031)
Equity Contracts	(87,588)	—	—	(87,588)
Foreign Currency Exchange Contracts	—	(11,995)	—	(11,995)
Interest Rate Contracts	(30,441)	—	—	(30,441)

	$(118,029)	$881,339	$—	$763,310

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Certain investments of the Trust were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $551,000,000 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Floating Rate Loan Interests	Preferred Stocks	Total

Assets
Opening balance, as of December 31, 2022	$22,236	$12,296,415	$12,439,882	$24,758,533
Transfers into Level 3	—	2,364,303	—	2,364,303
Transfers out of Level 3	—	(2,427,075)	—	(2,427,075)
Accrued discounts/premiums	—	15,640	—	15,640
Net realized gain (loss)	—	549	—	549
Net change in unrealized appreciation (depreciation)(a)(b)	—	118,401	794,617	913,018
Purchases	—	1,980,625	—	1,980,625
Sales	—	(9,008)	—	(9,008)

Closing balance, as of June 30, 2023	$22,236	$14,339,850	$13,234,499	$27,596,585

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2023(b)	$—	$118,401	$794,618	$913,019

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statements of Operations.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	75

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT)

The Trust’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

See notes to financial statements.

76	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) June 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities
AGL CLO 12 Ltd.(a)(b)
Series 2021-12A, Class B, (3-mo. LIBOR US + 1.60%), 6.85%, 07/20/34	USD	890	$874,774
Series 2021-12A, Class C, (3-mo. LIBOR US + 1.85%), 7.10%, 07/20/34		500	485,337
AGL CLO 5 Ltd., Series 2020-5A, Class A1R, (3-mo. LIBOR US + 1.16%), 6.41%, 07/20/34(a)(b)		1,000	982,000
AIG CLO 2019-2 Ltd., Series 2019-2A, Class AR, (3-mo. LIBOR US + 1.10%), 6.36%, 10/25/33(a)(b)		1,000	989,728
AIG CLO 2021-2 LLC, Series 2021-2A, Class B, (3-mo. LIBOR US + 1.75%), 7.00%, 07/20/34(a)(b)		1,000	977,726
AIG CLO LLC(a)(b)
Series 2018-1A, Class A1R, (3-mo. LIBOR US + 1.12%), 6.37%, 04/20/32		3,500	3,469,346
Series 2021-1A, Class A, (3-mo. LIBOR US + 1.10%), 6.37%, 04/22/34		2,000	1,970,275
AIMCO CLO 14 Ltd., Series 2021-14A, Class A, (3-mo. LIBOR US + 0.99%), 6.24%, 04/20/34(a)(b)		3,000	2,958,234
Allegro CLO II-S Ltd., Series 2014-1RA, Class B, (3-mo. LIBOR US + 2.15%), 7.41%, 10/21/28(a)(b)		500	493,741
Allegro CLO VI Ltd.(a)(b)
Series 2017-2A, Class B, (3-mo. LIBOR US + 1.50%), 6.76%, 01/17/31		360	354,082
Series 2017-2A, Class C, (3-mo. LIBOR US + 1.80%), 7.06%, 01/17/31		2,400	2,301,814
American Airlines, Inc., 5.18%, 08/15/23(c)		520	520,960
Anchorage Capital CLO 3-R Ltd., Series 2014-3RA, Class C, (3-mo. LIBOR US + 1.85%), 7.12%, 01/28/31(a)(b)		1,000	946,198
Anchorage Capital CLO Ltd., Series 2013-1A, Class BR, (3-mo. LIBOR US + 2.15%), 7.39%, 10/13/30(a)(b)		1,000	979,999
Apidos CLO XV, Series 2013-15A, Class DRR, (3-mo. LIBOR US + 2.70%), 7.95%, 04/20/31(a)(b)		1,000	933,118
Apidos CLO XX, Series 2015-20A, Class BRR, (3-mo. LIBOR US + 1.95%), 7.21%, 07/16/31(a)(b)		1,000	973,048
Apidos CLO XXXIII, Series 2020-33A, Class AR, (3-mo. LIBOR US + 1.15%), 6.42%, 10/24/34(a)(b)		2,000	1,962,890
Apidos CLO XXXVII, Series 2021-37A, Class A, (3-mo. LIBOR US + 1.13%), 6.40%, 10/22/34(a)(b)		3,000	2,964,655
Ares XLVII CLO Ltd., Series 2018-47A, Class D, (3-mo. LIBOR US + 2.70%), 7.96%, 04/15/30(a)(b)		1,500	1,346,620
Ares XLVIII CLO Ltd., Series 2018-48A, Class C, (3-mo. LIBOR US + 1.80%), 7.05%, 07/20/30(a)(b)		500	478,981
Ares XXXVII CLO Ltd.(a)(b)
Series 2015-4A, Class A3R, (3-mo. LIBOR US + 1.50%), 6.76%, 10/15/30		1,000	980,892
Series 2015-4A, Class BR, (3-mo. LIBOR US + 1.80%), 7.06%, 10/15/30		1,750	1,690,133
Atlas Senior Loan Fund XII Ltd., Series 2018-12A, Class A1, (3-mo. LIBOR US + 1.18%), 6.45%, 10/24/31(a)(b)		400	396,076
Atrium XV, Series 15A, Class C, (3-mo. LIBOR US + 2.20%), 7.47%, 01/23/31(a)(b)		250	246,435
Benefit Street Partners CLO XII Ltd., Series 2017- 12A, Class B, (3-mo. LIBOR US + 2.00%), 7.26%, 10/15/30(a)(b)		1,000	972,656

Security	Par (000)		Value

Asset-Backed Securities (continued)
Benefit Street Partners CLO XVI Ltd., Series 2018- 16A, Class A1R, (3-mo. LIBOR US + 1.03%), 6.29%, 01/17/32(a)(b)	USD	1,900	$1,875,300
Canyon CLO Ltd., Series 2020-3A, Class C, (3-mo. LIBOR US + 2.50%), 7.76%, 01/15/34(a)(b)		500	487,265
Carlyle C17 CLO Ltd., Series C17A, Class BR, (3-mo. LIBOR US + 1.85%), 7.15%, 04/30/31(a)(b)		1,000	975,158
CarVal CLO I Ltd., Series 2018-1A, Class D, (3-mo. LIBOR US + 2.89%), 8.15%, 07/16/31(a)(b)		500	468,893
Cedar Funding XII CLO Ltd., Series 2020-12A, Class A1R, (3-mo. LIBOR US + 1.13%), 6.39%, 10/25/34(a)(b)		1,000	978,430
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class A, (3-mo. LIBOR US + 1.10%), 6.36%, 07/15/33(a)(b)		2,000	1,973,633
CIFC Funding 2020-III Ltd., Series A1R, Class 3A, (3-mo. LIBOR US + 1.13%), 6.38%, 10/20/34(a)(b)		1,000	980,590
CIFC Funding I Ltd., Series 2021-1A, Class A1, (3-mo. LIBOR US + 1.11%), 6.37%, 04/25/33(a)(b)		1,500	1,491,448
CIFC Funding II Ltd.(a)(b)
Series 2019-2A, Class BR, (3-mo. LIBOR US + 1.50%), 6.76%, 04/17/34		900	880,030
Series 2020-2A, Class AR, (3-mo. LIBOR US + 1.17%), 6.42%, 10/20/34		1,200	1,178,880
CIFC Funding Ltd.(a)(b)
Series 2013-2A, Class A3LR, (3-mo. LIBOR US + 1.95%), 7.21%, 10/18/30		1,000	967,663
Series 2018-1A, Class C, (3-mo. LIBOR US + 1.75%), 7.01%, 04/18/31		1,000	969,828
Series 2018-1A, Class D, (3-mo. LIBOR US + 2.65%), 7.91%, 04/18/31		1,200	1,131,920
CIFC Funding V Ltd., Series 2019-5A, Class A2RS, (3-mo. LIBOR US + 1.75%), 7.01%, 01/15/35(a)(b)		1,000	995,626
Dryden 77 CLO Ltd., Series 2020-77A, Class AR, (3-mo. LIBOR US + 1.12%), 6.50%, 05/20/34(a)(b)		3,500	3,430,923
Elmwood CLO 15 Ltd., Series 2022-2A, Class A1, (3-mo. CME Term SOFR + 1.34%), 6.41%, 04/22/35(a)(b)		1,200	1,181,653
Elmwood CLO II Ltd., Series 2019-2A, Class AR, (3-mo. LIBOR US + 1.15%), 6.40%, 04/20/34(a)(b)		2,000	1,969,465
Elmwood CLO V Ltd., Series 2022-2A, Class AR, (3-mo. LIBOR US + 1.15%), 6.40%, 10/20/34(a)(b)		1,000	985,967
Elmwood CLO VII Ltd., Series 2020-4A, Class A, (3-mo. LIBOR US + 1.39%), 6.65%, 01/17/34(a)(b)		2,000	1,983,550
Elmwood CLO VIII Ltd., Series 2021-1A, Class A1, (3-mo. LIBOR US + 1.24%), 6.49%, 01/20/34(a)(b)		2,000	1,977,570
Elmwood CLO XII Ltd., Series 2019-2A, Class B, (3-mo. LIBOR US + 1.70%), 6.95%, 01/20/35(a)(b)		2,000	1,936,394
Flatiron CLO 21 Ltd., Series 2021-1A, Class A1, (3-mo. LIBOR US + 1.11%), 6.38%, 07/19/34(a)(b)		1,931	1,895,347
Galaxy XX CLO Ltd., Series 2015-20A, Class D1R, (3-mo. LIBOR US + 2.60%), 7.85%, 04/20/31(a)(b)		1,000	912,462
Generate CLO 2 Ltd.(a)(b)
Series 2A, Class CR, (3-mo. LIBOR US + 1.85%), 7.12%, 01/22/31		1,500	1,453,526
Series 2A, Class DR, (3-mo. LIBOR US + 2.60%), 7.87%, 01/22/31		1,800	1,692,359
Generate CLO 6 Ltd., Series A1R, Class 6A, (3-mo. LIBOR US + 1.20%), 6.47%, 01/22/35(a)(b)		2,500	2,449,080

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Golub Capital Partners CLO 41B-R Ltd., Series 2019- 41A, Class AR, (3-mo. LIBOR US + 1.32%), 6.57%, 01/20/34(a)(b)	USD	1,000	$993,485
Golub Capital Partners CLO 52B Ltd., Series 2020- 52A, Class A1, (3-mo. LIBOR US + 1.44%), 6.69%, 01/20/34(a)(b)		2,000	1,982,044
Golub Capital Partners CLO 53B Ltd., Series 2021- 53A, Class B, (3-mo. LIBOR US + 1.80%), 7.05%, 07/20/34(a)(b)		1,000	968,516
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class A, (3-mo. LIBOR US + 1.22%), 6.47%, 04/20/34(a)(b)		2,000	1,963,049
Highbridge Loan Management Ltd.(a)(b)
Series 12A-18, Class B, (3-mo. LIBOR US + 1.85%), 7.11%, 07/18/31		1,250	1,228,145
Series 4A-2014, Class A2R, (3-mo. LIBOR US + 1.50%), 6.77%, 01/28/30		650	645,447
HPS Loan Management Ltd., Series 6A-2015, Class BR, (3-mo. LIBOR US + 1.75%), 7.08%, 02/05/31(a)(b)		1,500	1,455,943
Long Point Park CLO Ltd., Series 2017-1A, Class B, (3-mo. LIBOR US + 1.70%), 6.96%, 01/17/30(a)(b)		1,000	968,391
Madison Park Funding L Ltd., Series 2021-50A, Class A, (3-mo. CME Term SOFR + 1.40%), 6.43%, 04/19/34(a)(b)		1,270	1,249,362
Madison Park Funding XIII Ltd., Series 2014-13A, Class CR2, (3-mo. LIBOR US + 1.90%), 7.17%, 04/19/30(a)(b)		1,000	980,689
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, (3-mo. LIBOR US + 1.15%), 6.42%, 04/19/33(a)(b)		1,000	991,310
Madison Park Funding XXVII Ltd.(a)(b)
Series 2018-27A, Class B, (3-mo. LIBOR US + 1.80%), 7.05%, 04/20/30		1,000	974,822
Series 2018-27A, Class C, (3-mo. LIBOR US + 2.60%), 7.85%, 04/20/30		1,000	945,115
Madison Park Funding XXXVIII Ltd., Series 2021- 38A, Class A, (3-mo. LIBOR US + 1.12%), 6.38%, 07/17/34(a)(b)		1,070	1,054,116
Marble Point CLO XI Ltd., Series 2017-2A, Class B, (3-mo. LIBOR US + 1.50%), 6.76%, 12/18/30(a)(b)		1,000	963,745
MP CLO III Ltd., Series 2013-1A, Class CR, (3-mo. LIBOR US + 2.00%), 7.25%, 10/20/30(a)(b)		1,000	967,063
Neuberger Berman CLO XXII Ltd.(a)(b)
Series 2016-22A, Class BR, (3-mo. LIBOR US + 1.65%), 6.91%, 10/17/30		400	398,113
Series 2016-22A, Class CR, (3-mo. LIBOR US + 2.20%), 7.46%, 10/17/30		1,000	978,184
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class C, (3-mo. LIBOR US + 1.75%), 7.01%, 10/18/30(a)(b)		1,500	1,458,399
Neuberger Berman Loan Advisers CLO 27 Ltd.,
Series 2018-27A, Class D, (3-mo. LIBOR US + 2.60%), 7.86%, 01/15/30(a)(b)		1,000	942,843
Neuberger Berman Loan Advisers CLO 35 Ltd.,
Series 2019-35A, Class A1, (3-mo. LIBOR US + 1.34%), 6.61%, 01/19/33(a)(b)		1,000	993,585
Neuberger Berman Loan Advisers CLO 45 Ltd.,
Series 2021-45A, Class A, (3-mo. LIBOR US + 1.13%), 6.38%, 10/14/35(a)(b)		3,000	2,943,000

Security	Par (000)		Value

Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 47 Ltd.,
Series 2022-47A, Class A, (3-mo. CME Term SOFR + 1.30%), 6.29%, 04/14/35(a)(b)	USD	1,000	$981,934
OCP CLO Ltd.(a)(b)
Series 2014-6A, Class BR, (3-mo. LIBOR US + 2.15%), 7.41%, 10/17/30		500	489,140
Series 2016-11A, Class BR, (3-mo. LIBOR US + 2.45%), 7.72%, 10/26/30		1,500	1,472,792
Series 2017-14A, Class B, (3-mo. LIBOR US + 1.95%), 7.33%, 11/20/30		1,000	974,716
Octagon Investment Partners 26 Ltd., Series 2016- 1A, Class DR, (3-mo. LIBOR US + 2.85%), 8.11%, 07/15/30(a)(b)		500	439,568
Octagon Investment Partners 34 Ltd., Series 2017- 1A, Class B1, (3-mo. LIBOR US + 1.40%), 6.65%, 01/20/30(a)(b)		1,000	977,026
Octagon Investment Partners XVII Ltd.(a)(b)
Series 2013-1A, Class BR2, (3-mo. LIBOR US + 1.40%), 6.66%, 01/25/31		1,000	973,113
Series 2013-1A, Class CR2, (3-mo. LIBOR US + 1.70%), 6.96%, 01/25/31		1,000	945,078
Octagon Investment Partners XXII Ltd., Series 2014- 1A, Class CRR, (3-mo. LIBOR US + 1.90%), 7.17%, 01/22/30(a)(b)		900	864,501
OHA Credit Funding 10 Ltd., Series 2021-10A, Class A, (3-mo. LIBOR US + 1.13%), 6.39%, 01/18/36(a)(b)		1,500	1,484,942
OHA Credit Funding 3 Ltd., Series 2019-3A, Class AR, (3-mo. LIBOR US + 1.14%), 6.39%, 07/02/35(a)(b)		1,750	1,725,409
OHA Credit Funding 5 Ltd., Series 2020-5A, Class A1, (3-mo. LIBOR US + 1.17%), 6.43%, 04/18/33(a)(b)		1,000	994,109
OHA Credit Funding 7 Ltd., Series 2020-7A, Class AR, (3-mo. CME Term SOFR + 1.30%), 6.33%, 02/24/37(a)(b)		1,250	1,228,986
OHA Credit Partners XII Ltd., Series 2015-12A, Class DR, (3-mo. LIBOR US + 2.90%), 8.17%, 07/23/30(a)(b)		600	568,555
OHA Credit Partners XVI, Series 2021-16A, Class A, (3-mo. LIBOR US + 1.15%), 6.41%, 10/18/34(a)(b)		750	739,971
OZLM XXI Ltd., Series 2017-21A, Class B, (3-mo. LIBOR US + 1.90%), 7.15%, 01/20/31(a)(b)		1,800	1,752,081
Palmer Square CLO Ltd.(a)(b)
Series 2015-1A, Class A2R4, (3-mo. LIBOR US + 1.70%), 7.08%, 05/21/34		2,500	2,459,165
Series 2018-1A, Class A2, (3-mo. LIBOR US + 1.45%), 6.71%, 04/18/31		1,500	1,486,512
Series 2019-1A, Class CR, (3-mo. LIBOR US + 3.05%), 8.37%, 11/14/34		1,000	937,039
Series 2020-3A, Class A1AR, (3-mo. LIBOR US + 1.08%), 6.40%, 11/15/31		1,500	1,486,664
Series 2021-2A, Class A, (3-mo. LIBOR US + 1.15%), 6.41%, 07/15/34		2,000	1,972,653
Series 2021-4A, Class B, (3-mo. LIBOR US + 1.65%), 6.91%, 10/15/34		1,250	1,234,760
Regatta VI Funding Ltd., Series 2016-1A, Class AR2, (3-mo. LIBOR US + 1.16%), 6.41%, 04/20/34(a)(b)		2,000	1,977,068
Regatta VII Funding Ltd., Series 2016-1A, Class DR2, (3-mo. LIBOR US + 3.05%), 8.56%, 06/20/34(a)(b)		500	475,599

78	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Regatta XV Funding Ltd., Series 2018-4A, Class A2, (3-mo. LIBOR US + 1.85%), 7.11%, 10/25/31(a)(b)	USD	1,200	$1,180,859
Regatta XVI Funding Ltd.(a)(b)
Series 2019-2A, Class C, (3-mo. LIBOR US + 2.70%), 7.96%, 01/15/33		1,000	1,007,213
Series 2019-2A, Class D, (3-mo. LIBOR US + 3.90%), 9.16%, 01/15/33		1,000	976,276
Regatta XVIII Funding Ltd., Series 2021-1A, Class B, (3-mo. LIBOR US + 1.45%), 6.71%, 01/15/34(a)(b)		1,000	977,868
Rockford Tower CLO Ltd.(a)(b)
Series 2017-3A, Class A, (3-mo. LIBOR US + 1.19%), 6.44%, 10/20/30		1,908	1,897,011
Series 2017-3A, Class D, (3-mo. LIBOR US + 2.65%), 7.90%, 10/20/30		1,000	929,780
RR 5 Ltd., Series 2018-5A, Class C, (3-mo. LIBOR US + 3.10%), 8.36%, 10/15/31(a)(b)		650	601,753
Signal Peak CLO 8 Ltd.(a)(b)
Series 2020-8A, Class A, (3-mo. LIBOR US + 1.27%), 6.52%, 04/20/33		6,000	5,925,000
Series 2020-8A, Class B, (3-mo. LIBOR US + 1.65%), 6.90%, 04/20/33		1,650	1,625,377
Sixth Street CLO XX Ltd., Series 2021-20A, Class A1, (3-mo. LIBOR US + 1.16%), 6.41%, 10/20/34(a)(b)		1,325	1,303,137
Sound Point CLO XXI Ltd., Series 2018-3A, Class A1A, (3-mo. LIBOR US + 1.18%), 6.45%, 10/26/31(a)(b)		1,400	1,384,768
Stewart Park CLO Ltd., Series 2015-1A, Class DR, (3-mo. LIBOR US + 2.60%), 7.86%, 01/15/30(a)(b)		1,500	1,340,414
Symphony CLO XXVIII Ltd., Series 2021-28A, Class A, (3-mo. LIBOR US + 1.14%), 6.41%, 10/23/34(a)(b)		1,900	1,877,153
Tiaa CLO III Ltd., Series 2017-2A, Class A, (3-mo. LIBOR US + 1.15%), 6.41%, 01/16/31(a)(b)		2,409	2,392,059
TICP CLO IX Ltd., Series 2017-9A, Class A, (3-mo. LIBOR US + 1.14%), 6.39%, 01/20/31(a)(b)		963	956,579
TICP CLO VI Ltd., Series 2016-6A, Class AR2, (3-mo. LIBOR US + 1.12%), 6.38%, 01/15/34(a)(b)		2,000	1,980,672
TICP CLO X Ltd., Series 2018-10A, Class B, (3-mo. LIBOR US + 1.47%), 6.72%, 04/20/31(a)(b)		1,300	1,277,278
TICP CLO XII Ltd., Series 2018-12A, Class BR, (3-mo. LIBOR US + 1.65%), 6.91%, 07/15/34(a)(b)		1,000	974,074
TICP CLO XIV Ltd., Series 2019-14A, Class A2R, (3-mo. LIBOR US + 1.65%), 6.90%, 10/20/32(a)(b)		1,750	1,722,116
Trimaran CAVU Ltd.(a)(b)
Series 2021-2A, Class B1, (3-mo. LIBOR US + 1.75%), 7.01%, 10/25/34		1,500	1,460,227
Series 2022-2A, Class A, (3-mo. CME Term SOFR + 2.50%), 7.55%, 01/20/36		2,500	2,517,454
Series 2022-2A, Class B1, (3-mo. CME Term SOFR + 3.40%), 8.45%, 01/20/36		1,500	1,512,677
Whitebox CLO I Ltd., Series 2019-1A, Class ANAR, (3-mo. LIBOR US + 1.13%), 6.40%, 07/24/32(a)(b)		1,000	987,653
Whitebox CLO IV Ltd.(a)(b)
Series 2023-4A, Class A1, (3-mo. CME Term SOFR + 2.15%), 6.93%, 04/20/36		2,000	1,992,271

Security		Par (000)	Value

Asset-Backed Securities (continued)
Whitebox CLO IV Ltd.(a)(b) (continued)
Series 2023-4A, Class B1, (3-mo. CME Term SOFR + 2.60%), 7.38%, 04/20/36	USD	1,000	$988,629
York CLO 1 Ltd., Series 2014-1A, Class ARR, (3-mo. LIBOR US + 1.12%), 6.39%, 10/22/29(a)(b)		1,563	1,548,832

Total Asset-Backed Securities — 15.7% (Cost: $165,212,405)			164,496,555

Corporate Bonds

Aerospace & Defense — 4.8%
Boeing Co., 5.15%, 05/01/30(d)		6,775	6,709,622
Bombardier, Inc.(b)
7.50%, 03/15/25		42	42,072
7.13%, 06/15/26(d)		1,322	1,313,093
7.88%, 04/15/27(d)		1,347	1,343,532
7.50%, 02/01/29(d)		1,713	1,693,035
7.45%, 05/01/34		327	372,780
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(b)		1,000	905,000
General Dynamics Corp., 4.25%, 04/01/50(d)		1,260	1,154,978
Howmet Aerospace, Inc., 5.13%, 10/01/24		39	38,562
Moog, Inc., 4.25%, 12/15/27(b)		320	296,123
Northrop Grumman Corp.(d)
4.03%, 10/15/47		2,400	2,061,860
5.25%, 05/01/50		3,050	3,099,655
Raytheon Technologies Corp.(d)
4.63%, 11/16/48		2,805	2,616,902
3.13%, 07/01/50		3,545	2,567,148
Rolls-Royce PLC(b)
3.63%, 10/14/25		200	188,946
5.75%, 10/15/27		1,933	1,889,999
Spirit AeroSystems, Inc.(b)
7.50%, 04/15/25		332	328,052
9.38%, 11/30/29		974	1,042,740
TransDigm, Inc.
6.25%, 03/15/26(b)(d)		16,639	16,557,682
6.38%, 06/15/26		8	7,896
7.50%, 03/15/27		432	432,614
6.75%, 08/15/28(b)		3,929	3,943,891
Triumph Group, Inc., 9.00%, 03/15/28(b)		1,348	1,376,361

			49,982,543

Automobile Components — 1.4%
Clarios Global LP, 6.75%, 05/15/25(b)		631	631,386
Clarios Global LP/Clarios U.S. Finance Co.
4.38%, 05/15/26(e)	EUR	246	255,442
6.25%, 05/15/26(b)(d)	USD	4,933	4,901,233
8.50%, 05/15/27(b)(d)		6,981	6,992,421
6.75%, 05/15/28		1,200	1,195,803
Goodyear Tire & Rubber Co.
5.00%, 07/15/29(d)		207	186,659
5.63%, 04/30/33		53	46,140
SK On Co. Ltd., 5.38%, 05/11/26(e)		200	198,600

			14,407,684

Automobiles — 1.5%
Asbury Automotive Group, Inc.
4.50%, 03/01/28		197	180,611
5.00%, 02/15/32(b)		293	255,114

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Automobiles (continued)
Ford Motor Co.
3.25%, 02/12/32(d)	USD	908	$714,309
6.10%, 08/19/32		5,265	5,102,607
Ford Motor Credit Co. LLC
5.13%, 06/16/25		1,270	1,235,113
2.70%, 08/10/26		613	547,271
4.95%, 05/28/27(d)		400	377,315
6.80%, 05/12/28		886	886,812
5.11%, 05/03/29		200	185,482
7.35%, 03/06/30		635	648,489
3.63%, 06/17/31		256	209,824
General Motors Co.(d)
6.25%, 10/02/43		940	919,227
5.95%, 04/01/49		3,455	3,228,267
Hyundai Capital America(e)
5.50%, 03/30/26		200	198,194
2.38%, 10/15/27		200	174,979
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27(e)		500	439,299
LCM Investments Holdings II LLC, 4.88%, 05/01/29(b)		456	390,218
Lithia Motors, Inc., 3.88%, 06/01/29(b)		269	233,722
TML Holdings Pte. Ltd., 4.35%, 06/09/26(d)(e)		200	186,282

			16,113,135

Banks — 4.1%
ABQ Finance Ltd., 3.13%, 09/24/24(d)(e)		200	192,938
Abu Dhabi Commercial Bank PJSC, 3.50%, 03/31/27(e)		212	200,206
Agricultural Bank of China Ltd., 1.25%, 01/19/26(e)		200	181,364
Australia & New Zealand Banking Group Ltd., (5-year CMT + 1.70%), 2.57%, 11/25/35(a)(b)(d)		5,445	4,136,102
Bangkok Bank PCL
4.45%, 09/19/28(e)		200	193,030
(5-year CMT + 1.90%), 3.73%, 09/25/34(a)(e)		200	170,366
(5-year CMT + 4.73%), 5.00%		222	210,540
Bank Mandiri Persero Tbk PT, 5.50%, 04/04/26(e)		200	199,272
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(d)(e)		200	184,328
Bank of China Ltd.(e)
1.00%, 11/02/24		200	188,336
1.40%, 04/28/26		200	180,074
Bank of East Asia Ltd., (5-year CMT + 5.53%), 5.83%(a)(e)(f)		750	653,738
China Construction Bank Corp., (5-year CMT + 2.15%), 2.45%, 06/24/30(a)(e)		200	187,878
Citigroup, Inc., (1-day SOFR + 2.66%), 6.17%, 05/25/34(d)		2,740	2,763,872
Industrial & Commercial Bank of China Ltd., 2.95%, 06/01/25(e)		200	190,926
Industrial & Commercial Bank of China Macau Ltd., (5-year CMT + 1.65%), 2.88%, 09/12/29(a)(e)		200	192,734
Intesa Sanpaolo SpA, 5.71%, 01/15/26(b)(d)		9,840	9,367,977
Kasikornbank PCL(a)(e)
(5-year CMT + 1.70%), 3.34%, 10/02/31(d)		468	413,244
(5-year CMT + 3.34%), 4.00%(f)		300	254,295
Kasikornbank PCL/Hong Kong, 5.46%, 03/07/28(e)		200	200,564
Macquarie Bank Ltd., 6.80%, 01/18/33(b)(d)		5,110	5,127,314
NongHyup Bank, 4.00%, 01/06/26(e)		200	192,314
QNB Finance Ltd., 2.63%, 05/12/25(e)		200	189,304
Shinhan Financial Group Co. Ltd., 1.35%, 01/10/26(e)		200	180,242

Security		Par (000)	Value

Banks (continued)
SNB Funding Ltd., 2.75%, 10/02/24(e)	USD	200	$192,490
Truist Financial Corp., (1-day SOFR + 2.05%), 6.05%, 06/08/27(d)		9,310	9,313,865
United Overseas Bank Ltd., 1.25%, 04/14/26(e)		200	179,496
Wells Fargo & Co.(d)
5.61%, 01/15/44		4,119	3,954,313
(1-day SOFR + 1.51%), 3.53%, 03/24/28(a)		4,075	3,803,399

			43,394,521

Beverages — 2.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(d)		6,170	5,897,229
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 01/23/49(d)		5,000	5,269,968
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(b)(d)(g)		2,781	2,253,016
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b)
6.00%, 06/15/27		509	500,024
3.25%, 09/01/28		200	171,794
4.00%, 09/01/29(d)		3,414	2,703,867
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 04/30/25(b)		200	195,619
2.13%, 08/15/26(e)	EUR	304	294,438
5.25%, 08/15/27(b)	USD	200	169,416
Ball Corp.
5.25%, 07/01/25		30	29,741
6.00%, 06/15/29(d)		290	287,825
3.13%, 09/15/31(d)		234	192,481
Canpack SA/Canpack U.S. LLC, 3.13%, 11/01/25(b)		228	208,050
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26		151	156,100
Mauser Packaging Solutions Holding Co.(b)
7.88%, 08/15/26(d)		4,571	4,541,327
9.25%, 04/15/27		154	142,142
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/27(b)		59	58,420
Trivium Packaging Finance BV(b)
5.50%, 08/15/26		2,830	2,717,237
8.50%, 08/15/27		2,393	2,303,542

			28,092,236

Biotechnology — 0.6%
Baxalta, Inc., 5.25%, 06/23/45(d)		6,000	5,913,841

Broadline Retail — 0.1%
Alibaba Group Holding Ltd.
3.60%, 11/28/24		200	193,608
2.70%, 02/09/41		200	134,218
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(b)		222	206,636

			534,462

Building Materials — 0.8%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(b)		336	317,518
Emerald Debt Merger Sub LLC, 6.63%, 12/15/30(b)		3,889	3,854,971
Jeld-Wen, Inc., 4.63%, 12/15/25(b)		257	248,969
Masonite International Corp., Class C, 5.38%, 02/01/28(b)		235	224,007
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/28(b)		163	148,335

80	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Building Materials (continued)
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(b)	USD	1,232	$1,161,830
Standard Industries, Inc.
2.25%, 11/21/26(e)	EUR	156	150,902
5.00%, 02/15/27(b)	USD	412	392,656
4.75%, 01/15/28(b)		26	24,212
4.38%, 07/15/30(b)		1,513	1,310,405
3.38%, 01/15/31(b)		350	281,765
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(b)		90	85,029

			8,200,599

Building Products — 1.0%
Advanced Drainage Systems, Inc.(b)
5.00%, 09/30/27		173	163,730
6.38%, 06/15/30		724	716,232
Beacon Roofing Supply, Inc., 4.13%, 05/15/29(b)		86	76,110
GYP Holdings III Corp., 4.63%, 05/01/29(b)		350	308,000
Lowe’s Cos., Inc., 5.63%, 04/15/53(d)		4,345	4,342,397
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26(b)		113	106,763
SRS Distribution, Inc.(b)
4.63%, 07/01/28		904	807,069
6.13%, 07/01/29(d)		1,046	903,359
6.00%, 12/01/29(d)		763	658,507
White Cap Buyer LLC, 6.88%, 10/15/28(b)(d)		2,117	1,918,531
White Cap Parent LLC, (8.25% Cash or 9.00% PIK), 8.25%, 03/15/26(b)(g)		96	91,961

			10,092,659

Capital Markets — 1.3%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)		447	391,803
Gaci First Investment Co., 4.88%, 02/14/35(e)		200	190,988
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32		725	585,375
Huarong Finance 2019 Co. Ltd., 2.13%, 09/30/23(e)		200	197,024
Huarong Finance II Co. Ltd., 4.63%, 06/03/26(e)		200	177,456
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/26(d)		807	734,463
5.25%, 05/15/27(d)		2,570	2,216,367
4.38%, 02/01/29		651	511,491
Jefferies Financial Group, Inc., 5.50%, 10/18/23(d)		4,000	3,986,128
NFP Corp.(b)
4.88%, 08/15/28(d)		112	100,037
6.88%, 08/15/28		784	680,528
7.50%, 10/01/30		170	164,595
State Street Corp., (1-day SOFR + 1.72%), 5.82%, 11/04/28(a)(d)		2,925	2,995,963
Temasek Financial I Ltd., 2.38%, 08/02/41(e)		250	191,920

			13,124,138

Chemicals — 2.7%
Avient Corp., 7.13%, 08/01/30(b)		180	182,056
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)		940	800,175
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(b)(d)		597	562,701
Bluestar Finance Holdings Ltd., 3.38%, 07/16/24(e)		200	194,398
Chemours Co.(b)
5.75%, 11/15/28		68	62,485
4.63%, 11/15/29		261	220,575
CNAC HK Finbridge Co. Ltd., 2.00%, 09/22/25(e)		300	273,954

Security		Par (000)	Value

Chemicals (continued)
DuPont de Nemours, Inc., 5.42%, 11/15/48(d)	USD	7,500	$7,394,231
Element Solutions, Inc., 3.88%, 09/01/28(b)		3,039	2,651,151
GC Treasury Center Co. Ltd., 2.98%, 03/18/31(e)		200	165,364
Herens Holdco SARL, 4.75%, 05/15/28(b)		490	379,750
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)(d)		445	387,755
Ingevity Corp., 3.88%, 11/01/28(b)		100	85,377
LG Chem Ltd., 2.38%, 07/07/31(e)		200	162,960
LYB Finance Co. BV, 8.10%, 03/15/27(b)		6,000	6,472,366
NOVA Chemicals Corp., 4.88%, 06/01/24(b)		240	234,475
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(b)		796	776,339
SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/26(b)(d)		480	437,588
Scotts Miracle-Gro Co., 4.00%, 04/01/31		250	195,499
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)		877	696,891
UPL Corp. Ltd., (5-year CMT + 3.87%), 5.25%(a)(e)(f)		500	407,055
WESCO Distribution, Inc.(b)
7.13%, 06/15/25		1,485	1,500,644
7.25%, 06/15/28(d)		1,384	1,411,757
WR Grace Holdings LLC(b)
4.88%, 06/15/27		224	207,745
5.63%, 08/15/29(d)		2,101	1,721,349
7.38%, 03/01/31		345	338,093

			27,922,733

Commercial Services & Supplies(b) — 1.4%
ADT Security Corp.
4.13%, 08/01/29		91	78,601
4.88%, 07/15/32		77	65,835
AerCap Global Aviation Trust, (3-mo. CME Term SOFR + 4.56%), 6.50%, 06/15/45(a)		5,000	4,832,893
APX Group, Inc., 5.75%, 07/15/29		555	481,686
Cablevision Lightpath LLC, 3.88%, 09/15/27		368	308,200
Fortress Transportation and Infrastructure Investors LLC
6.50%, 10/01/25		966	951,668
9.75%, 08/01/27		298	307,766
5.50%, 05/01/28(d)		1,180	1,079,704
Garda World Security Corp., 9.50%, 11/01/27		84	81,152
Herc Holdings, Inc., 5.50%, 07/15/27(d)		1,117	1,070,250
Hertz Corp., 5.00%, 12/01/29(d)		439	362,893
LABL, Inc., 9.50%, 11/01/28		710	722,344
Metis Merger Sub LLC, 6.50%, 05/15/29		310	267,407
NESCO Holdings II, Inc., 5.50%, 04/15/29		356	318,620
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 04/15/26		637	625,297
6.25%, 01/15/28(d)		804	753,188
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(d)		882	685,755
Williams Scotsman International, Inc.
6.13%, 06/15/25		823	816,894
4.63%, 08/15/28		541	494,511

			14,304,664

Communications Equipment(b) — 0.4%
CommScope Technologies LLC, 6.00%, 06/15/25(d)		942	878,009
CommScope, Inc.
8.25%, 03/01/27		506	404,791
4.75%, 09/01/29(d)		1,098	865,664

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Communications Equipment (continued)
Viasat, Inc.
5.63%, 09/15/25	USD	1,078	$1,044,571
5.63%, 04/15/27		243	226,880
Viavi Solutions, Inc., 3.75%, 10/01/29		561	476,684

			3,896,599
Construction Materials(b) — 0.1%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/29		24	20,488
BCPE Empire Holdings, Inc., 7.63%, 05/01/27		568	528,242
H&E Equipment Services, Inc., 3.88%, 12/15/28		132	114,283
Resideo Funding, Inc., 4.00%, 09/01/29		97	80,471
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28		117	117,927

			861,411

Consumer Discretionary(b) — 1.4%
Carnival Corp.
10.50%, 02/01/26		733	770,539
7.63%, 03/01/26(d)		273	267,376
5.75%, 03/01/27		1,311	1,206,893
9.88%, 08/01/27		957	996,844
4.00%, 08/01/28		434	384,750
6.00%, 05/01/29(d)		936	835,693
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28		3,281	3,588,524
CoreLogic, Inc., 4.50%, 05/01/28(d)		1,155	931,219
Life Time, Inc.
5.75%, 01/15/26		256	249,480
8.00%, 04/15/26		254	250,795
Lindblad Expeditions LLC, 6.75%, 02/15/27		480	457,200
NCL Corp. Ltd.
5.88%, 03/15/26		244	228,278
8.38%, 02/01/28		206	215,258
7.75%, 02/15/29		78	74,085
NCL Finance Ltd., 6.13%, 03/15/28(d)		530	477,010
Neptune Bidco U.S., Inc., 9.29%, 04/15/29		128	117,506
Royal Caribbean Cruises Ltd.
4.25%, 07/01/26		200	183,590
5.50%, 08/31/26		313	296,759
5.38%, 07/15/27		378	353,450
11.63%, 08/15/27		284	308,833
5.50%, 04/01/28		162	151,071
8.25%, 01/15/29		302	317,100
9.25%, 01/15/29		566	603,023
7.25%, 01/15/30		415	420,330
Viking Cruises Ltd.
5.88%, 09/15/27		350	321,692
9.13%, 07/15/31		896	904,960
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29		283	258,945

			15,171,203

Consumer Finance — 2.4%
Block, Inc.(d)
2.75%, 06/01/26		1,181	1,075,292
3.50%, 06/01/31		2,228	1,845,278
Capital One Financial Corp., (1-day SOFR + 2.64%), 6.31%, 06/08/29(a)(d)		6,980	6,932,979
Ford Motor Credit Co. LLC, 7.20%, 06/10/30		1,209	1,220,135
Global Payments, Inc., 5.95%, 08/15/52(d)		4,850	4,640,717
KB Kookmin Card Co. Ltd., 4.00%, 06/09/25(e)		200	192,548
Navient Corp.
7.25%, 09/25/23		299	299,000
5.50%, 03/15/29		480	409,233

Security		Par (000)	Value

Consumer Finance (continued)
Navient Corp. (continued)
9.38%, 07/25/30	USD	228	$226,780
OneMain Finance Corp.
6.88%, 03/15/25		112	110,895
7.13%, 03/15/26(d)		781	767,326
6.63%, 01/15/28		295	278,265
5.38%, 11/15/29(d)		1,233	1,048,232
Sabre Global, Inc., 7.38%, 09/01/25(b)(d)		483	428,716
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(b)(d)		788	738,963
Shinhan Card Co. Ltd., 1.38%, 10/19/25(e)		200	180,026
Shriram Finance Ltd., 4.40%, 03/13/24		500	489,360
SLM Corp., 3.13%, 11/02/26		347	300,155
Verscend Escrow Corp., 9.75%, 08/15/26(b)		3,791	3,802,722

			24,986,622

Consumer Staples Distribution & Retail — 2.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
3.25%, 03/15/26		1,389	1,282,838
4.63%, 01/15/27		1,961	1,858,056
5.88%, 02/15/28		928	901,775
6.50%, 02/15/28		237	237,393
4.88%, 02/15/30(d)		387	357,286
CK Hutchison International 21 Ltd., 2.50%, 04/15/31(d)(e)		200	169,314
CK Hutchison International 23 Ltd.(e)
4.75%, 04/21/28(d)		400	395,576
4.88%, 04/21/33		400	396,096
Darling Ingredients, Inc., 6.00%, 06/15/30(b)		714	697,331
General Mills, Inc.(d)
5.24%, 11/18/25		935	935,112
4.20%, 04/17/28		620	601,730
Kraft Heinz Foods Co.
4.25%, 03/01/31		68	64,686
5.00%, 07/15/35		214	210,794
7.13%, 08/01/39(b)(d)		4,415	4,916,226
4.63%, 10/01/39		100	90,358
5.00%, 06/04/42		12	11,230
4.38%, 06/01/46		158	134,277
5.50%, 06/01/50(d)		2,825	2,801,757
Lamb Weston Holdings, Inc.(b)
4.88%, 05/15/28		460	440,558
4.13%, 01/31/30(d)		515	460,263
4.38%, 01/31/32(d)		266	237,611
Performance Food Group, Inc., 4.25%, 08/01/29(b)		700	623,217
Post Holdings, Inc.(b)
4.63%, 04/15/30(d)		434	380,340
4.50%, 09/15/31		19	16,227
U.S. Foods, Inc.(b)
4.75%, 02/15/29		595	544,752
4.63%, 06/01/30		67	60,048
United Natural Foods, Inc., 6.75%, 10/15/28(b)		53	43,931
Walmart, Inc., 5.25%, 09/01/35(d)		5,150	5,491,075

			24,359,857

Containers & Packaging — 1.9%
Clydesdale Acquisition Holdings, Inc.(b)
6.63%, 04/15/29		988	942,254
8.75%, 04/15/30		633	558,764
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		224	212,126

82	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Containers & Packaging (continued)
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26	USD	355	$344,054
International Paper Co.(d)
8.70%, 06/15/38		4,000	5,084,000
7.30%, 11/15/39		10,000	11,328,677
LABL, Inc., 5.88%, 11/01/28(b)		418	380,163
OI European Group BV, 6.25%, 05/15/28	EUR	175	194,977
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/31	USD	353	357,413
Sealed Air Corp., 4.00%, 12/01/27(b)		109	99,489
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28(b)		229	227,312

			19,729,229

Diversified Consumer Services — 1.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)
6.63%, 07/15/26(d)		5,356	5,082,541
9.75%, 07/15/27(d)		3,786	3,346,647
6.00%, 06/01/29		200	147,581
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL(b)
4.63%, 06/01/28(d)		1,226	1,031,373
4.63%, 06/01/28		1,128	954,818
Clarivate Science Holdings Corp.(b)
3.88%, 07/01/28		1,602	1,420,086
4.88%, 07/01/29(d)		771	683,959
Garda World Security Corp.(b)
4.63%, 02/15/27		194	177,510
7.75%, 02/15/28		804	798,067
Kodit Global Co. Ltd., 4.95%, 05/25/26		200	196,802
Service Corp. International
5.13%, 06/01/29		468	440,959
3.38%, 08/15/30(d)		1,318	1,102,243

			15,382,586

Diversified REITs — 1.3%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)		328	276,224
Crown Castle, Inc.(d)
1.05%, 07/15/26		925	809,794
3.65%, 09/01/27		8,000	7,477,308
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)		197	144,519
Iron Mountain, Inc.(b)
4.88%, 09/15/27		606	572,431
5.63%, 07/15/32		493	441,028
MPT Operating Partnership LP/MPT Finance Corp.
2.55%, 12/05/23	GBP	158	192,859
4.63%, 08/01/29(d)	USD	449	339,426
3.50%, 03/15/31		2,043	1,407,663
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27		146	135,926
7.25%, 07/15/28		485	489,962
4.50%, 02/15/29(b)		1,704	1,508,040
RLJ Lodging Trust LP, 4.00%, 09/15/29(b)		199	166,660
Service Properties Trust, 7.50%, 09/15/25		142	139,444

			14,101,284

Security		Par (000)	Value

Diversified Telecommunication Services — 6.3%
AT&T, Inc.
4.65%, 06/01/44	USD	28	$24,393
4.35%, 06/15/45		95	79,612
3.50%, 09/15/53(d)		15,960	11,298,334
Level 3 Financing, Inc.(b)
3.40%, 03/01/27		1,197	1,015,654
10.50%, 05/15/30(d)		2,436	2,471,646
Lumen Technologies, Inc., 4.00%, 02/15/27(b)		2,133	1,589,533
Sprint Capital Corp.
6.88%, 11/15/28(d)		3,063	3,246,760
8.75%, 03/15/32		2,041	2,466,767
Telecom Italia Capital SA
6.38%, 11/15/33		393	333,386
6.00%, 09/30/34		763	615,324
7.20%, 07/18/36		115	98,847
7.72%, 06/04/38		195	172,421
Telecom Italia SpA, 5.30%, 05/30/24(b)		1,062	1,032,219
Telefonica Emisiones SA, 5.21%, 03/08/47(d)		5,000	4,348,694
Verizon Communications, Inc.(d)
6.40%, 09/15/33		9,475	10,149,903
6.55%, 09/15/43		13,225	14,604,080
5.01%, 04/15/49		6,998	6,570,989
Zayo Group Holdings, Inc.(b)(d)
4.00%, 03/01/27		7,103	5,016,523
6.13%, 03/01/28		1,734	1,083,522

			66,218,607

Electric Utilities — 4.8%
China Huaneng Group Hong Kong Treasury Management Holding Ltd., 1.60%, 01/20/26(e)		200	181,882
Dominion Energy, Inc., Series C, (5-year CMT + 3.20%), 4.35%(a)(f)		2,020	1,697,046
Edison International, Series A, (5-year CMT + 4.70%), 5.38%(a)(f)		6,851	5,987,089
Emera, Inc., Series 16-A, (3-mo. LIBOR US + 5.44%), 6.75%, 06/15/76(a)		7,500	7,252,350
FirstEnergy Transmission LLC, 5.45%, 07/15/44(b)		699	646,367
Korea Western Power Co. Ltd., 4.13%, 06/28/25(e)		200	193,674
Minejesa Capital BV, 4.63%, 08/10/30(e)		200	178,848
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(e)		605	529,895
NextEra Energy Capital Holdings, Inc., (3-mo. LIBOR US + 2.41%), 4.80%, 12/01/77(a)(d)		5,000	4,375,228
NextEra Energy Operating Partners LP(b)
4.25%, 07/15/24		712	696,360
4.25%, 09/15/24		26	24,830
Oncor Electric Delivery Co. LLC, 5.30%, 06/01/42(d)		2,750	2,816,188
Pacific Gas and Electric Co., 4.20%, 06/01/41(d)		2,310	1,720,268
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(b)		566	516,946
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 3.00%, 06/30/30(e)		350	299,212
PG&E Corp., 5.25%, 07/01/30		226	202,562
Progress Energy, Inc., 7.00%, 10/30/31(d)		12,000	13,151,619
Sempra Energy, (5-year CMT + 4.55%), 4.88%(a)(f)		4,375	4,069,049
Southern California Edison Co., 5.88%, 12/01/53(d)		4,000	4,079,459
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(e)		200	180,400
State Grid Overseas Investment BVI Ltd.(e) 1.00%, 08/05/25		200	182,550

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Electric Utilities (continued)
State Grid Overseas Investment BVI Ltd.(e) (continued)
3.50%, 05/04/27	USD	200	$190,912
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(e)		200	188,410
Vistra Operations Co. LLC(b)
5.50%, 09/01/26		23	22,132
5.63%, 02/15/27(d)		812	778,283
5.00%, 07/31/27		23	21,528

			50,183,087

Electrical Equipment(b) — 0.3%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26		714	702,579
GrafTech Finance, Inc., 4.63%, 12/15/28		99	80,440
Regal Rexnord Corp.
6.05%, 02/15/26		155	155,197
6.05%, 04/15/28		940	933,145
6.30%, 02/15/30		350	348,964
6.40%, 04/15/33		510	509,570

			2,729,895

Electronic Equipment, Instruments & Components(b) — 0.2%
BWX Technologies, Inc.
4.13%, 06/30/28		70	63,864
4.13%, 04/15/29		248	223,820
Imola Merger Corp., 4.75%, 05/15/29		784	681,849
Vertiv Group Corp., 4.13%, 11/15/28		1,191	1,073,060

			2,042,593

Energy Equipment & Services — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27		1,295	1,243,200
6.25%, 04/01/28		98	92,008
Noble Finance II LLC, 8.00%, 04/15/30		525	533,757
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26		927	908,084
6.88%, 09/01/27		621	592,990
Valaris Ltd., 8.38%, 04/30/30		820	822,755
Weatherford International Ltd.(b)
6.50%, 09/15/28		111	111,477
8.63%, 04/30/30(d)		505	512,697

			4,816,968

Environmental, Maintenance & Security Service — 0.7%
Clean Harbors, Inc.(b)
5.13%, 07/15/29		1,142	1,080,450
6.38%, 02/01/31		168	169,052
Covanta Holding Corp.
4.88%, 12/01/29(b)		142	122,830
5.00%, 09/01/30		282	239,171
GFL Environmental, Inc.(b)
4.25%, 06/01/25		26	25,090
3.75%, 08/01/25		443	421,456
5.13%, 12/15/26(d)		2,367	2,283,653
4.00%, 08/01/28		36	32,186
3.50%, 09/01/28		376	334,634
4.75%, 06/15/29		558	509,795
4.38%, 08/15/29		508	452,297

Security	Par (000)		Value

Environmental, Maintenance & Security Service (continued)
Tervita Corp., 11.00%, 12/01/25(b)	USD	182	$193,076
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		1,749	1,621,319

			7,485,009

Financial Services — 6.0%
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 05/01/28(b)		724	560,366
Ally Financial, Inc., Series B, (5-year CMT + 3.87%), 4.70%(a)(d)(f)		3,375	2,379,375
Bank of America Corp.(a)(d)
(1-day SOFR + 1.83%), 4.57%, 04/27/33		9,380	8,819,486
(1-day SOFR + 1.99%), 6.20%, 11/10/28		3,090	3,176,053
Barclays PLC, (3-mo. LIBOR US + 1.90%), 4.97%, 05/16/29(a)(d)		3,220	3,042,981
BNP Paribas SA, (5-year CMT + 3.34%), 4.63%(a)(b)(f)		13,999	9,991,786
BOC Aviation Ltd., 1.75%, 01/21/26(d)(e)		200	181,008
China Cinda 2020 I Management Ltd.(e)
3.25%, 01/28/27		200	183,590
3.00%, 03/18/27		200	181,938
CITIC Ltd., 3.70%, 06/14/26(e)		200	189,516
Citigroup, Inc., 6.68%, 09/13/43(d)		4,125	4,443,090
CMB International Leasing Management Ltd., 1.88%, 08/12/25(e)		200	184,180
Deutsche Bank AG, (1-day SOFR + 1.87%), 2.13%, 11/24/26(a)(d)		3,260	2,900,491
GGAM Finance Ltd.(b)
7.75%, 05/15/26		66	66,247
8.00%, 06/15/28		66	66,034
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(b)(g)		338	308,250
Goldman Sachs Group, Inc., (1-day SOFR + 1.85%), 3.62%, 03/15/28(a)(d)		1,830	1,717,038
Home Point Capital, Inc., 5.00%, 02/01/26(b)		1,511	1,354,739
ICBCIL Finance Co. Ltd., 1.75%, 08/25/25(e)		200	183,548
ION Trading Technologies SARL, 5.75%, 05/15/28(b)		200	172,642
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 08/15/28(b)		475	389,412
JIC Zhixin Ltd., 3.50%, 11/24/27(e)		200	187,776
JPMorgan Chase & Co., (1-day SOFR + 2.58%), 5.72%, 09/14/33(a)(d)		11,000	11,159,425
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(b)
5.25%, 10/01/25		67	63,267
4.75%, 06/15/29		398	323,907
MGIC Investment Corp., 5.25%, 08/15/28		337	317,879
Nationstar Mortgage Holdings, Inc.(b)
6.00%, 01/15/27(d)		524	487,469
5.75%, 11/15/31		380	312,149
Power Finance Corp. Ltd., 3.75%, 12/06/27(e)		200	184,058
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/26(b)		1,056	934,560
Spectrum Brands, Inc.
5.75%, 07/15/25		1,002	1,001,379
5.00%, 10/01/29(b)		34	30,348
Sumitomo Mitsui Finance & Leasing Co. Ltd., 5.35%, 04/25/28		200	198,486

84	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Financial Services (continued)
UBS Group AG, (1-year CMT + 1.55%), 4.49%, 05/12/26(a)(b)	USD	2,585	$2,499,096
UniCredit SpA, (5-year CMT + 4.75%), 5.46%, 06/30/35(a)(b)		6,135	5,206,465

			63,398,034

Food Products — 0.6%
Aramark International Finance SARL, 3.13%, 04/01/25(e)	EUR	200	209,260
Aramark Services, Inc.(b)
5.00%, 04/01/25	USD	1,049	1,033,632
6.38%, 05/01/25		1,567	1,565,555
5.00%, 02/01/28(d)		686	646,582
China Modern Dairy Holdings Ltd., 2.13%, 07/14/26(e)		200	170,754
Chobani LLC/Chobani Finance Corp., Inc.(b)
7.50%, 04/15/25		1,562	1,554,208
4.63%, 11/15/28		675	614,250
Darling Global Finance BV, 3.63%, 05/15/26(e)	EUR	100	106,392
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(b)	USD	275	220,334
Tingyi Cayman Islands Holding Corp., 1.63%, 09/24/25(e)		200	181,624

			6,302,591

Gas Utilities — 0.1%
Howard Midstream Energy Partners LLC, 8.88%, 07/15/28		390	391,950
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)		237	198,404

			590,354

Ground Transportation — 1.8%
BNSF Funding Trust I, (3-mo. LIBOR US + 2.35%), 6.61%, 12/15/55(a)(d)		6,125	5,909,948
CMHI Finance BVI Co. Ltd., (5-year CMT + 6.62%), 3.88%(a)(e)(f)		200	190,750
CSX Corp., 3.80%, 04/15/50(d)		770	614,081
Norfolk Southern Corp., 6.00%, 03/15/2105		12,700	12,198,342

			18,913,121

Health Care Equipment & Supplies — 0.4%
Avantor Funding, Inc.
2.63%, 11/01/25(e)	EUR	300	313,631
4.63%, 07/15/28(b)(d)	USD	2,191	2,030,888
3.88%, 11/01/29(b)		395	345,834
Embecta Corp., 6.75%, 02/15/30(b)		129	115,605
Garden Spinco Corp., 8.63%, 07/20/30(b)		328	352,518
Medtronic, Inc., 4.63%, 03/15/45(d)		647	629,504

			3,787,980

Health Care Providers & Services — 4.4%
Acadia Healthcare Co., Inc., 5.00%, 04/15/29(b)		52	47,949
AdaptHealth LLC, 5.13%, 03/01/30(b)		55	44,550
Aetna, Inc., 3.88%, 08/15/47(d)		3,500	2,727,926
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		580	500,093
Centene Corp.
2.45%, 07/15/28(d)		640	547,044
3.00%, 10/15/30(d)		1,673	1,394,106
2.50%, 03/01/31(d)		1,345	1,072,597
2.63%, 08/01/31		363	289,268

Security	Par (000)		Value

Health Care Providers & Services (continued)
CHS/Community Health Systems, Inc.(b)
6.00%, 01/15/29(d)	USD	1,376	$1,157,560
5.25%, 05/15/30(d)		588	463,184
4.75%, 02/15/31		174	131,506
Elevance Health, Inc., 4.55%, 03/01/48(d)		5,000	4,388,307
Encompass Health Corp.
4.50%, 02/01/28		35	32,562
4.75%, 02/01/30(d)		928	844,945
4.63%, 04/01/31		354	313,807
HCA, Inc.
5.38%, 09/01/26		359	356,179
5.63%, 09/01/28(d)		833	833,637
5.25%, 06/15/49(d)		3,500	3,158,157
HealthEquity, Inc., 4.50%, 10/01/29(b)		1,134	999,430
IQVIA, Inc., 6.50%, 05/15/30(b)		314	317,100
Legacy LifePoint Health LLC(b)
6.75%, 04/15/25(d)		622	577,726
4.38%, 02/15/27		509	393,846
Medline Borrower LP(b)
3.88%, 04/01/29		362	314,601
5.25%, 10/01/29(d)		2,815	2,442,573
ModivCare, Inc., 5.88%, 11/15/25(b)		266	246,354
Molina Healthcare, Inc.(b)
4.38%, 06/15/28(d)		659	607,500
3.88%, 11/15/30		491	421,847
3.88%, 05/15/32(d)		198	165,993
Surgery Center Holdings, Inc.(b)(d)
6.75%, 07/01/25		188	187,330
10.00%, 04/15/27		524	535,790
Teleflex, Inc.
4.63%, 11/15/27		70	65,975
4.25%, 06/01/28(b)(d)		637	582,055
Tenet Healthcare Corp.
4.88%, 01/01/26		4,122	4,014,784
6.25%, 02/01/27		171	169,250
5.13%, 11/01/27(d)		427	407,647
6.13%, 06/15/30		243	239,525
6.75%, 05/15/31(d)		3,342	3,350,141
UnitedHealth Group, Inc., 6.88%, 02/15/38(d)		10,000	11,902,295

			46,245,139

Health Care Technology(b) — 0.4%
AthenaHealth Group, Inc., 6.50%, 02/15/30(d)		2,565	2,158,807
Catalent Pharma Solutions, Inc., 5.00%, 07/15/27(d)		733	672,445
Charles River Laboratories International, Inc.
4.25%, 05/01/28		324	296,646
4.00%, 03/15/31		68	59,062
Fortrea Holdings, Inc., 7.50%, 07/01/30		289	295,927
IQVIA, Inc.
5.00%, 10/15/26		554	534,927
5.00%, 05/15/27(d)		592	569,424

			4,587,238

Hotels, Restaurants & Leisure — 3.7%
Boyd Gaming Corp.
4.75%, 12/01/27		254	240,659
4.75%, 06/15/31(b)(d)		643	574,427
Boyne USA, Inc., 4.75%, 05/15/29(b)		584	526,277
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b)
5.75%, 04/15/25		552	551,167
3.88%, 01/15/28		1,128	1,031,188

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Hotels, Restaurants & Leisure (continued)
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b) (continued)
4.38%, 01/15/28(d)	USD	2,509	$2,316,243
4.00%, 10/15/30		110	94,142
Caesars Entertainment, Inc.(b)
6.25%, 07/01/25		3,282	3,266,802
8.13%, 07/01/27(d)		2,244	2,296,664
4.63%, 10/15/29(d)		1,619	1,413,728
7.00%, 02/15/30		2,151	2,160,120
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(b)		1,048	1,060,392
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(b)		1,346	1,252,881
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(b)		408	404,923
Champion Path Holdings Ltd.(e)
4.50%, 01/27/26		500	438,165
4.85%, 01/27/28		500	405,100
Churchill Downs, Inc.
5.50%, 04/01/27(b)		1,730	1,663,276
4.75%, 01/15/28(b)		730	677,003
6.75%, 05/01/31		634	626,867
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)
4.63%, 01/15/29		807	708,142
6.75%, 01/15/30		133	113,188
Fortune Star BVI Ltd.(e)
6.75%, 07/02/23		200	199,880
5.95%, 10/19/25(d)		269	213,825
5.00%, 05/18/26(d)		344	251,364
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25(b)		319	314,926
5.75%, 05/01/28(b)		638	628,247
3.75%, 05/01/29(b)		356	315,990
4.88%, 01/15/30(d)		833	776,706
4.00%, 05/01/31(b)		248	215,383
3.63%, 02/15/32(b)		51	42,521
Las Vegas Sands Corp.
3.50%, 08/18/26		96	89,417
3.90%, 08/08/29		88	78,519
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28		371	376,427
Marriott International, Inc., Series EE, 5.75%, 05/01/25(d)		1,295	1,297,439
McDonald’s Corp., 4.20%, 04/01/50		480	415,179
Melco Resorts Finance Ltd.
4.88%, 06/06/25(b)		200	188,790
5.25%, 04/26/26(e)		300	278,412
5.75%, 07/21/28(e)		300	262,313
5.38%, 12/04/29(b)		1,000	823,750
5.38%, 12/04/29(d)(e)		383	315,496
Merlin Entertainments Ltd., 5.75%, 06/15/26(b)		440	424,047
MGM China Holdings Ltd.
5.88%, 05/15/26(b)		200	190,432
5.88%, 05/15/26(d)(e)		200	190,432
4.75%, 02/01/27(b)		200	180,250
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)		487	430,044
Motion Bondco DAC, 6.63%, 11/15/27(b)		200	183,083

Security	Par (000)		Value

Hotels, Restaurants & Leisure (continued)
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29	USD	242	$183,303
5.88%, 09/01/31		242	178,536
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 03/01/30(b)		109	95,920
Scientific Games International, Inc.(b)
8.63%, 07/01/25		442	451,392
7.00%, 05/15/28(d)		451	448,592
7.25%, 11/15/29(d)		218	218,273
Six Flags Entertainment Corp., 7.25%, 05/15/31(b)		609	593,136
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(b)		591	593,953
Station Casinos LLC, 4.63%, 12/01/31(b)		611	514,768
Studio City Finance Ltd.(e)
6.50%, 01/15/28		300	250,338
5.00%, 01/15/29		530	393,361
Sunny Express Enterprises Corp., 2.95%, 03/01/27(e)		200	186,542
Vail Resorts, Inc., 6.25%, 05/15/25(b)		341	341,408
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)(d)		602	570,246
Wynn Macau Ltd.
4.88%, 10/01/24(e)		200	194,208
5.50%, 01/15/26(e)		230	213,181
5.63%, 08/26/28(b)(d)		1,267	1,092,787
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)(d)
5.13%, 10/01/29		1,337	1,198,210
7.13%, 02/15/31		559	555,613
Yum! Brands, Inc., 3.63%, 03/15/31		134	115,766

			38,893,759

Household Durables — 0.4%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.88%, 02/15/30(b)		699	548,357
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(b)		507	469,323
Lennar Corp., 5.25%, 06/01/26(d)		890	881,279
Mattamy Group Corp., 4.63%, 03/01/30(b)(d)		427	369,139
NCR Corp.(b)
5.00%, 10/01/28		241	215,076
5.13%, 04/15/29		913	808,243
PulteGroup, Inc.
5.00%, 01/15/27		55	54,186
7.88%, 06/15/32		56	63,456
SWF Escrow Issuer Corp., 6.50%, 10/01/29(b)(d)		684	410,419
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(b)		15	14,733
Tempur Sealy International, Inc.(b)
4.00%, 04/15/29		429	371,384
3.88%, 10/15/31		70	57,026
Toll Brothers Finance Corp., 4.35%, 02/15/28		35	32,866

			4,295,487

Household Products — 0.0%
Central Garden & Pet Co.
5.13%, 02/01/28		80	75,155
4.13%, 10/15/30(d)		246	206,073

			281,228

Independent Power and Renewable Electricity Producers — 0.7%
Calpine Corp.(b)
5.25%, 06/01/26		379	366,000
5.13%, 03/15/28(d)		2,807	2,504,972

86	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Independent Power and Renewable Electricity Producers (continued)
Calpine Corp.(b) (continued)
5.00%, 02/01/31	USD	3	$2,481
Clearway Energy Operating LLC(b)
4.75%, 03/15/28		747	689,197
3.75%, 01/15/32		307	249,870
Greenko Dutch BV, 3.85%, 03/29/26(d)(e)		758	679,065
India Green Energy Holdings, 5.38%, 04/29/24(e)		250	244,375
India Green Power Holdings, 4.00%, 02/22/27(e)		700	611,100
JERA Co., Inc., 3.67%, 04/14/27(e)		200	185,555
NRG Energy, Inc.
6.63%, 01/15/27		618	613,476
5.75%, 01/15/28		52	49,278
3.88%, 02/15/32(b)		317	244,244
ReNew Power Pvt Ltd., 5.88%, 03/05/27(e)		200	186,602
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28(d)(e)		550	464,657
Talen Energy Supply LLC, 8.63%, 06/01/30		202	209,070
TerraForm Power Operating LLC(b)
5.00%, 01/31/28		231	212,672
4.75%, 01/15/30		127	112,078
TransAlta Corp., 7.75%, 11/15/29		165	169,868

			7,794,560

Industrial Conglomerates — 0.0%
Emerald Debt Merger Sub LLC, 6.38%, 12/15/30	EUR	240	260,906
Shanghai Port Group BVI Development 2 Co. Ltd., 1.50%, 07/13/25(e)	USD	200	183,762

			444,668

Insurance — 4.1%
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/29(b)		280	242,429
AIA Group Ltd., (5-year CMT + 1.76%), 2.70%(a)(e)(f)		200	177,044
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(b)
4.25%, 10/15/27		41	36,793
6.75%, 10/15/27(d)		2,839	2,668,660
6.75%, 04/15/28		871	863,804
5.88%, 11/01/29		66	57,415
Allstate Corp., Series B, (3-mo. LIBOR US + 2.94%), 5.75%, 08/15/53(a)		5,000	4,920,347
AmWINS Group, Inc., 4.88%, 06/30/29(b)		551	497,544
Aon Global Ltd., 4.25%, 12/12/42(d)		6,500	5,168,560
Farmers Exchange Capital II, (3-mo. LIBOR US + 3.74%), 6.15%, 11/01/53(a)(b)(d)		4,890	4,749,608
GTCR AP Finance, Inc., 8.00%, 05/15/27(b)		80	78,419
Guoren Property & Casualty Insurance Co. Ltd., 3.35%, 06/01/26(e)		200	171,982
HUB International Ltd.(b)
7.00%, 05/01/26		1,900	1,894,974
7.25%, 06/15/30		2,246	2,319,220
Jones Deslauriers Insurance Management, Inc.(b)
8.50%, 03/15/30		764	779,440
10.50%, 12/15/30		400	401,231
Northwestern Mutual Life Insurance Co., 6.06%, 03/30/40(b)(d)		12,000	12,432,246
Progressive Corp., Series B, (3-mo. LIBOR US + 2.54%), 8.09%(a)(f)		5,000	4,922,100
Ryan Specialty Group LLC, 4.38%, 02/01/30(b)		308	272,642

			42,654,458

Security	Par (000)		Value

Interactive Media & Services — 0.6%
Baidu, Inc., 1.63%, 02/23/27	USD	200	$175,524
Cablevision Lightpath LLC, 5.63%, 09/15/28(b)		540	400,033
Netflix, Inc.
3.63%, 06/15/25(b)		210	202,305
5.88%, 11/15/28(d)		1,698	1,753,698
5.38%, 11/15/29(b)		2,007	2,014,434
4.88%, 06/15/30(b)		461	453,667
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 4.75%, 04/30/27(b)		552	487,527
Tencent Holdings Ltd.(e)
1.81%, 01/26/26		200	182,478
3.60%, 01/19/28		200	185,679
3.68%, 04/22/41		200	154,636
Weibo Corp., 3.50%, 07/05/24		200	194,228

			6,204,209

Internet Software & Services — 1.1%
ANGI Group LLC, 3.88%, 08/15/28(b)		432	352,731
Booking Holdings, Inc., 3.55%, 03/15/28(d)		3,375	3,170,733
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 03/01/29(b)		777	665,767
Match Group Holdings II LLC(b)
4.13%, 08/01/30		383	328,040
3.63%, 10/01/31(d)		217	178,361
Uber Technologies, Inc.(b)
7.50%, 05/15/25		1,590	1,609,016
8.00%, 11/01/26		645	657,327
7.50%, 09/15/27(d)		1,443	1,475,977
6.25%, 01/15/28		2,220	2,209,033
4.50%, 08/15/29(d)		926	852,289

			11,499,274

IT Services — 0.8%
Booz Allen Hamilton, Inc.(b)
3.88%, 09/01/28		561	507,402
4.00%, 07/01/29		945	846,481
CA Magnum Holdings
5.38%, 10/31/26(b)		964	861,006
5.38%, 10/31/26(e)		700	625,212
Camelot Finance SA, 4.50%, 11/01/26(b)		1,348	1,269,870
Dun & Bradstreet Corp., 5.00%, 12/15/29(b)		592	521,984
Fair Isaac Corp., 4.00%, 06/15/28(b)		393	360,541
Gartner, Inc., 4.50%, 07/01/28(b)		545	509,145
KBR, Inc., 4.75%, 09/30/28(b)		15	13,613
McAfee Corp., 7.38%, 02/15/30(b)(d)		1,273	1,106,902
Presidio Holdings, Inc., 4.88%, 02/01/27(b)		73	68,482
Twilio, Inc.
3.63%, 03/15/29		259	220,344
3.88%, 03/15/31(d)		558	464,599
Wipro IT Services LLC, 1.50%, 06/23/26(e)		200	177,808
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)		989	850,630

			8,404,019

Leisure Products — 0.1%
Mattel, Inc.
3.75%, 04/01/29(b)		122	107,340
6.20%, 10/01/40		513	458,650
5.45%, 11/01/41		753	624,258

			1,190,248

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Machinery — 0.7%
Chart Industries, Inc.(b)
7.50%, 01/01/30	USD	946	$965,161
9.50%, 01/01/31		143	151,725
GrafTech Global Enterprises, Inc., 9.88%, 12/15/28		418	414,865
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(b)(g)		166	151,060
Madison IAQ LLC, 5.88%, 06/30/29(b)(d)		658	532,920
Terex Corp., 5.00%, 05/15/29(b)(d)		688	639,619
Titan Acquisition Ltd./Titan Co.-Borrower LLC, 7.75%, 04/15/26(b)		1,550	1,406,625
TK Elevator Holdco GmbH, 7.63%, 07/15/28(b)(d)		596	540,623
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)(d)		2,602	2,403,917

			7,206,515

Media — 8.2%
Altice Financing SA, 5.75%, 08/15/29(b)(d)		2,677	2,073,767
AMC Networks, Inc., 4.25%, 02/15/29		263	141,380
Cable One, Inc.
0.00%, 03/15/26(h)(i)		136	111,180
4.00%, 11/15/30(b)		493	385,156
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
5.00%, 02/01/28		7	6,378
6.38%, 09/01/29(d)		7,984	7,522,195
4.75%, 03/01/30(d)		229	195,814
4.50%, 08/15/30(d)		113	94,094
4.25%, 02/01/31		1,749	1,414,888
7.38%, 03/01/31(d)		2,503	2,439,001
4.75%, 02/01/32		229	186,745
4.25%, 01/15/34		1,579	1,193,357
Charter Communications Operating LLC/Charter Communications Operating Capital
6.38%, 10/23/35		479	466,874
6.48%, 10/23/45		9,584	9,010,091
5.38%, 05/01/47		1,500	1,239,833
6.83%, 10/23/55		3,540	3,337,255
Clear Channel Outdoor Holdings, Inc.(b)(d)
5.13%, 08/15/27		6,338	5,754,225
7.75%, 04/15/28		1,309	1,027,565
Comcast Corp., 3.75%, 04/01/40(d)		545	459,183
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(b)		4,099	3,981,426
Cox Communications, Inc., 8.38%, 03/01/39(b)(d)		5,000	6,042,793
CSC Holdings LLC
5.25%, 06/01/24		1,125	1,046,298
5.38%, 02/01/28(b)		336	269,990
11.25%, 05/15/28(b)		2,282	2,212,924
4.13%, 12/01/30(b)(d)		272	190,271
4.50%, 11/15/31(b)		1,651	1,151,104
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(b)(d)		807	730,848
Discovery Communications LLC, 4.88%, 04/01/43(d)		4,000	3,244,273
DISH DBS Corp.
7.75%, 07/01/26(d)		1,110	680,391
5.25%, 12/01/26(b)		1,142	916,081
5.75%, 12/01/28(b)		189	140,575
DISH Network Corp., 11.75%, 11/15/27(b)		276	269,351
Frontier Communications Holdings LLC(b)
5.00%, 05/01/28		640	552,199
8.75%, 05/15/30		2,693	2,632,068
GCI LLC, 4.75%, 10/15/28(b)		160	136,416
Globe Telecom, Inc., (5-year CMT + 5.53%), 4.20%(a)(d)(e)(f)		700	648,970

Security	Par (000)		Value

Media (continued)
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(e)	USD	200	$184,656
Iliad Holding SASU(b)
6.50%, 10/15/26(d)		1,020	962,699
7.00%, 10/15/28		1,735	1,599,053
Interpublic Group of Cos., Inc., 5.40%, 10/01/48		2,215	2,061,507
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)		860	806,037
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(g)		539	190,460
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(b)		388	280,990
Live Nation Entertainment, Inc.(b)
4.88%, 11/01/24		136	133,888
5.63%, 03/15/26		25	24,420
6.50%, 05/15/27(d)		2,865	2,880,250
4.75%, 10/15/27(d)		711	663,007
3.75%, 01/15/28		155	138,338
Network i2i Ltd., (5-year CMT + 4.27%), 5.65%(a)(e)(f)		695	673,219
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27(d)		998	905,885
4.25%, 01/15/29(d)		461	387,406
4.63%, 03/15/30		151	125,799
Paramount Global, 5.85%, 09/01/43(d)		1,300	1,107,845
Radiate Holdco LLC/Radiate Finance, Inc.(b)
4.50%, 09/15/26(d)		1,066	849,885
6.50%, 09/15/28		2,175	1,269,254
Sinclair Television Group, Inc., 4.13%, 12/01/30(b)(d)		735	481,425
Sirius XM Radio, Inc., 5.00%, 08/01/27(b)		651	603,991
Stagwell Global LLC, 5.63%, 08/15/29(b)		209	178,848
TEGNA, Inc., 4.75%, 03/15/26(b)		64	61,108
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)		1,000	917,000
Time Warner Cable LLC, 6.55%, 05/01/37		3,519	3,373,574
Univision Communications, Inc.(b)
6.63%, 06/01/27		60	57,993
7.38%, 06/30/30(d)		242	230,412
UPC Broadband Finco BV, 4.88%, 07/15/31(b)		534	439,530
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(b)		1,452	1,270,112
Ziggo Bond Co. BV, 6.00%, 01/15/27(b)(d)		955	876,518
Ziggo BV, 4.88%, 01/15/30(b)		605	502,107

			86,142,175

Metals & Mining — 2.0%
ABJA Investment Co. Pte. Ltd.(e)
4.45%, 07/24/23		200	199,500
5.45%, 01/24/28		306	303,010
Arconic Corp.(b)
6.00%, 05/15/25		705	710,607
6.13%, 02/15/28(d)		607	614,529
ATI, Inc.
5.88%, 12/01/27		374	361,945
5.13%, 10/01/31		656	584,437
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)		2,606	2,574,243
Carpenter Technology Corp.
6.38%, 07/15/28		58	56,840
7.63%, 03/15/30(d)		108	109,221
Chinalco Capital Holdings Ltd., 2.13%, 06/03/26(e)		200	181,398
Constellium SE(b)
5.88%, 02/15/26(j)		830	813,177
3.75%, 04/15/29		1,731	1,472,660

88	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Metals & Mining (continued)
First Quantum Minerals Ltd., 8.63%, 06/01/31(b)	USD	495	$504,900
JSW Steel Ltd., 3.95%, 04/05/27(d)(e)		500	442,735
Kaiser Aluminum Corp.(b)
4.63%, 03/01/28(d)		944	825,585
4.50%, 06/01/31		700	558,026
New Gold, Inc., 7.50%, 07/15/27(b)		1,357	1,267,139
Novelis Corp.(b)
3.25%, 11/15/26		538	486,980
4.75%, 01/30/30(d)		3,326	2,955,839
3.88%, 08/15/31		932	766,674
Periama Holdings LLC, 5.95%, 04/19/26(e)		200	191,890
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(b)		249	223,081
Southern Copper Corp., 5.88%, 04/23/45(d)		3,870	3,938,209
Steel Dynamics, Inc., 3.25%, 10/15/50(d)		1,145	752,442
Vedanta Resources Finance II PLC(e)
13.88%, 01/21/24		400	364,148
8.95%, 03/11/25		200	150,938

			21,410,153

Multi-Utilities — 0.1%
Abu Dhabi National Energy Co. PJSC, 4.38%, 04/23/25(e)		200	197,044
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28(b)		416	422,498

			619,542

Offshore Drilling & Other Services — 0.1%
Entegris Escrow Corp., 4.75%, 04/15/29(b)		258	239,508
Entegris, Inc., 4.38%, 04/15/28(b)		120	108,598
Lam Research Corp., 4.88%, 03/15/49(d)		875	847,042

			1,195,148

Oil, Gas & Consumable Fuels — 14.2%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(b)		557	547,252
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
5.75%, 03/01/27		95	91,621
5.75%, 01/15/28		127	121,068
5.38%, 06/15/29(d)		1,095	1,017,453
Apache Corp.
4.25%, 01/15/30(d)		131	116,682
5.10%, 09/01/40		6	4,875
5.35%, 07/01/49		198	153,945
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		680	845,390
8.25%, 12/31/28		1,334	1,311,861
Baytex Energy Corp., 8.50%, 04/30/30		110	107,423
Buckeye Partners LP
4.13%, 03/01/25(b)		594	564,300
5.85%, 11/15/43		383	283,420
5.60%, 10/15/44		191	137,520
Callon Petroleum Co.
8.25%, 07/15/25		69	68,483
6.38%, 07/01/26		245	238,481
8.00%, 08/01/28(b)(d)		1,054	1,042,310
7.50%, 06/15/30(b)(d)		859	810,786
Cheniere Energy Partners LP
4.50%, 10/01/29		1,312	1,204,096

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Cheniere Energy Partners LP (continued)
3.25%, 01/31/32(d)	USD	786	$646,603
Chesapeake Energy Corp.(b)
5.88%, 02/01/29		80	75,990
6.75%, 04/15/29(d)		705	699,526
Civitas Resources, Inc.(b)
8.38%, 07/01/28		1,141	1,153,893
8.75%, 07/01/31		945	958,041
CNOOC Finance 2014 ULC, Series 2014, 4.88%, 04/30/44		250	239,372
CNOOC Finance 2015 USA LLC, Series 2015, 3.50%, 05/05/25		250	240,630
CNOOC Petroleum North America ULC, 6.40%, 05/15/37		2,000	2,215,920
CNX Resources Corp., 7.38%, 01/15/31(b)		166	161,508
Comstock Resources, Inc.(b)
6.75%, 03/01/29(d)		490	448,324
5.88%, 01/15/30		738	640,710
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)		2,468	2,201,240
Crescent Energy Finance LLC(b)
7.25%, 05/01/26		1,096	1,028,607
9.25%, 02/15/28(d)		403	391,007
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(b)
6.00%, 02/01/29		510	476,212
8.00%, 04/01/29		142	143,762
7.38%, 02/01/31		417	411,017
CrownRock LP/CrownRock Finance, Inc.(b)
5.63%, 10/15/25		1,369	1,348,739
5.00%, 05/01/29		86	80,518
DCP Midstream Operating LP(b)
6.45%, 11/03/36		177	181,752
6.75%, 09/15/37		1,218	1,292,639
Devon Energy Corp.
8.25%, 08/01/23(d)		811	811,422
5.25%, 09/15/24		100	99,195
5.25%, 10/15/27		130	128,038
5.88%, 06/15/28		204	203,303
4.50%, 01/15/30		117	110,135
Diamondback Energy, Inc.(d)
3.50%, 12/01/29		692	622,884
6.25%, 03/15/33		2,880	2,979,268
DT Midstream, Inc.(b)
4.13%, 06/15/29(d)		591	518,647
4.38%, 06/15/31		568	489,192
Dycom Industries, Inc., 4.50%, 04/15/29(b)		26	23,613
Earthstone Energy Holdings LLC
8.00%, 04/15/27(b)(d)		444	428,820
9.88%, 07/15/31		489	483,352
eG Global Finance PLC(b)
6.75%, 02/07/25(d)		503	488,539
8.50%, 10/30/25		787	763,600
Enbridge, Inc.(a)
(3-mo. LIBOR US + 3.64%), 6.25%, 03/01/78		5,000	4,600,670
Series 16-A, (3-mo. LIBOR US + 3.89%), 6.00%, 01/15/77		5,880	5,454,222
Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 01/30/28(b)		518	506,697

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP
5.50%, 06/01/27	USD	406	$403,799
6.13%, 12/15/45(d)		3,579	3,400,258
Series B, (3-mo. LIBOR US + 4.16%), 6.63%(a)(f)		5,000	3,825,346
Series H, (5-year CMT + 5.69%), 6.50%(a)(f)		121	109,907
EnLink Midstream LLC
5.63%, 01/15/28(b)		594	574,804
5.38%, 06/01/29		423	402,997
6.50%, 09/01/30(b)		347	346,577
EnLink Midstream Partners LP
4.15%, 06/01/25		20	19,402
4.85%, 07/15/26		64	61,760
5.60%, 04/01/44		626	524,103
5.45%, 06/01/47		215	176,731
Enterprise Products Operating LLC
4.90%, 05/15/46(d)		5,375	4,953,546
Series E, (3-mo. CME Term SOFR + 3.29%), 5.25%, 08/16/77(a)		4,800	4,197,398
EQM Midstream Partners LP
6.00%, 07/01/25(b)		50	49,448
4.13%, 12/01/26		226	210,188
7.50%, 06/01/30(b)		141	142,684
4.75%, 01/15/31(b)(d)		802	702,539
Exxon Mobil Corp., 3.45%, 04/15/51(d)		3,890	3,022,502
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25		99	97,495
7.75%, 02/01/28		368	350,016
8.88%, 04/15/30		232	226,663
Gulfport Energy Corp., 8.00%, 05/17/26(b)		53	52,747
Harbour Energy PLC, 5.50%, 10/15/26(b)		200	183,263
Harvest Midstream I LP, 7.50%, 09/01/28(b)		115	114,016
Hess Corp., 5.80%, 04/01/47(d)		5,000	4,857,645
Hess Midstream Operations LP, 4.25%, 02/15/30(b)		497	433,632
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
6.25%, 11/01/28		238	224,030
5.75%, 02/01/29		234	211,884
6.00%, 04/15/30		32	29,138
ITT Holdings LLC, 6.50%, 08/01/29(b)(d)		711	599,003
Kinder Morgan, Inc. 7.80%, 08/01/31		197	221,553
7.75%, 01/15/32(d)		4,586	5,177,738
Kinetik Holdings LP, 5.88%, 06/15/30(b)(d)		807	767,045
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(b)		58	56,095
Marathon Petroleum Corp., 5.13%, 12/15/26(d)		937	927,760
Matador Resources Co. 5.88%, 09/15/26		415	402,154
6.88%, 04/15/28		412	407,795
Medco Bell Pte. Ltd., 6.38%, 01/30/27(e)		300	281,841
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/28(d)(e)		400	366,044
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26(e)		200	196,562
MPLX LP 5.20%, 03/01/47(d)		3,500	3,069,632
4.70%, 04/15/48(d)		5,000	4,103,844
5.50%, 02/15/49(d)		2,640	2,392,356
5.65%, 03/01/53		885	826,830
Murphy Oil Corp. 5.75%, 08/15/25		2	1,974
5.88%, 12/01/27		46	44,688
5.88%, 12/01/42		47	39,058
Murphy Oil USA, Inc., 4.75%, 09/15/29		323	296,537

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Nabors Industries Ltd.(b)
7.25%, 01/15/26	USD	260	$242,715
7.50%, 01/15/28		794	694,798
Nabors Industries, Inc.
5.75%, 02/01/25(d)		1,318	1,275,455
7.38%, 05/15/27(b)		692	658,459
New Fortress Energy, Inc.(b)
6.75%, 09/15/25		1,625	1,524,307
6.50%, 09/30/26		1,605	1,435,988
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26(b)(d)		470	462,890
NGPL PipeCo LLC, 7.77%, 12/15/37(b)		1,117	1,190,750
Northern Oil and Gas, Inc. 8.13%, 03/01/28(b)		1,220	1,195,600
8.75%, 06/15/31		486	477,495
NuStar Logistics LP
6.00%, 06/01/26		373	363,342
6.38%, 10/01/30		45	42,932
Occidental Petroleum Corp.
6.45%, 09/15/36		202	207,313
6.20%, 03/15/40		669	659,360
PDC Energy, Inc., 5.75%, 05/15/26(d)		759	755,961
Permian Resources Operating LLC(b)
5.38%, 01/15/26		64	60,846
7.75%, 02/15/26		635	637,701
6.88%, 04/01/27		208	204,880
5.88%, 07/01/29(d)		571	537,888
Pertamina Persero PT(e)
1.40%, 02/09/26		250	225,188
2.30%, 02/09/31		200	162,706
Petroleos Mexicanos
4.63%, 09/21/23(d)		3,965	3,924,755
6.70%, 02/16/32		695	527,470
Petronas Capital Ltd.(e)
2.48%, 01/28/32		200	167,950
4.50%, 03/18/45		200	185,744
Plains All American Pipeline LP, Series B, (3-mo. LIBOR US + 4.11%), 9.43%(a)(f)		2,215	1,971,635
Precision Drilling Corp., 6.88%, 01/15/29(b)		18	16,263
Reliance Industries Ltd., 3.67%, 11/30/27(e)		300	281,322
Rockcliff Energy II LLC, 5.50%, 10/15/29(b)		191	176,189
Rockies Express Pipeline LLC, 6.88%, 04/15/40(b)		580	523,456
Sabine Pass Liquefaction LLC(d)
5.75%, 05/15/24		2,575	2,570,569
5.88%, 06/30/26		1,481	1,493,124
Sinopec Group Overseas Development 2017 Ltd.,
3.63%, 04/12/27(e)		200	191,916
Sinopec Group Overseas Development 2018 Ltd.,
2.30%, 01/08/31(d)(e)		500	431,555
SM Energy Co.
5.63%, 06/01/25		196	191,529
6.75%, 09/15/26		327	318,730
6.63%, 01/15/27		75	72,844
6.50%, 07/15/28		173	166,080
Southwestern Energy Co. 5.70%, 01/23/25		29	28,847
5.38%, 02/01/29(d)		308	290,032
4.75%, 02/01/32		8	7,051
Summit Digitel Infrastructure Ltd., 2.88%, 08/12/31(e)		200	158,850
Sunoco LP/Sunoco Finance Corp. 6.00%, 04/15/27		141	138,919

90	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Sunoco LP/Sunoco Finance Corp. (continued)
5.88%, 03/15/28	USD	317	$304,835
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
7.50%, 10/01/25		41	40,921
6.00%, 03/01/27		150	140,761
5.50%, 01/15/28		52	47,527
6.00%, 12/31/30		102	89,862
6.00%, 09/01/31		239	205,644
Tap Rock Resources LLC, 7.00%, 10/01/26(b)		1,355	1,395,650
TransCanada PipeLines Ltd., 4.88%, 05/15/48(d)		4,000	3,581,970
Transcanada Trust, (3-mo. LIBOR US + 3.53%), 5.63%, 05/20/75(a)(d)		2,755	2,630,336
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)		269	274,716
Transocean, Inc.(b)
7.50%, 01/15/26		700	665,000
11.50%, 01/30/27		53	54,921
8.75%, 02/15/30		1,606	1,630,090
Venture Global Calcasieu Pass LLC(b)
3.88%, 08/15/29		1,575	1,375,905
4.13%, 08/15/31		910	782,569
3.88%, 11/01/33(d)		1,141	934,349
Venture Global LNG, Inc.(b)
8.13%, 06/01/28		1,960	1,990,644
8.38%, 06/01/31		3,132	3,157,580
Vermilion Energy, Inc., 6.88%, 05/01/30(b)		270	248,856
Western Midstream Operating LP
5.45%, 04/01/44		12	10,137
5.30%, 03/01/48(d)		945	788,815
5.50%, 08/15/48		117	97,843
5.50%, 02/01/50		1,039	851,014
Williams Cos., Inc.
4.55%, 06/24/24(d)		527	519,864
8.75%, 03/15/32(d)		2,478	2,941,740
5.10%, 09/15/45		5,075	4,564,213
Woodside Finance Ltd., 3.70%, 09/15/26(e)		200	188,135

			148,862,901

Passenger Airlines — 1.5%
Air Canada, 3.88%, 08/15/26(b)		549	508,842
Allegiant Travel Co., 7.25%, 08/15/27(b)		183	182,325
American Airlines, Inc.
5.18%, 10/15/23(c)		588	583,401
11.75%, 07/15/25(b)		1,475	1,617,379
7.25%, 02/15/28(b)		137	136,184
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
5.50%, 04/20/26		403	399,634
5.75%, 04/20/29		1,764	1,713,058
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(b)(d)		396	374,829
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(b)(d)		1,793	1,797,333
Singapore Airlines Ltd., 3.00%, 07/20/26(e)		200	186,406
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 09/15/28(b)		1,548	1,399,027
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 04/15/29(d)		4,879	4,837,241

Security		Par (000)	Value

Passenger Airlines (continued)
United Airlines, Inc.(b)
4.38%, 04/15/26	USD	1,097	$1,042,266
4.63%, 04/15/29(d)		1,362	1,241,011
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 7.88%, 05/01/27(b)		192	172,502

			16,191,438

Pharmaceuticals — 4.2%
AbbVie, Inc.(d)
4.75%, 03/15/45		5,485	5,015,243
4.70%, 05/14/45		3,255	2,973,877
CVS Health Corp.(d)
5.13%, 07/20/45		3,879	3,588,585
5.05%, 03/25/48		8,205	7,562,899
Jazz Securities DAC, 4.38%, 01/15/29(b)		853	761,038
Merck & Co., Inc., 6.50%, 12/01/33(d)		6,420	7,364,073
Option Care Health, Inc., 4.38%, 10/31/29(b)(d)		461	405,753
Organon & Co./Organon Foreign Debt Co-Issuer BV(b)
4.13%, 04/30/28		1,633	1,449,338
5.13%, 04/30/31(d)		1,599	1,319,214
Pfizer Investment Enterprises Pte. Ltd., 5.30%, 05/19/53		3,070	3,191,822
PRA Health Sciences, Inc., 2.88%, 07/15/26(b)		1,021	924,448
Prestige Brands, Inc., 3.75%, 04/01/31(b)		233	192,899
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30		8,270	6,872,789
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26		1,174	1,045,594
4.75%, 05/09/27		200	183,777
7.88%, 09/15/29(d)		451	462,767
8.13%, 09/15/31		200	208,350

			43,522,466

Real Estate — 0.0%
VICI Properties LP/VICI Note Co., Inc., 4.50%, 01/15/28(b)		430	395,082

Real Estate Management & Development — 1.1%
Agile Group Holdings Ltd.(e)
5.75%, 01/02/25		200	60,102
6.05%, 10/13/25		200	43,106
AYC Finance Ltd., 3.90%(e)(f)		300	189,000
China Overseas Finance Cayman VII Ltd., 4.75%, 04/26/28(d)(e)		200	194,590
China Resources Land Ltd., 3.75%, 08/26/24(e)		200	194,394
Fantasia Holdings Group Co. Ltd., 7.95%, 07/05/22(k)(l)		1,050	67,851
Global Prime Capital Pte. Ltd., 5.95%, 01/23/25(e)		200	190,442
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(b)		360	351,546
Howard Hughes Corp.(b)
5.38%, 08/01/28		399	355,140
4.13%, 02/01/29		176	145,594
Modern Land China Co. Ltd.(e)(g)(k)(l)
(8.00% Cash or 8.00% PIK), 8.00%, 12/30/24		219	12,050
(9.00% Cash or 9.00% PIK), 9.00%, 12/30/25		253	13,717
(9.00% Cash or 9.00% PIK), 9.00%, 12/30/26		337	16,854
(9.00% Cash or 9.00% PIK), 9.00%, 12/30/27		492	27,057
New Metro Global Ltd., 4.50%, 05/02/26(e)		349	137,855
Northwest Florida Timber Finance LLC, 4.75%, 03/04/29(b)(d)		4,485	4,135,473

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
Pakuwon Jati Tbk PT, 4.88%, 04/29/28(e)	USD	500	$447,485
Realogy Group LLC/Realogy Co.-Issuer Corp.(b)
5.75%, 01/15/29		362	270,853
5.25%, 04/15/30		263	186,910
RKPF Overseas Ltd.(e)
Series 2019-A, 5.90%, 03/05/25(d)		200	125,584
Series 2020-A, 5.20%, 01/12/26		306	159,503
Shimao Group Holdings Ltd., 3.45%, 01/11/31(e)(k)(l)		200	17,000
Shui On Development Holding Ltd.(e)
5.75%, 11/12/23		225	217,217
5.50%, 03/03/25(d)		230	188,292
Sinochem Offshore Capital Co. Ltd., 1.50%, 09/23/26(e)		200	174,572
Starwood Property Trust, Inc., 4.38%, 01/15/27(b)		123	105,934
Sunac China Holdings Ltd., 7.00%, 07/09/25(e)(k)(l)		200	32,000
Theta Capital Pte. Ltd., 8.13%, 01/22/25(e)		200	166,246
VICI Properties LP, 5.13%, 05/15/32(d)		3,155	2,951,957
Wanda Properties International Co. Ltd., 7.25%, 01/29/24(e)		285	177,056
Wharf REIC Finance BVI Ltd., 2.88%, 05/07/30(e)		200	174,950
Yango Justice International Ltd.(e)(k)(l)
8.25%, 11/25/23		200	2,000
7.50%, 04/15/24		200	2,000
Yanlord Land HK Co. Ltd.(e)
6.80%, 02/27/24(d)		200	194,000
5.13%, 05/20/26		200	161,000
Yuzhou Group Holdings Co. Ltd., 7.38%, 01/13/26(e)(k)(l)		550	30,250

			11,919,580

Semiconductors & Semiconductor Equipment — 2.5%
Broadcom, Inc., 5.00%, 04/15/30(d)		10,970	10,769,816
NVIDIA Corp.(d)
3.50%, 04/01/50		2,785	2,263,180
3.70%, 04/01/60		1,760	1,451,015
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.40%, 06/01/27		750	723,262
3.40%, 05/01/30(d)		1,755	1,552,192
QUALCOMM, Inc.(d)
4.30%, 05/20/47		3,500	3,173,114
6.00%, 05/20/53		1,993	2,230,760
Sensata Technologies BV(b)
5.63%, 11/01/24		695	689,756
5.00%, 10/01/25		572	560,003
4.00%, 04/15/29		207	184,289
Sensata Technologies, Inc., 4.38%, 02/15/30(b)		2,150	1,922,632
SK Hynix, Inc., 1.50%, 01/19/26(e)		200	176,872
Synaptics, Inc., 4.00%, 06/15/29(b)		16	13,414
TSMC Global Ltd., 2.25%, 04/23/31(e)		250	206,015

			25,916,320

Software — 2.3%
Alteryx, Inc., 8.75%, 03/15/28(b)(d)		372	365,410
Black Knight InfoServ LLC, 3.63%, 09/01/28(b)		859	768,805
Boxer Parent Co., Inc.(b)
7.13%, 10/02/25		764	764,676
9.13%, 03/01/26		392	390,040
Capstone Borrower, Inc., 8.00%, 06/15/30		453	447,342
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)(d)		819	809,820

Security		Par (000)	Value

Software (continued)
Cloud Software Group, Inc.
6.50%, 03/31/29(b)	USD	4,570	$4,069,040
9.00%, 09/30/29		2,247	1,962,607
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(b)		286	244,530
Crowdstrike Holdings, Inc., 3.00%, 02/15/29		61	52,603
Elastic NV, 4.13%, 07/15/29(b)		718	619,400
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 4.63%, 05/01/28(b)		205	174,250
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		201	173,508
MicroStrategy, Inc., 6.13%, 06/15/28(b)(d)		180	161,387
MSCI, Inc.(b)
3.63%, 09/01/30		81	69,853
3.88%, 02/15/31		707	612,634
3.25%, 08/15/33		173	139,327
Open Text Corp., 6.90%, 12/01/27(b)		898	914,191
Oracle Corp.(d)
6.15%, 11/09/29		2,385	2,484,139
3.95%, 03/25/51		4,425	3,345,841
5.55%, 02/06/53		1,280	1,239,479
PTC, Inc.(b)
3.63%, 02/15/25		166	160,296
4.00%, 02/15/28		365	336,022
SS&C Technologies, Inc., 5.50%, 09/30/27(b)		3,719	3,560,302
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)(d)		955	774,902

			24,640,404

Specialized REITs — 0.1%
Iron Mountain, Inc., 7.00%, 02/15/29		794	795,336
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)		754	748,016

			1,543,352

Specialty Retail(b) — 0.2%
PetSmart, Inc./PetSmart Finance Corp.
4.75%, 02/15/28		481	444,499
7.75%, 02/15/29(d)		1,317	1,308,542
Staples, Inc., 7.50%, 04/15/26		276	227,952

			1,980,993

Technology Hardware, Storage & Peripherals — 0.7%
Coherent Corp., 5.00%, 12/15/29(b)(d)		886	799,712
Dell International LLC/EMC Corp.(d)
5.85%, 07/15/25		2,395	2,403,746
8.35%, 07/15/46		2,355	2,887,959
Seagate HDD Cayman(b)
8.25%, 12/15/29		532	555,658
8.50%, 07/15/31		675	707,866

			7,354,941

Textiles, Apparel & Luxury Goods(b) — 0.1%
Crocs, Inc., 4.13%, 08/15/31		244	197,030
Hanesbrands, Inc.
4.88%, 05/15/26		145	135,363
9.00%, 02/15/31(d)		440	443,461
Levi Strauss & Co., 3.50%, 03/01/31		523	432,782
William Carter Co., 5.63%, 03/15/27		365	354,170

			1,562,806

Tobacco — 2.5%
Altria Group, Inc., 10.20%, 02/06/39		13,392	18,103,699

92	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Tobacco (continued)
BAT Capital Corp., 4.54%, 08/15/47(d)	USD	3,000	$2,207,607
BAT International Finance PLC, 1.67%, 03/25/26(d)		4,350	3,910,951
Reynolds American, Inc., 5.85%, 08/15/45(d)		2,335	2,076,526

			26,298,783

Transportation Infrastructure — 0.6%
FedEx Corp., 5.25%, 05/15/50(d)		6,000	5,766,006
SF Holding Investment 2021 Ltd., 2.38%, 11/17/26(e)		200	179,784
Signature Aviation U.S. Holdings, Inc., 4.00%, 03/01/28(b)		541	486,927
XPO Escrow Sub LLC, 7.50%, 11/15/27(b)		105	107,292

			6,540,009

Wireless Telecommunication Services — 1.5%
Altice France SA/France(b)
5.13%, 01/15/29		1,346	959,559
5.13%, 07/15/29		796	565,059
American Tower Corp., 3.60%, 01/15/28(d)		4,000	3,682,756
Crown Castle, Inc., 4.15%, 07/01/50(d)		820	650,566
Digicel International Finance Ltd./Digicel International Holdings Ltd., 8.75%, 05/25/24(b)		635	580,790
SBA Communications Corp.
3.13%, 02/01/29(d)		3,072	2,603,997
3.88%, 02/15/27		30	27,636
Sprint LLC, 7.63%, 03/01/26		1,096	1,138,496
T-Mobile U.S., Inc.
4.75%, 02/01/28(d)		1,013	984,101
2.63%, 02/15/29		438	380,415
3.38%, 04/15/29(d)		676	610,461
2.88%, 02/15/31		235	198,636
3.50%, 04/15/31(d)		990	873,574
5.05%, 07/15/33(d)		2,000	1,963,797
Vmed O2 U.K. Financing I PLC, 4.75%, 07/15/31(b)		934	776,620

			15,996,463

Total Corporate Bonds — 114.3% (Cost: $1,260,986,714)			1,198,833,603

Floating Rate Loan Interests(a)

Aerospace & Defense — 0.2%
Atlas CC Acquisition Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 9.78%, 05/25/28		354	306,844
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 9.78%, 05/25/28		47	40,654
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6-mo. LIBOR US at 0.50% Floor + 3.50%), 8.56%, 08/03/29		99	97,298
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, (1-mo. CME Term SOFR + 3.50%), 8.70%, 04/06/26		69	68,404
2020 Term Loan B1, (1-mo. CME Term SOFR + 3.50%), 8.70%, 04/06/26		129	127,244
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR at 0.75% Floor + 7.75%), 12.98%, 02/01/29		113	109,250

Security		Par (000)	Value

Aerospace & Defense (continued)
Peraton Corp. (continued)
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.95%, 02/01/28	USD	602	$590,584
Setanta Aircraft Leasing Designated Activity Co., Term Loan B, (3-mo. LIBOR US + 2.00%), 7.54%, 11/05/28		150	149,839
TransDigm, Inc., 2023 Term Loan I, (3-mo. CME Term SOFR + 3.25%), 8.49%, 08/24/28		314	313,798

			1,803,915

Automobile Components — 0.0%
Clarios Global LP, 2023 Incremental Term Loan, (1-mo. CME Term SOFR + 3.75%), 8.85%, 05/06/30		298	296,975

Automobiles — 0.0%
Dealer Tire Financial LLC, Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.60%, 12/14/27		222	221,051

Beverages — 0.1%
Naked Juice LLC
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.34%, 01/24/30		213	167,739
Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.59%, 01/24/29		536	497,288

			665,027

Broadline Retail — 0.1%
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.61%, 11/24/28		179	178,346
Midas Intermediate Holdco II LLC, 2022 PIK Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.85%, 1.50% PIK), 5.96%, 06/30/27(g)		307	267,546
PUG LLC, USD Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.72%, 02/12/27		459	406,688
Sally Holdings LLC, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.60%, 02/28/30(c)		73	72,726

			925,306

Building Products — 0.1%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.41%, 05/13/29		28	27,729
CP Atlas Buyer, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.95%, 11/23/27		197	184,892
CPG International LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.70%, 04/28/29		88	87,854
Jeld-Wen, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.47%, 07/28/28		98	97,816
Wilsonart LLC, 2021 Term Loan E, (6-mo. LIBOR US at 1.00% Floor + 3.50%), 8.71%, 12/31/26		340	334,106

			732,397

Capital Markets — 0.2%
Advisor Group, Inc., 2021 Term Loan, (1-mo. LIBOR US + 4.50%), 9.69%, 07/31/26		368	368,316

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Capital Markets (continued)
Ascensus Holdings, Inc.
2021 2nd Lien Term Loan, (1-mo. LIBOR US at 0.50% Floor + 6.50%), 11.69%, 08/02/29	USD	61	$54,728
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.72%, 08/02/28		451	442,970
Axalta Coating Systems U.S. Holdings, Inc., 2022 USD Term Loan B4, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.24%, 12/20/29		132	132,082
Azalea Topco, Inc., Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.72%, 07/24/26		265	256,745
Castlelake Aviation Ltd., Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 2.75%), 8.30%, 10/22/26		187	186,078
Castlelake Aviation One DAC, 2023 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.00%, 10/22/27		81	80,125
Focus Financial Partners LLC
2021 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.60%, 06/30/28		183	180,716
2023 Term Loan B6, 06/30/28(m)		97	96,297
ION Trading Finance Ltd., 2021 USD Term Loan, (3-mo. LIBOR US + 4.75%), 10.09%, 04/03/28		74	72,313

			1,870,370

Chemicals — 0.2%
Arc Falcon I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.95%, 09/30/28		215	200,316
Aruba Investments Holdings LLC, 2020 USD Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.20%, 11/24/27		74	71,163
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 9.99%, 08/27/26		257	251,409
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.38%), 9.62%, 10/04/29		116	111,081
Element Solutions, Inc., 2019 Term Loan B1, (1-mo. CME Term SOFR + 2.00%), 7.10%, 01/31/26		110	110,178
HB Fuller Co., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.60%, 02/15/30		37	37,006
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (3-mo. CME Term SOFR + 3.50%), 8.70%, 02/18/30		72	71,524
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR + 3.93%), 9.27%, 07/03/28		18	14,944
LSF11 A5 Holdco LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.72%, 10/15/28		216	212,668
Messer Industries GmbH, 2018 USD Term Loan, (3-mo. CME Term SOFR + 2.50%), 8.00%, 03/02/26		161	160,116
Momentive Performance Materials USA LLC, 2023 Term Loan, (1-mo. CME Term SOFR + 4.50%), 9.60%, 03/29/28		236	230,103
Nouryon USA LLC, 2023 USD Term Loan B, (3-mo. CME Term SOFR + 4.00%), 9.32%, 04/03/28		89	88,026
Olympus Water U.S. Holding Corp., 2023 Incremental Term Loan, 11/09/28(m)		84	81,042
OQ Chemicals Corp., 2017 USD Term Loan B2, (1-mo. CME Term SOFR + 3.60%), 8.74%, 10/14/24		223	218,501
PQ Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.65%, 06/09/28		185	184,153

Security		Par (000)	Value

Chemicals (continued)
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (1-mo. LIBOR US at 0.75% Floor + 4.00%), 9.19%, 03/16/27	USD	75	$73,420
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.54%, 08/02/28		219	217,138
W.R. Grace Holdings LLC, 2021 Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 3.75%), 9.31%, 09/22/28		109	108,546

			2,441,334

Commercial Services & Supplies — 0.3%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.95%, 05/12/28		381	370,034
Amentum Government Services Holdings LLC, 2022 Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.15%, 02/15/29(c)		53	52,124
Aramark Services, Inc.
2021 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.72%, 04/06/28		113	112,718
2023 Term Loan B6, 06/22/30(c)(m)		88	87,888
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.95%, 09/07/27		297	295,971
Clean Harbors, Inc., 2021 Incremental Term Loan B, (1-mo. LIBOR US + 2.00%), 7.19%, 10/08/28		112	111,686
Covanta Holding Corp.
2021 Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.60%, 11/30/28		6	6,210
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.60%, 11/30/28		83	81,868
GFL Environmental, Inc., 2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.15%, 05/28/27		80	79,798
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 10.20%, 10/29/28		146	144,578
PECF USS Intermediate Holding III Corp., Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 4.25%), 9.52%, 12/15/28		131	107,223
Prime Security Services Borrower LLC, 2021 Term Loan, (1-mo. LIBOR US at 0.75% Floor + 2.75%), 7.94%, 09/23/26		178	177,418
Tempo Acquisition LLC, 2022 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.10%, 08/31/28		585	584,866
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.20%, 11/02/27		237	217,448
Viad Corp., Initial Term Loan, (1-mo. CME Term SOFR + 5.00%), 10.22%, 07/30/28		148	143,312

			2,573,142

Communications Equipment — 0.0%
Ciena Corp., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.59%, 01/18/30		27	26,933
ViaSat, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.60%, 03/02/29		115	110,946

			137,879

94	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Construction & Engineering — 0.0%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (1-mo. LIBOR US at 1.00% Floor + 4.25%), 9.42%, 06/21/24	USD	152	$149,857
Pike Corp., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.22%, 01/21/28		75	74,611
USIC Holdings, Inc., 2021 Term Loan, (1-mo. LIBOR US at 0.75% Floor + 3.50%), 8.69%, 05/12/28		148	139,618

			364,086

Construction Materials — 0.1%
American Builders & Contractors Supply Co., Inc., 2019 Term Loan, (1-mo. CME Term SOFR + 2.00%), 7.20%, 01/15/27		122	121,339
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.10%, 03/08/29		97	81,363
Oscar AcquisitionCo. LLC, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.84%, 04/29/29		122	119,127
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.69%, 09/22/28		73	73,141

			394,970

Consumer Staples Distribution & Retail — 0.0%
U.S. Foods, Inc.
2019 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.22%, 09/13/26		43	42,832
2021 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.97%, 11/22/28		200	200,128

			242,960

Containers & Packaging — 0.1%
Charter Next Generation, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.97%, 12/01/27		402	398,742
Mauser Packaging Solutions Holding Co., Term Loan B, (3-mo. CME Term SOFR + 4.00%), 9.16%, 08/14/26		125	124,496
Pregis TopCo Corp., 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.75%), 8.97%, 07/31/26		75	73,855

			597,093

Distributors — 0.0%
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 3.75%), 9.02%, 10/28/27		163	150,608

Diversified Consumer Services — 0.2%
Ascend Learning LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.75%), 10.95%, 12/10/29		100	84,583
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.70%, 12/11/28		148	138,419
Bright Horizons Family Solutions LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.47%, 11/24/28		189	187,593
KUEHG Corp., 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.24%, 06/12/30		167	165,121
Sotheby’s, 2021 Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 4.50%), 9.76%, 01/15/27		368	358,554

Security		Par (000)	Value

Diversified Consumer Services (continued)
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (3-mo. LIBOR US + 4.00%), 9.54%, 07/30/25	USD	76	$75,716
Veritas U.S., Inc., 2021 USD Term Loan B, (1-mo. LIBOR US at 1.00% Floor + 5.00%), 10.22%, 09/01/25		335	271,992
Wand NewCo 3, Inc., 2020 Term Loan, (1-mo. LIBOR US + 2.75%), 7.40%, 02/05/26		337	334,120
WCG Intermediate Corp., 2019 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%), 9.22%, 01/08/27		154	151,009

			1,767,107

Diversified REITs — 0.0%
RHP Hotel Properties, LP, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.85%, 05/18/30		135	134,466

Diversified Telecommunication Services — 0.3%
Altice Financing SA, USD 2017 1st Lien Term Loan, (3-mo. LIBOR US + 2.75%), 8.01%, 01/31/26		249	244,377
Connect Finco SARL, 2021 Term Loan B, (1-mo. LIBOR US + 3.50%), 8.70%, 12/11/26		744	742,918
Iridium Satellite LLC, 2021 Term Loan B2, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 7.70%, 11/04/26		207	206,688
Level 3 Financing, Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.97%, 03/01/27		215	199,817
Lumen Technologies, Inc., 2020 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.47%, 03/15/27		244	199,535
Orbcomm, Inc., Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 4.25%), 9.58%, 09/01/28		148	118,196
Radiate Holdco LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.47%, 09/25/26		352	292,667
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1-mo. LIBOR US + 3.25%), 8.44%, 01/31/29		225	223,794
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR + 3.00%), 8.22%, 03/09/27		584	457,485

			2,685,477

Electrical Equipment — 0.0%
Arcline FM Holdings LLC, 2021 1st Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 4.75%), 10.25%, 06/23/28(c)		221	214,564

Electronic Equipment, Instruments & Components — 0.0%
Coherent Corp., 2022 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.97%, 07/02/29		114	114,152

Energy Equipment & Services — 0.0%
Oryx Midstream Services Permian Basin LLC, 2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.54%, 10/05/28		365	363,678

Entertainment — 0.3%
AMC Entertainment Holdings, Inc., 2019 Term Loan B, (1-mo. LIBOR US + 3.00%), 8.22%, 04/22/26		162	126,457
Aristocrat Technologies, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.59%, 05/24/29		11	11,529
Cirque Du Soleil Holding USA Newco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.49%, 03/08/30		118	116,602

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Entertainment (continued)
City Football Group Ltd., Term Loan, (3-mo. LIBOR US at 0.50% Floor + 3.00%), 8.27%, 07/21/28	USD	223	$218,158
Creative Artists Agency LLC, 2023 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.60%, 11/27/28		180	178,966
Delta 2 Lux SARL, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.10%, 01/15/30		151	150,925
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (3-mo. LIBOR US at 1.00% Floor + 3.00%), 8.73%, 03/08/24		538	497,975
Live Nation Entertainment, Inc., Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 6.93%, 10/17/26		452	450,540
Playtika Holding Corp., 2021 Term Loan, (1-mo. LIBOR US + 2.75%), 7.94%, 03/13/28		230	229,072
SMG U.S. Midco 2, Inc., 2020 Term Loan, (3-mo. LIBOR US + 2.50%), 7.77%, 01/23/25		152	151,138
UFC Holdings LLC, 2021 Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 2.75%), 8.05%, 04/29/26		146	145,836
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1-mo. LIBOR US + 2.75%), 7.95%, 05/18/25		470	468,643
WMG Acquisition Corp., 2021 Term Loan G, (1-mo. CME Term SOFR + 2.13%), 7.33%, 01/20/28		351	349,747

			3,095,588

Financial Services — 0.3%
ABG Intermediate Holdings 2 LLC, 2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.70%, 12/21/28		90	89,257
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR + 5.50%), 10.49%, 08/15/28		200	177,444
Belron Finance U.S. LLC, 2018 Term Loan B, (3-mo. LIBOR US + 2.25%), 7.63%, 11/13/25		370	370,030
Belron Luxembourg SARL, 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.83%, 04/18/29		54	53,967
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 8.99%, 04/09/27		753	729,824
2021 USD 2nd Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 6.75%), 12.29%, 04/07/28		190	175,988
LBM Acquisition LLC, Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.94%, 12/17/27		96	92,384
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.45%, 03/24/25		257	255,447
Sotera Health Holdings LLC, 2021 Term Loan, (3-mo. LIBOR US at 0.50% Floor + 2.75%), 8.02%, 12/11/26		267	262,386
Travelport Finance SARL, 2023 Consented Term Loan, 05/29/26(c)(m)		144	87,317
UPC Financing Partnership, 2021 USD Term Loan AX, (1-mo. LIBOR US + 2.93%), 8.12%, 01/31/29		45	44,076
WEX, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 2.25%), 7.47%, 03/31/28		123	122,899
White Cap Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.85%, 10/19/27		193	190,925

			2,651,944

Security		Par (000)	Value

Food Products — 0.2%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.75%), 8.97%, 10/01/25	USD	162	$148,462
B&G Foods, Inc., 2019 Term Loan B4, (1-mo. LIBOR US + 2.50%), 7.65%, 10/10/26		92	89,756
Chobani LLC, 2020 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.50%), 8.72%, 10/25/27		588	584,010
Froneri International Ltd., 2020 USD Term Loan, (3-mo. CME Term SOFR + 2.25%), 7.45%, 01/29/27		563	559,487
H-Food Holdings LLC, 2018 Term Loan B, (6-mo. LIBOR US + 3.69%), 9.27%, 05/23/25		55	47,972
Hostess Brands LLC, 2023 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.75%, 06/21/30		185	185,214
Nomad Foods U.S. LLC, 2022 Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.56%, 11/12/29		75	74,906
Sovos Brands Intermediate, Inc., 2021 Term Loan, (3-mo. LIBOR US at 0.75% Floor + 3.50%), 8.77%, 06/08/28		261	257,748
Triton Water Holdings, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor), 5.24%, 03/31/28		273	262,985
UTZ Quality Foods LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.22%, 01/20/28		259	258,742

			2,469,282

Ground Transportation — 0.1%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (1-mo. LIBOR US at 0.75% Floor + 4.75%), 9.93%, 04/06/28		98	95,197
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.97%, 08/06/27		71	69,763
Genesee & Wyoming, Inc., Term Loan, (3-mo. CME Term SOFR + 2.00%), 7.34%, 12/30/26		186	185,312
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 5.50%), 10.76%, 08/04/25		78	69,967
Uber Technologies, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.01%, 03/03/30		198	198,344

			618,583

Health Care Equipment & Supplies — 0.1%
Chariot Buyer LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.45%, 11/03/28		371	362,711
Femur Buyer, Inc., 1st Lien Term Loan, (3-mo. LIBOR US + 4.50%), 10.00%, 03/05/26		107	97,647
Insulet Corp., Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.47%, 05/04/28		110	110,174
Medline Borrower LP, USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.47%, 10/23/28		759	749,440

			1,319,972

Health Care Providers & Services — 0.1%
CHG Healthcare Services, Inc., 2021 Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.25%), 8.44%, 09/29/28		184	183,129
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.46%, 11/08/27		197	196,091

96	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Health Care Providers & Services (continued)
Electron BidCo, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.22%, 11/01/28	USD	297		$295,626
Envision Healthcare Corp.
2022 First Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.88%), 13.27%, 03/31/27		—	(n)	86
2022 Second Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 4.25%), 9.49%, 03/31/27		159		11,681
EyeCare Partners LLC, 2020 Term Loan, (3-mo. CME Term SOFR + 3.75%), 9.25%, 02/18/27		198		145,047
MED ParentCo LP, 1st Lien Term Loan, (1-mo. LIBOR US + 4.25%), 9.47%, 08/31/26		182		168,828
Option Care Health, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.94%, 10/27/28		109		108,416
Reverb Buyer, Inc., 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.61%, 11/01/28		152		142,729
Surgery Center Holdings, Inc., 2021 Term Loan, (1-mo. LIBOR US at 0.75% Floor + 3.75%), 8.90%, 08/31/26		68		67,479
Vizient, Inc., 2022 Term Loan B7, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.44%, 05/16/29		32		31,632

				1,350,744

Health Care Technology — 0.1%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.59%, 02/15/29		399		384,019
Polaris Newco LLC, USD Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 4.00%), 9.54%, 06/02/28		529		485,545
Verscend Holding Corp., 2021 Term Loan B, (1-mo. LIBOR US + 4.00%), 9.22%, 08/27/25		331		330,423

				1,199,987

Hotels, Restaurants & Leisure — 0.4%
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1-mo. LIBOR US + 3.75%), 8.94%, 02/02/26		211		204,359
Alterra Mountain Co., 2023 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.95%, 05/31/30(c)		19		18,953
Bally’s Corp., 2021 Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 3.25%), 8.40%, 10/02/28		74		72,103
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., Term Loan B4, (1-mo. LIBOR US + 1.75%), 6.94%, 11/19/26		337		334,478
Caesars Entertainment, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.45%, 02/06/30		140		139,523
Carnival Corp., USD Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.22%, 06/30/25		255		254,212
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1-mo. CME Term SOFR + 2.00%), 7.20%, 03/17/28		184		181,858
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.10%, 01/27/29		591		582,488

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Flutter Financing BV, 2022 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.75%, 07/22/28	USD	154	$153,942
Four Seasons Hotels Ltd., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.45%, 11/30/29		302	302,591
Hilton Worldwide Finance LLC, 2019 Term Loan B2, (1-mo. CME Term SOFR + 1.75%), 6.94%, 06/22/26		261	260,914
IRB Holding Corp., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.20%, 12/15/27		543	538,842
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.44%, 03/09/28		126	86,983
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.95%, 05/03/29		152	151,479
Playa Resorts Holding BV, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.34%, 01/05/29		57	56,508
Scientific Games International, Inc., 2022 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.25%, 04/14/29		87	86,888
SeaWorld Parks & Entertainment, Inc., 2021 Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 3.00%), 8.25%, 08/25/28		69	69,363
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3-mo. CME Term SOFR + 2.25%), 7.75%, 07/21/26		148	148,167
Station Casinos LLC, 2020 Term Loan B, (1-mo. LIBOR US at 0.25% Floor + 2.25%), 7.45%, 02/08/27		298	296,582
Whatabrands LLC, 2021 Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 3.25%), 8.47%, 08/03/28		309	306,458
Wyndham Hotels & Resorts, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.45%, 05/24/30		19	18,941

			4,265,632

Household Durables — 0.1%
ACProducts Holdings, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.75%, 05/17/28		171	143,026
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR + 3.50%), 8.67%, 02/26/29		329	311,135
Sunset Debt Merger Sub, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.22%, 10/06/28		110	88,543
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.47%, 10/30/27		350	306,762

			849,466

Household Products — 0.0%
Diamond BC BV, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.06%, 09/29/28		338	337,279

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers — 0.0%
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.50%), 8.03%, 12/15/27	USD	233	$231,455

Insurance — 0.2%
Alliant Holdings Intermediate LLC
2021 Term Loan B4, (1-mo. LIBOR US at 0.50% Floor + 3.50%), 8.65%, 11/06/27		118	117,393
2023 Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.65%, 11/05/27		524	519,949
AmWINS Group, Inc.
2021 Term Loan B, (1-mo. LIBOR US at 0.75% Floor + 2.25%), 7.44%, 02/19/28		173	171,581
2023 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.83%, 02/19/28		55	54,531
AssuredPartners, Inc., 2020 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.72%, 02/12/27		260	257,575
HUB International Ltd.
2022 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.07%, 11/10/29		74	74,510
2023 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 9.34%, 06/20/30		466	466,516
Ryan Specialty Group LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.20%, 09/01/27		161	160,363
USI, Inc., 2022 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.99%, 11/22/29		325	324,644

			2,147,062

Interactive Media & Services — 0.1%
Acuris Finance U.S., Inc., 2021 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.39%, 02/16/28		50	49,304
Adevinta ASA, USD Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 2.75%), 8.29%, 06/26/28		139	138,707
Camelot Finance SA, Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.22%, 10/30/26		250	249,282
Camelot U.S. Acquisition LLC, 2020 Incremental Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.00%), 8.22%, 10/30/26		281	280,940
GoodRx, Inc., 1st Lien Term Loan, (1-mo. LIBOR US + 2.75%), 7.94%, 10/10/25		76	75,827
Grab Holdings, Inc., Term Loan B, (1-mo. LIBOR US at 1.00% Floor + 4.50%), 9.70%, 01/29/26		120	119,711

			913,771

IT Services — 0.2%
Asurion LLC
2020 Term Loan B8, (3-mo. LIBOR US + 3.25%), 8.79%, 12/23/26		283	272,183
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.25%), 10.51%, 01/31/28		255	216,273
2023 Term Loan B11, (1-mo. CME Term SOFR + 4.25%), 9.45%, 08/19/28		23	21,781
Epicor Software Corp., 2020 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.47%, 07/30/27		111	109,407

Security		Par (000)	Value

IT Services (continued)
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.34%, 10/01/27	USD	366	$360,321
Go Daddy Operating Co. LLC
2021 Term Loan B4, (1-mo. LIBOR US + 2.00%), 7.19%, 08/10/27		124	123,842
2022 Term Loan B5, (1-mo. CME Term SOFR + 3.00%), 8.10%, 11/09/29		161	161,407
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.85%, 02/17/28		382	379,052

			1,644,266

Leisure Products — 0.0%
Fender Musical Instruments Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.19%, 12/01/28(c)		99	94,131
Peloton Interactive, Inc., Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 6.50%), 12.26%, 05/25/27		40	40,387
Topgolf Callaway Brands Corp., Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.70%, 03/15/30		130	129,459

			263,977

Life Sciences Tools & Services — 0.2%
Avantor Funding, Inc., 2021 Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.45%, 11/08/27		229	228,417
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1-mo. LIBOR US at 0.50% Floor + 2.00%), 7.19%, 02/22/28		188	183,217
Curia Global, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.90%, 08/30/26		23	19,784
eResearchTechnology, Inc., 2020 1st Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 9.72%, 02/04/27		156	149,493
Fortrea Holdings, Inc., Term Loan B, 06/12/30(m)		51	50,975
ICON Luxembourg SARL, LUX Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.75%, 07/03/28		229	229,375
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.03%, 10/19/27		239	238,344
Parexel International Corp., 2021 1st Lien Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.25%), 8.35%, 11/15/28		368	364,892
PRA Health Sciences, Inc., US Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.75%, 07/03/28		57	57,149

			1,521,646

Machinery — 0.3%
Albion Financing 3 SARL, USD Term Loan, (3-mo. LIBOR US at 0.50% Floor + 5.25%), 10.52%, 08/17/26(c)		222	219,963
Clark Equipment Co., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.84%, 04/20/29		42	41,449
Columbus McKinnon Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.23%, 05/14/28		66	66,176

98	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Machinery (continued)
Filtration Group Corp., 2023 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.33%, 10/21/28	USD	297	$296,681
Gardner Denver, Inc., 2020 USD Term Loan B2, (1-mo. CME Term SOFR + 1.75%), 6.95%, 03/01/27		142	141,761
Gates Global LLC, 2021 Term Loan B3, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 7.70%, 03/31/27		300	298,376
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1-mo. CME Term SOFR + 1.75%), 6.95%, 03/01/27		157	156,815
Madison IAQ LLC, Term Loan, (6-mo. LIBOR US at 0.50% Floor + 3.25%), 8.30%, 06/21/28		452	441,778
Roper Industrial Products Investment Co., USD Term Loan, (3-mo. CME Term SOFR + 4.50%), 9.74%, 11/22/29		259	258,053
SPX Flow, Inc., 2022 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.70%, 04/05/29		230	226,574
Titan Acquisition Ltd., 2018 Term Loan B, (3-mo. LIBOR US + 3.00%), 8.73%, 03/28/25		446	434,799
Vertical U.S. Newco, Inc., Term Loan B, (6-mo. LIBOR US at 0.50% Floor + 3.50%), 8.60%, 07/30/27		327	324,629
Vertiv Group Corp., 2021 Term Loan B, (1-mo. LIBOR US + 2.75%), 7.94%, 03/02/27		302	300,460
Zurn LLC, 2021 Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 2.00%), 7.19%, 10/04/28		109	108,622

			3,316,136

Media — 0.2%
AVSC Holding Corp., 2020 Term Loan B1, (1-mo. LIBOR US at 1.00% Floor + 3.25%, 0.25% PIK), 8.68%, 03/03/25(g)		184	179,200
Charter Communications Operating LLC, Class A, 2019 Term Loan B1, (3-mo. CME Term SOFR + 1.75%), 6.80%, 04/30/25		123	122,907
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3-mo. LIBOR US + 3.50%), 8.81%, 08/21/26		390	371,914
Cogeco Financing 2 LP, 2021 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.72%, 09/01/28		166	164,302
CSC Holdings LLC
2017 Term Loan B1, (1-mo. LIBOR US + 2.25%), 7.44%, 07/17/25		115	110,315
2019 Term Loan B5, (1-mo. LIBOR US + 2.50%), 7.69%, 04/15/27		315	274,335
DirecTV Financing LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.22%, 08/02/27		336	328,737
Learfield Communications LLC, 2016 1st Lien Term Loan, (3-mo. LIBOR US at 1.00% Floor + 3.25%), 8.77%, 12/01/23		91	70,477
Sinclair Television Group, Inc., 2022 Term Loan B4, (1-mo. CME Term SOFR + 3.75%), 8.95%, 04/21/29(c)		199	149,740

Security		Par (000)	Value

Media (continued)
Voyage Digital Ltd., USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.36%, 05/11/29(c)	USD	106	$105,400
Ziggo Financing Partnership, USD Term Loan I, (1-mo. LIBOR US + 2.50%), 7.69%, 04/30/28		126	123,930

			2,001,257

Oil, Gas & Consumable Fuels — 0.1%
Freeport LNG Investments LLLP, Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 3.50%), 8.75%, 12/21/28		441	431,228
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.68%, 09/19/29		26	25,563
Medallion Midland Acquisition LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.25%, 10/18/28		221	219,147

			675,938

Passenger Airlines — 0.2%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3-mo. LIBOR US at 0.75% Floor + 4.75%), 10.00%, 04/20/28		436	444,558
Air Canada, 2021 Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 3.50%), 8.84%, 08/11/28		370	369,731
American Airlines, Inc.
2017 1st Lien Term Loan, (6-mo. LIBOR US + 3.50%), 7.00%, 01/29/27		302	294,041
2023 Term Loan B, (6-mo. CME Term SOFR + 2.75%), 8.15%, 02/15/28		280	274,593
Kestrel Bidco, Inc., Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.00%), 8.25%, 12/11/26		108	103,960
Mileage Plus Holdings LLC, 2020 Term Loan B, (3-mo. LIBOR US at 1.00% Floor + 5.25%), 10.76%, 06/21/27		299	310,464
United Airlines, Inc., 2021 Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 3.75%), 9.29%, 04/21/28		351	350,501

			2,147,848

Personal Care Products — 0.1%
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.09%, 10/01/26		771	766,322

Pharmaceuticals — 0.1%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.72%, 05/04/25		124	119,276
Amynta Agency Borrower, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 5.00%), 10.20%, 02/28/28		99	96,092
Bausch Health Cos., Inc., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.25%), 10.43%, 02/01/27		143	107,479
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.01%, 08/01/27		298	292,019
Jazz Financing Lux SARL, USD Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.50%), 8.69%, 05/05/28		265	264,984

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pharmaceuticals (continued)
Organon & Co., USD Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.00%), 8.25%, 06/02/28	USD	197	$196,588
Precision Medicine Group LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.34%, 11/18/27(c)		153	146,443

			1,222,881

Professional Services — 0.3%
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.72%, 02/04/28		185	184,603
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. LIBOR US at 0.50% Floor + 6.50%), 11.75%, 06/04/29		100	80,250
Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.50%), 8.75%, 06/02/28		476	429,453
Dun & Bradstreet Corp.
2022 Incremental Term Loan B2, (1-mo. CME Term SOFR + 3.25%), 8.33%, 01/18/29		75	74,156
Term Loan, (1-mo. CME Term SOFR + 3.25%), 8.43%, 02/06/26		480	480,027
Element Materials Technology Group U.S. Holdings, Inc.
2022 USD Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.59%, 07/06/29		76	74,623
2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.59%, 07/06/29		165	161,682
Fleetcor Technologies Operating Co. LLC, 2021 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 6.95%, 04/28/28		224	221,625
Galaxy U.S. Opco, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.85%, 04/29/29(c)		268	251,227
Trans Union LLC
2019 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 6.95%, 11/16/26		111	110,952
2021 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.47%, 12/01/28		385	383,307
VS Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.52%, 02/28/27		259	254,992

			2,706,897

Real Estate Management & Development — 0.0%
Cushman & Wakefield U.S. Borrower LLC
2020 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.97%, 08/21/25		95	94,002
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.45%, 01/31/30(c)		238	230,156

			324,158

Semiconductors & Semiconductor Equipment — 0.0%
MKS Instruments, Inc., 2022 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.94%, 08/17/29		179	178,812
Synaptics, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.74%, 12/02/28		110	108,716

			287,528

Security		Par (000)		Value

Software — 0.6%
Applied Systems, Inc., 2022 Extended 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.74%, 09/18/26	USD	74		$74,345
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.55%, 08/15/29		83		79,550
Boxer Parent Co., Inc., 2021 USD Term Loan, (1-mo. CME Term SOFR + 3.75%), 8.97%, 10/02/25		222		220,069
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.33%, 09/21/28		185		184,486
Central Parent, Inc., 2022 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.49%, 07/06/29		297		295,484
Cloud Software Group, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.84%, 03/30/29		667		623,117
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.08%, 10/08/29(c)		113		101,700
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.95%, 10/08/28		89		86,960
Cornerstone OnDemand, Inc., 2021 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.25%, 10/16/28		185		171,852
Delta TopCo, Inc.
2020 2nd Lien Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 7.25%), 12.57%, 12/01/28		45		40,913
2020 Term Loan B, (6-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.07%, 12/01/27		—	(n)	2
Genesys Cloud Services Holdings II LLC, 2020 USD Term Loan B4, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.19%, 12/01/27		383		381,136
Informatica LLC, 2021 USD Term Loan B, (1-mo. LIBOR US + 2.75%), 8.00%, 10/27/28		422		420,407
Instructure Holdings, Inc., 2021 Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 2.75%), 7.85%, 10/30/28		99		98,689
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 4.75%), 10.03%, 07/27/28		250		187,733
2021 USD 2nd Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 8.25%), 13.53%, 07/27/29		193		124,762
McAfee Corp., 2022 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.01%, 03/01/29		372		355,333
MH Sub I LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.25%), 11.35%, 02/23/29		247		213,832
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.35%, 05/03/28		812		778,235
NortonLifeLock, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.20%, 09/12/29		185		183,480
Proofpoint, Inc., 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.47%, 08/31/28		445		435,202

100	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
RealPage, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.22%, 04/24/28	USD	809	$790,518
Severin Acquisition LLC, 2018 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 8.05%, 08/01/25		148	147,884
Sophia LP, 2021 Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 3.50%), 9.04%, 10/07/27		290	286,303
UKG, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.25%), 10.27%, 05/03/27		112	108,744
Ultimate Software Group, Inc., 2021 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.27%, 05/04/26		280	274,730

			6,665,466

Specialty Retail — 0.1%
EG Group Ltd., 2021 Term Loan, (1-mo. CME Term SOFR + 4.25%), 9.41%, 03/31/26		320	317,947
Mavis Tire Express Services Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.22%, 05/04/28		312	308,632
PetSmart, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.95%, 02/11/28		398	396,383
Pilot Travel Centers LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.20%, 08/04/28		177	176,742
Restoration Hardware, Inc.
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.45%, 10/20/28		89	86,087
Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.69%, 10/20/28		91	87,711
RVR Dealership Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.97%, 02/08/28		22	20,312

			1,393,814

Technology Hardware, Storage & Peripherals — 0.0%
Electronics for Imaging, Inc., Term Loan, (1-mo. LIBOR US + 5.00%), 10.21%, 07/23/26		66	44,725

Textiles, Apparel & Luxury Goods — 0.0%
Crocs, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.70%, 02/20/29		113	113,447
Hanesbrands, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.85%, 03/08/30(c)		58	57,999

			171,446

Trading Companies & Distributors — 0.1%
Beacon Roofing Supply, Inc., 2021 Term Loan B, (1-mo. LIBOR US + 2.25%), 7.44%, 05/19/28		185	184,472
Core & Main LP, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.61%, 07/27/28		556	552,150
SRS Distribution, Inc.
2021 Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 3.50%), 8.69%, 06/02/28		448	433,979

Security		Par (000)	Value

Trading Companies & Distributors (continued)
SRS Distribution, Inc. (continued)
2022 Incremental Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.70%, 06/02/28	USD	67	$65,500
TMK Hawk Parent Corp., 2020 Super Priority Second Out Term Loan B, (3-mo. LIBOR US at 1.00% Floor + 3.50%), 9.00%, 08/28/24(c)		120	72,887

			1,308,988

Transportation Infrastructure — 0.0%
Apple Bidco LLC, 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.10%, 09/22/28		94	93,179
KKR Apple Bidco LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.97%, 09/23/28		39	39,020
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.25%), 11.43%, 12/15/26 .		122	114,146
Rand Parent LLC, 2023 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.49%, 03/17/30		39	36,471

			282,816

Wireless Telecommunication Services — 0.0%
Digicel International Finance Ltd., 2017 Term Loan B, (1-mo. LIBOR US + 3.25%), 8.98%, 05/28/24		101	92,612
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.97%, 04/30/28		64	63,314
SBA Senior Finance II LLC, 2018 Term Loan B, (1-mo. LIBOR US + 1.75%), 6.95%, 04/11/25		186	185,978

			341,904

Total Floating Rate Loan Interests — 6.4% (Cost: $68,896,288)			67,235,335

Foreign Agency Obligations

Brazil — 0.5%
Brazilian Government International Bond, 5.00%, 01/27/45(d)		6,525	5,085,585

China — 0.0%
China Development Bank/Hong Kong, 2.00%, 02/16/27(e)		200	183,092
Export-Import Bank of China, 3.38%, 03/14/27(e)		200	191,514

			374,606

Colombia — 0.3%
Colombia Government International Bond, 5.63%, 02/26/44(d)		4,000	2,975,640

Hong Kong — 0.0%
Airport Authority, 3.25%, 01/12/52(d)		200	153,452

India — 0.0%
Export-Import Bank of India, 3.88%, 02/01/28(e)		200	188,068

Indonesia — 0.6%
Indonesia Government International Bond
5.88%, 01/15/24(b)(d)		4,400	4,411,704
4.65%, 09/20/32		250	244,978
4.85%, 01/11/33		200	199,438
5.25%, 01/17/42(e)		200	199,970
4.75%, 07/18/47(e)		200	188,490
3.70%, 10/30/49		200	158,058

S C H E D U L E O F I N V E S T M E N T S	101

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Indonesia (continued)
Indonesia Government International Bond (continued)
3.50%, 02/14/50	USD	200	$152,362
Perusahaan Penerbit SBSN Indonesia III(e)
1.50%, 06/09/26		200	181,396
4.40%, 06/06/27		200	196,828

			5,933,224

Mexico — 0.5%
Mexico Government International Bond, 4.75%, 03/08/44(d)		5,800	4,971,876

Pakistan — 0.0%
Pakistan Government International Bond(e)
6.00%, 04/08/26		450	216,468
7.38%, 04/08/31		200	90,660

			307,128

Philippines — 0.0%
Philippines Government International Bond
3.70%, 03/01/41		300	247,560
2.65%, 12/10/45		200	134,144

			381,704

Qatar — 0.0%
Qatar Government International Bond, 5.10%, 04/23/48(e)		200	198,922

Saudi Arabia — 0.1%
Saudi Government International Bond(e)
4.00%, 04/17/25		200	195,412
4.75%, 01/18/28		250	247,450
4.50%, 10/26/46		200	174,820

			617,682

South Korea — 0.2%
Export-Import Bank of Korea
0.63%, 06/29/24		250	237,815
1.63%, 01/18/27		200	179,144
Korea Development Bank
3.75%, 01/22/24		200	197,660
2.00%, 02/24/25		200	189,186
4.38%, 02/15/33		200	193,938
Korea Electric Power Corp., 3.63%, 06/14/25(e)		300	288,754
Korea Expressway Corp., 1.13%, 05/17/26(e)		200	177,332

			1,463,829

Uruguay — 0.3%
Uruguay Government International Bond, 5.10%, 06/18/50		3,500	3,493,315

Total Foreign Agency Obligations — 2.5% (Cost: $29,310,372)			26,145,031

Security		Shares	Value

Investment Companies

Fixed Income Funds — 0.1%
Invesco Senior Loan ETF(o)		45,000	$946,800

Total Investment Companies — 0.1% (Cost: $925,698)			946,800

		Par (000)

Municipal Bonds

New York — 1.0%
Metropolitan Transportation Authority, RB, BAB, 6.55%, 11/15/31	USD	10,000	10,472,880

Total Municipal Bonds — 1.0% (Cost: $9,833,900)			10,472,880

Preferred Securities

Capital Trusts — 10.1%

Automobiles — 0.2%
General Motors Financial Co., Inc., Series C, 5.70%(a)(d)(f)		2,565	2,251,669

Banks(a)(f) — 2.9%
HSBC Capital Funding Dollar 1 LP, 10.18%(b)		11,835	14,605,987
Industrial & Commercial Bank of China Ltd., 3.20%(e) .		300	279,231
ING Groep NV, 3.88%		2,284	1,625,722
Macquarie Bank Ltd., 6.13%(b)		1,885	1,697,949
Nordea Bank Abp, 6.13%(b)		5,540	5,229,883
PNC Financial Services Group, Inc., Series V, 6.20%(d)		5,529	5,153,857
Rizal Commercial Banking Corp., 6.50%(e)		700	618,492
TMBThanachart Bank PCL, 4.90%(e)		700	658,000
Wells Fargo & Co., Series S, 5.90%		281	277,136

			30,146,257

Capital Markets — 0.1%
State Street Corp., Series F, 9.15%(a)(f)		618	616,467

Electric Utilities — 0.7%
PPL Capital Funding, Inc., Series A, 8.20%, 03/30/67(a)		8,300	7,324,754

Financial Services — 3.7%
Bank of America Corp., Series U, 8.63%(a)(f)		5,785	5,784,838
Barclays PLC(a)(f)
4.38%		1,630	1,107,422
8.00%		4,500	4,252,050
BNP Paribas SA, 7.38%(a)(b)(f)		4,535	4,397,015
Credit Agricole SA, 8.13%(a)(b)(f)		5,000	5,006,250
JPMorgan Chase & Co., 8.75%, 09/01/30		2,000	2,427,744
Lloyds Banking Group PLC, 7.50%(a)(f)		8,285	7,747,718
NatWest Group PLC, 8.00%(a)(f)		970	944,227
UBS Group AG, 7.00%(a)(b)(f)		7,500	7,242,364

			38,909,628

Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., 7.00%(a)(b)(f)		481	419,672

102	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Insurance — 1.7%
ACE Capital Trust II, 9.70%, 04/01/30(d)	USD	7,000	$8,312,500
Equitable of Iowa Cos Capital Trust II, Series B, 8.42%, 04/01/27		5,000	4,732,805
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52(a)(e)		200	195,454
MetLife, Inc., 6.40%, 12/15/66(d)		5,000	4,990,232

			18,230,991

Oil, Gas & Consumable Fuels — 0.2%
Enterprise Products Operating LLC, 8.27%, 06/01/67(a)		2,500	2,349,897

Real Estate Management & Development — 0.0%
NWD Finance BVI Ltd., 4.13%(a)(e)(f)		409	272,954

Wireless Telecommunication Services — 0.5%
Vodafone Group PLC, 7.00%, 04/04/79(a)		4,745	4,865,286

			105,387,575

	Shares

Preferred Stocks — 3.9%

Banks(a)(f) — 2.5%
Citigroup, Inc., Series K		488,320	12,369,146
Wells Fargo & Co., Series Q		550,500	13,768,005

			26,137,151

Capital Markets(a)(f) — 0.9%
Goldman Sachs Group, Inc., Series J, 5.50%		162,450	4,144,099
State Street Corp., Series D		220,495	5,609,393

			9,753,492

IT Services — 0.5%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $3,403,593)(c)(p)		31,062	5,460,826

			41,351,469

Total Preferred Securities — 14.0% (Cost: $151,735,796)			146,739,044

	Par (000)

U.S. Government Sponsored Agency Securities

Mortgage-Backed Securities — 14.7%
Uniform Mortgage-Backed Securities, 4.50%, 07/13/53(q)	USD	160,000	153,825,000

Total U.S. Government Sponsored Agency Securities — 14.7% (Cost: $154,150,000)			153,825,000

	Shares

Warrants

Consumer Discretionary — 0.0%
Service King (Carnelian Point), (Expires 06/30/27, Strike Price USD 10.00)(l)		450	—

Total Warrants — 0.0% (Cost: $ — )			—

Total Long-Term Investments — 168.7% (Cost: $1,841,051,173)			1,768,694,248

Security	Shares		Value

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.98%(o)(r)	7,466,683		$7,466,683

Total Short-Term Securities — 0.7% (Cost: $7,466,683)			7,466,683

Options Purchased — 0.1% (Cost: $2,089,125)			1,442,631

Total Investments Before TBA Sale Commitments and Options Written — 169.5% (Cost: $1,850,606,981)			1,777,603,562

	Par (000)

TBA Sale Commitments

Mortgage-Backed Securities — (7.4)%
Uniform Mortgage-Backed Securities, 4.50%, 07/13/53(q)	USD	(80,740)	(77,623,941)

Total TBA Sale Commitments — (7.4)% (Proceeds: $(78,109,642))			(77,623,941)

Options Written — (0.0)% (Premiums Received: $(755,964))			(280,459)

Total Investments, Net of TBA Sale Commitments and Options Written — 162.1% (Cost: $1,771,741,375)			1,699,699,162

Liabilities in Excess of Other Assets — (62.1)%			(651,185,982)

Net Assets — 100.0%			$1,048,513,180

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Perpetual security with no stated maturity date.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Convertible security.
(i)	Zero-coupon bond.
(j)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(k)	Issuer filed for bankruptcy and/or is in default.
(l)	Non-income producing security.
(m)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Rounds to less than 1,000.
(o)	Affiliate of the Trust.
(p)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $5,460,826, representing 0.5% of its net assets as of period end, and an original cost of $3,403,593.

(q)	Represents or includes a TBA transaction.
(r)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	103

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Allocation Income Trust (BTZ)

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the six months ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$8,145,069	$—	$(678,386)	(a)	$—	$—	$7,466,683	7,466,683	$173,043	$—

(a)	Represents net amount purchased (sold).

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)

BNP Paribas SA	5.24	%(b)	04/17/23	Open		$249,948	$252,511	Corporate Bonds	Open/Demand
BNP Paribas SA	5.24	(b)	04/17/23	Open		1,271,480	1,284,522	Corporate Bonds	Open/Demand
Nomura Securities International, Inc	5.23	(b)	04/17/23	Open		269,625	272,385	Corporate Bonds	Open/Demand
BNP Paribas SA	5.07	(b)	04/19/23	Open		1,826,000	1,843,603	Corporate Bonds	Open/Demand
BNP Paribas SA	5.19	(b)	04/19/23	Open		1,877,500	1,896,050	Capital Trusts	Open/Demand
BNP Paribas SA	5.20	(b)	04/19/23	Open		1,520,625	1,535,679	Corporate Bonds	Open/Demand
BNP Paribas SA	5.20	(b)	04/19/23	Open		4,903,125	4,951,666	Corporate Bonds	Open/Demand
BNP Paribas SA	5.24	(b)	04/19/23	Open		338,520	341,898	Corporate Bonds	Open/Demand
BNP Paribas SA	5.24	(b)	04/19/23	Open		5,059,035	5,108,310	Capital Trusts	Open/Demand
BNP Paribas SA	5.25	(b)	04/19/23	Open		2,598,750	2,623,802	Corporate Bonds	Open/Demand
Nomura Securities International, Inc	4.25	(b)	04/19/23	Open		5,625,000	5,679,563	Corporate Bonds	Open/Demand
Nomura Securities International, Inc	5.10	(b)	04/19/23	Open		387,495	391,254	Corporate Bonds	Open/Demand
Nomura Securities International, Inc	5.23	(b)	04/19/23	Open		163,103	164,727	Corporate Bonds	Open/Demand
Nomura Securities International, Inc	5.23	(b)	04/19/23	Open		224,350	226,585	Corporate Bonds	Open/Demand
Nomura Securities International, Inc	5.23	(b)	04/19/23	Open		558,606	564,170	Corporate Bonds	Open/Demand
Nomura Securities International, Inc	5.23	(b)	04/19/23	Open		1,283,992	1,296,781	Corporate Bonds	Open/Demand
Nomura Securities International, Inc	5.23	(b)	04/19/23	Open		1,792,500	1,810,353	Corporate Bonds	Open/Demand
Nomura Securities International, Inc	5.23	(b)	04/19/23	Open		369,380	373,059	Corporate Bonds	Open/Demand
Nomura Securities International, Inc	5.23	(b)	04/19/23	Open		867,818	876,461	Corporate Bonds	Open/Demand
Nomura Securities International, Inc	5.23	(b)	04/19/23	Open		1,186,827	1,198,648	Corporate Bonds	Open/Demand
Nomura Securities International, Inc	5.23	(b)	04/19/23	Open		416,250	420,396	Corporate Bonds	Open/Demand
Nomura Securities International, Inc	5.23	(b)	04/19/23	Open		756,175	763,707	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.20	(b)	04/19/23	Open		6,597,156	6,648,760	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.25	(b)	04/19/23	Open		4,651,612	4,698,129	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	04/19/23	Open		4,095,162	4,136,032	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	04/19/23	Open		1,107,225	1,118,275	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	04/19/23	Open		813,750	821,871	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	04/19/23	Open		3,861,562	3,900,101	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	04/19/23	Open		5,130,587	5,181,791	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	04/19/23	Open		2,182,335	2,204,115	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	04/19/23	Open		3,925,000	3,964,172	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	04/19/23	Open		442,131	446,544	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	04/19/23	Open		2,965,219	2,994,812	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	04/19/23	Open		779,313	787,090	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	04/19/23	Open		4,326,094	4,369,268	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	04/19/23	Open		606,563	612,616	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	04/19/23	Open		5,662,500	5,719,012	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	04/19/23	Open		3,790,000	3,827,824	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	04/19/23	Open		3,075,469	3,106,162	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	04/19/23	Open		5,950,042	6,009,424	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	04/19/23	Open		909,287	918,362	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	04/19/23	Open		3,000,131	3,030,073	Corporate Bonds	Open/Demand

104	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)

TD Securities (USA) LLC	5.24	%(b)	04/19/23	Open		$2,625,000	$2,651,198	Corporate Bonds	Open/Demand
BNP Paribas SA	5.21	(b)	04/26/23	Open		1,889,919	1,906,844	Corporate Bonds	Open/Demand
BNP Paribas SA	5.11	(b)	05/01/23	Open		1,113,600	1,122,620	Corporate Bonds	Open/Demand
BNP Paribas SA	5.20	(b)	05/01/23	Open		291,360	293,764	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	05/01/23	Open		389,118	392,347	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	05/01/23	Open		357,880	360,850	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	05/01/23	Open		389,903	393,139	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	05/01/23	Open		7,318,800	7,379,668	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	05/03/23	Open		626,835	631,864	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	05/03/23	Open		184,860	186,343	Corporate Bonds	Open/Demand
BNP Paribas SA	5.12	(b)	05/05/23	Open		202,070	203,622	Corporate Bonds	Open/Demand
BNP Paribas SA	5.05	(b)	05/10/23	Open		627,323	631,810	Corporate Bonds	Open/Demand
BNP Paribas SA	5.12	(b)	05/10/23	Open		956,250	963,186	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	05/10/23	Open		189,040	190,441	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	05/10/23	Open		167,904	169,148	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.23	(b)	05/10/23	Open		5,680,937	5,723,029	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	05/22/23	Open		4,710,244	4,737,668	Corporate Bonds	Open/Demand
BNP Paribas SA	4.25	(b)	05/30/23	Open		312,945	314,090	Corporate Bonds	Open/Demand
BNP Paribas SA	4.90	(b)	05/30/23	Open		336,870	338,291	Corporate Bonds	Open/Demand
BNP Paribas SA	5.10	(b)	05/30/23	Open		281,186	282,421	Corporate Bonds	Open/Demand
BNP Paribas SA	5.17	(b)	05/30/23	Open		1,939,406	1,948,040	Corporate Bonds	Open/Demand
BNP Paribas SA	5.19	(b)	05/30/23	Open		500,000	502,235	Corporate Bonds	Open/Demand
BNP Paribas SA	5.20	(b)	05/30/23	Open		672,636	675,648	Corporate Bonds	Open/Demand
BNP Paribas SA	5.20	(b)	05/30/23	Open		326,000	327,460	Corporate Bonds	Open/Demand
BNP Paribas SA	5.25	(b)	05/30/23	Open		4,500,000	4,520,344	Corporate Bonds	Open/Demand
BNP Paribas SA	5.25	(b)	05/30/23	Open		3,039,787	3,053,137	Corporate Bonds	Open/Demand
BNP Paribas SA	5.25	(b)	05/30/23	Open		3,956,250	3,974,136	Corporate Bonds	Open/Demand
BNP Paribas SA	5.25	(b)	05/30/23	Open		3,053,250	3,066,790	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	05/30/23	Open		198,338	199,231	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	05/30/23	Open		444,188	446,188	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	05/30/23	Open		1,698,375	1,706,024	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	05/30/23	Open		114,250	114,765	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	05/30/23	Open		1,760,120	1,768,047	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	05/30/23	Open		834,480	838,238	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	05/30/23	Open		356,875	358,482	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.25	(b)	05/30/23	Open		1,668,975	1,676,520	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.25	(b)	05/30/23	Open		11,425,000	11,476,651	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.25	(b)	05/30/23	Open		12,255,692	12,311,098	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	05/30/23	Open		3,585,000	3,601,176	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	05/30/23	Open		1,975,994	1,984,910	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	05/30/23	Open		4,568,750	4,589,365	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	05/30/23	Open		3,730,125	3,746,956	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	05/30/23	Open		3,927,206	3,944,927	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.25	(b)	05/30/23	Open		6,166,987	6,194,867	Corporate Bonds	Open/Demand
BNP Paribas SA	5.15	(b)	06/01/23	Open		975,125	979,170	Corporate Bonds	Open/Demand
BofA Securities, Inc.	(0.25)		06/06/23	07/19/23		802,358	802,224	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	2.25		06/06/23	07/19/23		688,921	689,955	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	3.25		06/06/23	07/19/23		573,793	575,036	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	3.90		06/06/23	07/19/23		428,925	430,040	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.25		06/06/23	07/19/23		247,126	247,826	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.75		06/06/23	07/19/23		1,893,750	1,899,747	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90		06/06/23	07/19/23		509,824	511,489	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95		06/06/23	07/19/23		498,589	500,234	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00		06/06/23	07/19/23		7,031,250	7,054,688	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00		06/06/23	07/19/23		624,630	626,712	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00		06/06/23	07/19/23		1,291,150	1,295,454	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.05		06/06/23	07/19/23		427,625	429,065	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.08		06/06/23	07/19/23		831,469	834,285	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10		06/06/23	07/19/23		936,375	939,559	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10		06/06/23	07/19/23		1,778,370	1,784,416	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10		06/06/23	07/19/23		1,238,186	1,242,396	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10		06/06/23	07/19/23		338,250	339,400	Corporate Bonds	Up to 30 Days

S C H E D U L E O F I N V E S T M E N T S	105

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)

BofA Securities, Inc.	5.15%		06/06/23	07/19/23		$282,645	$283,615	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/06/23	07/19/23		182,210	182,836	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/06/23	07/19/23		411,090	412,501	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/06/23	07/19/23		226,125	226,901	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/06/23	07/19/23		273,910	274,850	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/06/23	07/19/23		400,403	401,777	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/06/23	07/19/23		991,042	994,445	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/06/23	07/19/23		1,115,625	1,119,455	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/06/23	07/19/23		282,500	283,470	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/06/23	07/19/23		756,250	758,846	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/06/23	07/19/23		163,800	164,362	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/06/23	07/19/23		485,625	487,292	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/06/23	07/19/23		310,399	311,464	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/06/23	07/19/23		1,013,617	1,017,098	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/06/23	07/19/23		463,125	464,715	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/06/23	07/19/23		1,098,550	1,102,322	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/06/23	07/19/23		550,778	552,669	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/06/23	07/19/23		396,210	397,570	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/06/23	07/19/23		787,031	789,733	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/06/23	07/19/23		574,000	575,971	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/06/23	07/19/23		1,248,446	1,252,733	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/06/23	07/19/23		1,743,755	1,749,742	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/06/23	07/19/23		264,749	265,658	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/06/23	07/19/23		1,134,559	1,138,454	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/06/23	07/19/23		1,704,965	1,710,819	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.20		06/06/23	07/19/23		1,868,696	1,875,174	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.20		06/06/23	07/19/23		1,258,425	1,262,788	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.20		06/06/23	07/19/23		847,880	850,819	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.20		06/06/23	07/19/23		107,749	108,122	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.20		06/06/23	07/19/23		320,000	321,109	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.20		06/06/23	07/19/23		499,444	501,175	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.20		06/06/23	07/19/23		1,291,174	1,295,650	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.20		06/06/23	07/19/23		1,037,351	1,040,947	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.20		06/06/23	07/19/23		1,468,416	1,473,507	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.22		06/06/23	07/19/23		4,448,814	4,464,296	Foreign Agency Obligations	Up to 30 Days
BofA Securities, Inc.	5.23		06/06/23	07/19/23		2,898,750	2,908,857	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	5.23		06/06/23	07/19/23		2,703,750	2,713,177	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.24		06/06/23	07/19/23		5,446,125	5,465,150	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/06/23	07/19/23		4,995,000	5,012,483	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/06/23	07/19/23		722,925	725,455	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/06/23	07/19/23		343,069	344,269	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/06/23	07/19/23		215,175	215,928	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/06/23	07/19/23		301,350	302,405	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/06/23	07/19/23		887,110	890,215	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/06/23	07/19/23		3,381,581	3,393,417	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/06/23	07/19/23		383,169	384,510	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/06/23	07/19/23		9,925,000	9,959,738	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/06/23	07/19/23		281,286	282,271	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/06/23	07/19/23		775,249	777,962	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/06/23	07/19/23		505,750	507,520	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/06/23	07/19/23		7,199,887	7,225,087	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/06/23	07/19/23		1,728,486	1,734,535	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/06/23	07/19/23		624,488	626,673	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/06/23	07/19/23		3,513,656	3,525,954	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/06/23	07/19/23		558,495	560,450	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/06/23	07/19/23		4,796,316	4,813,103	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/06/23	07/19/23		5,056,250	5,073,947	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/06/23	07/19/23		515,849	517,654	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/06/23	07/19/23		9,782,937	9,817,178	Corporate Bonds	Up to 30 Days
BNP Paribas SA	5.20	(b)	06/07/23	Open		441,955	443,423	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.20	(b)	06/07/23	Open		1,600,000	1,605,316	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.20	(b)	06/07/23	Open		837,500	840,282	Corporate Bonds	Open/Demand

106	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)

Goldman Sachs & Co. LLC	5.20	%(b)	06/07/23	Open		$390,625	$391,923	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.20	(b)	06/07/23	Open		1,311,211	1,315,567	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.20	(b)	06/07/23	Open		4,164,290	4,178,125	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.20	(b)	06/07/23	Open		2,762,681	2,771,860	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	06/07/23	Open		386,088	387,378	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.25	(b)	06/07/23	Open		4,200,000	4,214,700	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/07/23	Open		6,604,825	6,626,937	Corporate Bonds	Open/Demand
BofA Securities, Inc.	5.00		06/08/23	07/19/23		355,726	356,813	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.10		06/08/23	07/19/23		1,492,329	1,496,980	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/08/23	07/19/23		1,347,266	1,351,506	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.25		06/08/23	07/21/23		513,765	515,099	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.15		06/08/23	07/21/23		320,591	321,600	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.15		06/08/23	07/21/23		407,410	408,692	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.15		06/08/23	07/21/23		1,170,000	1,173,682	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.15		06/08/23	07/21/23		157,188	157,682	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.15		06/08/23	07/21/23		240,923	241,681	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.15		06/08/23	07/21/23		310,000	310,976	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.15		06/08/23	07/21/23		449,750	451,165	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.15		06/08/23	07/21/23		596,250	598,127	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.15		06/08/23	07/21/23		547,751	549,475	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.15		06/08/23	07/21/23		710,000	712,235	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.20		06/08/23	07/21/23		237,545	238,300	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.20		06/08/23	07/21/23		642,375	644,416	Capital Trusts	Up to 30 Days
J.P. Morgan Securities LLC	5.20		06/08/23	07/21/23		675,978	678,126	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.20		06/08/23	07/21/23		705,994	708,237	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.20		06/08/23	07/21/23		877,500	880,289	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.25		06/08/23	07/21/23		352,800	353,932	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.25		06/08/23	07/21/23		553,900	555,677	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.25		06/08/23	07/21/23		83,565	83,833	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.25		06/08/23	07/21/23		272,496	273,371	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.25		06/08/23	07/21/23		627,608	629,621	Corporate Bonds	Up to 30 Days
TD Securities (USA) LLC	5.24	(b)	06/08/23	Open		2,637,250	2,645,695	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/08/23	Open		8,867,775	8,896,172	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/08/23	Open		2,905,000	2,914,302	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/08/23	Open		2,930,200	2,939,583	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/12/23	Open		2,440,350	2,446,744	Corporate Bonds	Open/Demand
BofA Securities, Inc.	5.25		06/15/23	07/19/23		76,300	76,467	Corporate Bonds	Up to 30 Days
BNP Paribas SA	5.19	(b)	06/15/23	Open		685,946	687,430	Corporate Bonds	Open/Demand
BNP Paribas SA	5.19	(b)	06/15/23	Open		326,519	327,225	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.20	(b)	06/15/23	Open		840,000	841,820	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.20	(b)	06/15/23	Open		8,112,500	8,130,077	Corporate Bonds	Open/Demand
BofA Securities, Inc.	3.00		06/16/23	07/19/23		679,770	680,393	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.00		06/16/23	07/19/23		143,089	143,307	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/16/23	07/19/23		173,700	173,973	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		06/16/23	07/19/23		2,854,800	2,859,292	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/16/23	07/19/23		164,590	164,854	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/16/23	07/19/23		362,388	362,969	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/16/23	07/19/23		416,116	416,784	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/16/23	07/19/23		930,520	932,013	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/16/23	07/19/23		371,385	371,981	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/16/23	07/19/23		366,561	367,149	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/16/23	07/19/23		3,525,384	3,531,039	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/16/23	07/19/23		1,762,459	1,765,286	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	(3.75)		06/21/23	07/18/23		128,250	128,317	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.50		06/21/23	07/18/23		118,455	118,588	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.50		06/21/23	07/18/23		461,900	462,420	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.15		06/21/23	07/18/23		2,710,000	2,713,489	Foreign Agency Obligations	Up to 30 Days
Barclays Capital, Inc.	5.20		06/21/23	07/18/23		4,031,250	4,036,491	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.20		06/21/23	07/18/23		5,599,275	5,606,554	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.20		06/21/23	07/18/23		2,462,281	2,465,482	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.25		06/21/23	07/18/23		4,158,000	4,163,457	Foreign Agency Obligations	Up to 30 Days
Barclays Capital, Inc.	5.25		06/21/23	07/18/23		3,284,587	3,288,898	Foreign Agency Obligations	Up to 30 Days

S C H E D U L E O F I N V E S T M E N T S	107

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)

BofA Securities, Inc.	5.20%		06/21/23	07/19/23		$582,049	$582,805	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	1.00	(b)	06/21/23	Open		154,865	154,904	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.12	(b)	06/21/23	Open		3,502,350	3,506,833	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.25	(b)	06/21/23	Open		162,000	162,213	Corporate Bonds	Open/Demand
BNP Paribas SA	5.14	(b)	06/21/23	Open		167,100	167,315	Corporate Bonds	Open/Demand
BNP Paribas SA	5.14	(b)	06/21/23	Open		640,181	641,004	Corporate Bonds	Open/Demand
BNP Paribas SA	5.15	(b)	06/21/23	Open		982,520	983,785	Corporate Bonds	Open/Demand
BNP Paribas SA	5.17	(b)	06/21/23	Open		2,660,625	2,664,064	Corporate Bonds	Open/Demand
BNP Paribas SA	5.23	(b)	06/21/23	Open		515,780	516,454	Corporate Bonds	Open/Demand
BNP Paribas SA	5.24	(b)	06/21/23	Open		525,525	526,213	Corporate Bonds	Open/Demand
BNP Paribas SA	5.25	(b)	06/21/23	Open		8,430,275	8,441,340	Corporate Bonds	Open/Demand
BNP Paribas SA	5.25	(b)	06/21/23	Open		701,313	702,233	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	06/21/23	Open		166,250	166,467	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	06/21/23	Open		215,078	215,359	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	06/21/23	Open		1,088,370	1,089,793	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	06/21/23	Open		618,984	619,793	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	06/21/23	Open		488,250	488,888	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	06/21/23	Open		995,835	997,137	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	06/21/23	Open		812,000	813,062	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.25	(b)	06/21/23	Open		3,974,831	3,980,048	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.25	(b)	06/21/23	Open		13,902,781	13,921,029	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.25	(b)	06/21/23	Open		5,291,625	5,298,570	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.25	(b)	06/21/23	Open		2,455,906	2,459,130	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/21/23	Open		3,110,000	3,114,074	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/21/23	Open		594,255	595,033	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/21/23	Open		2,393,944	2,397,080	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/21/23	Open		1,388,200	1,390,019	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/21/23	Open		581,360	582,122	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/21/23	Open		884,294	885,452	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/21/23	Open		3,657,312	3,662,104	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/21/23	Open		3,238,995	3,243,238	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/21/23	Open		2,494,794	2,498,062	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/21/23	Open		2,817,169	2,820,859	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/21/23	Open		795,794	796,836	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/21/23	Open		806,969	808,026	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/21/23	Open		2,846,602	2,850,332	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/21/23	Open		1,248,056	1,249,691	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/21/23	Open		505,261	505,923	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/21/23	Open		4,956,250	4,962,743	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/21/23	Open		8,058,750	8,069,307	Capital Trusts	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/21/23	Open		888,300	889,464	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/21/23	Open		2,137,500	2,140,300	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/21/23	Open		5,887,856	5,895,569	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/21/23	Open		2,343,000	2,346,069	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/21/23	Open		1,464,339	1,466,257	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/21/23	Open		1,074,125	1,075,532	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/21/23	Open		835,313	836,407	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/21/23	Open		3,005,625	3,009,562	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/21/23	Open		2,667,500	2,670,994	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/21/23	Open		4,498,375	4,504,268	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/21/23	Open		4,795,794	4,802,076	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/21/23	Open		632,425	633,253	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/21/23	Open		1,649,287	1,651,448	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/21/23	Open		2,750,625	2,754,228	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/21/23	Open		2,186,225	2,189,089	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/21/23	Open		3,118,137	3,122,222	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/21/23	Open		843,275	844,380	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/21/23	Open		956,019	957,271	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/21/23	Open		3,495,949	3,500,528	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/21/23	Open		1,971,000	1,973,582	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/21/23	Open		4,675,000	4,681,124	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/21/23	Open		2,350,094	2,353,172	Corporate Bonds	Open/Demand

108	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)

TD Securities (USA) LLC	5.24	%(b)	06/21/23	Open		$578,150	$578,907	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/21/23	Open		2,979,025	2,982,928	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/21/23	Open		587,125	587,894	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.25	(b)	06/21/23	Open		5,052,512	5,059,144	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.25	(b)	06/21/23	Open		10,133,537	10,146,838	Corporate Bonds	Open/Demand
BNP Paribas SA	5.16	(b)	06/22/23	Open		563,751	564,398	Corporate Bonds	Open/Demand
BNP Paribas SA	5.16	(b)	06/22/23	Open		627,450	628,169	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.24	(b)	06/23/23	Open		10,812,500	10,825,091	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	06/26/23	Open		906,250	906,777	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.23	(b)	06/26/23	Open		340,100	340,396	Corporate Bonds	Open/Demand
BofA Securities, Inc.	4.45		06/27/23	07/19/23		273,181	273,283	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.07		06/27/23	07/19/23		1,105,972	1,106,440	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/27/23	07/19/23		70,908	70,939	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00		06/27/23	07/21/23		560,170	560,403	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.05		06/27/23	07/21/23		163,750	163,819	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.05		06/27/23	07/21/23		157,500	157,566	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.15		06/27/23	07/21/23		1,237,472	1,238,003	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.20		06/27/23	07/21/23		368,500	368,660	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.20		06/27/23	07/21/23		157,250	157,318	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.25		06/27/23	07/21/23		177,204	177,281	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.25		06/27/23	07/21/23		168,000	168,074	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.25		06/27/23	07/21/23		153,500	153,567	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.25		06/27/23	07/21/23		179,250	179,328	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.25		06/27/23	07/21/23		208,550	208,641	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.25		06/27/23	07/21/23		342,696	342,846	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.25		06/27/23	07/21/23		172,750	172,826	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.25		06/27/23	07/21/23		152,750	152,817	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.25		06/27/23	07/21/23		158,125	158,194	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.25		06/27/23	07/21/23		110,250	110,298	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.25		06/27/23	07/21/23		537,250	537,485	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.25		06/27/23	07/21/23		259,004	259,117	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.25		06/27/23	07/21/23		303,000	303,133	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.25		06/27/23	07/21/23		366,250	366,410	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.25		06/27/23	07/21/23		139,500	139,561	Foreign Agency Obligations	Up to 30 Days
J.P. Morgan Securities LLC	5.25		06/27/23	07/21/23		388,438	388,607	Corporate Bonds	Up to 30 Days
Nomura Securities International, Inc.	5.23	(b)	06/27/23	Open		185,490	185,571	Corporate Bonds	Open/Demand
BofA Securities, Inc.	3.00		06/28/23	07/19/23		426,109	426,180	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	3.50		06/28/23	07/19/23		344,300	344,367	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.20		06/28/23	07/19/23		809,775	810,009	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.20		06/28/23	07/19/23		3,885,000	3,886,122	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.20		06/28/23	07/19/23		2,725,131	2,725,919	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.20		06/28/23	07/19/23		948,750	949,024	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/28/23	07/19/23		1,867,864	1,868,409	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		06/28/23	07/19/23		2,531,565	2,532,303	Corporate Bonds	Up to 30 Days

						$616,162,047	$618,555,134

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
10-Year U.S. Treasury Note	471	09/20/23	$52,899	$(310,224)

S C H E D U L E O F I N V E S T M E N T S	109

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Allocation Income Trust (BTZ)

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts (continued)
2-Year U.S. Treasury Note	860	09/29/23	$174,916	$(2,381,332)
5-Year U.S. Treasury Note	1,168	09/29/23	125,140	(2,774,505)

				(5,466,061)

Short Contracts
Russell 2000 E-Mini Index	325	09/15/23	30,935	198,521
S&P 500 E-Mini Index	94	09/15/23	21,095	(340,783)
10-Year U.S. Ultra Long Treasury Note	367	09/20/23	43,501	495,340
U.S. Long Bond	1,064	09/20/23	135,261	1,173,165
Ultra U.S. Treasury Bond	52	09/20/23	7,083	(49,075)

				1,477,168

				$(3,988,893)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	1,112,415	EUR	1,013,703	BNP Paribas SA	09/20/23	$2,033
USD	631,399	EUR	575,297	Toronto-Dominion Bank	09/20/23	1,234
USD	196,263	GBP	154,000	Toronto-Dominion Bank	09/20/23	641

						$3,908

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
SPDR S&P 500 ETF Trust	2,011	08/18/23	USD	455.00	USD	89,144	$643,520
3-Month SOFR Future	910	03/15/24	USD	95.50	USD	215,886	665,437

							1,308,957

Put
Euro Stoxx 50 Index	915	07/21/23	EUR	4,225.00	EUR	40,252	90,859
SPDR S&P 500 ETF Trust	1,241	07/21/23	USD	410.00	USD	55,011	42,815

							133,674

							$1,442,631

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
3-Month SOFR Future	910	03/15/24	USD	97.00	USD	215,886	$(221,813)

Put
Euro Stoxx 50 Index	915	07/21/23	EUR	4,050.00	EUR	40,252	(34,446)
SPDR S&P 500 ETF Trust	1,241	07/21/23	USD	390.00	USD	55,011	(24,200)

							(58,646)

							$(280,459)

110	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Allocation Income Trust (BTZ)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.40.V1	5.00%	Quarterly	06/20/28	USD 108,600	$(3,229,318)	$(662,111)	$(2,567,207)

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and Options Written

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value

Centrally Cleared Swaps(a)	$—	$(662,111)	$—	$(2,567,207)	$—
Options Written	N/A	N/A	475,505	—	(280,459)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$198,521	$—	$1,668,505	$—	$1,867,026
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	3,908	—	—	3,908
Options purchased
Investments at value — unaffiliated(b)	—	—	777,194	—	665,437	—	1,442,631

	$—	$—	$975,715	$3,908	$2,333,942	$—	$3,313,565

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$340,783	$—	$5,515,136	$—	$5,855,919
Options written
Options written at value	—	—	58,646	—	221,813	—	280,459
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	—	2,567,207	—	—	—	—	2,567,207

	$—	$2,567,207	$399,429	$—	$5,736,949	$—	$8,703,585

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.

For the period ended June 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(2,124,200)	$—	$(301,444)	$—	$(2,425,644)
Forward foreign currency exchange contracts	—	—	—	(11,025)	—	—	(11,025)
Options purchased(a)	—	—	(2,639,337)	—	—	—	(2,639,337)
Options written	—	—	1,158,037	—	—	—	1,158,037
Swaps	—	(2,598,677)	—	—	(2,818,506)	—	(5,417,183)

	$—	$(2,598,677)	$(3,605,500)	$(11,025)	$(3,119,950)	$—	$(9,335,152)

S C H E D U L E O F I N V E S T M E N T S	111

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Allocation Income Trust (BTZ)

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(142,262)	$—	$(4,986,967)	$—	$(5,129,229)
Forward foreign currency exchange contracts	—	—	—	3,908	—	—	3,908
Options purchased(b)	—	—	(448,928)	—	(87,251)	—	(536,179)
Options written	—	—	393,524	—	26,499	—	420,023
Swaps	—	(1,984,334)	—	—	5,074,148	—	3,089,814

	$—	$(1,984,334)	$(197,666)	$3,908	$26,429	$—	$(2,151,663)

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$301,064,816
Average notional value of contracts — short	$249,296,524
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$1,317,721
Options:
Average value of option contracts purchased	$721,315
Average value of option contracts written	$140,229
Credit default swaps:
Average notional value — buy protection	$108,600,000
Interest rate swaps:
Average notional value — receives fixed rate	$—	(a)

(a)	Derivative not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Trust’s derivative assets and liabilities (by type) were as follows:

	Assets		Liabilities

Derivative Financial Instruments
Futures contracts	$156,499		$1,575,034
Forward foreign currency exchange contracts	3,908		—
Options	1,442,631	(a)	280,459
Swaps — centrally cleared	—		812,546

Total derivative assets and liabilities in the Statements of Assets and Liabilities	1,603,038		2,668,039

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(1,599,130)		(2,668,039)

Total derivative assets and liabilities subject to an MNA	$3,908		$—

(a)	Includes options purchased at value which is included in Investments at value — unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.

The following table presents the Trust’s derivative assets by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the Trust:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(a)(b)

BNP Paribas SA	$2,033	$—	$—	$—	$2,033
Toronto-Dominion Bank	1,875	—	—	—	1,875

	$3,908	$—	$—	$—	$3,908

(a)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

112	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Allocation Income Trust (BTZ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$163,975,595	$520,960	$164,496,555
Corporate Bonds	—	1,198,250,202	583,401	1,198,833,603
Floating Rate Loan Interests	—	65,272,117	1,963,218	67,235,335
Foreign Agency Obligations	—	26,145,031	—	26,145,031
Investment Companies	946,800	—	—	946,800
Municipal Bonds	—	10,472,880	—	10,472,880
Preferred Securities
Capital Trusts	—	105,387,575	—	105,387,575
Preferred Stocks	35,890,643	—	5,460,826	41,351,469
U.S. Government Sponsored Agency Securities	—	153,825,000	—	153,825,000
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	7,466,683	—	—	7,466,683
Options Purchased
Equity Contracts	777,194	—	—	777,194
Interest Rate Contracts	665,437	—	—	665,437
Liabilities
Investments
TBA Sale Commitments	—	(77,623,941)	—	(77,623,941)
Unfunded Floating Rate Loan Interests(a)	—	(3,468)	—	(3,468)

	$45,746,757	$1,645,700,991	$8,528,405	$1,699,976,153

Derivative Financial Instruments(b)
Assets
Equity Contracts	$198,521	$—	$—	$198,521
Foreign Currency Exchange Contracts	—	3,908	—	3,908
Interest Rate Contracts	1,668,505	—	—	1,668,505
Liabilities
Credit Contracts	—	(2,567,207)	—	(2,567,207)
Equity Contracts	(399,429)	—	—	(399,429)
Interest Rate Contracts	(5,736,949)	—	—	(5,736,949)

	$(4,269,352)	$(2,563,299)	$—	$(6,832,651)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $618,555,134 are categorized as Level 2 within the fair value hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	113

Schedule of Investments (unaudited) June 30, 2023	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
Golub Capital Partners CLO 66B Ltd., Series 2023-66, Class D, (3-mo. CME Term SOFR + 5.50%), 10.48%, 04/25/36(a)(b)	USD	1,000	$998,106
Palmer Square CLO Ltd., (3-mo. Term SOFR + 5.00%), 6.80%, 04/20/36		1,000	1,000,645
Pikes Peak CLO Ltd., Series 2023-14, Class D, (3-mo. CME Term SOFR + 5.45%), 10.51%, 04/20/36(a)(b)		1,000	1,000,956
Whitebox CLO IV Ltd., Series 2023-4A, Class D, (3-mo. CME Term SOFR + 5.15%), 9.93%, 04/20/36(a)(b)		1,000	1,000,292

Total Asset-Backed Securities — 1.4% (Cost: $4,000,000)			3,999,999

		Shares

Common Stocks

Automobile Components — 0.0%
Lear Corp		178	25,552

Construction & Engineering — 0.0%
McDermott International Ltd.(c)		76,644	13,796

Energy Equipment & Services — 0.0%
Project Investor Holdings LLC, (Acquired 02/12/19, Cost: $0)(d)(e)		3,738	—

Financial Services — 0.1%
NMG Parent LLC		2,218	273,553

Household Products — 0.0%
Berkline Benchcraft Equity LLC(d)		6,155	—

Industrial Conglomerates — 0.0%
Ameriforge Group, Inc.		832	8

Total Common Stocks — 0.1% (Cost: $1,246,954)			312,909

		Par (000)

Corporate Bonds

Automobile Components — 0.1%
Clarios Global LP, 6.75%, 05/15/25(b)	USD	275	275,168

Building Materials — 0.0%
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(b)		73	68,968

Building Products — 0.1%
White Cap Buyer LLC, 6.88%, 10/15/28(b)		155	140,469

Capital Markets — 0.0%
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(b)		74	75,847

Chemicals(b) — 0.1%
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28		32	27,883
WR Grace Holdings LLC, 5.63%, 08/15/29		409	335,094

			362,977

Security		Par (000)	Value

Commercial Services & Supplies — 0.1%
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28(b)	USD	127	$118,974

Construction Materials — 0.0%
Wesco Aircraft Holdings, Inc., 9.00%, 11/15/26(b)		926	87,970

Diversified Telecommunication Services — 0.0%
Zayo Group Holdings, Inc., 6.13%, 03/01/28(b)		155	96,855

Electric Utilities — 0.0%
Texas Competitive Electric Holdings, 1.00%, 10/10/19(d)		1,050	—

Electronic Equipment, Instruments & Components — 0.2%
Vertiv Group Corp., 4.13%, 11/15/28(b)		556	500,941

Health Care Providers & Services — 0.1%
Medline Borrower LP, 5.25%, 10/01/29(b)		237	205,645

Hotels, Restaurants & Leisure(b) — 0.2%
Caesars Entertainment, Inc., 4.63%, 10/15/29		240	209,570
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30		395	336,160

			545,730

Household Durables — 0.0%
SWF Escrow Issuer Corp., 6.50%, 10/01/29(b)		194	116,405

Household Products — 0.0%
Berkline Benchcraft LLC, 4.50%, 05/03/12(a)(c)(d)(f)		400	—

Insurance — 0.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer, 6.75%, 10/15/27(b)		220	206,800

Internet Software & Services(b) — 0.1%
Uber Technologies, Inc.
6.25%, 01/15/28		137	136,323
4.50%, 08/15/29		235	216,294

			352,617

Machinery — 0.2%
Madison IAQ LLC, 5.88%, 06/30/29(b)		742	600,952

Media(b) — 0.3%
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(g)		163	57,511
Odeon Finco PLC, 12.75%, 11/01/27		374	366,438
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26		353	281,435

			705,384

Passenger Airlines — 0.3%
Allegiant Travel Co., 8.50%, 02/05/24(b)		740	738,150

Real Estate Management & Development — 0.1%
Realogy Group LLC/Realogy Co.-Issuer Corp., 5.75%, 01/15/29(b)		315	235,687

Software — 0.1%
Cloud Software Group, Inc., 9.00%, 09/30/29		379	331,032

Wireless Telecommunication Services — 0.0%
VICI Properties LP/VICI Note Co., Inc., 4.63%, 06/15/25(b)		85	82,131

Total Corporate Bonds — 2.1% (Cost: $7,008,824)			5,848,702

114	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Floating Rate Loan Interests(a)

Aerospace & Defense — 4.4%
Atlas CC Acquisition Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 9.78%, 05/25/28	USD	1,813	$1,569,299
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 9.78%, 05/25/28		369	319,198
Bleriot U.S. Bidco, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 9.50%, 10/31/26		436	435,732
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6-mo. LIBOR US at 0.50% Floor + 3.50%), 8.56%, 08/03/29		228	223,784
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, (1-mo. CME Term SOFR + 3.50%), 8.70%, 04/06/26		837	829,299
2020 Term Loan B1, (1-mo. CME Term SOFR + 3.50%), 8.70%, 04/06/26		1,558	1,542,679
NORDAM Group, Inc., Term Loan B, (1-mo. CME Term SOFR + 5.60%), 10.70%, 04/09/26		452	384,149
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR at 0.75% Floor + 7.75%), 12.98%, 02/01/29		1,049	1,014,462
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.95%, 02/01/28		3,492	3,424,233
Setanta Aircraft Leasing Designated Activity Co., Term Loan B, (3-mo. LIBOR US + 2.00%), 7.54%, 11/05/28		826	825,116
TransDigm, Inc., 2023 Term Loan I, (3-mo. CME Term SOFR + 3.25%), 8.49%, 08/24/28		1,846	1,844,332

			12,412,283

Automobile Components — 0.6%
Adient U.S. LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.47%, 04/10/28		322	321,507
Clarios Global LP, 2023 Incremental Term Loan, (1-mo. CME Term SOFR + 3.75%), 8.85%, 05/06/30		1,390	1,385,218

			1,706,725

Automobiles — 0.5%
Dealer Tire Financial LLC, Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.60%, 12/14/27		1,560	1,552,519

Beverages — 1.1%
Naked Juice LLC
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.34%, 01/24/30		1,111	875,130
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.59%, 01/24/29		2,384	2,212,866

			3,087,996

Broadline Retail — 1.9%
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.61%, 11/24/28		990	986,133
Midas Intermediate Holdco II LLC, 2022 PIK Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.85%, 1.50% PIK), 5.96%, 06/30/27(g)		1,699	1,476,837

Security		Par (000)	Value

Broadline Retail (continued)
PUG LLC
2021 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.45%, 02/12/27(d)	USD	226	$203,377
USD Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.72%, 02/12/27		2,319	2,055,496
Sally Holdings LLC, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.60%, 02/28/30(d)		391	390,531
Woof Holdings, Inc., 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.95%, 12/21/27(d)		333	325,828

			5,438,202

Building Products — 1.7%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.41%, 05/13/29		161	160,828
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.50%, 04/12/28		157	150,106
CP Atlas Buyer, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.95%, 11/23/27		900	845,307
CPG International LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.70%, 04/28/29		479	476,779
IPS Corp.
2021 2nd Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 7.00%), 12.20%, 10/01/29(d)		645	503,100
2021 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.00%, 10/02/28		64	1,923
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.95%, 10/02/28		368	338,618
Jeld-Wen, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.47%, 07/28/28		502	499,101
Wilsonart LLC, 2021 Term Loan E, (6-mo. LIBOR US at 1.00% Floor + 3.50%), 8.71%, 12/31/26		1,946	1,914,798

			4,890,560

Capital Markets — 3.6%
Advisor Group, Inc., 2021 Term Loan, (1-mo. LIBOR US + 4.50%), 9.69%, 07/31/26		624	623,812
Ascensus Holdings, Inc.
2021 2nd Lien Term Loan, (1-mo. LIBOR US at 0.50% Floor + 6.50%), 11.69%, 08/02/29		1,778	1,582,450
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.72%, 08/02/28		1,742	1,710,728
Axalta Coating Systems U.S. Holdings, Inc., 2022 USD Term Loan B4, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.24%, 12/20/29		725	713,984
Azalea Topco, Inc., Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.72%, 07/24/26		594	576,267
Castlelake Aviation Ltd., Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 2.75%), 8.30%, 10/22/26		980	974,425
Castlelake Aviation One DAC, 2023 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.00%, 10/22/27		444	441,183
Focus Financial Partners LLC
2021 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.60%, 06/30/28		902	889,707

S C H E D U L E O F I N V E S T M E N T S	115

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Capital Markets (continued)
Focus Financial Partners LLC (continued) 2023 Term Loan B6, 06/30/28(h)	USD	483	$479,498
Greenhill & Co., Inc., Term Loan B, (3-mo. LIBOR US + 3.25%), 8.73%, 04/12/24		716	715,477
ION Trading Finance Ltd., 2021 USD Term Loan, (3-mo. LIBOR US + 4.75%), 10.09%, 04/03/28		413	404,846
Press Ganey Holdings, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.97%, 07/24/26		1,028	992,466

			10,104,843

Chemicals — 5.7%
Arc Falcon I, Inc., 2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.00%), 12.20%, 09/30/29		572	489,060
Aruba Investments Holdings LLC
2020 2nd Lien Term Loan, (1-mo. LIBOR US at 0.75% Floor + 7.75%), 12.94%, 11/24/28		885	778,800
2020 USD Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.20%, 11/24/27		468	451,093
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 9.99%, 08/27/26		1,551	1,516,909
CPC Acquisition Corp., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.25%, 12/29/27		397	299,760
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.38%), 9.62%, 10/04/29		591	564,665
Element Solutions, Inc., 2019 Term Loan B1, (1-mo. CME Term SOFR + 2.00%), 7.10%, 01/31/26		1,218	1,214,833
HB Fuller Co., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.60%, 02/15/30		180	180,031
Illuminate Buyer LLC, 2021 Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.72%, 06/30/27		853	844,805
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (3-mo. CME Term SOFR + 3.50%), 8.70%, 02/18/30		416	413,250
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR + 3.93%), 9.27%, 07/03/28		659	555,237
LSF11 A5 Holdco LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.72%, 10/15/28		1,116	1,099,602
Messer Industries GmbH, 2018 USD Term Loan, (3-mo. CME Term SOFR + 2.50%), 8.00%, 03/02/26		1,286	1,284,236
Momentive Performance Materials USA LLC, 2023 Term Loan, (1-mo. CME Term SOFR + 4.50%), 9.60%, 03/29/28		1,252	1,218,475
Nouryon USA LLC, 2023 USD Term Loan B, (3-mo. CME Term SOFR + 4.00%), 9.32%, 04/03/28		453	448,044
Olympus Water U.S. Holding Corp., 2023 Incremental Term Loan, 11/09/28(h)		416	401,353
OQ Chemicals Corp., 2017 USD Term Loan B2, (1-mo. CME Term SOFR + 3.60%), 8.74%, 10/14/24		1,054	1,033,264
PQ Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.65%, 06/09/28		1,061	1,055,535
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (1-mo. LIBOR US at 0.75% Floor + 4.00%), 9.19%, 03/16/27		645	634,851
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.54%, 08/02/28		1,012	1,002,855

Security		Par (000)	Value

Chemicals (continued)
Starfruit Finco BV, 2018 USD Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.07%, 10/01/25	USD	97	$97,373
W.R. Grace Holdings LLC, 2021 Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 3.75%), 9.31%, 09/22/28		568	563,116

			16,147,147

Commercial Services & Supplies — 4.4%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.95%, 05/12/28		1,605	1,557,605
Amentum Government Services Holdings LLC, 2022 Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.15%, 02/15/29(d)		483	471,042
Aramark Services, Inc., 2023 Term Loan B6, (1-mo. CME Term SOFR + 2.50%), 7.72%, 06/22/30(d)		469	468,138
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.95%, 09/07/27		1,204	1,200,199
Clean Harbors, Inc., 2021 Incremental Term Loan B, (1-mo. LIBOR US + 2.00%), 7.19%, 10/08/28		427	426,849
Covanta Holding Corp.
2021 Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.60%, 11/30/28		53	52,279
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.60%, 11/30/28		696	689,197
EnergySolutions LLC, 2018 Term Loan B, (3-mo. LIBOR US at 1.00% Floor + 3.75%), 9.29%, 05/09/25		293	295,448
GFL Environmental, Inc., 2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.15%, 05/28/27		448	447,471
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 10.20%, 10/29/28		985	974,027
PECF USS Intermediate Holding III Corp., Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 4.25%), 9.52%, 12/15/28		495	403,078
Prime Security Services Borrower LLC, 2021 Term Loan, (1-mo. LIBOR US at 0.75% Floor + 2.75%), 7.94%, 09/23/26		1,205	1,204,021
Tempo Acquisition LLC, 2022 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.10%, 08/31/28		2,947	2,947,265
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.20%, 11/02/27		1,012	929,283
Viad Corp., Initial Term Loan, (1-mo. CME Term SOFR + 5.00%), 10.22%, 07/30/28		480	466,029

			12,531,931

Communications Equipment — 0.2%
Ciena Corp., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.59%, 01/18/30		131	130,672
ViaSat, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.60%, 03/02/29		588	567,903

			698,575

Construction & Engineering — 0.8%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (1-mo. LIBOR US at 1.00% Floor + 4.25%), 9.41%, 06/21/24		601	594,288
Pike Corp., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.22%, 01/21/28		644	640,842
USIC Holdings, Inc., 2021 Term Loan, (1-mo. LIBOR US at 0.75% Floor + 3.50%), 8.69%, 05/12/28		1,075	1,015,379

			2,250,509

116	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Construction Materials — 1.0%
American Builders & Contractors Supply Co., Inc., 2019 Term Loan, (1-mo. CME Term SOFR + 2.00%), 7.20%, 01/15/27	USD	729	$725,862
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.10%, 03/08/29		520	436,528
Oscar AcquisitionCo. LLC, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.84%, 04/29/29		678	661,493
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.69%, 09/22/28		986	984,649

			2,808,532

Consumer Staples Distribution & Retail — 0.4%
U.S. Foods, Inc.
2019 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.22%, 09/13/26		613	611,916
2021 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.97%, 11/22/28		373	372,227

			984,143

Containers & Packaging — 1.9%
Charter Next Generation, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.97%, 12/01/27		2,140	2,121,173
Mauser Packaging Solutions Holding Co., Term Loan B, (3-mo. CME Term SOFR + 4.00%), 9.16%, 08/14/26		775	771,877
Pregis TopCo Corp.
1st Lien Term Loan, (1-mo. CME Term SOFR + 3.75%), 8.97%, 07/31/26		377	374,133
2021 Incremental Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.75%), 8.94%, 07/31/26		430	425,060
Reynolds Consumer Products LLC, Term Loan, (1-mo. CME Term SOFR + 1.75%), 6.95%, 02/04/27		919	917,819
Reynolds Group Holdings, Inc., 2020 Term Loan B2, (1-mo. CME Term SOFR + 3.25%), 8.47%, 02/05/26		188	188,035
Trident TPI Holdings, Inc., 2021 Incremental Term Loan, (3-mo. LIBOR US at 0.50% Floor + 4.00%), 9.54%, 09/15/28		704	691,065

			5,489,162

Distributors — 0.2%
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 3.75%), 9.02%, 10/28/27		627	579,228

Diversified Consumer Services — 3.2%
2U, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 6.50%), 11.32%, 12/28/26		587	562,374
Ascend Learning LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.75%), 10.95%, 12/10/29		482	407,690
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.70%, 12/11/28		1,179	1,105,909
Bright Horizons Family Solutions LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.47%, 11/24/28		569	566,723
KUEHG Corp., 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.24%, 06/12/30		863	853,291
Sotheby’s
2021 Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 4.50%), 9.76%, 01/15/27		1,089	1,060,179
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.76%, 01/15/27		245	238,263

Security		Par (000)	Value

Diversified Consumer Services (continued)
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (3-mo. LIBOR US + 4.00%), 9.54%, 07/30/25	USD	614	$608,399
Veritas U.S., Inc., 2021 USD Term Loan B, (1-mo. LIBOR US at 1.00% Floor + 5.00%), 10.22%, 09/01/25		1,821	1,532,499
Wand NewCo 3, Inc., 2020 Term Loan, (1-mo. LIBOR US + 2.75%), 7.41%, 02/05/26		1,572	1,557,098
WCG Intermediate Corp., 2019 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%), 9.22%, 01/08/27		752	736,792

			9,229,217

Diversified REITs — 0.2%
RHP Hotel Properties, LP, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.85%, 05/18/30		512	510,970

Diversified Telecommunication Services — 5.1%
Altice Financing SA
2017 USD Term Loan B, (3-mo. LIBOR US + 2.75%), 8.01%, 07/15/25(d)		684	670,555
USD 2017 1st Lien Term Loan, (3-mo. LIBOR US + 2.75%), 8.01%, 01/31/26		945	927,561
Cablevision Lightpath LLC, Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 3.25%), 8.44%, 11/30/27		143	137,555
Connect Finco SARL, 2021 Term Loan B, (1-mo. LIBOR US + 3.50%), 8.70%, 12/11/26		3,443	3,438,137
Consolidated Communications, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.72%, 10/02/27		497	437,492
Iridium Satellite LLC, 2021 Term Loan B2, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 7.70%, 11/04/26		1,106	1,105,548
Level 3 Financing, Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.97%, 03/01/27		1,082	1,005,264
Lumen Technologies, Inc., 2020 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.47%, 03/15/27		1,099	843,326
Orbcomm, Inc., Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 4.25%), 9.58%, 09/01/28		535	427,900
Radiate Holdco LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.47%, 09/25/26		1,620	1,347,400
Virgin Media Bristol LLC
2020 USD Term Loan Q, (1-mo. LIBOR US + 3.25%), 8.44%, 01/31/29		278	276,510
USD Term Loan N, (1-mo. LIBOR US + 2.50%), 7.69%, 01/31/28		609	603,193
Virgin Media SFA Finance Ltd., GBP Term Loan L, (1-mo. SONIA + 3.25%), 7.68%, 01/15/27	GBP	600	726,856
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR + 3.00%), 8.22%, 03/09/27	USD	3,114	2,436,853

			14,384,150

Electric Utilities — 0.1%
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1-mo. LIBOR US + 2.00%), 7.19%, 01/15/25		308	307,942

Electrical Equipment — 0.3%
Arcline FM Holdings LLC, 2021 1st Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 4.75%), 10.25%, 06/23/28(d)		937	911,529

Electronic Equipment, Instruments & Components — 0.3%
Coherent Corp., 2022 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.97%, 07/02/29		981	977,139

S C H E D U L E O F I N V E S T M E N T S	117

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Energy Equipment & Services — 0.7%
Lealand Finance Co. BV
2020 Make Whole Term Loan, (3-mo. CME Term SOFR + 3.00%), 8.22%, 06/28/24	USD	25	$18,689
2020 Take Back Term Loan, (1-mo. LIBOR US + 1.00%, 3.00% PIK), 6.19%, 06/30/25(g)		188	104,722
Oryx Midstream Services Permian Basin LLC, 2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.54%, 10/05/28		1,899	1,892,866

			2,016,277

Entertainment — 4.8%
AMC Entertainment Holdings, Inc., 2019 Term Loan B, (1-mo. LIBOR US + 3.00%), 8.22%, 04/22/26		924	719,687
Aristocrat Technologies, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.59%, 05/24/29		62	62,155
Cirque Du Soleil Holding USA Newco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.49%, 03/08/30		557	551,390
City Football Group Ltd., Term Loan, (3-mo. LIBOR US at 0.50% Floor + 3.00%), 8.27%, 07/21/28		1,031	1,010,141
Creative Artists Agency LLC, 2023 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.60%, 11/27/28		961	957,471
Delta 2 Lux SARL, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.10%, 01/15/30		796	795,602
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (3-mo. LIBOR US at 1.00% Floor + 3.00%), 8.73%, 03/08/24		2,395	2,218,358
Live Nation Entertainment, Inc., Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 6.93%, 10/17/26		1,547	1,541,423
Playtika Holding Corp., 2021 Term Loan, (1-mo. LIBOR US + 2.75%), 7.94%, 03/13/28		1,050	1,045,240
SMG U.S. Midco 2, Inc., 2020 Term Loan, (3-mo. LIBOR US + 2.50%), 7.77%, 01/23/25		934	931,343
UFC Holdings LLC, 2021 Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 2.75%), 8.05%, 04/29/26		550	549,315
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1-mo. LIBOR US + 2.75%), 7.95%, 05/18/25		1,656	1,650,206
WMG Acquisition Corp., 2021 Term Loan G, (1-mo. CME Term SOFR + 2.13%), 7.33%, 01/20/28		1,662	1,655,538

			13,687,869

Financial Services — 5.1%
ABG Intermediate Holdings 2 LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.20%, 12/20/29		123	113,775
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.70%, 12/21/28		486	482,980
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR + 5.50%), 10.49%, 08/15/28		1,171	1,038,046
Belron Finance U.S. LLC
2018 Term Loan B, (3-mo. LIBOR US + 2.25%), 7.63%, 11/13/25		266	266,333
2019 USD Term Loan B3, (3-mo. LIBOR US + 2.25%), 7.56%, 10/30/26		651	650,287
2021 USD Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 2.43%), 7.80%, 04/13/28		1,693	1,689,149
Belron Luxembourg SARL, 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.83%, 04/18/29		289	288,821

Security		Par (000)	Value

Financial Services (continued)
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 8.99%, 04/09/27	USD	3,772	$3,653,770
2021 USD 2nd Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 6.75%), 12.29%, 04/07/28		1,114	1,031,843
FinCo I LLC, 2020 Term Loan B, (6-mo. LIBOR US + 2.50%), 8.08%, 06/27/25		381	380,623
LBM Acquisition LLC, Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.94%, 12/17/27		312	299,196
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.45%, 03/24/25		807	803,215
Sotera Health Holdings LLC, 2021 Term Loan, (3-mo. LIBOR US at 0.50% Floor + 2.75%), 8.02%, 12/11/26		1,564	1,537,615
Travelport Finance SARL, 2023 Consented Term Loan, 05/29/26(d)(h)		931	569,306
UPC Financing Partnership, 2021 USD Term Loan AX, (1-mo. LIBOR US + 2.93%), 8.12%, 01/31/29		474	463,018
WEX, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 2.25%), 7.47%, 03/31/28		597	596,225
White Cap Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.85%, 10/19/27		751	743,151

			14,607,353

Food Products — 3.5%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.75%), 8.97%, 10/01/25		729	668,358
2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.75%), 9.97%, 10/01/25		935	865,925
Chobani LLC, 2020 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.50%), 8.72%, 10/25/27		1,973	1,959,683
Froneri International Ltd., 2020 USD Term Loan, (1-mo. CME Term SOFR + 2.25%), 7.45%, 01/29/27		2,168	2,153,239
H-Food Holdings LLC, 2018 Term Loan B, (6-mo. LIBOR US + 3.69%), 9.27%, 05/23/25		308	270,388
Hostess Brands LLC, 2023 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.75%, 06/21/30		622	619,897
Nomad Foods U.S. LLC, 2022 Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.56%, 11/12/29		624	622,937
Sovos Brands Intermediate, Inc., 2021 Term Loan, (3-mo. LIBOR US at 0.75% Floor + 3.50%), 8.77%, 06/08/28		1,153	1,138,993
Triton Water Holdings, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor), 5.24%, 03/31/28		1,400	1,351,011
UTZ Quality Foods LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.22%, 01/20/28		419	418,345

			10,068,776

Ground Transportation — 0.8%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (1-mo. LIBOR US at 0.75% Floor + 4.75%), 9.93%, 04/06/28		355	342,801
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.97%, 08/06/27		404	398,543
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3-mo. LIBOR US + 5.50%), 10.76%, 08/04/25		711	638,114
Uber Technologies, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.01%, 03/03/30		985	986,735

			2,366,193

Health Care Equipment & Supplies — 1.7%
Chariot Buyer LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.45%, 11/03/28		1,508	1,472,219

118	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Health Care Equipment & Supplies (continued)
Femur Buyer, Inc., 1st Lien Term Loan, (3-mo. LIBOR US + 4.50%), 10.00%, 03/05/26	USD	422		$386,245
Insulet Corp., Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.47%, 05/04/28		469		468,833
Medline Borrower LP, USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.47%, 10/23/28		2,668		2,635,776

				4,963,073

Health Care Providers & Services — 2.9%
CHG Healthcare Services, Inc., 2021 Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.25%), 8.44%, 09/29/28		628		624,208
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.46%, 11/08/27		1,127		1,121,881
Electron BidCo, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.22%, 11/01/28		1,344		1,337,069
Envision Healthcare Corp.
2022 First Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.88%), 13.27%, 03/31/27		1	(i)	345
2022 Second Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 4.25%), 9.49%, 03/31/27		969		204,778
EyeCare Partners LLC
2020 Term Loan, (3-mo. CME Term SOFR + 3.75%), 9.25%, 02/18/27		1,029		754,109
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.75%), 12.25%, 11/15/29		358		237,912
2021 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.25%, 11/15/28		329		234,573
Ingenovis Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.97%, 03/06/28		995		955,038
MED ParentCo LP, 1st Lien Term Loan, (1-mo. LIBOR US + 4.25%), 9.47%, 08/31/26		819		758,063
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.00%), 12.36%, 11/01/29		377		333,174
Option Care Health, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.94%, 10/27/28		430		429,254
PetVet Care Centers LLC, 2021 Term Loan B3, (1-mo. LIBOR US at 0.75% Floor + 3.50%), 8.69%, 02/14/25		32		31,433
Reverb Buyer, Inc., 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.61%, 11/01/28		681		638,357
Surgery Center Holdings, Inc., 2021 Term Loan, (1-mo. LIBOR US at 0.75% Floor + 3.75%), 8.90%, 08/31/26		365		364,384
Vizient, Inc., 2022 Term Loan B7, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.44%, 05/16/29		207		206,595

				8,231,173

Health Care Technology — 2.9%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.59%, 02/15/29		1,840		1,768,827
Polaris Newco LLC, USD Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 4.00%), 9.54%, 06/02/28		2,848		2,615,580
Verscend Holding Corp.
2021 2nd Lien Term Loan, (1-mo. LIBOR US at 0.50% Floor + 7.00%), 12.22%, 04/02/29(d)		1,902		1,902,000
2021 Term Loan B, (1-mo. LIBOR US + 4.00%), 9.22%, 08/27/25		1,909		1,905,930

				8,192,337

Security		Par (000)	Value

Hotels, Restaurants & Leisure — 6.2%
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1-mo. LIBOR US + 3.75%), 8.94%, 02/02/26	USD	813	$785,522
Alterra Mountain Co., 2023 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.95%, 05/31/30(d)		95	94,763
Bally’s Corp., 2021 Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 3.25%), 8.40%, 10/02/28		551	537,796
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., Term Loan B4, (1-mo. LIBOR US + 1.75%), 6.94%, 11/19/26		993	985,026
Caesars Entertainment, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.45%, 02/06/30		765	764,386
Carnival Corp., USD Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.22%, 06/30/25		1,115	1,112,564
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1-mo. CME Term SOFR + 2.00%), 7.20%, 03/17/28		898	889,023
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.10%, 01/27/29		2,324	2,291,045
Flutter Financing BV, 2022 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.75%, 07/22/28		725	726,011
Four Seasons Hotels Ltd., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.45%, 11/30/29		1,885	1,887,396
IRB Holding Corp., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.20%, 12/15/27		1,471	1,459,298
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.44%, 03/09/28		557	384,284
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.95%, 05/03/29		910	906,666
Playa Resorts Holding BV, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.34%, 01/05/29		294	293,445
Scientific Games International, Inc., 2022 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.25%, 04/14/29		500	498,620
SeaWorld Parks & Entertainment, Inc., 2021 Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 3.00%), 8.25%, 08/25/28		423	421,131
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3-mo. CME Term SOFR + 2.25%), 7.75%, 07/21/26		682	681,137
Station Casinos LLC, 2020 Term Loan B, (1-mo. LIBOR US at 0.25% Floor + 2.25%), 7.45%, 02/08/27		1,253	1,248,099
Whatabrands LLC, 2021 Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 3.25%), 8.47%, 08/03/28		1,388	1,377,886
Wyndham Hotels & Resorts, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.45%, 05/24/30		332	331,358

			17,675,456

Household Durables — 1.5%
ACProducts Holdings, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.75%, 05/17/28		1,009	845,626
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR + 3.50%), 8.67%, 02/26/29		1,479	1,399,337
Serta Simmons Bedding LLC, 2023 Take Back Term Loan, 0.00%, 01/23/28		285	285,302

S C H E D U L E O F I N V E S T M E N T S	119

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Household Durables (continued)
Sunset Debt Merger Sub, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.22%, 10/06/28	USD	506	$407,766
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.47%, 10/30/27		1,458	1,276,721

			4,214,752

Household Products — 0.5%
Diamond BC BV, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.06%, 09/29/28		1,062	1,059,741
Kronos Acquisition Holdings, Inc., 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.38%, 12/22/26		250	245,495

			1,305,236

Independent Power and Renewable Electricity Producers — 0.7%
Calpine Corp.
2019 Term Loan B10, (1-mo. LIBOR US + 2.00%), 7.19%, 08/12/26		464	462,980
Term Loan B9, (1-mo. LIBOR US + 2.00%), 7.20%, 04/05/26		862	860,929
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.50%), 8.03%, 12/15/27		728	722,779

			2,046,688

Industrial Conglomerates — 0.2%
Stitch Aquisition Corp., Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 6.75%), 12.29%, 07/28/28		666	492,940

Insurance — 4.7%
Alliant Holdings Intermediate LLC
2021 Term Loan B4, (1-mo. LIBOR US at 0.50% Floor + 3.50%), 8.65%, 11/06/27		2,328	2,311,783
2023 Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.65%, 11/05/27		2,384	2,366,928
AmWINS Group, Inc.
2021 Term Loan B, (1-mo. LIBOR US at 0.75% Floor + 2.25%), 7.44%, 02/19/28		1,182	1,169,636
2023 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.83%, 02/19/28		304	303,392
AssuredPartners, Inc.
2020 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.72%, 02/12/27		621	614,838
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.72%, 02/12/27		599	592,974
HUB International Ltd.
2022 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.07%, 11/10/29		286	285,125
2023 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 9.34%, 06/20/30		3,390	2,840,880
Ryan Specialty Group LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.20%, 09/01/27		836	834,544
USI, Inc.
2019 Incremental Term Loan B, (3-mo. LIBOR US + 3.25%), 8.79%, 12/02/26		131	131,060
2022 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.99%, 11/22/29		1,977	1,972,363

			13,423,523

Security		Par (000)	Value

Interactive Media & Services — 1.6%
Acuris Finance U.S., Inc., 2021 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.39%, 02/16/28	USD	263	$259,702
Adevinta ASA, USD Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 2.75%), 8.29%, 06/26/28		797	796,312
Camelot Finance SA, Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.22%, 10/30/26		1,131	1,128,566
Camelot U.S. Acquisition LLC, 2020 Incremental Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.00%), 8.22%, 10/30/26		1,240	1,237,440
GoodRx, Inc., 1st Lien Term Loan, (1-mo. LIBOR US + 2.75%), 7.94%, 10/10/25		441	440,295
Grab Holdings, Inc., Term Loan B, (1-mo. LIBOR US at 1.00% Floor + 4.50%), 9.70%, 01/29/26		646	644,749

			4,507,064

IT Services — 3.4%
Asurion LLC
2020 Term Loan B8, (3-mo. LIBOR US + 3.25%), 8.79%, 12/23/26		182	174,845
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.25%), 10.51%, 01/31/28		689	584,109
2021 Second Lien Term Loan B4, (1-mo. LIBOR US + 5.25%), 10.51%, 01/20/29		984	822,870
2023 Term Loan B11, (1-mo. CME Term SOFR + 4.25%), 9.45%, 08/19/28		817	776,039
Epicor Software Corp., 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.75%), 12.95%, 07/31/28		1,316	1,312,986
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.34%, 10/01/27		1,899	1,868,156
Go Daddy Operating Co. LLC
2021 Term Loan B4, (1-mo. LIBOR US + 2.00%), 7.19%, 08/10/27		449	447,721
2022 Term Loan B5, (1-mo. CME Term SOFR + 3.00%), 8.10%, 11/09/29		912	913,647
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.85%, 02/17/28		2,461	2,444,162
Venga Finance SARL, 2021 USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.28%, 06/28/29		399	381,931

			9,726,466

Leisure Products — 0.5%
Fender Musical Instruments Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.19%, 12/01/28(d)		599	570,037
Peloton Interactive, Inc., Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 6.50%), 12.26%, 05/25/27		211	209,816
Topgolf Callaway Brands Corp., Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.70%, 03/15/30		704	703,059

			1,482,912

Life Sciences Tools & Services — 2.8%
Avantor Funding, Inc., 2021 Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.45%, 11/08/27		938	936,744
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1-mo. LIBOR US at 0.50% Floor + 2.00%), 7.19%, 02/22/28		978	955,221
Curia Global, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.90%, 08/30/26		86	73,967

120	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Life Sciences Tools & Services (continued)
eResearchTechnology, Inc., 2020 1st Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 9.72%, 02/04/27	USD	1,218	$1,169,358
Fortrea Holdings, Inc., Term Loan B, 06/12/30(h)		259	258,871
ICON Luxembourg SARL, LUX Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.75%, 07/03/28		1,415	1,414,249
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.03%, 10/19/27		916	914,617
Parexel International Corp., 2021 1st Lien Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.25%), 8.35%, 11/15/28		1,883	1,866,021
PRA Health Sciences, Inc., US Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.75%, 07/03/28		353	352,362

			7,941,410
Machinery — 5.8%
Albion Financing 3 SARL, USD Term Loan, (3-mo. LIBOR US at 0.50% Floor + 5.25%), 10.52%, 08/17/26(d)		1,212	1,202,604
Clark Equipment Co., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.84%, 04/20/29		186	185,535
Columbus McKinnon Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.23%, 05/14/28		229	228,691
Filtration Group Corp.
2021 Incremental Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.72%, 10/21/28		720	716,831
2023 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.33%, 10/21/28		1,455	1,453,234
Gates Global LLC, 2021 Term Loan B3, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 7.70%, 03/31/27		1,484	1,474,817
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1-mo. CME Term SOFR + 1.75%), 6.95%, 03/01/27		1,371	1,368,384
Madison IAQ LLC, Term Loan, (6-mo. LIBOR US at 0.50% Floor + 3.25%), 8.30%, 06/21/28		2,276	2,226,648
Roper Industrial Products Investment Co., USD Term Loan, (3-mo. CME Term SOFR + 4.50%), 9.74%, 11/22/29		1,322	1,315,079
SPX Flow, Inc., 2022 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.70%, 04/05/29		1,197	1,180,766
Titan Acquisition Ltd., 2018 Term Loan B, (3-mo. LIBOR US + 3.00%), 8.73%, 03/28/25		2,377	2,316,306
Vertical U.S. Newco, Inc., Term Loan B, (6-mo. LIBOR US at 0.50% Floor + 3.50%), 8.60%, 07/30/27		1,391	1,377,250
Vertiv Group Corp., 2021 Term Loan B, (1-mo. LIBOR US + 2.75%), 7.94%, 03/02/27		1,490	1,483,652
Zurn LLC, 2021 Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 2.00%), 7.19%, 10/04/28		77	76,638

			16,606,435
Media — 4.7%
AVSC Holding Corp.
2020 Term Loan B1, (1-mo. LIBOR US at 1.00% Floor + 3.25%), 8.68%, 03/03/25		617	600,360
2020 Term Loan B3, 10/15/26(h)		580	602,355
Cable One, Inc., 2021 Term Loan B4, (1-mo. LIBOR US + 2.00%), 7.19%, 05/03/28		300	293,583

Security		Par (000)		Value

Media (continued)
Charter Communications Operating LLC, Class A, 2019 Term Loan B1, (3-mo. CME Term SOFR + 1.75%), 6.80%, 04/30/25	USD	1,595		$1,593,623
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3-mo. LIBOR US + 3.50%), 8.81%, 08/21/26		2,098		2,000,355
CMG Media Corp., 2021 Term Loan, (3-mo. CME Term SOFR + 3.50%), 8.84%, 12/17/26		—	(i)	128
Cogeco Financing 2 LP, 2021 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.72%, 09/01/28		980		971,412
CSC Holdings LLC
2017 Term Loan B1, (1-mo. LIBOR US + 2.25%), 7.44%, 07/17/25		936		900,114
2019 Term Loan B5, (1-mo. LIBOR US + 2.50%), 7.69%, 04/15/27		893		777,631
DirecTV Financing LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.22%, 08/02/27		1,390		1,357,073
E.W. Scripps Co., 2020 Term Loan B3, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.97%, 01/07/28		336		325,831
ECL Entertainment LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.50%), 12.72%, 05/01/28		561		562,944
Learfield Communications LLC, 2016 1st Lien Term Loan, (3-mo. LIBOR US at 1.00% Floor + 3.25%), 8.77%, 12/01/23		535		413,490
Nexstar Broadcasting, Inc., 2019 Term Loan B4, (1-mo. CME Term SOFR + 2.50%), 7.72%, 09/18/26		489		488,145
Sinclair Television Group, Inc., 2022 Term Loan B4, (1-mo. CME Term SOFR + 3.75%), 8.95%, 04/21/29(d)		1,113		837,352
Voyage Digital Ltd., USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.36%, 05/11/29(d)		622		618,611
Ziggo Financing Partnership, USD Term Loan I, (1-mo. LIBOR US + 2.50%), 7.69%, 04/30/28		1,003		986,521

				13,329,528
Oil, Gas & Consumable Fuels — 1.4%
Freeport LNG Investments LLLP, Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 3.50%), 8.75%, 12/21/28		2,266		2,216,527
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.68%, 09/19/29		164		162,228
Medallion Midland Acquisition LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.25%, 10/18/28		1,182		1,171,067
Murphy USA, Inc., Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 1.75%), 6.92%, 01/31/28		392		392,165

				3,941,987
Passenger Airlines — 2.8%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3-mo. LIBOR US at 0.75% Floor + 4.75%), 10.00%, 04/20/28		1,009		1,029,382
Air Canada, 2021 Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 3.50%), 8.84%, 08/11/28		1,249		1,246,704
American Airlines, Inc.
2017 1st Lien Term Loan, (3-mo. CME Term SOFR + 1.75%), 7.00%, 01/29/27		167		162,867
2023 Term Loan B, (6-mo. CME Term SOFR + 2.75%), 8.15%, 02/15/28		1,485		1,456,325
Kestrel Bidco, Inc., Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.00%), 8.25%, 12/11/26		505		489,041

S C H E D U L E O F I N V E S T M E N T S	121

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Passenger Airlines (continued)
Mileage Plus Holdings LLC, 2020 Term Loan B, (3-mo. LIBOR US at 1.00% Floor + 5.25%), 10.76%, 06/21/27	USD	1,588	$1,647,865
United Airlines, Inc., 2021 Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 3.75%), 9.29%, 04/21/28		1,799	1,795,270

			7,827,454
Personal Care Products — 1.3%
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.09%, 10/01/26		3,719	3,694,843

Pharmaceuticals — 2.0%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.72%, 05/04/25		743	714,935
Amynta Agency Borrower, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 5.00%), 10.20%, 02/28/28		526	510,551
Bausch Health Cos., Inc., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.25%), 10.43%, 02/01/27		683	513,784
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.01%, 08/01/27		931	912,902
Jazz Financing Lux SARL, USD Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.50%), 8.69%, 05/05/28		1,245	1,242,462
Organon & Co., USD Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.00%), 8.25%, 06/02/28		866	864,794
Precision Medicine Group LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.34%, 11/18/27(d)		756	724,264
Prestige Brands, Inc., 2021 Term Loan B5, (1-mo. LIBOR US at 0.50% Floor + 2.00%), 7.19%, 07/03/28		95	94,951

			5,578,643
Professional Services — 4.6%
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.72%, 02/04/28		1,062	1,058,912
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. LIBOR US at 0.50% Floor + 6.50%), 11.75%, 06/04/29		873	700,903
Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.50%), 8.75%, 06/02/28		2,069	1,864,768
Dun & Bradstreet Corp.
2022 Incremental Term Loan B2, (1-mo. CME Term SOFR + 3.25%), 8.33%, 01/18/29		437	435,822
Term Loan, (1-mo. CME Term SOFR + 3.25%), 8.43%, 02/06/26		1,432	1,432,085
Element Materials Technology Group U.S. Holdings, Inc.
2022 USD Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.59%, 07/06/29		373	364,689
2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.59%, 07/06/29		808	790,160
Fleetcor Technologies Operating Co. LLC, 2021 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 6.95%, 04/28/28		1,245	1,234,133
Galaxy U.S. Opco, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.85%, 04/29/29(d)		1,235	1,157,503
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (1-mo. LIBOR US + 3.75%), 8.94%, 07/11/25		627	625,887
Trans Union LLC
2019 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 6.95%, 11/16/26		1,137	1,132,471

Security		Par (000)	Value

Professional Services (continued)
Trans Union LLC (continued)
2021 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.47%, 12/01/28	USD	1,383	$1,378,376
VS Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.52%, 02/28/27		1,017	999,465

			13,175,174
Real Estate Management & Development — 0.5%
Cushman & Wakefield U.S. Borrower LLC
2020 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.97%, 08/21/25		460	455,154
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.45%, 01/31/30(d)		1,125	1,088,556

			1,543,710
Semiconductors & Semiconductor Equipment — 0.4%
MKS Instruments, Inc., 2022 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.94%, 08/17/29		710	709,638
Synaptics, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.74%, 12/02/28		384	378,587

			1,088,225
Software — 13.5%
Applied Systems, Inc.
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.75%), 11.99%, 09/17/27		439	438,728
2022 Extended 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.74%, 09/18/26		469	469,829
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.55%, 08/15/29		471	453,339
Boxer Parent Co., Inc., 2021 USD Term Loan, (1-mo. CME Term SOFR + 3.75%), 8.97%, 10/02/25		1,244	1,233,100
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.33%, 09/21/28		1,032	1,028,409
Central Parent, Inc., 2022 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.49%, 07/06/29		848	844,807
Cloud Software Group, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.84%, 03/30/29		2,826	2,638,700
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.08%, 10/08/29(d)		482	433,800
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.95%, 10/08/28		527	513,113
Cornerstone OnDemand, Inc., 2021 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.25%, 10/16/28		733	681,896
Delta TopCo, Inc., 2020 2nd Lien Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 7.25%), 12.57%, 12/01/28		237	215,473
E2open LLC, 2020 Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 3.50%), 8.76%, 02/04/28		175	173,863
Genesys Cloud Services Holdings II LLC, 2020 USD Term Loan B4, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.19%, 12/01/27		2,015	2,007,561
Informatica LLC, 2021 USD Term Loan B, (1-mo. LIBOR US + 2.75%), 8.00%, 10/27/28		1,886	1,879,775
Instructure Holdings, Inc., 2021 Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 2.75%), 7.85%, 10/30/28		447	447,060

122	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 4.75%), 10.03%, 07/27/28	USD	1,484	$1,112,680
2021 USD 2nd Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 8.25%), 13.53%, 07/27/29		1,359	876,218
McAfee Corp., 2022 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.01%, 03/01/29		2,132	2,035,604
MH Sub I LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.25%), 11.35%, 02/23/29		1,249	1,082,559
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.35%, 05/03/28		4,655	4,459,586
NortonLifeLock, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.20%, 09/12/29		997	991,790
Planview Parent, Inc., 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.25%), 12.59%, 12/18/28		572	503,360
Proofpoint, Inc.
1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.47%, 08/31/28		1,720	1,680,808
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.25%), 11.47%, 08/31/29		895	865,913
RealPage, Inc.
1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.22%, 04/24/28		3,851	3,763,649
2nd Lien Term Loan, (1-mo. LIBOR US at 0.75% Floor + 6.50%), 11.69%, 04/23/29		1,825	1,762,743
Severin Acquisition LLC, 2018 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 8.05%, 08/01/25		762	760,921
Sophia LP
2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.00%), 13.20%, 10/09/28		1,708	1,699,460
2021 Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 3.50%), 9.04%, 10/07/27		1,341	1,324,799
UKG, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.25%), 10.27%, 05/03/27		865	836,657
Ultimate Software Group, Inc., Term Loan B, (3-mo. CME Term SOFR + 3.75%), 8.90%, 05/04/26		1,001	986,292
Voyage Australia Pty. Ltd., USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.81%, 07/20/28		201	197,798
ZoomInfo LLC, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.95%, 02/28/30		134	134,074

			38,534,364
Specialty Retail — 2.8%
CD&R Firefly Bidco Ltd., 2023 GBP Term Loan B5, (1-day SONIA + 6.00%), 10.28%, 06/21/28	GBP	1,000	1,226,667
EG America LLC, 2018 USD Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.16%, 02/07/25	USD	882	866,104
EG Group Ltd., 2021 Term Loan, (1-mo. CME Term SOFR + 4.25%), 9.41%, 03/31/26		349	346,332

Security		Par (000)	Value

Specialty Retail (continued)
Mavis Tire Express Services Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.22%, 05/04/28	USD	1,839	$1,820,095
PetSmart, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.95%, 02/11/28		2,261	2,253,255
Pilot Travel Centers LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.20%, 08/04/28		698	696,116
Restoration Hardware, Inc., 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.45%, 10/20/28		531	511,739
RVR Dealership Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.97%, 02/08/28		148	137,896

			7,858,204
Technology Hardware, Storage & Peripherals — 0.1%
Electronics for Imaging, Inc., Term Loan, (1-mo. LIBOR US + 5.00%), 10.21%, 07/23/26		492	332,081

Textiles, Apparel & Luxury Goods — 0.3%
Crocs, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.70%, 02/20/29		599	600,040
Hanesbrands, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.85%, 03/08/30(d)		320	320,998

			921,038
Trading Companies & Distributors — 2.6%
Beacon Roofing Supply, Inc., 2021 Term Loan B, (1-mo. LIBOR US + 2.25%), 7.44%, 05/19/28		841	838,335
Core & Main LP, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.69%, 07/27/28		2,515	2,498,213
SRS Distribution, Inc.
2021 Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 3.50%), 8.69%, 06/02/28		1,702	1,650,826
2022 Incremental Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.70%, 06/02/28		608	592,213
TMK Hawk Parent Corp.(d)
2020 Super Priority First Out Term Loan A, (3-mo. LIBOR US at 1.00% Floor + 9.50%), 15.00%, 05/30/24		597	587,898
2020 Super Priority Second Out Term Loan B, (3-mo. LIBOR US at 1.00% Floor + 3.50%), 9.00%, 08/28/24		1,881	1,137,956

			7,305,441
Transportation Infrastructure — 0.6%
Apple Bidco LLC, 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.10%, 09/22/28		457	453,997
KKR Apple Bidco LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.97%, 09/23/28		573	567,813
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.25%), 11.43%, 12/15/26		521	487,143
Rand Parent LLC, 2023 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.49%, 03/17/30		151	141,208

			1,650,161

S C H E D U L E O F I N V E S T M E N T S	123

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Wireless Telecommunication Services — 1.1%
Digicel International Finance Ltd., 2017 Term Loan B, (1-mo. LIBOR US + 3.25%), 8.98%, 05/28/24		USD 503	$459,992
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.97%, 04/30/28		576	574,663
SBA Senior Finance II LLC, 2018 Term Loan B, (1-mo. LIBOR US + 1.75%), 6.95%, 04/11/25		2,042	2,041,801

			3,076,456

Total Floating Rate Loan Interests — 126.6% (Cost: $370,758,282)			360,416,544

		Shares

Investment Companies

Equity Funds — 0.1%
Janus Henderson AAA CLO ETF		5,000	249,250

Fixed Income Funds — 1.3%
Invesco Senior Loan ETF		35,400	744,816
iShares iBoxx $ High Yield Corporate Bond ETF(j)		40,000	3,002,800

			3,747,616

Total Investment Companies — 1.4% (Cost: $4,037,247)			3,996,866

		Benefical Interest (000)

Other Interests

Capital Markets — 0.0%
Millennium Lender Claim Trust(d)(k)	USD	991	—

Industrial Conglomerates — 0.0%
Millennium Corp. Claim(d)(k)		930	—

Total Other Interests — 0.0% (Cost: $ — )			—

Security	Shares	Value

Warrants

Consumer Discretionary — 0.0%
Service King (Carnelian Point), (Expires 06/30/27, Strike Price USD 10.00)(c)	2,121	$—

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp., (Issued/Exercisable 11/03/20, 1 Share for 1 Warrant, Expires 10/27/24, Strike Price USD 36.00)(c)	617	7,318

Total Warrants — 0.0% (Cost: $ — )		7,318

Total Investments — 131.6% (Cost: $387,051,307)		374,582,338
Liabilities in Excess of Other Assets — (31.6)%		(89,977,830)

Net Assets — 100.0%		$284,604,508

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $0, representing 0.00% of its net assets as of period end, and an original cost of $0.

(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)	Rounds to less than 1,000.
(j)	Affiliate of the Trust.
(k)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the six months ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class(a)	$—	$12,656,394	$(12,656,394)	$—	$—	$—	—	$4,218	$—
iShares iBoxx $ High Yield Corporate Bond ETF	368,150	4,935,440	(2,253,995)	(24,805)	(21,990)	3,002,800	40,000	76,203	—

				$(24,805)	$(21,990)	$3,002,800		$80,421	$—

(a)	As of period end, the entity is no longer held.

124	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Floating Rate Income Trust (BGT)

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,904,201	GBP	1,485,000	BNP Paribas SA	09/20/23	$17,850

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating	(a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.39.V2	5.00%	Quarterly	12/20/27	B		USD 2,757		$92,759	$(38,896)	$131,655

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$—	$(38,896)	$131,655	$—

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$17,850	$—	$—	$17,850
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	—	131,655	—	—	—	—	131,655

	$—	$131,655	$—	$17,850	$—	$—	$149,505

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$—	$—	$—	$(78,608)	$—	$—	$(78,608)
Swaps	—	74,056	—	—	—	—	74,056

	$—	$74,056	$—	$(78,608)	$—	$—	$(4,552)

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$—	$—	$—	$1,090	$—	$—	$1,090
Swaps	—	88,183	—	—	—	—	88,183

	$—	$88,183	$—	$1,090	$—	$—	$89,273

S C H E D U L E O F I N V E S T M E N T S	125

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Floating Rate Income Trust (BGT)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$1,889,579
Credit default swaps:
Average notional value — sell protection	$2,771,075

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Trust’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments
Forward foreign currency exchange contracts	$17,850	$—
Swaps — centrally cleared	20,014	—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	37,864	—

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(20,014)	—

Total derivative assets and liabilities subject to an MNA	$17,850	$—

The following table presents the Trust’s derivative assets by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the Trust:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(a)(b)
BNP Paribas SA	$17,850	$—	$—	$—	$17,850

(a)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$3,999,999	$—	$3,999,999
Common Stocks
Automobile Components	25,552	—	—	25,552
Construction & Engineering	—	13,796	—	13,796
Energy Equipment & Services	—	—	—	—
Financial Services	—	273,553	—	273,553
Household Products	—	—	—	—
Industrial Conglomerates	—	8	—	8
Corporate Bonds	—	5,848,702	—	5,848,702
Floating Rate Loan Interests	—	345,226,796	15,189,748	360,416,544
Investment Companies	3,996,866	—	—	3,996,866
Other Interests	—	—	—	—
Warrants	7,318	—	—	7,318
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(13,459)	—	(13,459)

	$4,029,736	$355,349,395	$15,189,748	$374,568,879

126	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Floating Rate Income Trust (BGT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$131,655	$—	$131,655
Foreign Currency Exchange Contracts	—	17,850	—	17,850

	$—	$149,505	$—	$149,505

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $91,000,000 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds		Floating Rate Loan Interests	Other Interests		Total
Assets
Opening balance, as of December 31, 2022	$822	$—	(a)	$7,962,927	$—	(a)	$7,963,749
Transfers into Level 3(b)	—	—		6,960,893	—		6,960,893
Transfers out of Level 3(c)	—	—		(1,537,208)	—		(1,537,208)
Accrued discounts/premiums	—	—		141,598	—		141,598
Net realized gain (loss)	(130,652)	—		(15,721)	—		(146,373)
Net change in unrealized appreciation (depreciation)(d)(e)	130,334	—		206,067	—		336,401
Purchases	—	—		3,113,618	—		3,113,618
Sales	(504)	—		(1,642,426)	—		(1,642,930)

Closing balance, as of June 30, 2023	$—	$—	(a)	$15,189,748	$—	(a)	$15,189,748

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2023(e)	$—	$—		$176,048	$—		$176,048

(a)	Rounds to less than $1.
(b)

As of December 31, 2022, the Trust used observable inputs in determining the value of certain investments. As of June 30, 2023, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)

As of December 31, 2022, the Trust used significant unobservable inputs in determining the value of certain investments. As of June 30, 2023, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(e)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	127

Statements of Assets and Liabilities (unaudited)

June 30, 2023

	BHK	HYT(a)	BTZ	BGT

ASSETS
Investments, at value — unaffiliated(b)	$915,669,972	$1,881,519,130	$1,770,136,879	$371,579,538
Investments, at value — affiliated(c)	—	—	7,466,683	3,002,800
Cash	—	1,936,183	—	446,093
Cash pledged:
Collateral — reverse repurchase agreements	2,132,207	—	2,492,624	—
Collateral — exchange-traded options written	—	—	7,820,000	—
Collateral — OTC derivatives	1,379,000	—	—	—
Futures contracts	3,915,000	216,000	7,043,000	—
Centrally cleared swaps	1,309,000	1,578,000	6,770,000	245,000
Foreign currency, at value(d)	61,065	132,125	553,256	—
Receivables:
Investments sold	2,307,109	3,471,669	1,748,713	2,392,428
Reverse repurchase agreements	9,026,623	—	3,468,847	—
TBA sale commitments	15,070,294	—	78,109,642	—
Dividends — unaffiliated	24,339	—	—	—
Dividends — affiliated	34,881	6,483	33,562	46
Interest — unaffiliated	10,131,591	29,299,767	23,414,704	2,426,461
Variation margin on futures contracts	816,484	—	156,499	—
Variation margin on centrally cleared swaps	—	112,936	—	20,014
Swap premiums paid	3,340	32,903	—	—
Unrealized appreciation on:
Forward foreign currency exchange contracts	17,250	103,226	3,908	17,850
OTC swaps	7,692	337,356	—	—
Unfunded floating rate loan interests	719	—	—	—
Deferred offering costs	147,699	186,982	—	231,751
Other assets	—	250,000	—	—

Total assets	962,054,265	1,919,182,760	1,909,218,317	380,361,981

LIABILITIES
Bank overdraft	2,500,395	—	184,112	—
Foreign bank overdraft(e)	—	—	—	136,081
Due to broker	—	—	552,038	—
Cash received as collateral for reverse repurchase agreements	69,000	—	—	—
Options written, at value(f)	—	87,588	280,459	—
TBA sale commitments, at value(g)	14,995,820	—	77,623,941	—
Reverse repurchase agreements, at value	305,139,899	—	618,555,134	—
Payables:
Investments purchased	45,185,850	22,475,516	155,567,421	3,272,016
Reverse repurchase agreements	920,811	—	2,372,655	—
Swaps	—	13,159	—	—
Accounting services fees	56,952	82,674	77,836	27,411
Bank borrowings	—	551,000,000	—	91,000,000
Custodian fees	21,946	24,775	35,001	9,568
Income dividend distributions	73,079	609,216	355,664	35,166
Interest expense	—	2,595,131	—	475,353
Investment advisory fees	758,343	1,850,922	1,701,519	462,904
Offering costs	—	—	—	41,452
Trustees’ and Officer’s fees	217,548	583,553	754,630	197,408
Other accrued expenses	55,418	154,190	87,016	17,730
Professional fees	61,554	56,541	52,546	49,136
Reorganization costs	—	—	67,446	—
Transfer agent fees	35,524	53,795	46,671	19,789
Variation margin on futures contracts	160,404	42,103	1,575,034	—
Variation margin on centrally cleared swaps	11,407	—	812,546	—
Swap premiums received	896,500	249,122	—	—
Unrealized depreciation on:
Forward foreign currency exchange contracts	12,404	11,995	—	—
OTC swaps	488,558	36,031	—	—
Unfunded floating rate loan interests	—	20,170	3,468	13,459

Total liabilities	371,661,412	579,946,481	860,705,137	95,757,473

Commitments and contingent liabilities
NET ASSETS	$590,392,853	$1,339,236,279	$1,048,513,180	$284,604,508

128	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

June 30, 2023

	BHK	HYT(a)	BTZ	BGT

NET ASSETS CONSIST OF
Paid-in capital(h)(i)(j)	$754,580,785	$1,686,432,389	$1,232,128,209	$328,106,361
Accumulated loss	(164,187,932)	(347,196,110)	(183,615,029)	(43,501,853)

NET ASSETS	$590,392,853	$1,339,236,279	$1,048,513,180	$284,604,508

Net asset value(h)(i)(j)	$10.93	$9.38	$11.21	$12.75

(a) Consolidated Statement of Assets and Liabilities.
(b) Investments, at cost — unaffiliated	$979,663,601	$1,968,472,303	$1,843,140,298	$384,034,898
(c) Investments, at cost — affiliated	$—	$—	$7,466,683	$3,016,409
(d) Foreign currency, at cost	$61,900	$132,124	$553,258	$—
(e) Foreign bank overdraft, at cost	$—	$—	$—	$137,313
(f) Premiums received	$—	$141,072	$755,964	$—
(g) Proceeds from TBA sale commitments	$15,070,294	$—	$78,109,642	$—
(h) Shares outstanding	54,010,702	142,699,920	93,507,103	22,315,637
(i) Shares authorized	Unlimited	200 million	Unlimited	Unlimited
(j) Par value	$0.001	$0.10	$0.001	$0.001

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	129

Statements of Operations (unaudited)

Six Months Ended June 30, 2023

	BHK	HYT(a)	BTZ	BGT

INVESTMENT INCOME
Dividends — unaffiliated	$89,037	$5,969	$1,119,866	$31,485
Dividends — affiliated	200,756	37,586	173,043	80,421
Interest — unaffiliated	25,349,379	67,139,088	49,732,746	16,870,234
Other income — unaffiliated	120,189	933,050	168,785	246,973
Foreign taxes withheld	(4,883)	(7,525)	—	—

Total investment income	25,754,478	68,108,168	51,194,440	17,229,113

EXPENSES
Investment advisory	2,330,974	5,534,088	5,082,904	1,375,215
Accounting services	64,508	98,839	88,931	32,336
Professional	54,236	57,066	41,081	55,388
Transfer agent	44,867	66,228	55,906	24,555
Custodian	41,138	29,033	46,037	11,254
Trustees and Officer	25,161	55,465	56,224	14,088
Registration	9,236	20,562	15,783	4,123
Printing and postage	6,340	7,428	1,403	4,708
Miscellaneous	68,525	40,308	35,185	7,185

Total expenses excluding interest expense	2,644,985	5,909,017	5,423,454	1,528,852
Interest expense	8,121,364	14,587,599	14,429,042	2,503,072

Total expenses	10,766,349	20,496,616	19,852,496	4,031,924
Less:
Fees waived and/or reimbursed by the Manager	(3,098)	(671)	(2,838)	(10,241)

Total expenses after fees waived and/or reimbursed	10,763,251	20,495,945	19,849,658	4,021,683

Net investment income	14,991,227	47,612,223	31,344,782	13,207,430

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(29,360,317)	(68,254,219)	(38,899,793)	(1,478,692)
Investments — affiliated	—	—	—	(24,805)
Forward foreign currency exchange contracts	(12,942)	(305,526)	(11,025)	(78,608)
Foreign currency transactions	(24,917)	(123,728)	5,336	(37,124)
Futures contracts	(2,455,995)	(2,170,873)	(2,425,644)	—
Options written	—	1,155,118	1,158,037	—
Swaps	4,730,198	360,485	(5,417,183)	74,056

	(27,123,973)	(69,338,743)	(45,590,272)	(1,545,173)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	42,493,774	107,816,576	65,554,852	8,736,859
Investments — affiliated	—	—	—	(21,990)
Forward foreign currency exchange contracts	16,441	157,845	3,908	1,090
Foreign currency translations	(3,542)	(12,617)	180	26,670
Futures contracts	1,483,328	(683,800)	(5,129,229)	—
Options written	—	(85,337)	420,023	—
Swaps	(5,375,263)	951,215	3,089,814	88,183
Unfunded floating rate loan interests	14,735	73,248	4,558	33,364

	38,629,473	108,217,130	63,944,106	8,864,176

Net realized and unrealized gain	11,505,500	38,878,387	18,353,834	7,319,003

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,496,727	$86,490,610	$49,698,616	$20,526,433

(a)	Consolidated Statement of Operations.

See notes to financial statements.

130	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	BHK			HYT(a)

	Six Months Ended 06/30/23 (unaudited)		Year Ended 12/31/22	Six Months Ended 06/30/23 (unaudited)		Year Ended 12/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$14,991,227		$34,621,610	$47,612,223		$85,310,028
Net realized loss	(27,123,973)		(58,306,032)	(69,338,743)		(48,802,949)
Net change in unrealized appreciation (depreciation)	38,629,473		(179,504,308)	108,217,130		(243,082,240)

Net increase (decrease) in net assets resulting from operations	26,496,727		(203,188,730)	86,490,610		(206,575,161)

DISTRIBUTIONS TO SHAREHOLDERS(b)
From net investment income	(24,175,190	)(c)	(43,352,180)	(66,697,943	)(c)	(75,141,728)
Return of capital	—		(969,019)	—		(32,825,998)

Decrease in net assets resulting from distributions to shareholders	(24,175,190)		(44,321,199)	(66,697,943)		(107,967,726)

CAPITAL SHARE TRANSACTIONS
Proceeds from rights offering (Note 11)	—		—	—		167,749,786
Reinvestment of distributions	—		267,474	—		1,065,866

Net increase in net assets derived from capital share transactions	—		267,474	—		168,815,652

NET ASSETS
Total increase (decrease) in net assets	2,321,537		(247,242,455)	19,792,667		(145,727,235)
Beginning of period	588,071,316		835,313,771	1,319,443,612		1,465,170,847

End of period	$590,392,853		$588,071,316	$1,339,236,279		$1,319,443,612

(a)	Consolidated Statement of Changes in Net Assets.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	131

Statements of Changes in Net Assets (continued)

	BTZ			BGT

	Six Months Ended 06/30/23 (unaudited)		Year Ended 12/31/22	Six Months Ended 06/30/23 (unaudited)	Year Ended 12/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$31,344,782		$72,207,568	$13,207,430	$18,263,413
Net realized loss	(45,590,272)		(26,934,855)	(1,545,173)	(4,197,922)
Net change in unrealized appreciation (depreciation)	63,944,106		(325,268,939)	8,864,176	(20,011,741)

Net increase (decrease) in net assets resulting from operations	49,698,616		(279,996,226)	20,526,433	(5,946,250)

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(47,071,475	)(b)	(65,195,451)	(13,274,960)	(16,820,514)
Return of capital	—		(21,102,257)	—	—

Decrease in net assets resulting from distributions to shareholders	(47,071,475)		(86,297,708)	(13,274,960)	(16,820,514)

CAPITAL SHARE TRANSACTIONS
Net proceeds from the issuance of shares	—		33,408	—	—
Reinvestment of distributions	—		—	—	32,244
Redemption of shares resulting from share repurchase program (including transaction costs)	—		—	(624,592)	—

Net increase (decrease) in net assets derived from capital share transactions	—		33,408	(624,592)	32,244

NET ASSETS
Total increase (decrease) in net assets	2,627,141		(366,260,526)	6,626,881	(22,734,520)
Beginning of period	1,045,886,039		1,412,146,565	277,977,627	300,712,147

End of period	$1,048,513,180		$1,045,886,039	$284,604,508	$277,977,627

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

132	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Cash Flows (unaudited)

Six Months Ended June 30, 2023

	BHK	HYT(a)	BTZ	BGT

CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$26,496,727	$86,490,610	$49,698,616	$20,526,433
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of long-term investments and principal paydowns/payups	755,522,190	727,781,121	1,571,845,892	54,361,930
Purchases of long-term investments	(630,657,766)	(723,751,242)	(1,564,197,824)	(53,934,789)
Net proceeds from sales (purchases) of short-term securities	(31,110,079)	(741,269)	659,284	(11,708)
Amortization of premium and accretion of discount on investments and other fees	(785,996)	(4,641,386)	(205,332)	(459,763)
Paid-in-kind income	—	—	—	(31,891)
Premiums paid on closing options written	—	(576,565)	(1,266,731)	—
Premiums received from options written	—	1,536,542	3,078,529	—
Net realized loss on investments and options written	29,371,016	67,099,101	37,741,756	1,503,497
Net unrealized appreciation on investments, options written, swaps, foreign currency translations and unfunded floating rate loan interests	(42,424,056)	(108,406,740)	(65,983,521)	(8,775,993)
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	(2,774)	(522)	5,922	3,024
Interest — unaffiliated	981,848	(1,292,928)	279,430	(641,148)
Variation margin on futures contracts	(300,662)	351,742	919,985	—
Variation margin on centrally cleared swaps	87,160	(108,763)	—	(20,014)
Swap premiums paid	2,197	12,194	—	—
Prepaid expenses	4,538	11,128	8,629	2,324
Other assets	—	(250,000)	—	—
Deferred offering costs	—	1	—	(118,383)
Increase (Decrease) in Liabilities
Due to broker	(241,000)	—	133,553	—
Cash received
Collateral — reverse repurchase agreements	(754,818)	—	(15,478)	—
Payables
Swaps	—	13,159	—	—
Accounting services fees	9,703	19,760	15,379	5,661
Custodian fees	10,251	1,239	8,787	(3,577)
Interest expense	(410,126)	265,046	379,352	39,975
Investment advisory fees	337,616	895,958	835,725	224,158
Trustees’ and Officer’s fees	7,570	(24,257)	(35,260)	(11,748)
Other accrued expenses	(16,540)	(2,759)	(42,016)	(2,985)
Professional fees	(51,372)	(99,762)	(39,644)	(43,327)
Reorganization costs	—	—	67,446	—
Transfer agent fees	3,673	7,402	2,945	6,058
Variation margin on futures contracts	(662,957)	42,103	1,056,617	—
Variation margin on centrally cleared swaps	11,407	—	(4,244,389)	(26)
Swap premiums received	(433,078)	8,648	—	—

Net cash provided by operating activities	104,994,672	44,639,561	30,707,652	12,617,708

CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to shareholders	(24,102,111)	(66,088,727)	(46,715,811)	(13,239,794)
Payments for offering costs	—	—	—	41,452
Payments for bank borrowings	—	(282,000,000)	—	(41,000,000)
Net payments on redemption of capital shares	—	—	—	(624,592)
Proceeds from bank borrowings	—	304,000,000	—	41,000,000
Increase in bank overdraft	2,500,395	—	184,112	76,215
Net borrowing of reverse repurchase agreements	(89,774,897)	—	23,042,036	—

Net cash used for financing activities	(111,376,613)	(44,088,727)	(23,489,663)	(13,746,719)

CASH IMPACT FROM FOREIGN EXCHANGE FLUCTUATIONS
Cash impact from foreign exchange fluctuations	(1,306)	8	(2)	—

F I N A N C I A L S T A T E M E N T S	133

Statements of Cash Flows (unaudited) (continued)

Six Months Ended June 30, 2023

	BHK	HYT(a)	BTZ	BGT

CASH AND FOREIGN CURRENCY
Net increase (decrease) in restricted and unrestricted cash and foreign currency	$(6,383,247)	$550,842	$7,217,987	$(1,129,011)
Restricted and unrestricted cash and foreign currency at beginning of period	15,179,519	3,311,466	17,460,893	1,820,104

Restricted and unrestricted cash and foreign currency at end of period	$8,796,272	$3,862,308	$24,678,880	$691,093

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$8,531,490	$14,322,553	$14,049,690	$2,463,097

RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AND FOREIGN CURRENCY AT THE END OF PERIOD TO THE STATEMENTS OF ASSETS AND LIABILITIES
Cash	$—	$1,936,183	$—	$446,093
Cash pledged
Collateral — reverse repurchase agreements	2,132,207	—	2,492,624	—
Collateral — exchange-traded options written	—	—	7,820,000	—
Collateral — OTC derivatives	1,379,000	—	—	—
Futures contracts	3,915,000	216,000	7,043,000	—
Centrally cleared swaps	1,309,000	1,578,000	6,770,000	245,000
Foreign currency at value	61,065	132,125	553,256	—

	$8,796,272	$3,862,308	$24,678,880	$691,093

(a)	Consolidated Statement of Cash Flows.

See notes to financial statements.

134	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

		BHK
	Six Months Ended 06/30/23 (unaudited)		Year Ended 12/31/22	Year Ended 12/31/21		Year Ended 12/31/20	Period from 09/01/19 to 12/31/19		Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$10.89		$15.47	$16.45		$15.32	$15.79		$14.08	$14.96

Net investment income(a)	0.28		0.64	0.72		0.72	0.22		0.66	0.72
Net realized and unrealized gain (loss)	0.21		(4.40)	(0.65)		1.24	(0.36)		1.82	(0.82)

Net increase (decrease) from investment operations	0.49		(3.76)	0.07		1.96	(0.14)		2.48	(0.10)

Distributions(b)
From net investment income	(0.45	)(c)	(0.69)	(0.80)		(0.64)	(0.27)		(0.73)	(0.78)
From net realized gain	—		(0.11)	(0.25)		(0.19)	(0.04)		(0.04)	—
Return of capital	—		(0.02)	—		—	(0.02)		—	—

Total distributions		(0.45)	(0.82)	(1.05)		(0.83)	(0.33)		(0.77)	(0.78)

Net asset value, end of period	$10.93		$10.89	$15.47		$16.45	$15.32		$15.79	$14.08

Market price, end of period	$10.64		$10.38	$16.51		$16.30	$14.58		$14.56	$12.85

Total Return(d)
Based on net asset value	4.56	%(e)	(24.44)%	0.50	%(f)	13.24%	(0.75	)%(e)	18.86%	(0.24)%

Based on market price	6.79	%(e)	(32.52)%	8.25%		17.90%	2.43	%(e)	20.09%	(3.40)%

Ratios to Average Net Assets(g)
Total expenses	3.61	%(h)	1.95%	0.85%		0.91%	1.42	%(h)(i)	1.72%	1.60%

Total expenses after fees waived and/or reimbursed	3.61	%(h)	1.95%	0.85%		0.90%	1.42	%(h)	1.72%	1.60%

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.88	%(h)	0.90%	0.81%		0.75%	0.79	%(h)	0.77%	0.82%

Net investment income	5.02	%(h)	5.13%	4.50%		4.52%	4.15	%(h)	4.63%	4.99%

Supplemental Data
Net assets, end of period (000)	$590,393		$588,071	$835,314		$886,970	$826,349		$851,650	$759,385

Borrowings outstanding, end of period (000)	$305,140		$387,219	$405,522		$296,921	$271,749		$273,621	$316,216

Portfolio turnover rate(j)		66%	104%	54%		69%	21%		27%	28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.45%.
(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/23 (unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Period from 09/01/19 to 12/31/19	Year Ended 08/31/19	Year Ended 08/31/18

Portfolio turnover rate (excluding MDRs)	41%	76%	34%	55%	11%	27%	28%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	135

Financial Highlights (continued)

(For a share outstanding throughout each period)

	HYT(a)
	Six Months Ended 06/30/23 (unaudited)		Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Period from 09/01/19 to 12/31/19		Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$9.25		$11.99	$11.95	$11.91	$11.82		$11.90	$12.22

Net investment income(b)	0.33		0.67	0.76	0.79	0.25		0.79	0.83
Net realized and unrealized gain (loss)	0.27		(2.42)	0.21	0.18	0.22		(0.01)	(0.31)

Net increase (decrease) from investment operations	0.60		(1.75)	0.97	0.97	0.47		0.78	0.52

Distributions(c)
From net investment income	(0.47	)(d)	(0.60)	(0.80)	(0.82)	(0.35)		(0.86)	(0.84)
Return of capital	—		(0.26)	(0.13)	(0.11)	(0.03)		—	—

Total distributions		(0.47)	(0.86)	(0.93)	(0.93)	(0.38)		(0.86)	(0.84)

Dilutive effect of rights offer (Note 11)	—		(0.13)	—	—	—		—	—

Net asset value, end of period	$9.38		$9.25	$11.99	$11.95	$11.91		$11.82	$11.90

Market price, end of period	$8.92		$8.74	$12.34	$11.43	$11.20		$10.51	$10.70

Total Return(e)
Based on net asset value	6.88	%(f)	(15.71)%	8.42%	9.57%	4.28	%(f)	8.06%	5.25%

Based on market price	7.57	%(f)	(22.62)%	16.66%	11.45%	10.28	%(f)	6.86%	3.91%

Ratios to Average Net Assets(g)
Total expenses	3.08	%(h)	1.89%	1.35%	1.50%	1.92	%(h)(i)	2.19%	1.99%

Total expenses after fees waived and/or reimbursed	3.08	%(h)	1.89%	1.34%	1.49%	1.92	%(h)	2.19%	1.99%

Total expenses after fees waived and/or reimbursed and excluding interest expense and fees	0.89	%(h)	0.91%	0.93%	0.94%	0.93	%(h)	0.92%	0.94%

Net investment income	7.15	%(h)	6.61%	6.30%	7.06%	6.39	%(h)	6.87%	6.88%

Supplemental Data
Net assets, end of period (000)	$1,339,236		$1,319,444	$1,465,171	$1,456,907	$1,451,868		$1,440,436	$1,482,422

Borrowings outstanding, end of period (000)	$551,000		$529,000	$647,000	$685,000	$607,000		$486,000	$647,000

Asset coverage, end of period per $1,000 of bank borrowings(j)	$3,431		$3,494	$3,265	$3,127	$3,392		$3,965	$3,292

Portfolio turnover rate		39%	45%	54%	82%	20%		64%	65%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.95%.
(j)

Calculated by subtracting the Trust’s total liabilities (not including bank borrowings) from the Trust’s total assets and dividing this by the amount of bank borrowings, and by multiplying the results by 1,000.

136	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BTZ
	Six Months Ended 06/30/23 (unaudited)		Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Period from 11/01/19 to 12/31/19		Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of period	$11.19		$15.10	$15.71	$14.97	$14.94		$13.72	$14.88

Net investment income(a)	0.34		0.77	0.85	0.84	0.13		0.79	0.81
Net realized and unrealized gain (loss)	0.18		(3.76)	(0.45)	0.91	0.15		1.25	(1.17)

Net increase (decrease) from investment operations	0.52		(2.99)	0.40	1.75	0.28		2.04	(0.36)

Distributions(b)
From net investment income	(0.50	)(c)	(0.70)	(0.86)	(0.85)	(0.23)		(0.79)	(0.80)
Return of capital	—		(0.22)	(0.15)	(0.16)	(0.02)		(0.03)	—

Total distributions		(0.50)	(0.92)	(1.01)	(1.01)	(0.25)		(0.82)	(0.80)

Net asset value, end of period	$11.21		$11.19	$15.10	$15.71	$14.97		$14.94	$13.72

Market price, end of period	$10.15		$10.10	$15.05	$14.71	$13.98		$13.55	$11.72

Total Return(d)
Based on net asset value	5.08	%(e)	(19.50)%	2.73%	12.78%	2.02	%(e)	16.17%	(1.72)%

Based on market price	5.41	%(e)	(27.10)%	9.36%	13.07%	5.05	%(e)	23.34%	(6.49)%

Ratios to Average Net Assets(f)
Total expenses	3.76	%(g)	1.79%	1.12%	1.35%	1.68	%(g)(h)	2.26%	1.82%

Total expenses after fees waived and/or reimbursed	3.75	%(g)	1.79%	1.12%	1.35%	1.68	%(g)	2.25%	1.82%

Total expenses after fees waived and/or reimbursed and excluding interest expense	1.02	%(g)	0.94%	0.94%	0.94%	0.92	%(g)	1.08%	0.94%

Net investment income	5.93	%(g)	6.22%	5.49%	5.69%	5.29	%(g)	5.57%	5.69%

Supplemental Data
Net assets, end of period (000)	$1,048,513		$1,045,886	$1,412,147	$1,468,153	$1,554,828		$1,551,243	$1,439,954

Borrowings outstanding, end of period (000)	$618,555		$589,324	$587,017	$614,172	$577,231		$568,461	$707,102

Portfolio turnover rate		96%	42%	20%	34%	2%		18%	30%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.70%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	137

Financial Highlights (continued)

(For a share outstanding throughout each period)

		BGT
	Six Months Ended 06/30/23 (unaudited)		Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Period from 11/01/19 to 12/31/19		Year Ended 10/31/19	Year Ended 10/31/18

Net asset value, beginning of period	$12.43		$13.44	$13.40	$14.10	$13.95		$14.33	$14.49

Net investment income(a)	0.59		0.82	0.65	0.66	0.12		0.80	0.76
Net realized and unrealized gain (loss)	0.32		(1.08)	0.17	(0.47)	0.26		(0.37)	(0.21)

Net increase (decrease) from investment operations	0.91		(0.26)	0.82	0.19	0.38		0.43	0.55

Distributions(b)
From net investment income		(0.59)	(0.75)	(0.66)	(0.69)	(0.23)		(0.81)	(0.71)
Return of capital	—		—	(0.12)	(0.20)	—		—	—

Total distributions		(0.59)	(0.75)	(0.78)	(0.89)	(0.23)		(0.81)	(0.71)

Net asset value, end of period	$12.75		$12.43	$13.44	$13.40	$14.10		$13.95	$14.33

Market price, end of period	$11.66		$10.94	$13.99	$11.79	$12.87		$12.42	$12.72

Total Return(c)
Based on net asset value	8.00	%(d)	(1.32)%	6.43%	2.83%	2.89	%(d)	4.00%	4.25%

Based on market price	12.22	%(d)	(16.56)%	25.91%	(0.88)%	5.48	%(d)	4.31%	(6.30)%

Ratios to Average Net Assets(e)
Total expenses	2.88	%(f)	2.20%	1.61%	1.72%	2.11	%(f)	2.41%	2.29%

Total expenses after fees waived and/or reimbursed	2.87	%(f)	2.20%	1.60%	1.70%	2.11	%(f)	2.41%	2.29%

Total expenses after fees waived and/or reimbursed and excluding interest expense and fees	1.08	%(f)	1.17%	1.19%	1.17%	1.28	%(f)	1.16%	1.21%

Net investment income	9.44	%(f)	6.40%	4.82%	5.13%	5.23	%(f)	5.68%	5.27%

Supplemental Data
Net assets, end of period (000)	$284,605		$277,978	$300,712	$300,126	$323,708		$321,091	$339,096

Borrowings outstanding, end of period (000)	$91,000		$91,000	$143,000	$129,000	$130,000		$123,000	$142,000

Asset coverage, end of period per $1,000 of bank borrowings(g)	$4,128		$4,055	$3,103	$3,327	$3,490		$3,610	$3,389

Portfolio turnover rate		14%	16%	50%	65%	6%		53%	57%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

Calculated by subtracting the Trust’s total liabilities (not including bank borrowings) from the Trust’s total assets and dividing this by the amount of bank borrowings, and by multiplying the results by 1,000.

See notes to financial statements.

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Notes to Financial Statements (unaudited)

1.	ORGANIZATION

The following are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end management investment companies and are referred to herein collectively as the “Trusts”, or individually as a “Trust”:

Trust Name	Herein Referred To As	Organized	Diversification Classification

BlackRock Core Bond Trust	BHK	Delaware	Diversified
BlackRock Corporate High Yield Fund, Inc.	HYT	Maryland	Diversified
BlackRock Credit Allocation Income Trust	BTZ	Delaware	Diversified
BlackRock Floating Rate Income Trust	BGT	Delaware	Diversified

The Boards of Directors and Boards of Trustees of the Trusts are collectively referred to throughout this report as the “Board,” and the trustees thereof are collectively referred to throughout this report as “Trustees”. The Trusts determine and make available for publication the net asset values (“NAVs”) of their Common Shares on a daily basis.

The Trusts, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.

Basis of Consolidation: The accompanying consolidated financial statements of HYT include the accounts of HYT Subsidiary LLC (the “Taxable Subsidiary”), which is a wholly-owned taxable subsidiary of HYT. The Taxable Subsidiary enables HYT to hold certain pass-through investments and satisfy Regulated Investment Company (“RIC”) tax requirements. Income earned and gains realized on the investments held by the Taxable Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated Statement of Operations for HYT. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statement of Operations for HYT. Taxes payable or deferred as of June 30, 2023, if any, are disclosed in the Consolidated Statement of Assets and Liabilities. HYT may invest up to 25% of its total assets in the Taxable Subsidiary. The net assets of the Taxable Subsidiary as of period end were $321,684, which is 0.02% of HYT’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Taxable Subsidiary is subject to the same investment policies and restrictions that apply to HYT.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Trust is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Trusts are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.

Foreign Currency Translation: Each Trust’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Trust does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Realized currency gains (losses) on foreign currency related transactions are reported as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. Each Trust has elected to treat realized gains (losses) from certain forward foreign currency exchange contracts as capital gain (loss) for U.S. federal income tax purposes.

Foreign Taxes: The Trusts may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Trust invests. These foreign taxes, if any, are paid by each Trust and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2023, if any, are disclosed in the Statements of Assets and Liabilities.

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Notes to Financial Statements (unaudited) (continued)

The Trusts file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Trusts may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Trusts may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions paid by the Trusts are recorded on the ex-dividend dates. Subject to the Trusts’ managed distribution plan, the Trusts intend to make monthly cash distributions to shareholders, which may consist of net investment income, and net realized and unrealized gains on investments and/or return of capital.

The character of distributions is determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. The portion of distributions that exceeds a Trust’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a non-taxable return of capital.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Trust’s Board, the trustees who are not “interested persons” of the Trusts, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Trust, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Trusts until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Trustees and Officer expense on the Statements of Operations. The Trustees and Officer expense may be negative as a result of a decrease in value of the deferred accounts.

Indemnifications: In the normal course of business, a Trust enters into contracts that contain a variety of representations that provide general indemnification. A Trust’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Trust, which cannot be predicted with any certainty.

Other: Expenses directly related to a Trust are charged to that Trust. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Trust’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Trust is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Trust’s Manager as the valuation designee for each Trust. Each Trust determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Trust’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•

Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

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Notes to Financial Statements (unaudited) (continued)

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Trusts use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Trust might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services

Market approach	(i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii) recapitalizations and other transactions across the capital structure; and
(iii) market multiples of comparable issuers.

Income approach	(i) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii) quoted prices for similar investments or assets in active markets; and
(iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach	(i) audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii) relevant news and other public sources; and
(iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Trust. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Trust is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Trust could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

N O T E S T O F I N A N C I A L S T A T E M E N T S	141

Notes to Financial Statements (unaudited) (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of June 30, 2023, certain investments of HYT were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. Stripped mortgage-backed securities may be privately issued.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

142	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.

When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, the Trusts may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Trusts had the following unfunded floating rate loan interests:

Trust Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
BHK	AthenaHealth Group, Inc.	$140,006	$133,862	$134,581	$719

					$719

HYT	AthenaHealth Group, Inc.	$1,113,494	$1,090,517	$1,070,347	(20,170)

					$(20,170)

BTZ	AthenaHealth Group, Inc.	$49,090	$50,656	$47,188	(3,468)

					$(3,468)

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Notes to Financial Statements (unaudited) (continued)

Trust Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)

BGT	AthenaHealth Group, Inc.	$226,591	$226,591	$217,811	$(8,780)
	IPS Corp.	63,658	63,658	58,979	(4,679)

					$(13,459)

Forward Commitments, When-Issued and Delayed Delivery Securities: The Trusts may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Trusts may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Trusts may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Trusts assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Trusts’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: The Trusts may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third-party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.

Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.

For the six months ended June 30, 2023, the average daily amount of reverse repurchase agreements outstanding and the weighted average interest rate for the Trusts were as follows:

Trust Name	Average Amount Outstanding	Weighted Average Interest Rate

BHK	$338,118,944	4.84%
BTZ	588,058,583	4.95

Reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a

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market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

As of period end, the following table is a summary of BHK and BTZ’s open reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:

Trust Name/Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral Pledged Including Accrued Interest	(a)	Cash Collateral Pledged/Received	(a)	Net Amount

BHK
Barclays Capital, Inc.	$(12,270,202)	$12,270,202		$—		$—
BNP Paribas SA	(64,541,850)	64,541,850		—		—
BofA Securities, Inc.	(24,955,271)	24,955,271		—		—
Cantor Fitzgerald & Co.	(6,107,254)	6,107,254		—		—
Goldman Sachs & Co. LLC	(7,119,566)	7,119,566		—		—
HSBC Securities (USA), Inc.	(56,275,215)	56,275,215		—		—
J.P. Morgan Securities LLC	(6,147,092)	6,147,092		—		—
Merrill Lynch International	(335,242)	335,242		—		—
Nomura Securities International, Inc.	(76,717,868)	76,717,868		—		—
Royal Bank of Canada	(28,661,704)	28,661,704		—		—
TD Securities (USA) LLC	(22,008,635)	22,008,635		—		—

	$(305,139,899)	$305,139,899		$—		$—

(a)

Net collateral, including accrued interest, if any, with a value of $320,762,200 has been pledged/received in connection with open reverse repurchase agreements. Excess of net collateral pledged, if any, to the individual counterparty is not shown for financial reporting purposes.

Trust Name/Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral Pledged Including Accrued Interest	(a)	Cash Collateral Pledged/Received	(a)	Net Amount

BTZ
Barclays Capital, Inc.	$(26,807,646)	$26,807,646		$—		$—
BNP Paribas SA	(62,234,702)	62,234,702		—		—
BofA Securities, Inc.	(148,719,955)	148,719,955		—		—
Goldman Sachs & Co. LLC	(20,074,970)	20,074,970		—		—
J.P. Morgan Securities LLC	(16,950,170)	16,950,170		—		—
Nomura Securities International, Inc.	(28,003,817)	28,003,817		—		—
RBC Capital Markets, LLC	(66,684,635)	66,684,635		—		—
TD Securities (USA) LLC	(249,079,239)	249,079,239		—		—

	$(618,555,134)	$618,555,134		$—		$—

(a)

Collateral, if any, with a value of $682,555,601 has been pledged in connection with open reverse repurchase agreements. Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a fund’s obligation to repurchase the securities.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Trusts engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Trusts and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Trusts and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Trusts are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Trusts agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)

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Notes to Financial Statements (unaudited) (continued)

on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Trusts are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. A Trust’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Trust.

Options: The Trusts may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Trusts write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Trusts write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.

In purchasing and writing options, the Trusts bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Trusts purchasing or selling a security when they otherwise would not, or at a price different from the current market value.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Trusts and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Trusts’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Trusts’ counterparty on the swap. Each Trust is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Trust is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.

•

Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).

The Trusts may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Trusts will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional

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amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Trusts will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Trusts receive payment from or make a payment to the counterparty.

•	Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Trust may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Trusts and the counterparty.

Cash collateral that has been pledged to cover obligations of the Trusts and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Trusts, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Trusts. Any additional required collateral is delivered to/pledged by the Trusts on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Trust generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Trusts from the counterparties are not fully collateralized, each Trust bears the risk of loss from counterparty non-performance. Likewise, to the extent the Trusts have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Trust bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Trusts do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: Each Trust entered into an Investment Advisory Agreement with the Manager, the Trusts’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Trust’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Trust.

For such services, BHK, BTZ and BGT pays the Manager a monthly fee at an annual rate equal to the following percentages of the average weekly value of the Trust’s managed assets.

	BHK	BTZ	BGT

Investment advisory fees	0.50%	0.62%	0.75%

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Notes to Financial Statements (unaudited) (continued)

For purposes of calculating these fees, “managed assets” are determined as total assets of the Trust (including any assets attributable to money borrowed for investment purposes) less the sum of its accrued liabilities (other than money borrowed for investment purposes).

For such services, HYT pays the Manager a monthly fee at an annual rate equal to 0.60% of the average daily value of HYT’s net assets, plus the proceeds of any debt securities or outstanding borrowings used for leverage.

The Manager provides investment management and other services to the Taxable Subsidiary. The Manager does not receive separate compensation from the Taxable Subsidiary for providing investment management or administrative services. However, HYT pays the Manager based on HYT’s net assets, plus the proceeds of any debt securities or outstanding borrowings used for leverage, which includes the assets of the Taxable Subsidiary.

With respect to each Trust, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”) and, with respect to BHK and BTZ, BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of each Trust for which BIL and BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Trust to the Manager.

Distribution Fees: BHK, HYT and BGT has entered into a Distribution Agreement with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager, to provide for distribution of BHK, HYT and BGT common shares on a reasonable best efforts basis through an equity shelf offering (a “Shelf Offering”) (the “Distribution Agreement”). Pursuant to the Distribution Agreement, BRIL will receive commissions with respect to sales of common shares at a commission rate of 1.00% of the gross proceeds of the sale of BHK, HYT and BGT’s common shares and a portion of such commission is re-allowed to broker-dealers engaged by BRIL. The commissions retained by BRIL during the period ended June 30, 2023 amounted to $0.

Expense Waivers and Reimbursements: With respect to each Trust, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Trust pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Trust. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2023, the amounts waived were as follows:

Trust Name	Fees Waived and/or Reimbursed by the Manager

BHK	$ 3,098
HYT	671
BTZ	2,838
BGT	47

The Manager contractually agreed to waive its investment advisory fee with respect to any portion of each Trust’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of the Trusts’ Independent Trustees. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2023, the amount waived in investment advisory fees pursuant to these arrangements was as follows:

Trust Name	Fees Waived and/or Reimbursed by the Manager

BGT	$ 10,194

Trustees and Officers: Certain trustees and/or officers of the Trusts are directors and/or officers of BlackRock or its affiliates. The Trusts reimburse the Manager for a portion of the compensation paid to the Trusts’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

7.	PURCHASES AND SALES

For the six months ended June 30, 2023, purchases and sales of investments, including paydowns/payups and mortgage dollar rolls and excluding short-term securities, were as follows:

	U.S. Government Securities		Other Securities

Trust Name	Purchases	Sales	Purchases	Sales

BHK	$11,024,711	$106,694,040	$610,442,145	$ 658,434,359
HYT	—	—	739,982,655	728,441,774
BTZ	—	—	1,643,797,462	1,641,811,506
BGT	—	—	55,353,011	52,851,366

For the six months ended June 30, 2023, purchases and sales related to mortgage dollar rolls were as follows:

Trust Name	Purchases	Sales

BHK	$236,696,295	$ 236,678,461
BTZ	598,988,164	598,713,615

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Notes to Financial Statements (unaudited) (continued)

8.	INCOME TAX INFORMATION

It is each Trust’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required, except with respect to any taxes related to the Taxable Subsidiaries.

Each Trust files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Trust’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Trusts as of June 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Trusts’ financial statements.

As of December 31, 2022, the Trusts had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:

Trust Name	Non-Expiring Capital Loss Carryforwards (a)	Qualified Late-Year Losses (b)

BHK	$ (62,329,096)	$ (1,380,292)
HYT	(153,261,725)	(13,209,605)
BTZ	(37,655,037)	—
BGT	(29,377,882)	—

(a)	Amounts available to offset future realized capital gains.
(b)	The Trust has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of June 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Trust Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BHK	$981,083,851	$11,541,696	$(76,080,104)	$ (64,538,408)
HYT	1,972,975,153	21,764,546	(112,316,185)	(90,551,639)
BTZ	1,854,854,814	31,470,227	(114,312,467)	(82,842,240)
BGT	387,208,173	1,484,152	(13,960,482)	(12,476,330)

9.	BANK BORROWINGS

BGT and HYT are party to a senior committed secured, 360-day rolling line of credit facility and a separate security agreement (the “SSB Agreement”) with State Street Bank and Trust Company (“SSB”). SSB may elect to terminate its commitment upon 360-days written notice to HYT and BGT. As of period end, HYT and BGT have not received any notice to terminate. HYT and BGT has granted a security interest in substantially all of their assets to SSB.

The SSB Agreement allows for the maximum commitment amounts of $758,000,000 for HYT and $157,000,000 for BGT.

Prior to March 9, 2023, maximum commitment amounts were $732,000,000 for HYT and $168,000,000 for BGT.

Advances will be made by SSB to BGT and HYT, at HYT and BGT’s option of (a) Daily Simple SOFR plus 0.80% or (b) One Month Term SOFR plus 0.80%. SOFR and One Month Term SOFR are subject to a 0% floor.

In addition, BGT and HYT paid a commitment fee (based on the daily unused portion of the commitments). Advances to BGT and HYT as of period end, if any, are shown in the Statements of Assets and Liabilities as bank borrowings. Based on the short-term nature of the borrowings under the line of credit and the variable interest rate, the carrying amount of the borrowings approximates fair value.

BGT and HYT may not declare dividends or make other distributions on shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding borrowings is less than 300%.

For the six months ended June 30, 2023, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the credit agreement were as follows:

Trust Name	Maximum Amount Borrowed	Average Amount Outstanding	Daily Weighted Average Interest Rate

HYT	$551,000,000	$516,895,028	5.62%
BGT	94,000,000	87,640,884	5.63

N O T E S T O F I N A N C I A L S T A T E M E N T S	149

Notes to Financial Statements (unaudited) (continued)

10.	PRINCIPAL RISKS

In the normal course of business, the Trusts invest in securities or other instruments and may enter into certain transactions, and such activities subject each Trust to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Trusts and their investments.

Each Trust may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. A Trust may not be able to readily dispose of such investments at prices that approximate those at which a Trust could sell such investments if they were more widely traded and, as a result of such illiquidity, a Trust may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting a Trust’s NAV and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.

Market Risk: Each Trust may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Trust to reinvest in lower yielding securities. Each Trust may also be exposed to reinvestment risk, which is the risk that income from each Trust’s portfolio will decline if each Trust invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Trust portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Trust may invest in illiquid investments. An illiquid investment is any investment that a Trust reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Trust may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Trust’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Trust may lose value, regardless of the individual results of the securities and other instruments in which a Trust invests.

The price a Trust could receive upon the sale of any particular portfolio investment may differ from a Trust’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Trust’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Trust, and a Trust could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Trust’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Trusts may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Trusts manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trusts to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trusts’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Trusts.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

For OTC options purchased, each Trust bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Trusts should the counterparty fail to perform under the contracts. Options written by the Trusts do not typically give rise to counterparty credit risk, as options written generally obligate the Trusts, and not the counterparty, to perform. The Trusts may be exposed to counterparty credit risk with respect to options written to the extent each Trust deposits collateral with its counterparty to a written option.

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Notes to Financial Statements (unaudited) (continued)

With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Trusts since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Trust does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded options purchased and exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Trusts.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Trust’s portfolio are disclosed in its Schedule of Investments.

Certain Trusts invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

The Trusts invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Trusts may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently been raising the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Trusts’ performance.

The Trusts invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Trusts invest.

Certain Trusts invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.

LIBOR Transition Risk: The Trusts may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31, 2021. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Trusts is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

BHK, BTZ and BGT is authorized to issue an unlimited number of shares, par value $0.001, all of which were initially classified as Common Shares. HYT is authorized to issue 200 million shares, par value $0.10, all of which were initially classified as Common Shares. The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without the approval of Common Shareholders.

As of the close of business on September 20, 2022, HYT issued transferrable rights to its Common Shareholders of record, entitling the holders of those rights to subscribe for shares of HYT’s common stock (the “Offer”). Shareholders received one right for each outstanding Common Share owned on the record date. The rights entitled their holders to purchase one new Common Share for every five rights held (1-for-5). The Offer expired on October 13, 2022. HYT received from the Offer gross proceeds of $167,749,786 for the issuance of 20,382,720 Common Shares. The rights offering resulted in $(0.13) or (1.42)% of NAV dilution since the Common Shares were issued below HYT’s NAV. HYT received the entire proceeds from the shares issued under the Offer since the Manager agreed to pay for all expenses (including sales commissions) related to the Offer.

BHK, HYT and BGT have filed a prospectus with the SEC allowing them to issue an additional 15,000,000, 19,617,820 and 11,000,000 Common Shares, respectively, through an equity shelf program (a “Shelf Offering”). Under the Shelf Offering, BHK, HYT and BGT, subject to market conditions, may raise additional equity capital from time to time in varying amounts and utilizing various offering methods at a net price at or above each Trust’s NAV per Common Share (calculated within 48 hours of pricing). For the period end June 30, 2023, BHK, HYT and BGT did not issue any Common Shares. As of period end June 30, 2023, 15,000,000, 19,617,820 and 11,000,000 Common Shares, respectively, remain available for issuance under the Shelf Offering. See Additional Information - Shelf Offering Program for additional information.

N O T E S T O F I N A N C I A L S T A T E M E N T S	151

Notes to Financial Statements (unaudited) (continued)

Initial costs incurred by BHK, HYT and BGT in connection with their Shelf Offerings are recorded as “Deferred offering costs” in the Statements of Assets and Liabilities. As shares are sold, a portion of the costs attributable to the shares sold will be charged against paid-in-capital. Any remaining deferred charges at the end of the Shelf Offering period will be charged to expense.

For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

Trust Name	Six Months Ended 06/30/23	Year Ended 12/31/22

BHK	—	17,666
HYT	—	101,463
BGT	—	2,386

The Trusts participate in an open market share repurchase program (the “Repurchase Program”). From December 1, 2022 through November 30, 2023, each Trust may repurchase up to 5% of its outstanding common shares under the Repurchase Program, based on common shares outstanding as of the close of business on November 30, 2022, subject to certain conditions. The Repurchase Program has an accretive effect as shares are purchased at a discount to the Trust’s NAV. There is no assurance that the Trusts will purchase shares in any particular amounts. For the six months ended June 30, 2023, BHK, HYT and BTZ did not repurchase any shares.

The total cost of the shares repurchased is reflected in BGT’s Statements of Changes in Net Assets. For the period shown, shares repurchased and cost, including transaction costs were as follows:

	BGT

	Shares	Amounts

Six Months Ended June 30, 2023	55,022	$624,592

For the period ended June 30, 2023, shares issued and outstanding remained constant for BHK, HYT and BTZ. For the year ended December 31, 2022, shares issued and outstanding remained constant for BTZ.

12.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Trusts’ financial statements was completed through the date the financial statements were issued and the following items were noted:

The Trusts declared and paid or will pay distributions to Common Shareholders as follows:

Trust Name	Declaration Date	Record Date	Payable/ Paid Date	Dividend Per Common Share

BHK	07/03/23	07/14/23	07/31/23	$ 0.074600
	08/01/23	08/15/23	08/31/23	0.074600
HYT	07/03/23	07/14/23	07/31/23	0.077900
	08/01/23	08/15/23	08/31/23	0.077900
BTZ	07/03/23	07/14/23	07/31/23	0.083900
	08/01/23	08/15/23	08/31/23	0.083900
BGT	07/03/23	07/14/23	07/31/23	0.113580
	08/01/23	08/15/23	08/31/23	0.113580

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Disclosure of Investment Advisory Agreements and Sub-Advisory  Agreements

The Boards of Directors/Trustees, as applicable (collectively, the “Board,” the members of which are referred to as “Board Members”) of BlackRock Core Bond Trust (“BHK”), BlackRock Corporate High Yield Fund, Inc. (“HYT”), BlackRock Credit Allocation Income Trust (“BTZ”) and BlackRock Floating Rate Income Trust (“BGT”) (collectively, the “Funds” and each, a “Fund”) met on May 4, 2023 (the “May Meeting”) and June 1-2, 2023 (the “June Meeting”) to consider the approval to continue the investment advisory agreements (the “Advisory Agreements”) between each Fund and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager, BlackRock International Limited (“BIL”) and each Fund and (2) the Manager, BlackRock (Singapore) Limited (“BRS” and together with BIL, the “Sub-Advisors”) and each of BHK and BTZ. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreements and the Sub-Advisory Agreements are referred to herein as the “Agreements.”

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of each Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) leverage management, as applicable; (c) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (d) Fund operating expenses and how BlackRock allocates expenses to each Fund; (e) the resources devoted to risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (f) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (g) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (h) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (i) BlackRock’s implementation of the proxy voting policies approved by the Board; (j) execution quality of portfolio transactions; (k) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (l) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, closed-end fund, sub-advised mutual fund, collective investment trust and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (m) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; (n) periodic updates on BlackRock’s business; and (o) each Fund’s market discount/premium compared to peer funds.

Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, closed-end funds, and open-end funds, under similar investment mandates, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund; (g) a summary of aggregate amounts paid by each Fund to BlackRock; and (h) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.

At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting.

At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to them on a fund-by-fund basis. The following paragraphs

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Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of closed-end funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, registration statements in connection with BHK’s, HYT’s and BGT’s equity shelf programs, and periodic shareholder reports; (ii) preparing communications with analysts to support secondary market trading of each Fund; (iii) oversight of daily accounting and pricing; (iv) responsibility for periodic filings with regulators and stock exchanges; (v) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (vi) organizing Board meetings and preparing the materials for such Board meetings; (vii) providing legal and compliance support; (viii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain closed-end funds; and (ix) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.

The Board noted that the engagement of the Sub-Advisors with respect to each Fund, as applicable, facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit each Fund and its shareholders.

B. The Investment Performance of each Fund and BlackRock

The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May Meeting. In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2022, as compared to its Performance Peers. The performance information is based on net asset value (NAV), and utilizes Lipper data. Lipper’s methodology calculates a fund’s total return assuming distributions are reinvested on the ex-date at a fund’s ex-date NAV. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and certain performance metrics (“Performance Metrics”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board reviewed and considered BHK’s performance relative to BHK’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, BHK generally performed below expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for BHK, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed BHK’s underperformance relative to the Performance Metrics.

The Board reviewed and considered HYT’s performance relative to HYT’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, HYT generally performed in line with expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for HYT, and that BlackRock has explained its rationale for this belief to the Board.

The Board reviewed and considered BTZ’s performance relative to BTZ’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, BTZ generally performed below expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for BTZ, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed BTZ’s underperformance relative to the Performance Metrics.

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Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

The Board reviewed and considered BGT’s performance relative to BGT’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, BGT generally performed in line with expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for BGT, and that BlackRock has explained its rationale for this belief to the Board.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with each Fund

The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate as a percentage of managed assets, which is the total assets of each Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of each Fund’s accrued liabilities (other than money borrowed for investment purposes) to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, excluding any investment related expenses. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2022 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, closed-end fund, sub-advised mutual fund, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that BHK’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Expense Peers.

The Board noted that HYT’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Expense Peers.

The Board noted that BTZ’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Expense Peers.

The Board noted that BGT’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Expense Peers.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase. The Board also considered the extent to which each Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable each Fund to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee was appropriate.

Based on the Board’s review and consideration of the issue, the Board concluded that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial growth after the initial public offering. Closed-end funds are typically priced at scale at a fund’s inception. The Board noted that although each of BHK, HYT and BGT may from time-to-time make additional share offerings pursuant to its equity shelf program, the growth of each of BHK’s, HYT’s and BGT’s assets will occur primarily through the appreciation of its investment portfolio.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T S A N D S U B - A D V I S O R Y A G R E E M E N T S	155

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

each Fund, including for administrative, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the closed-end fund marketplace, and that shareholders are able to sell their Fund shares in the secondary market if they believe that each Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.

The Board also considered the various notable initiatives and projects BlackRock performed in connection with its closed-end fund product line. These initiatives included developing equity shelf programs; efforts to eliminate product overlap with fund mergers; ongoing services to manage leverage that has become increasingly complex; periodic evaluation of share repurchases and other support initiatives for certain BlackRock funds; and continued communication efforts with shareholders, fund analysts and financial advisers. With respect to the latter, the Independent Board Members noted BlackRock’s continued commitment to supporting the secondary market for the common shares of its closed-end funds through a comprehensive secondary market communication program designed to raise investor and analyst awareness and understanding of closed-end funds. BlackRock’s support services included, among other things: sponsoring and participating in conferences; communicating with closed-end fund analysts covering the BlackRock funds throughout the year; providing marketing and product updates for the closed-end funds; and maintaining and enhancing its closed-end fund website.

Conclusion

At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreements between the Manager and each Fund for a one-year term ending June 30, 2024, and the Sub-Advisory Agreements among (1) the Manager, BIL and each Fund and (2) the Manager, BRS and each of BHK and BTZ for a one-year term ending June 30, 2024. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

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Additional Information

Trust Certification

The Trusts are listed for trading on the NYSE and have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Trusts filed with the SEC the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.

Environmental, Social and Governance (“ESG”) Integration

Although the Trusts do not seek to implement a specific sustainability objective, strategy or process unless otherwise disclosed, Trust management will consider ESG factors as part of the investment process for the Trusts. Trust management views ESG integration as the practice of incorporating financially material ESG data or information into investment processes with the objective of enhancing risk-adjusted returns. These ESG considerations will vary depending on the Trusts’ particular investment strategies and may include consideration of third-party research as well as consideration of proprietary BlackRock research across the ESG risks and opportunities regarding an issuer. The ESG characteristics utilized in the Trusts’ investment process are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. Certain of these considerations may affect the Trusts’ exposure to certain companies or industries. While Trust management views ESG considerations as having the potential to contribute to the Trusts’ long-term performance, there is no guarantee that such results will be achieved.

Dividend Policy

Each Trust’s policy is to make monthly distributions to shareholders. In order to provide shareholders with a more stable level of dividend distributions, each Trust employs a managed distribution plan (the “Plan”), the goal of which is to provide shareholders with consistent and predictable cash flows by setting distribution rates based on expected long-term returns of each Trust.

The distributions paid by each Trust for any particular month may be more or less than the amount of net investment income earned by each Trust during such month. Furthermore, the final tax characterization of distributions is determined after the year-end of a Trust and is reported in each Trust’s annual report to shareholders. Distributions can be characterized as ordinary income, capital gains and/or return of capital. Each Trust’s taxable net investment income and net realized capital gains (“taxable income”) may not be sufficient to support the level of distributions paid. To the extent that distributions exceed the Trust’s current and accumulated earnings and profits, the excess may be treated as a non-taxable return of capital.

A return of capital is a return of a portion of an investor’s original investment. A return of capital is not expected to be taxable, but it reduces a shareholder’s tax basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent disposition by the shareholder of his or her shares. It is possible that a substantial portion of the distributions paid during a calendar year may ultimately be classified as return of capital for U.S. federal income tax purposes when the final determination of the source and character of the distributions is made.

Such distributions, under certain circumstances, may exceed a Trust’s total return performance. When total distributions exceed total return performance for the period, the difference reduces the Trust’s total assets and net asset value (“NAV”) per share and, therefore, could have the effect of increasing the Trust’s expense ratio and reducing the amount of assets the Trust has available for long term investment.

General Information

The Trusts, other than BHK, HYT and BGT, do not make available copies of their Statements of Additional Information because the Trusts’ shares, other than BHK, HYT and BGT, are not continuously offered, which means that the Statement of Additional Information of each Trust, other than BHK, HYT and BGT, has not been updated after completion of the respective Trust’s offerings and the information contained in each Trust’s Statement of Additional Information may have become outdated.

BHK’s, HYT’s and BGT’s Statement of Additional Information includes additional information about the Board and is available, without charge, upon request by calling (800) 882-0052.

The following information is a summary of certain changes since December 31, 2022. This information may not reflect all of the changes that have occurred since you purchased the relevant Trust.

Except if noted otherwise herein, there were no changes to the Trusts’ charters or by-laws that would delay or prevent a change of control of the Trusts that were not approved by the shareholders.

In accordance with Section 23(c) of the Investment Company Act of 1940, each Trust may from time to time purchase shares of its common stock in the open market or in private transactions.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and, for BHK, HYT and BGT only, prospectuses, by enrolling in the electronic delivery program. Electronic copies of shareholder reports and, for BHK, HYT and BGT only, prospectuses, are available on BlackRock’s website.

To enroll in electronic delivery:

A D D I T I O N A L I N F O R M A T I O N	157

Additional Information (continued)

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.

Householding

The Trusts will mail only one copy of shareholder documents, including for BHK, HYT and BGT only, prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Trusts at (800) 882-0052.

Availability of Quarterly Schedule of Investments

The Trusts file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Trusts’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Trust makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities and information about how the Trusts voted proxies relating to securities held in the Trusts’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 882-0052; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Trust Updates

BlackRock will update performance and certain other data for the Trusts on a monthly basis on its website in the “Closed-end Funds” section of blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Trusts. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.

Shelf Offering Program

From time to time, BHK, HYT and BGT may seek to raise additional equity capital through a Shelf Offering. In a Shelf Offering, BHK, HYT and BGT may, subject to market conditions, raise additional equity capital by issuing new Common Shares from time to time in varying amounts at a net price at or above BHK’s, HYT’s and BGT’s NAV per Common Share (calculated within 48 hours of pricing). While any such Shelf Offering may allow BHK, HYT and BGT to pursue additional investment opportunities without the need to sell existing portfolio investments, it could also entail risks – including that the issuance of additional Common Shares may limit the extent to which the Common Shares are able to trade at a premium to NAV in the secondary market.

BHK, HYT and BGT filed final prospectuses with the SEC in connection with its Shelf Offering on February 9, 2022, December 29, 2022 and January 3,2023, respectively. This report and the prospectuses of BHK, HYT and BGT are not offers to sell BHK, HYT and BGT Common Shares or solicitations of an offer to buy BHK, HYT and BGT Common Shares in any jurisdiction where such offers or sales are not permitted. The prospectuses of BHK, HYT and BGT contain important information about BHK, HYT and BGT, including their investment objectives, risks, charges and expenses. Investors are urged to read the prospectuses of BHK, HYT and BGT carefully and in their entirety before investing. Copies of the final prospectuses for BHK, HYT and BGT can be obtained from BlackRock at blackrock.com.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

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Additional Information (continued)

Trust and Service Providers

Investment Adviser

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Adviser

BlackRock International Limited

Edinburgh, EH3 8BL

United Kingdom

BlackRock (Singapore) Limited(a)

079912 Singapore

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02114

Transfer Agent

Computershare Trust Company, N.A.

Canton, MA 02021

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Address of the Trusts

100 Bellevue Parkway

Wilmington, DE 19809

(a) For BHK, HYT and BGT.

A D D I T I O N A L I N F O R M A T I O N	159

Glossary of Terms Used in this Report

Currency Abbreviation

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

CDI	CREST Depository Interest

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

GMTN	Global Medium-Term Note

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

PCL	Public Company Limited

PIK	Payment-in-Kind

PJSC	Public Joint Stock Company

RB	Revenue Bond

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SG	Syncora Guarantee

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

SPDR	Standard & Poor’s Depository Receipt

TBA	To-Be-Announced

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Want to know more?

blackrock.com    |    800-882-0052

This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

TAXBOND-06/23-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies

(a) Not Applicable to this semi-annual report

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable due to no such purchases during the period covered by this report.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies — Not Applicable to this semi-annual report

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

(c) Notices to the registrant’s common shareholders in accordance with the order under Section  6(c) of the 1940 Act granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 under the 1940 Act, dated May 9, 20091

[1]	The Fund has received exemptive relief from the Securities and Exchange Commission permitting it to make periodic distributions of long-term capital gains with respect to its outstanding common stock as frequently as twelve times each year, and as frequently as distributions are specified by or in accordance with the terms of its outstanding preferred stock. This relief is conditioned, in part, on an undertaking by the Fund to make the disclosures to the holders of the Fund’s common shares, in addition to the information required by Section 19(a) of the 1940 Act and Rule 19a-1 thereunder. The Fund is likewise obligated to file with the SEC the information contained in any such notice to shareholders and, in that regard, has attached hereto copies of each such notice made during the period.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Allocation Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust

Date: August 25, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust

Date: August 25, 2023

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Credit Allocation Income Trust

Date: August 25, 2023